[LOGO] FIRST AMERICAN FUNDS(TM)                       2001
                                                      ANNUAL REPORT




                                         EQUITY FUNDS








"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS. WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.


     OUR FUND FAMILY

  |  HIGHER RISK AND RETURN POTENTIAL
  |
> |  LARGE CAP FUNDS
  |    [] LARGE CAP GROWTH
  |    [] LARGE CAP VALUE
  |    [] LARGE CAP CORE
  |    [] GROWTH & INCOME
  |    [] RELATIVE VALUE
  |    [] CAPITAL GROWTH
  |    [] EQUITY INCOME
  |    [] BALANCED
> |  MID CAP FUNDS
  |    [] MID CAP GROWTH
  |    [] MID CAP VALUE
  |    [] MID CAP CORE
> |  SMALL CAP FUNDS
  |    [] MICRO CAP
  |    [] SMALL CAP GROWTH
  |    [] SMALL CAP VALUE
  |    [] SMALL CAP CORE
> |  INTERNATIONAL FUNDS
  |    [] EMERGING MARKETS
  |    [] INTERNATIONAL
> |  SECTOR FUNDS
  |    [] HEALTH SCIENCES
  |    [] REAL ESTATE SECURITIES
  |    [] TECHNOLOGY
  |    [] SCIENCE & TECHNOLOGY
  |  INDEX FUNDS
  |  ASSET ALLOCATION FUNDS
  |  INCOME FUNDS
  |  TAX FREE INCOME FUNDS
  |  MONEY MARKET FUNDS
  |
  |  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                      1
Report of Independent Auditors              47
LARGE CAP FUNDS
    Statements of Net Assets                48
    Statements of Operations                68
    Statements of Changes in Net Assets     70
    Financial Highlights                    72
MID CAP FUNDS
    Statements of Net Assets                80
    Statements of Operations                88
    Statements of Changes in Net Assets     89
    Financial Highlights                    90
SMALL CAP FUNDS
    Statements of Net Assets                94
    Statements of Operations               102
    Statements of Changes in Net Assets    104
    Financial Highlights                   106
INTERNATIONAL FUNDS
    Statements of Net Assets               110
    Statements of Operations               116
    Statements of Changes in Net Assets    117
    Financial Highlights                   118
SECTOR FUNDS
    Statements of Net Assets               120
    Statements of Operations               126
    Statements of Changes in Net Assets    128
    Financial Highlights                   130
Notes to Financial Statements              134
Notice to Shareholders                     150




Our recent merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.



MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  November 16, 2001



     DEAR SHAREHOLDERS:

     Speaking for the board of directors and the staff of U.S. Bancorp Piper Jaffray Asset Management, Inc., thank you for the ongoing opportunity you have given us to manage your investments. This has been a momentous year for our fund family, as it has grown by combining the funds of the First American family with those from Firstar Funds. We believe this combination will provide significantly greater resources and capabilities that should prove beneficial to our shareholders.

     The past year is one that will leave its mark on all Americans due to a series of tumultuous and trying circumstances. Starting with a disputed Presidential election at the end of 2000, and followed by a slowing U.S. economy, a series of interest-rate cuts by the Federal Reserve, and the unprecedented terrorist action on September 11, the investment environment was like nothing we had ever witnessed. Like you, we will always remember those who lost their lives in the tragic terrorist attacks and the many citizens who sacrificed themselves in a heroic cause.

     Not surprisingly, this sequence of events resulted in market volatility. Bond markets generally benefited during this time, while equity markets underwent a fairly dramatic and sustained correction. A market environment such as this can be extremely challenging, and we are reminded that from time to time unusual events can create trying times for investors. This is when a focus on maintaining a disciplined, diversified approach is so important in helping you achieve your long-term objectives.

     This report provides you with details of investment results, fund holdings, financial statements, and notes relating to fund operations for the fiscal year ended September 30, 2001. Please review this information at your convenience.

     We thank you for putting your trust in the newly expanded First American family of funds. We are committed to helping you achieve your investment goals.



     Sincerely,


     /s/ Virginia L. Stringer                   /s/ Mark Jordahl


     VIRGINIA L. STRINGER                       MARK JORDAHL

     Chairperson of the Board                   Chief Investment Officer
     First American Investment Funds, Inc.      U.S. Bancorp Piper Jaffray Asset
                                                Management


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     1)

A QUICKLY
EVOLVING INVESTMENT
ENVIRONMENT


So much can change in one year. In September 2000, America was just beginning to focus on choosing a new President. The stock market was showing signs of taking an extended breather, but few saw any significant red flags for the economy. However, the environment quickly began to change. Stocks were confronted with substantial volatility, but bond markets managed to hold their own.

By the end of 2000, it was clear that an economic slowdown was beginning to take hold. Recognizing this situation, the Federal Reserve (the Fed) opened 2001 with a surprising cut in short-term interest rates. It represented a change in policy for the Fed, which up to that point had focused its energies on avoiding an overheated economy and the threat of inflation. The Fed remained aggressive about cutting rates through the winter, spring, and summer months, and its concern about a slowdown proved to be well founded. By the second quarter of 2001, the economy was teetering on the brink of a possible recession.



STOCKS STRUGGLE THROUGHOUT THE YEAR

While consumers managed to maintain fairly normal levels of spending for much of 2001, the major problem was that capital spending by businesses slowed significantly. This took a huge bite out of profits for a number of companies, dragging down stock prices. Sectors such as technology and telecommunications, which had been in a correction phase since early 2000, were hardest hit in this environment.

In general, smaller stocks performed better than large-company issues, and stocks with a value orientation were better performers than growth stocks.


(2      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

BONDS ON MORE SOLID GROUND

With signs of a slowing economy and the Fed cutting interest rates, the environment proved generally favorable for bonds. Yields on short- to intermediate-term securities in particular moved lower, helping to produce positive results for bond investors. In fact, interest rates on the shorter end of the yield curve dropped dramatically, while long-term rates tended to stay relatively stable. Corporate bonds started the 12-month period rather slowly, as Treasury securities proved more attractive. In the first six months of 2001, corporate bonds offered better returns, but took a backseat again in the last three months of the fiscal year. Typically, portfolios structured to benefit from falling interest rates and focused on the middle of the yield curve enjoyed the best performance.

The municipal bond market was in a rally mode for most of the 12-month period. As with taxable bonds, yields on shorter- to intermediate-term tax-exempt bonds declined the most. In fact, the bulk of the price appreciation occurred in the closing months of 2000.



SEPTEMBER 11 CREATES A DIFFERENT MARKET

An already difficult investment environment was greatly exacerbated by the terrible atrocities that occurred on September 11. It created an entirely new level of uncertainty that was far different from what the markets had ever seen, and did away with any hopes for an immediate economic recovery.

The volatile nature of the past year in the market provides further evidence of the importance of owning a diversified portfolio. Markets can move quickly, and unforeseen events can rapidly change the direction of the investment world. More than ever, the First American family of funds offers you a wide selection of investment options to help you take full advantage of the opportunities available in today's market.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      3)

LARGE CAP GROWTH


INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


Growth stocks, the dominant performer of the markets in the late 1990s, bore the brunt of a severe bear market that began in early 2000. The First American Large Cap Growth Fund declined 51.31% for the fiscal year ended September 30, 2001 (Class A shares declined 51.45% on net asset value). During the 12-month period, the fund's benchmark, the S&P 500 Composite Index, declined 26.62%.

While the domestic economy faced a significant slowdown dating back to the closing months of 2000, the situation was even more severe for many major U.S. corporations. They found themselves in what can be described as a "profits recession." Corporate earnings declined dramatically, and stock prices paid a significant price as a result. Large-cap growth stocks, which had been major beneficiaries of an unprecedented bull market in the previous decade, were particularly hard hit. Investors were clearly surprised by the depth of the profit decline, and a major selloff resulted.

The fund began the fiscal year with a heavy emphasis on technology stocks. That proved to be damaging to the portfolio in the early months, as technology stalwarts such as Cisco Systems and Texas Instruments saw their stock prices plunge. The fund's position in technology was reduced, and stocks the fund continues to hold in that area tend to be companies that may be less aggressive, but offer stable profit growth.

The fund put an increased weighting in growth stocks from the health care and consumer areas. Health care stocks proved to be the best-performing sector in the marketplace.

Another damaging aspect of the past year's market was a sudden change in the fortunes of energy stocks. Early in the period, energy stocks looked particularly attractive, as high demand and reduced supplies resulted in a boost in oil and natural gas prices. However, as the economy lost steam, demand fell as well as the values of many energy stocks.

The main issue affecting the fortunes of growth stocks going forward is when the economy will begin to recover. The events on September 11 have clearly dealt a setback to hopes for a rapid rebound. Until it becomes evident that corporate profits can stabilize and improve, the fund will maintain a somewhat defensive posture in its stock selection. Once it becomes evident that the economy is on the rise, the market for large-cap growth stocks, a core holding for many investors, is likely to improve.

---------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(5)
                                                 --------------------------------------------------------------
                               1 YEAR   5 YEARS    12/18/1992    8/2/1994    8/15/1994    2/1/1999   9/24/2001
---------------------------------------------------------------------------------------------------------------
Class A NAV                   -51.45%     2.09%         5.39%          --           --          --          --
---------------------------------------------------------------------------------------------------------------
Class A POP                   -54.11%     0.95%         4.72%          --           --          --          --
---------------------------------------------------------------------------------------------------------------
Class B NAV                   -51.79%     1.34%            --          --        7.42%          --          --
---------------------------------------------------------------------------------------------------------------
Class B POP                   -53.93%     1.09%            --          --        7.42%          --          --
---------------------------------------------------------------------------------------------------------------
Class C NAV                   -51.78%        --            --          --           --     -15.51%          --
---------------------------------------------------------------------------------------------------------------
Class C POP                   -52.70%        --            --          --           --     -15.84%          --
---------------------------------------------------------------------------------------------------------------
Class S                            --        --            --          --           --          --       2.87%
---------------------------------------------------------------------------------------------------------------
Class Y                       -51.31%     2.36%            --       8.38%           --          --          --
---------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)  -45.64%     6.50%        10.01%      11.54%       11.54%     -12.54%          --
---------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%        12.63%      13.65%       13.65%      -5.33%          --
---------------------------------------------------------------------------------------------------------------


(4      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
              LARGE CAP        LARGE CAP         LARGE CAP       RUSSELL      S&P 500
             GROWTH FUND,     GROWTH FUND,      GROWTH FUND,   1000 GROWTH   COMPOSITE
             CLASS A NAV      CLASS A POP         CLASS Y        INDEX(3)     INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1992        10,000            9,452                           10,000        10,000
 9/1993         8,947            8,457                            9,907        10,759
 9/1994         9,286            8,777                           10,485        11,155
 9/1995        12,183           11,515                           13,861        14,474
 9/1996        14,300           13,516                           16,827        17,416
 9/1997        18,976           17,935                           22,934        24,461
 9/1998        19,092           18,045                           25,481        26,672
 9/1999        25,964           24,541                           34,362        34,083
 9/2000        32,663           30,873                           42,413        38,611
 9/2001        15,859           14,989                           23,056        28,332

CLASS Y

 8/1994                                            10,000        10,000        10,000
 9/1994                                            10,236         9,863         9,756
 9/1995                                            13,467        13,038        12,657
 9/1996                                            15,835        15,828        15,231
 9/1997                                            21,021        21,574        21,391
 9/1998                                            21,246        23,969        23,325
 9/1999                                            28,970        32,324        29,806
 9/2000                                            36,541        39,897        33,765
 9/2001                                            17,792        21,688        24,777

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On May 18, 1994, the Large Cap Growth Fund became the successor by merger to the Boulevard Blue Chip Growth Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Blue Chip Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      5)

LARGE CAP VALUE

INVESTMENT OBJECTIVE: PRIMARY--CAPITAL APPRECIATION; SECONDARY--CURRENT INCOME


In one of the most difficult 12-month periods in recent memory for stocks of large American companies, the First American Large Cap Value Fund declined 13.53% for the fiscal year ended September 30, 2001 (Class A shares declined 13.72% on net asset value). During the same 12-month period, the fund's benchmark, the Russell 1000 Value Index, declined 8.91%.

The past 12 months saw investors turn more attention to value-oriented stocks. This segment of the market struggled through much of the 1990s, at a time when most investors preferred stocks of growth companies, especially in the high-flying technology sector. Since the early months of 2000, investor sentiment has shifted, favoring value issues. While technology stocks were losing ground, investors were putting more money to work in financial services, energy, and utilities stocks. Those sectors performed particularly well in the closing months of 2000.

After a brief spurt by growth stocks in the opening weeks of 2001, value once again regained leadership, and that trend generally held firm through much of the rest of the fiscal year. A significant event that occurred regularly throughout the year was the decision by the Federal Reserve (the Fed) to reduce short-term interest rates. Typically, in periods where the Fed is cutting rates, value stocks tend to perform well relative to the rest of the equity market. The Fed's actions were an effort to keep the U.S. economy from slowing too much. Despite the Fed's best efforts, the tragic events on September 11 may have pushed the nation into a recession.

The declining interest-rate environment helped improve prospects for financial services companies, and the fund was able to capitalize on positive performance. Basic materials and industrial stocks also performed relatively well, as did a number of the fund's health care holdings. By contrast, technology stocks struggled, though the fund's focus on more conservative companies in this sector tended to perform better than the broad market of technology stocks. Utilities stocks started the year on a positive track, but struggled through most of 2001, detracting from the fund's returns.

While the terrorist attacks on America have added a great deal of uncertainty to the equation, there are positive signs for equities entering the new fiscal year. What's more, it is possible that value stocks will continue to enjoy a position of strength within the stock market. Thanks to significant stimulus from the Fed and from added U.S. government spending and tax cuts, it seems likely that the economy will turn a corner and begin to enjoy modest growth in the coming months, which should improve the profit outlook for a number of companies. Today's market appears to offer fairly attractive value, and that is likely to benefit investors in the future.

----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(5)
                                                            ----------------------------------------------
                               1 YEAR   5 YEARS   10 YEARS    2/4/1994   8/15/1994   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------------------
Class A NAV                   -13.72%     6.10%     10.94%          --          --         --          --
----------------------------------------------------------------------------------------------------------
Class A POP                   -18.48%     4.91%     10.32%          --          --         --          --
----------------------------------------------------------------------------------------------------------
Class B NAV                   -14.42%     5.31%         --          --       9.99%         --          --
----------------------------------------------------------------------------------------------------------
Class B POP                   -18.29%     5.08%         --          --       9.99%         --          --
----------------------------------------------------------------------------------------------------------
Class C NAV                   -14.36%        --         --          --          --     -5.02%          --
----------------------------------------------------------------------------------------------------------
Class C POP                   -15.99%        --         --          --          --     -5.38%          --
----------------------------------------------------------------------------------------------------------
Class S                            --        --         --          --          --         --       4.24%
----------------------------------------------------------------------------------------------------------
Class Y                       -13.53%     6.38%         --      10.60%          --         --          --
----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)    -8.91%    11.67%     13.85%      13.42%      13.99%      0.63%          --
----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%     12.70%      13.24%      13.73%     -5.34%          --
----------------------------------------------------------------------------------------------------------


(6      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

           FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              LARGE CAP         LARGE CAP         LARGE CAP        RUSSELL     S&P 500
             VALUE FUND,       VALUE FUND,       VALUE FUND,     1000 VALUE   COMPOSITE
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)     INDEX(4)
           ----------------------------------------------------------------------------
CLASS A

9/1991          10,000             9,452                           10,000       10,000
9/1992          10,788            10,197                           11,240       11,105
9/1993          12,495            11,810                           14,090       12,549
9/1994          13,540            12,798                           13,994       13,012
9/1995          16,960            16,031                           17,868       16,882
9/1996          21,013            19,861                           21,075       20,314
9/1997          29,171            27,571                           29,992       28,531
9/1998          26,612            25,153                           31,069       31,110
9/1999          32,447            30,669                           36,885       39,754
9/2000          32,746            30,951                           40,173       45,035
9/2001          28,252            26,703                           36,592       33,047

CLASS Y

2/1994                                              10,000         10,000       10,000
9/1994                                              10,170          9,935       10,074
9/1995                                              12,763         12,686       13,070
9/1996                                              15,867         14,963       15,728
9/1997                                              22,076         21,294       22,089
9/1998                                              20,206         22,059       24,086
9/1999                                              24,707         26,188       30,779
9/2000                                              24,995         28,523       34,867
9/2001                                              21,614         25,980       25,585

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      7)

LARGE CAP CORE

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


The First American Large Cap Core Fund declined by 37.34% for the 12-month period ended September 30, 2001 (Class A shares declined 37.47% on net asset value). During the 12 months, the fund's benchmark, the S&P 500 Composite Index, declined 26.62%.

The stock market was plagued throughout the 12-month period by the gradual weakening of the U.S. economy. The attacks on September 11 may have been the last straw, potentially sending the United States into a recession. Throughout the period, the stock market moved in different and sometimes surprising directions that made it difficult to identify the best categories of stocks. For instance, in the closing months of 2000 and early part of 2001, there were serious concerns about possible energy shortages. Prices of oil and natural gas shot up, benefiting stocks in those areas. But as the year progressed, the weaker economy dampened energy demand, and consequently, the fortunes of many of the stocks that had previously benefited. Likewise, stocks of large pharmaceutical companies performed particularly well in the early months of the fiscal year, but struggled through most of 2001.

The fund is well diversified among a broad range of large-cap stocks with about 130 issues in the portfolio. The outlook is particularly optimistic for health care and financial services stocks, which have a heavier-than-average weighting in the portfolio. The fund is structured with the expectation that the U.S. economy will begin to improve in the coming months, and the picture for company profits, which has been dismal in 2001, will improve in 2002. The fund's emphasis has been to own companies that would capitalize on this environment.

----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                            SINCE INCEPTION(4)
                                                ---------------------------------------------------------
                              1 YEAR   5 YEARS   12/29/1992   1/9/1995   3/1/1999  11/27/2000   9/24/2001
----------------------------------------------------------------------------------------------------------
Class A NAV                  -37.47%     5.36%           --     10.11%         --          --          --
----------------------------------------------------------------------------------------------------------
Class A POP                  -40.92%     4.18%           --      9.18%         --          --          --
----------------------------------------------------------------------------------------------------------
Class B NAV                  -37.95%        --           --         --     -9.35%          --          --
----------------------------------------------------------------------------------------------------------
Class B POP                  -40.67%        --           --         --    -10.24%          --          --
----------------------------------------------------------------------------------------------------------
Class C NAV                       --        --           --         --         --          --       2.95%
----------------------------------------------------------------------------------------------------------
Class C POP                       --        --           --         --         --          --       0.93%
----------------------------------------------------------------------------------------------------------
Class S                           --        --           --         --         --     -31.16%          --
----------------------------------------------------------------------------------------------------------
Class Y                      -37.34%     5.62%        8.42%         --         --          --          --
----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)   -26.62%    10.22%       12.80%     14.63%     -6.99%     -20.02%          --
----------------------------------------------------------------------------------------------------------


(8      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP CORE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               LARGE CAP         LARGE CAP         LARGE CAP      S&P 500
              CORE FUND,        CORE FUND,        CORE FUND,     COMPOSITE
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)
            --------------------------------------------------------------

CLASS A

 1/1995        10,000              9,452                           10,000
10/1995        12,347             11,666                           12,603
10/1996        14,635             13,828                           15,640
10/1997        17,753             16,774                           20,663
10/1998        21,051             19,890                           25,204
10/1999        24,823             23,453                           31,671
10/2000        29,768             28,126                           33,599
 9/2001        19,103             18,049                           24,760

CLASS Y

12/1992                                             10,000         10,000
10/1993                                             10,753         10,981
10/1994                                             10,813         11,406
10/1995                                             12,927         14,422
10/1996                                             15,360         17,897
10/1997                                             18,675         23,644
10/1998                                             22,203         28,840
10/1999                                             26,241         36,241
10/2000                                             31,552         38,447
 9/2001                                             20,288         28,332


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Large Cap Core Equity Fund. Prior to January 10, 1995, the Firstar fund offered one class of shares to investors without a distribution or shareholder servicing fee. Performance presented prior to January 10, 1995, does not reflect these fees.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      9)

GROWTH & INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME


The First American Growth & Income Fund lost 25.30% for the 12-month period ended September 30, 2001 (Class A shares declined 25.48% on net asset value). During the 12 months, the fund outpaced its benchmark, the S&P 500 Composite Index, which declined 26.62%.

The biggest issue confronting the equity markets during the period was continued slowing in U.S. economic growth, which may have actually reached recession levels by the end of the fiscal year, particularly following the terrorist attacks on September 11. In this environment, few companies were able to muster reasonable profit growth, which sent stock prices tumbling. Even a series of short-term interest rate cuts by the Federal Reserve, which began in January and continued right through to the end of the fiscal year, was not enough to stem the tide of a slowing U.S. economy and weak profit picture.

Among the sectors of the market that were hardest hit in the equity portfolio were stocks of health care companies. For most of the year, they proved to be a disappointment, generating poor returns. Only near the end of the year did they begin to find their way back into favor. Health care stocks represented the fund's largest equity position. The hardest-hit sector overall was technology, and that had a negative impact on the fund as well. The fund placed a bigger emphasis on technology stocks early in 2001, given that they already had suffered significant losses, but the relentless economy continued to hurt this area of business more than any other.

Better performance was generated by the fund's holdings in stocks of consumer product companies that typically don't see their fortunes change with swings in the economy, such as food and beverage firms and household products companies. Selected consumer cyclical stocks also performed well.

As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, that will mean many companies will have to work hard to achieve their profit expectations. However, it is expected that the economic cycle will eventually turn positive, probably in the early part of 2002. Once that becomes apparent, it's likely that stocks will enjoy a rebound. At some point, the fund will likely be positioned in a more aggressive manner in an effort to take advantage of an improving environment.

--------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(4)
                                                           ---------------------------------------------
                              1 YEAR   5 YEARS   10 YEARS   1/9/1995   3/1/1999  11/27/2000   9/24/2001
--------------------------------------------------------------------------------------------------------
Class A NAV                  -25.48%     7.85%         --     13.06%         --          --          --
--------------------------------------------------------------------------------------------------------
Class A POP                  -29.58%     6.64%         --     12.11%         --          --          --
--------------------------------------------------------------------------------------------------------
Class B NAV                  -26.00%        --         --         --     -6.36%          --          --
--------------------------------------------------------------------------------------------------------
Class B POP                  -29.31%        --         --         --     -7.26%          --          --
--------------------------------------------------------------------------------------------------------
Class C NAV                       --        --         --         --         --          --       3.94%
--------------------------------------------------------------------------------------------------------
Class C POP                       --        --         --         --         --          --       1.92%
--------------------------------------------------------------------------------------------------------
Class S                           --        --         --         --         --     -23.50%          --
--------------------------------------------------------------------------------------------------------
Class Y                      -25.30%     8.11%     10.75%         --         --          --          --
--------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)   -26.62%    10.22%     12.70%     14.56%     -6.97%     -19.99%          --
--------------------------------------------------------------------------------------------------------


(10      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

GROWTH & INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
            GROWTH & INCOME   GROWTH & INCOME   GROWTH & INCOME    S&P 500
                 FUND,             FUND,             FUND,        COMPOSITE
             CLASS A NAV       CLASS A POP          CLASS Y        INDEX(3)
            ---------------------------------------------------------------

CLASS A

 1/1995        10,000              9,452                            10,000
10/1995        12,631             11,934                            12,603
10/1996        15,992             15,109                            15,640
10/1997        20,866             19,714                            20,663
10/1998        24,638             23,278                            25,204
10/1999        27,550             26,030                            31,671
10/2000        30,991             29,280                            33,599
 9/2001        22,830             21,570                            24,760

CLASS Y

10/1991                                              10,000         10,000
10/1992                                              10,582         10,995
10/1993                                              11,632         12,638
10/1994                                              11,847         13,128
10/1995                                              14,808         16,599
10/1996                                              18,789         20,598
10/1997                                              24,584         27,213
10/1998                                              29,094         33,193
10/1999                                              32,618         41,710
10/2000                                              36,777         44,250
 9/2001                                              27,159         32,608

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Growth & Income Fund became the successor by merger to the Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of Firstar Growth & Income Fund. Prior to January 10, 1995, the Firstar fund offered one class of shares to investors without a sales charge or a distribution or shareholder servicing fee. Performance presented prior to January 10, 1995, does not reflect these fees.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      11)

RELATIVE VALUE


INVESTMENT OBJECTIVE: MAXIMIZE AFTER-TAX TOTAL RETURN FROM CAPITAL APPRECIATION PLUS INCOME

The First American Relative Value Fund declined by 11.97% for the 12-month period ended September 30, 2001 (Class A shares declined 12.18% on net asset value). During the 12-month period, the fund's benchmark, the Russell 1000 Value Index, declined 8.91%.

There were several major trends in the economy and markets that had a significant impact on the fund's performance over the past 12 months. For starters, the U.S. economy went into a definite slowdown mode in late 2000, and continued on that track throughout the first nine months of 2001. The tragedies on September 11 may have been the catalyst to throw the U.S. economy into a full-blown recession.

Throughout this period, the stock market continued a cycle that had begun in 2000 as investor interest shifted from a bias toward growth to one that favored value stocks. While previously red-hot sectors like technology and telecommunications stocks fell dramatically, sectors featuring a number of value-oriented names, including financial services, energy, and consumer companies that are not dependent on a strong economy to succeed, came to the forefront.

This portfolio is structured with a limited number of stocks (close to 50 at the end of the fiscal year). These stocks are chosen through a careful process that seeks to identify issues offering long-term fundamental value. Trading is limited, as the fund seeks to capture the full value of a stock's upside potential.

The fund is diversified across most market sectors, though it currently has its heaviest weighting in financial, energy, and technology stocks. Over the past fiscal year, a number of stocks in these industries performed well for the fund.

Given the dramatic decline in the markets in the wake of September 11, there appears to be solid opportunities to buy stocks at attractive prices as the new fiscal year gets underway. The foundation may have been laid for a positive year ahead. This fund strives to deliver consistent performance over time, and could play an important role in a well-diversified portfolio.

-----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(6)
                                                            -----------------------------------------------
                               1 YEAR   5 YEARS   10 YEARS   3/31/1998   8/18/1997  12/11/2000   9/24/2001
-----------------------------------------------------------------------------------------------------------
Class A NAV                   -12.18%     9.55%     12.06%          --          --          --          --
-----------------------------------------------------------------------------------------------------------
Class A POP                   -17.00%     8.32%     11.42%          --          --          --          --
-----------------------------------------------------------------------------------------------------------
Class B NAV                   -12.75%        --         --      -1.36%          --          --          --
-----------------------------------------------------------------------------------------------------------
Class B POP                   -17.07%        --         --      -2.18%          --          --          --
-----------------------------------------------------------------------------------------------------------
Class C NAV                        --        --         --          --          --          --       3.57%
-----------------------------------------------------------------------------------------------------------
Class C POP                        --        --         --          --          --          --       1.52%
-----------------------------------------------------------------------------------------------------------
Class S                            --        --         --          --          --     -13.53%          --
-----------------------------------------------------------------------------------------------------------
Class Y                       -11.97%        --         --          --       3.73%          --          --
-----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)    -8.91%    11.67%     13.85%       1.29%       6.51%      -7.67%          --
-----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%     12.70%      -0.34%       5.02%     -20.39%          --
-----------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Value Index(5)  -16.89%     9.80%     12.68%       0.15%       4.85%     -18.22%          --
-----------------------------------------------------------------------------------------------------------


(12      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

RELATIVE VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               RELATIVE          RELATIVE          RELATIVE       RUSSELL     S&P 500    S&P/BARRA
             VALUE FUND,       VALUE FUND,        VALUE FUND,   1000 VALUE   COMPOSITE   500 VALUE
             CLASS A NAV       CLASS A POP          CLASS Y      INDEX(3)     INDEX(4)   INDEX(5)
            --------------------------------------------------------------------------------------

CLASS A

11/1991        10,000           9,452                             10,000       10,000      10,000
11/1992        11,531          10,896                             12,048       11,847      11,764
11/1993        13,196          12,469                             14,299       13,044      13,968
11/1994        13,066          12,346                             14,118       13,181      13,944
11/1995        17,651          16,678                             19,273       18,055      18,815
11/1996        22,744          21,490                             24,343       23,085      23,983
11/1997        29,045          27,445                             31,566       29,668      29,997
11/1998        33,886          32,018                             36,329       36,683      33,971
11/1999        37,913          35,823                             40,132       44,344      38,203
10/2000        37,884          35,796                             42,679       46,108      42,149
 9/2001        32,140          30,368                             37,943       33,977      34,387

CLASS Y

 8/1997                                             10,000        10,000       10,000      10,000
11/1997                                             10,393        10,764       10,667      10,586
11/1998                                             12,154        12,388       13,190      11,988
11/1999                                             13,637        13,685       15,944      13,481
10/2000                                             13,671        14,553       16,579      14,874
 9/2001                                             11,627        12,938       12,217      12,135

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Value Index as benchmarks. Going forward, the fund will use the Russell 1000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) An unmanaged capitalization-weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's Composite Index with low price-to-book ratios.

(6) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.



                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      13)

CAPITAL GROWTH

INVESTMENT OBJECTIVE: MAXIMIZE LONG-TERM AFTER-TAX RETURNS


The First American Capital Growth Fund lost 43.17% for the 12-month period ended September 30, 2001(Class A shares declined 43.28% on net asset value). During the 12 months, the fund's benchmark, the Russell 1000 Growth Index, declined 45.64%.

Throughout the year, the U.S. economy was faced with a significant slowdown. This severely hampered business prospects for many companies, and led to profit declines. This also took a toll on stock prices. Hardest hit were growth companies, which had enjoyed the fruits of a solid run-up in values through the late 1990s and early 2000. With profit growth drying up, investors had less enthusiasm for the growth side of the market.

Technology stocks paid the biggest price. Business demand for tech-related products and services dried up dramatically beginning in 2000 and continuing in 2001. Stocks in that sector, which represented an important position in the fund, declined dramatically as a result. The fund also lost ground due to a strong commitment to health care stocks, which proved to be disappointing for most of the year. Only in the last two months did the health care area show signs of revival.

The fund did benefit from effective stock selection in many of the sectors in which it invests. Holdings in the consumer staple, financial, and technology area tended to perform better than the average stock within their respective sectors during the period. Few significant changes were made to the portfolio during the year. As a practice, the fund is generally positioned somewhat comparable to the overall market for growth stocks in terms of sector allocations. Value is added primarily through careful stock selection within each of those sectors.

As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, this will continue to create a challenge for many companies trying to meet profit expectations. As signs of an improved economy become more apparent, which could happen by early 2002, stocks are likely to generate better performance. In anticipation of that, the fund may be positioned in a more aggressive manner in order to take advantage of opportunities that are likely to return to the growth sector of the market.

--------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(6)
                                                  ------------------------------------------------------------
                                1 YEAR   5 YEARS   12/12/1994   8/18/1997   3/31/2000  12/11/2000   9/24/2001
--------------------------------------------------------------------------------------------------------------
Class A NAV                    -43.28%        --           --          --     -31.88%          --          --
--------------------------------------------------------------------------------------------------------------
Class A POP                    -46.39%        --           --          --     -34.40%          --          --
--------------------------------------------------------------------------------------------------------------
Class B NAV                    -43.66%     4.95%       10.12%          --          --          --          --
--------------------------------------------------------------------------------------------------------------
Class B POP                    -46.40%     4.62%       10.12%          --          --          --          --
--------------------------------------------------------------------------------------------------------------
Class C NAV                         --        --           --          --          --          --       2.58%
--------------------------------------------------------------------------------------------------------------
Class C POP                         --        --           --          --          --          --       0.60%
--------------------------------------------------------------------------------------------------------------
Class S                             --        --           --          --          --     -38.82%          --
--------------------------------------------------------------------------------------------------------------
Class Y                        -43.17%        --           --       0.29%          --          --          --
--------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)   -45.64%     6.50%       12.25%       1.31%     -36.88%     -30.89%          --
--------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)     -26.62%    10.22%       14.80%       5.02%     -20.56%     -20.39%          --
--------------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Growth Index(5)  -35.70%     9.94%       14.96%       4.42%     -30.55%     -22.79%          --
--------------------------------------------------------------------------------------------------------------


(14      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

CAPITAL GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               CAPITAL           CAPITAL           CAPITAL        RUSSELL     S&P 500     S&P/BARRA
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,   1000 VALUE   COMPOSITE   500 GROWTH
             CLASS B NAV       CLASS B POP         CLASS Y       INDEX(3)     INDEX(4)    INDEX(5)
            ---------------------------------------------------------------------------------------

CLASS B

12/1994        10,000            10,000                           10,000       10,000      10,000
11/1995        12,944            12,944                           13,640       13,498      13,658
11/1996        16,483            16,483                           17,228       17,258      17,528
11/1997        20,223            20,223                           21,796       22,180      23,094
11/1998        24,422            24,422                           28,042       27,424      30,885
11/1999        30,590            30,590                           36,873       33,152      39,685
10/2000        33,189            33,189                           38,250       34,470      38,845
 9/2001        19,260            19,260                           21,826       25,402      25,643

CLASS Y

 9/1997                                             10,000        10,000       10,000      10,000
11/1997                                             10,459        10,533       10,667      10,747
11/1998                                             12,646        13,552       13,190      14,372
11/1999                                             15,884        17,820       15,944      18,468
10/2000                                             17,286        18,485       16,579      18,076
 9/2001                                             10,119        10,548       12,217      11,933

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

(2) Performance for Class A, Class C, and Class S shares is not presented. Performance for Class A and Class S is higher due to lower expenses. Performance for Class C is substantially similar to Class B due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) An unmanaged market-capitalization-weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the advisor's view, the greatest growth opportunities.

(6) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      15)

EQUITY INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME


In a volatile year for stocks, the First American Equity Income Fund finished the year with a modest decline of 3.71% for the fiscal year ended September 30, 2001 (Class A shares declined 3.89% on net asset value). By comparison, the fund's benchmarks, the S&P 500 Composite Index and the Lehman Government/Credit Bond Index, declined 26.62% and gained 15.32% respectively, over the 12-month period.

Stocks that pay dividends began to draw more investor attention as market expectations shifted from the belief that the economy would continue to grow at a solid pace to the expectation that a recession was just around the corner. In fact, there has been a recession in business capital spending, which began to dramatically decline during the first months of 2001.

Because the fund was positioned to weather this change in expectations for the economy, the portfolio held up relatively well. The fund's focus on stocks that pay dividends helps to provide a cushion in periods when the markets move lower, as the current yield provides a reliable return that can help offset negative movement in stock prices.

One reason the fund performed well compared to its competitive group and the market as a whole was that it avoided significant investments in technology stocks, which were the hardest hit during the 12-month period.

Going forward, the fund will stick to its discipline of owning dividend-paying companies and emphasizing yield-oriented sectors of the market. It seems likely, particularly in the wake of the September 11 attacks, that the U.S. economy will struggle in the first months of the new fiscal year. While there are efforts underway to stimulate economic growth, the impact is likely to begin off of a much lower economic base, as well as a significantly lower level of corporate profits. The portfolio will be adjusted to favor stocks that can benefit from positive economic growth as improvement in the economy becomes more visible.

----------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(5)
                                                      ----------------------------------------------------------
                                    1 YEAR   5 YEARS   12/18/1992   8/2/1994   8/15/1994   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------------------------
Class A NAV                         -3.89%    10.74%       10.95%         --          --         --          --
----------------------------------------------------------------------------------------------------------------
Class A POP                         -9.19%     9.49%       10.24%         --          --         --          --
----------------------------------------------------------------------------------------------------------------
Class B NAV                         -4.64%     9.98%           --         --      11.64%         --          --
----------------------------------------------------------------------------------------------------------------
Class B POP                         -8.35%     9.72%           --         --      11.64%         --          --
----------------------------------------------------------------------------------------------------------------
Class C NAV                         -4.74%        --           --         --          --      0.75%          --
----------------------------------------------------------------------------------------------------------------
Class C POP                         -6.40%        --           --         --          --      0.36%          --
----------------------------------------------------------------------------------------------------------------
Class S                                 --        --           --         --          --         --       4.75%
----------------------------------------------------------------------------------------------------------------
Class Y                             -3.71%    11.08%           --     12.64%          --         --          --
----------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)         -26.62%    10.22%       12.63%     13.65%      13.65%     -5.33%          --
----------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(4)   15.32%     8.05%        7.45%      8.04%       8.04%      7.56%          --
----------------------------------------------------------------------------------------------------------------


(16      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

EQUITY INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN                 LEHMAN
                EQUITY           EQUITY           EQUITY        S&P 500    GOVERNMENT/
             INCOME FUND,     INCOME FUND,     INCOME FUND,    COMPOSITE   CREDIT BOND
             CLASS A NAV      CLASS A POP        CLASS Y        INDEX(3)     INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1992       10,000             9,452                           10,000        10,000
 9/1993       10,377             9,808                           10,759        10,861
 9/1994       10,885            10,288                           11,155        10,681
 9/1995       12,851            12,146                           14,474        11,885
 9/1996       14,960            14,140                           17,416        12,494
 9/1997       19,622            18,546                           24,461        13,518
 9/1998       21,265            20,100                           26,672        14,926
 9/1999       23,337            22,057                           34,083        15,020
 9/2000       25,929            24,507                           38,611        15,956
 9/2001       24,919            23,553                           28,332        18,013

CLASS Y

 8/1994                                           10,000         10,000        10,000
 9/1994                                           10,045          9,756         9,908
 9/1995                                           11,877         12,657        11,025
 9/1996                                           13,871         15,231        11,590
 9/1997                                           18,234         21,391        12,540
 9/1998                                           19,848         23,325        13,846
 9/1999                                           21,853         29,806        13,933
 9/2000                                           24,358         33,765        14,801
 9/2001                                           23,455         24,777        16,710

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On May 18, 1994, the Equity Income Fund became the successor by merger to the Boulevard Strategic Balance Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Strategic Balance Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      17)

BALANCED

INVESTMENT OBJECTIVE: MAXIMIZE TOTAL RETURN (CAPITAL APPRECIATION PLUS INCOME)


Stock markets have struggled in a declining economy, while bond markets have enjoyed better performance with interest rates moving lower. The First American Balanced Fund posted a decline of 18.14% for the 12-month period ended September 30, 2001 (Class A shares declined 18.38% on net asset value). For the same period, the fund's benchmarks had varying performance. The S&P 500 Composite Index declined 26.62%, while the Lehman Aggregate Bond Index gained 12.96%.
     The fund's equity component, which focused on a broad mix of large-, mid-, and small-cap stocks, was hard hit by a slowing economy. This created a difficult business environment for many companies, who saw their revenues decline and profit expectations become difficult to meet. Even a series of short-term interest-rate cuts by the Federal Reserve, which began in January and continued right through to the end of the fiscal year, was not enough to stem the tide of a slowing U.S. economy. The tragic terrorist attacks on September 11 clearly had a damaging effect on the economy as we closed out the fiscal year.
     Throughout the period, the market moved in different and sometimes surprising directions that made it difficult to identify the best categories of stocks. For instance, in the closing months of 2000 and early part of 2001, there were serious concerns about possible energy shortages. Prices of oil and natural gas shot up, benefiting stocks in those areas. But as the year progressed, the weaker economy dampened energy demand, and consequently, the fortunes of many of the stocks that had previously benefited. Likewise, stocks of large pharmaceutical companies performed particularly well in the early months of the fiscal year, but struggled through most of 2001.
     The fund took advantage of strong performance among its holdings of health care services and supply companies. By contrast, the weak technology sector had a detrimental impact on the portfolio as it did on the market as a whole.
     In the fixed-income portfolio, interest rates on the short end of the yield curve came down dramatically from January forward, tied to the Federal Reserve's interest-rate cuts. Longer-bonds saw yields drop, but not in a significant way. Early in the year, the fund put a heavy emphasis on corporate bonds, and they performed better than Treasury debt securities into the summer. The fund's position was shifted somewhat at that time, taking profits on some corporate bonds and putting the proceeds to work in U.S. Treasury securities.
     As the U.S. economy showed further signs of slowing in the middle of summer, the environment changed in favor of Treasury debt securities. The September 11 attacks clearly changed investor perceptions for the short term, and most looked to put money to work in the highest-quality sector of the bond market--short-term U.S. government securities.
     As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, that will continue to create a difficult profit environment for many companies. It also is likely to keep the bond market moving in a generally positive direction.
     Equity markets are waiting for signs of economic improvement. It seems possible that stimulus efforts by both the Federal Reserve and the federal government will help that process. Once a recovery becomes apparent, stocks are likely to enjoy stronger performance. In the short term, markets will likely remain volatile, but as signals improve, the fund may take a more aggressive position in order to capitalize on future appreciation potential.
     Although interest rates are at very low levels, continued modest inflation should prevent them from climbing dramatically in the months ahead. In an environment where rates are relatively steady or moving only slightly higher, it is likely that corporate bonds will prove to be the most attractive area of the fixed income market, and the bond portfolio will concentrate on that segment.

---------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(6)
                                                     ----------------------------------------------------------
                                   1 YEAR   5 YEARS   3/30/1992   1/9/1995   3/1/1999   11/27/2000   9/24/2001
---------------------------------------------------------------------------------------------------------------
Class A NAV                       -18.38%     5.99%          --      9.48%         --           --          --
---------------------------------------------------------------------------------------------------------------
Class A POP                       -22.88%     4.80%          --      8.55%         --           --          --
---------------------------------------------------------------------------------------------------------------
Class B NAV                       -19.00%        --          --         --     -0.75%           --          --
---------------------------------------------------------------------------------------------------------------
Class B POP                       -22.37%        --          --         --     -1.66%           --          --
---------------------------------------------------------------------------------------------------------------
Class C NAV                            --        --          --         --         --           --       2.15%
---------------------------------------------------------------------------------------------------------------
Class C POP                            --        --          --         --         --           --       0.18%
---------------------------------------------------------------------------------------------------------------
Class S                                --        --          --         --         --      -14.03%          --
---------------------------------------------------------------------------------------------------------------
Class Y                           -18.14%     6.29%       8.33%         --         --           --          --
---------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)        -26.62%    10.22%      12.74%     14.56%     -6.97%      -20.00%          --
---------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(4)     12.96%     8.06%       7.76%      8.49%      7.76%       10.41%          --
---------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(5)  13.17%     8.00%       7.26%      7.90%      7.74%       10.88%          --
---------------------------------------------------------------------------------------------------------------


(18      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

BALANCED


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

                                                                                            LEHMAN
            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN    S&P 500       LEHMAN      GOVERNMENT/
            BALANCED FUND,   BALANCED FUND,   BALANCED FUND,   COMPOSITE     AGGREGATE    CREDIT BOND
             CLASS A NAV      CLASS A POP         CLASS Y       INDEX(3)   BOND INDEX(4)    INDEX(5)
           ------------------------------------------------------------------------------------------
CLASS A

 1/1995        10,000            9,452                           10,000       10,000         10,000
10/1995        12,197           11,522                           12,603       11,288         11,077
10/1996        13,707           12,949                           15,640       11,948         11,721
10/1997        16,182           15,287                           20,663       13,013         12,599
10/1998        17,578           16,606                           25,204       14,226         13,745
10/1999        18,541           17,516                           31,671       14,301         13,882
10/2000        22,152           20,926                           33,599       15,344         14,775
 9/2001        18,380           17,363                           24,760       17,220         16,605

CLASS Y

 3/1992                                            10,000        10,000       10,000         10,000
10/1992                                            10,381        10,548       10,706         10,713
10/1993                                            11,772        12,124       11,978         11,778
10/1994                                            11,665        12,593       11,538         11,550
10/1995                                            13,974        15,923       13,344         12,997
10/1996                                            15,724        19,759       14,124         13,752
10/1997                                            18,618        26,104       15,383         14,782
10/1998                                            20,264        31,841       16,818         16,127
10/1999                                            21,454        40,011       16,906         16,287
10/2000                                            25,720        42,448       18,140         17,335
 9/2001                                            21,389        31,280       20,357         19,482

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to September 24, 2001, represents that of Firstar Balanced Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as its benchmark index. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(5) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities.


                                      AMERICAN FUNDS ANNUAL REPORT 2001      19)

MID CAP GROWTH

INVESTMENT OBJECTIVE: GROWTH OF CAPITAL


Growth stocks faced significant challenges in the fiscal year ended September 30, 2001. This took a toll on the First American Mid Cap Growth Fund, which declined 49.22% (Class A shares lost 49.38% on net asset value). By comparison, the fund's benchmark, the Russell Midcap Growth Index, declined by 51.77%.

Beginning in the closing months of 2000, the U.S. economy, which had enjoyed tremendous growth in previous years, suddenly began to slow significantly. While not yet slipping into a recession, economic growth was tepid at best through much of the fiscal year. That created a difficult environment for growth stocks, which depend on increasing revenues and profits to rise in value. Technology stocks, commonly a big part of any growth portfolio, were the hardest hit. As many companies trimmed their spending on technology and telecommunications equipment, a number of these stocks were driven down in dramatic fashion.

Given that reality, the fund shifted its focus to other types of mid-cap growth stocks. Better opportunities were identified in areas like energy, financial services, and health care.

The tragic attacks that occurred on September 11 appeared to leave a mark on the U.S. economy. Hopes of avoiding a recession faded as a result of the tragedy, and that may delay a near-term recovery for growth stocks. However, it is possible that as the economy begins to recover and another cycle of growth gets underway, the fund should be able to capitalize on a number of investment opportunities.

In fact, mid-cap stocks have a solid record of performing well in the early stages of an economic recovery. While this area of the market can be subject to significant volatility, there are reasons to be optimistic about long-term prospects for the portfolio. With the Federal Reserve and the U.S. government adding fiscal stimulus to the economy, the environment is likely to improve for mid-cap companies that are looking for capital to grow their businesses. What's more, mid-cap growth stocks still appear to be attractively valued in the market, which should draw more investor interest as stocks find their way back into positive territory.

-------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(5)
                                                               ----------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    8/7/1998    2/1/1999   9/24/2001
-------------------------------------------------------------------------------------------------
Class A NAV                     -49.38%     4.36%     10.63%          --          --          --
-------------------------------------------------------------------------------------------------
Class A POP                     -52.17%     3.18%     10.01%          --          --          --
-------------------------------------------------------------------------------------------------
Class B NAV                     -49.65%        --         --      -0.66%          --          --
-------------------------------------------------------------------------------------------------
Class B POP                     -51.11%        --         --      -1.04%          --          --
-------------------------------------------------------------------------------------------------
Class C NAV                     -49.73%        --         --          --      -3.60%          --
-------------------------------------------------------------------------------------------------
Class C POP                     -50.53%        --         --          --      -3.97%          --
-------------------------------------------------------------------------------------------------
Class S                              --        --         --          --          --       1.81%
-------------------------------------------------------------------------------------------------
Class Y                         -49.22%     4.64%     10.77%          --          --          --
-------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(3)  -51.77%     4.51%      9.73%       4.38%      -5.80%          --
-------------------------------------------------------------------------------------------------
Russell Midcap Index(4)         -22.36%     9.15%     12.74%       8.86%       2.57%          --
-------------------------------------------------------------------------------------------------


(20      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MID CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               MID CAP           MID CAP           MID CAP          RUSSELL      RUSSELL
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,    MIDCAP GROWTH   MIDCAP
             CLASS A NAV       CLASS A POP         CLASS Y          INDEX(3)    INDEX(4)
            ----------------------------------------------------------------------------
CLASS A

9/1991         10,000              9,452                             10,000       10,000
9/1992         10,462              9,891                             10,923       11,454
9/1993         14,322             13,540                             13,132       14,281
9/1994         13,974             13,211                             13,450       14,517
9/1995         18,820             17,793                             17,440       18,450
9/1996         22,177             20,967                             20,289       21,410
9/1997         26,843             25,379                             26,303       28,916
9/1998         23,340             22,066                             23,838       27,177
9/1999         30,736             29,058                             32,704       32,463
9/2000         54,231             51,272                             52,449       42,729
9/2001         27,453             25,955                             25,297       33,175

CLASS Y

2/1997                                              10,000           10,000       10,000
9/1997                                              12,193           12,338       12,318
9/1998                                              10,633           11,182       11,577
9/1999                                              14,032           15,341       13,829
9/2000                                              24,820           24,603       18,202
9/2001                                              12,604           11,867       14,132

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On August 7, 1998, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to August 7, 1998, is that of the Piper Emerging Growth Fund.

     The Mid Cap Growth Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      21)

MID CAP VALUE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


In a generally difficult market for stocks, mid-cap value issues managed to avoid many of the problems. Still, the First American Mid Cap Value Fund declined 5.37% for the fiscal year ended September 30, 2001 (Class A shares lost 5.41% on net asset value). Over the 12 months, the fund's broad-based benchmark, the Russell Midcap Value Index, declined 0.04%.

A very positive trend for the fund was that value stocks significantly outperformed growth issues. While a slow economy limited the upside potential for stocks, investors clearly showed a preference for attractively priced companies that could generate positive earnings. Over an 18-month span, mid-cap value stocks have made up most of the ground that was lost during an extended period that favored growth stocks during the late 1990s and early part of 2000.

The fund focused its portfolio on high-quality companies with a track record of solid profitability and steady business performance. These companies are driven by strong management teams and participate in industries with good business fundamentals. Among the blue-chip names that contributed positively to the fund's performance were General Dynamics, SunGard Data Systems, Kinder Morgan, and ITT Industries. Two stocks in the portfolio that were faced with difficult challenges but managed to bounce back strongly were Office Depot and Federated Department Stores.

The fund lost some ground due to poor performance among its limited holdings in the hard-hit technology sector, and significant losses in a major airline holding, Delta Airlines, shortly after the terrorist attacks on September 11.

Those events had a damaging effect on investor psychology and expectations for an economic turnaround. The market's expectation for the economy is that a recovery may be delayed until some time in 2002, as the nation tries to rebound from the impact of the tragedy on a number of business sectors. The fund is structured with a very diversified mix of stocks across a broad range of industries. With a focus on identifying companies that have the potential to outperform the market as a whole, the fund will seek to generate competitive returns in the year ahead.

---------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                 SINCE INCEPTION(5)
                                                            ---------------------------------------------
                               1 YEAR   5 YEARS   10 YEARS   2/4/1994   8/15/1994   2/1/1999   9/24/2001
---------------------------------------------------------------------------------------------------------
Class A NAV                    -5.41%     2.94%     10.24%         --          --         --          --
---------------------------------------------------------------------------------------------------------
Class A POP                   -10.61%     1.78%      9.61%         --          --         --          --
---------------------------------------------------------------------------------------------------------
Class B NAV                    -6.21%     2.18%         --         --       7.07%         --          --
---------------------------------------------------------------------------------------------------------
Class B POP                   -10.90%     1.94%         --         --       7.07%         --          --
---------------------------------------------------------------------------------------------------------
Class C NAV                    -6.17%        --         --         --          --      0.11%          --
---------------------------------------------------------------------------------------------------------
Class C POP                    -8.05%        --         --         --          --     -0.27%          --
---------------------------------------------------------------------------------------------------------
Class S                            --        --         --         --          --         --       3.23%
---------------------------------------------------------------------------------------------------------
Class Y                        -5.37%     3.20%         --      7.83%          --         --          --
---------------------------------------------------------------------------------------------------------
Russell Midcap Value Index(3)  -0.04%    10.77%     13.84%     12.29%      12.69%      5.13%          --
---------------------------------------------------------------------------------------------------------
Russell Midcap Index(4)       -22.36%     9.15%     12.74%     11.35%      11.97%      2.57%          --
---------------------------------------------------------------------------------------------------------


(22      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MID CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
               MID CAP          MID CAP          MID CAP        RUSSELL         RUSSELL
             VALUE FUND,      VALUE FUND,      VALUE FUND,    MIDCAP VALUE      MIDCAP
             CLASS A NAV      CLASS A POP        CLASS Y        INDEX(3)       INDEX(4)
            ---------------------------------------------------------------------------
CLASS A

9/1991         10,000             9,452                          10,000         10,000
9/1992         11,517            10,880                          11,813         11,454
9/1993         13,688            12,931                          15,030         14,281
9/1994         16,257            15,357                          15,184         14,517
9/1995         18,310            17,297                          18,942         18,450
9/1996         22,930            21,662                          21,924         21,410
9/1997         32,086            30,311                          30,748         28,916
9/1998         22,836            21,573                          29,608         27,177
9/1999         24,669            23,305                          32,368         32,463
9/2000         28,019            26,469                          36,576         42,729
9/2001         26,504            25,038                          36,563         33,175

CLASS Y

2/1994                                            10,000         10,000         10,000
9/1994                                            10,731         10,017          9,900
9/1995                                            12,108         12,497         12,582
9/1996                                            15,209         14,464         14,600
9/1997                                            21,331         20,286         19,719
9/1998                                            15,220         19,533         18,533
9/1999                                            16,508         21,354         22,138
9/2000                                            18,810         24,130         29,138
9/2001                                            17,800         24,122         22,623

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Value Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      23)

MID CAP CORE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


Amid a weakening economy, mid-cap stocks faced difficult challenges in the 12-month period ended September 30, 2001. In that time, the First American Mid Cap Core Fund declined 22.46% (Class A shares lost 22.64% on net asset value). The fund's benchmark, the S&P Midcap 400 Index, declined 19.00% for the period.

As 2000 came to a close, significant concerns about the state of the U.S. economy were coming to the forefront. By early January, the Federal Reserve began a long string of short-term interest rate cuts in an effort to keep the economy out of recession. In the early part of the fiscal year, energy stocks performed extremely well. Health care and financial stocks also held up reasonably well. The environment was far more difficult for stocks in the once high-flying technology sector. With an economic slowdown at hand, a number of businesses trimmed their technology budgets, and that left many technology suppliers struggling to generate profit growth.

While the environment as a whole was difficult for equity investors, mid-cap stocks generally held up better than large-cap stocks. That was a switch from previous years, when large-cap stocks significantly outperformed the rest of the market. Still, a number of companies found earnings growth hard to come by in slow-growth economy.

Effective stock selection in these sectors proved to be helpful to the fund's return. While the absolute performance of technology stocks was disappointing, the fund managed to avoid the weakest sectors, such as Internet and semiconductor stocks.

In light of the September 11 attacks on the United States, steps have been taken to upgrade the portfolio, focusing on stocks that are not overly dependent on the immediate prospects for the U.S. economy. This conservative approach should be helpful in a period of uncertainty and expected volatility in the market. Once the economy begins to move out of a recession, mid-cap stocks appear to be well positioned to capture much of the potential of the markets. Historically, mid-cap issues have performed very well in the early stages of an economic recovery. If that pattern holds true again, the fund should be well positioned to take advantage of the opportunities offered in the market.

-------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                               SINCE INCEPTION(4)
                                                        -----------------------------------------------
                           1 YEAR   5 YEARS   10 YEARS   1/9/1995     3/1/1999  12/11/2000   9/24/2001
-------------------------------------------------------------------------------------------------------
Class A NAV               -22.64%     5.66%         --     10.72%           --          --          --
-------------------------------------------------------------------------------------------------------
Class A POP               -26.89%     4.47%         --      9.79%           --          --          --
-------------------------------------------------------------------------------------------------------
Class B NAV               -23.28%        --         --         --        5.98%          --          --
-------------------------------------------------------------------------------------------------------
Class B POP               -25.75%        --         --         --        5.20%          --          --
-------------------------------------------------------------------------------------------------------
Class C NAV                    --        --         --         --           --          --       3.39%
-------------------------------------------------------------------------------------------------------
Class C POP                    --        --         --         --           --          --       1.36%
-------------------------------------------------------------------------------------------------------
Class S                        --        --         --         --           --     -20.87%          --
-------------------------------------------------------------------------------------------------------
Class Y                   -22.46%     5.91%     10.09%         --           --          --          --
-------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index(3)   -19.00%    13.67%     14.45%     16.46%        8.01%     -15.76%         --
-------------------------------------------------------------------------------------------------------


(24      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MID CAP CORE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

              FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                  MID CAP          MID CAP          MID CAP         S&P
                 CORE FUND,       CORE FUND,       CORE FUND,    MIDCAP 400
                CLASS A NAV      CLASS A POP        CLASS Y       INDEX(3)
              -------------------------------------------------------------

CLASS A

 1/1995           10,000             9,452                         10,000
10/1995           12,873            12,166                         12,449
10/1996           14,453            13,658                         14,608
10/1997           17,658            16,688                         19,381
10/1998           16,615            15,702                         20,681
10/1999           16,832            15,907                         25,038
10/2000           24,783            23,421                         32,962
 9/2001           19,826            18,736                         27,636

CLASS Y

10/1991                                             10,000         10,000
10/1992                                             10,886         11,081
10/1993                                             12,644         13,467
10/1994                                             12,994         13,787
10/1995                                             16,346         16,711
10/1996                                             18,402         19,611
10/1997                                             22,532         26,017
10/1998                                             21,256         27,762
10/1999                                             21,588         33,612
10/2000                                             31,861         44,250
 9/2001                                             25,540         37,100

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Mid Cap Core Fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Core Equity Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged, capitalization-weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      25)

MICRO CAP

INVESTMENT OBJECTIVE: GROWTH OF CAPITAL


A struggling stock market had an impact on a broad range of stocks, including those of smaller companies. In that environment, the First American Micro Cap Fund declined 29.07% for the 12-month period ended September 30, 2001 (Class A shares declined 29.23% on net asset value). Still, the fund fared better than its benchmark, the Russell 2000 Growth Index, which was down 42.59% for the same 12-month period.

The general malaise that plagued the stock market, as the fiscal year began in October 2000, was particularly evident for growth stocks. While investors had some appetite for stocks of smaller companies, most of their interest appeared to lie in the value sector, which is not the main emphasis of this fund. One reason for the difficult market was that the U.S. economy began to lose steam at the close of 2000. A recession was narrowly avoided in the first half of 2001, but businesses had dramatically trimmed their capital spending. This took a toll on the fortunes of many smaller growth stocks, particularly in the technology sector.

In an effort to give the economy a boost, the Federal Reserve trimmed interest rates eight times between January and September. This provided a bit of a lift to the micro-cap market, but again, the fund's growth stock emphasis worked against it. Throughout the year, a number of "mini-rallies" occurred from time to time in the technology sector, but they were quickly overtaken by the continuation of the general bear market. The fund began the year with a heavy weighting in the technology sector, but eventually cut that position by more than half.

The fund did benefit from a sizable position in energy stocks, which performed very well in late 2000 and very early 2001. The fund's energy position was virtually eliminated after the runup, which worked to its benefit, as energy stocks took a turn for the worse. Stocks in the health care and financial markets also played a bigger role in the portfolio for much of the year. Late in the summer, it appeared that the U.S. economy was poised for a slow recovery, and adjustments were made to the fund, adding more stocks that would benefit from an economic upturn, including more technology issues.

The terrorist attacks on September 11 changed everything in regard to the near-term outlook. Suddenly, the economy was dealt a severe blow, and it appeared that any significant recovery for a number of struggling micro-cap firms would be delayed. Nevertheless, many micro-cap stocks appear to be attractively priced in the current market, and once the economy begins to recover, they could be poised to show better performance.

--------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                         SINCE INCEPTION(4)
                                                  ------------------------------------------------
                               1 YEAR   5 YEARS    8/1/1995     3/1/1999   12/11/2000   9/24/2001
--------------------------------------------------------------------------------------------------
Class A NAV                   -29.23%    21.35%      27.73%           --           --          --
--------------------------------------------------------------------------------------------------
Class A POP                   -33.13%    19.99%      26.57%           --           --          --
--------------------------------------------------------------------------------------------------
Class B NAV                   -29.79%        --          --       37.81%           --          --
--------------------------------------------------------------------------------------------------
Class B POP                   -32.19%        --          --       37.10%           --          --
--------------------------------------------------------------------------------------------------
Class C NAV                        --        --          --           --           --       3.43%
--------------------------------------------------------------------------------------------------
Class C POP                        --        --          --           --           --       1.37%
--------------------------------------------------------------------------------------------------
Class S                            --        --          --           --      -15.59%          --
--------------------------------------------------------------------------------------------------
Class Y                       -29.07%    21.67%      28.06%           --           --          --
--------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(3)  -42.59%    -1.75%       0.84%       -7.96%      -23.65%          --
--------------------------------------------------------------------------------------------------
Russell 2000 Index(3)         -21.21%     4.54%       6.15%        2.06%      -15.36%          --
--------------------------------------------------------------------------------------------------


(26       FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MICRO CAP

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN     RUSSELL      RUSSELL
            MICRO CAP FUND,  MICRO CAP FUND,  MICRO CAP FUND,  2000 GROWTH     2000
              CLASS A NAV      CLASS A POP        CLASS Y       INDEX(3)     INDEX(3)
              -----------------------------------------------------------------------
CLASS A

 8/1995         10,000            9,452                          10,000       10,000
10/1995         11,100           10,492                           9,704        9,723
10/1996         17,137           16,197                          10,997       11,338
10/1997         22,240           21,021                          13,325       14,663
10/1998         17,411           16,456                          11,212       12,927
10/1999         30,736           29,051                          14,495       14,849
10/2000         57,608           54,450                          16,838       17,434
 9/2001         45,215           42,736                          10,521       14,378

CLASS Y

 8/1995                                            10,000        10,000       10,000
10/1995                                            11,110         9,704        9,723
10/1996                                            17,189        10,997       11,338
10/1997                                            22,366        13,325       14,663
10/1998                                            17,555        11,212       12,927
10/1999                                            31,083        14,495       14,849
10/2000                                            58,403        16,838       17,434
 9/2001                                            45,943        10,521       14,378

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of micro-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Micro Cap Fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MicroCap Fund.

     The MicroCap Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      27)

SMALL CAP GROWTH

INVESTMENT OBJECTIVE: GROWTH OF CAPITAL


Growth stocks were out of favor throughout the fiscal year ended September 30, 2001. Facing that challenge, the First American Small Cap Growth Fund declined 41.55% during the period (Class A shares declined 41.71% on net asset value). That compares to the fund's benchmark, the Russell 2000 Growth Index, which was down 42.59% for the same 12-month period.

The fund operated in an environment of a generally slowing U.S. economy. This took a particular toll on growth-oriented stocks, which are dependent on the profits of underlying companies to generate higher share value. With business spending on the decline, particularly in the technology sector, many of the companies in this part of the market had a difficult time meeting profit growth expectations. As a result, stock prices tumbled.

The severe bear market for technology issues forced the fund to invest in other types of stocks in order to generate growth. Early in the fiscal year, energy stocks worked well, as high demand and shrinking supply boosted those companies. However, the slowing economy took its toll here, as a sluggish business environment reduced demand, eventually driving energy prices lower and hurting the profitability of many companies.

A heavy weighting in financial services stocks benefited the fund. However, technology stocks, typically an important part of a small-cap growth portfolio, continued to struggle. While valuations of technology stocks have come down a long way from their peaks reached in early 2000, it may still be too early to see them recover to a significant extent. However, when appropriate, technology issues will be added to the portfolio.

The events on September 11 have clearly made the environment more difficult and unpredictable in the short term. There are some positive signs that should come into play in the market at some point. For starters, both the Federal Reserve and the U.S. government are adding significant stimulus to the economy. In addition, world demand for U.S. products should recover in the future, adding to the long-term growth prospects for a number of smaller companies. While volatility is likely to continue, small-cap growth stocks should be well positioned to benefit from an economic recovery, when that occurs.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                            SINCE INCEPTION(5)
                                                            ----------------------------------
                               1 YEAR   5 YEARS   10 YEARS   7/31/1998   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                   -41.71%     9.58%      9.85%          --         --          --
----------------------------------------------------------------------------------------------
Class A POP                   -44.90%     8.34%      9.85%          --         --          --
----------------------------------------------------------------------------------------------
Class B NAV                   -42.14%        --         --       2.77%         --          --
----------------------------------------------------------------------------------------------
Class B POP                   -44.40%        --         --       2.09%         --          --
----------------------------------------------------------------------------------------------
Class C NAV                   -42.14%        --         --          --      0.16%          --
----------------------------------------------------------------------------------------------
Class C POP                   -43.16%        --         --          --     -0.23%          --
----------------------------------------------------------------------------------------------
Class S                            --        --         --          --         --       0.98%
----------------------------------------------------------------------------------------------
Class Y                       -41.55%     9.75%         --       3.84%         --          --
----------------------------------------------------------------------------------------------
Russell 2000 Growth Index(3)  -42.59%    -1.75%      5.56%      -5.47%     -6.46%          --
----------------------------------------------------------------------------------------------
Russell 2000 Index(4)         -21.21%     4.54%     10.01%       0.18%      2.60%          --
----------------------------------------------------------------------------------------------


(28     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP GROWTH

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              SMALL CAP         SMALL CAP         SMALL CAP      RUSSELL      RUSSELL
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,  2000 GROWTH     2000
             CLASS A NAV       CLASS A POP         CLASS Y       INDEX(4)    INDEX(3)
            -------------------------------------------------------------------------
CLASS A

9/1991          10,000             9,452                          10,000      10,000
9/1992          10,616            10,031                           9,978      10,894
9/1993          13,221            12,493                          12,890      14,506
9/1994          13,501            12,757                          13,003      14,894
9/1995          15,372            14,525                          16,667      18,374
9/1996          16,201            15,309                          18,768      20,787
9/1997          23,600            22,299                          23,152      27,685
9/1998          19,198            18,140                          17,402      22,420
9/1999          27,090            25,597                          23,080      26,696
9/2000          43,906            41,486                          29,926      32,940
9/2001          25,594            24,183                          17,182      25,954

CLASS Y

7/1998                                              10,000        10,000      10,000
9/1998                                               8,383         8,471       8,689
9/1999                                              11,856        11,235      10,346
9/2000                                              19,275        14,568      12,766
9/2001                                              11,267         8,364      10,058

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater volatility than stocks of larger companies and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On July 31, 1998, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to July 31, 1998, is that of the Piper Small Companies Growth Fund. On September 21, 1996, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

     The Small Cap Growth Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999 and 2000.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4) An unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      29)

SMALL CAP VALUE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


As stock markets battled a challenging environment, small-cap value stocks withstood the onslaught with better results than most other equity sectors. In that environment, the First American Small Cap Value Fund declined 6.25% for the fiscal year ended September 30, 2001 (Class A shares declined 6.36% on net asset value). The fund's benchmark, the Russell 2000 Value Index, returned 5.61%.

After lagging growth stocks through most of the 1990s and the early part of 2000, value stocks have clearly turned the tables in the 18 months leading to the end of the current fiscal year. While a slowing economy through much of the past year has made it difficult for stocks as a whole to generate positive returns, small-cap value issues performed much better than the stock market as a whole. Investors clearly appeared to prefer stocks of companies that had a solid fundamental underpinning and tangible profits.

Using a bottom-up, research-driven approach, the fund was able to identify a number of stocks that were positioned to do well in the challenging economic environment. This included a large position in energy stocks, which initially profited from price increases created by strong demand and limited supplies. As the economy weakened, industrial demand declined, and a number of stocks gave back some of their earlier gains. The fund's technology position was reduced, given ongoing weakness in demand for technology products.

With the exception of the energy sector, the fund's largest holdings generally performed quite well for most of the 12-month period. The fund emphasizes stocks of stable and improving companies that can be purchased for an attractive price. Later in the period, the market began to favor lower-quality companies which do not typically play a major role in the portfolio.

Just as the fund was being positioned into companies likely to benefit from an improved economy, the terrorist attacks occurred on September 11. In the aftermath of that tragic event, it seems likely that a recovery in the U.S. economy will be delayed. While the market must cope with a fair amount of uncertainty in the short term, there are reasons for optimism about the economic outlook. With significant stimulus put in place by the Federal Reserve and the U.S. government, and a likely recovery of consumer demand before too long, any possible recession should be shortlived. Once signs of economic improvement are apparent, the portfolio will likely add a number of consumer and industrial stocks that should benefit from the recovery.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                              SINCE INCEPTION(5)
                                                           -----------------------------------
                              1 YEAR   5 YEARS   10 YEARS   11/24/1997   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                   -6.36%     6.30%     14.17%           --         --          --
----------------------------------------------------------------------------------------------
Class A POP                  -11.49%     5.11%     13.52%           --         --          --
----------------------------------------------------------------------------------------------
Class B NAV                   -7.24%        --         --        0.04%         --          --
----------------------------------------------------------------------------------------------
Class B POP                  -11.12%        --         --       -0.52%         --          --
----------------------------------------------------------------------------------------------
Class C NAV                   -7.08%        --         --           --      6.05%          --
----------------------------------------------------------------------------------------------
Class C POP                   -8.78%        --         --           --      5.64%          --
----------------------------------------------------------------------------------------------
Class S                           --        --         --           --         --       4.36%
----------------------------------------------------------------------------------------------
Class Y                       -6.25%     6.54%     14.35%           --         --          --
----------------------------------------------------------------------------------------------
Russell 2000 Value Index(3)    5.61%     9.91%     13.72%        3.55%     10.59%          --
----------------------------------------------------------------------------------------------
Russell 2000 Index(4)        -21.21%     4.54%     10.01%       -0.34%      2.61%          --
----------------------------------------------------------------------------------------------


(30      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP VALUE

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              SMALL CAP         SMALL CAP         SMALL CAP        RUSSELL     RUSSELL
             VALUE FUND,       VALUE FUND,       VALUE FUND,     2000 VALUE     2000
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)    INDEX(4)
            --------------------------------------------------------------------------
CLASS A

9/1991         10,000              9,452                           10,000       10,000
9/1992         11,473             10,835                           11,790       10,894
9/1993         16,252             14,776                           16,103       14,506
9/1994         16,972             16,028                           16,766       14,894
9/1995         23,978             22,644                           19,879       18,374
9/1996         27,733             26,190                           22,559       20,787
9/1997         39,320             37,132                           32,180       27,685
9/1998         29,366             27,732                           28,063       22,420
9/1999         32,632             30,816                           29,699       26,696
9/2000         40,198             37,962                           34,260       32,940
9/2001         37,641             35,547                           36,182       25,954

CLASS Y

9/1991                                              10,000         10,000       10,000
9/1992                                              11,473         11,790       10,894
9/1993                                              15,646         16,103       14,506
9/1994                                              16,972         16,766       14,894
9/1995                                              23,869         19,879       18,374
9/1996                                              27,843         22,559       20,787
9/1997                                              39,551         32,180       27,685
9/1998                                              29,622         28,063       22,420
9/1999                                              32,987         29,699       26,696
9/2000                                              40,760         34,260       32,940
9/2001                                              38,211         36,182       25,954

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks have historically experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     Performance prior to August 1, 1994, is that of the Small Company Value Trust Fund, a predecessor collective trust fund. On August 1, 1994, substantially all of the assets of the Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On November 21, 1997, the First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of the Small Cap Value Fund. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4) An unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      31)

SMALL CAP CORE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


While equity markets were negative across the board, small-cap stocks outperformed other segments of the equity market by not falling as far. The First American Small Cap Core Fund declined 15.37% for the 12-month period ended September 30, 2001 (Class A shares declined 15.56% on net asset value). Over the 12-month period, the fund's benchmark, the S&P SmallCap 600 Index, declined 10.61%.

With U.S. economic growth slowing considerably over the 12-month period, many companies had a difficult time maintaining positive earnings growth. Smaller companies tended to weather this challenging period better than many of their larger counterparts. While there continued to be limited opportunities to generate solid gains in such a volatile market, the fund was able to take advantage of opportunities in selected areas.

In the early part of the fiscal year, energy stocks, which represented a heavy weighting in the portfolio, performed quite well as high demand and limited supplies drove oil and natural gas prices higher. The slowing economy dampened demand early in 2001, and the fund cut back its energy position. Technology and health care stocks also played a large role in the portfolio for much of the year, as did selected financial and media issues. The fund managed to find a number of strong performing stocks in a variety of industries.

Near the end of the fiscal year, the fund was being positioned in preparation of what appeared to be an economic recovery. The attacks on September 11 changed the face of economic expectations. It is likely that a full recovery could be pushed back into 2002, which might be a temporary setback for economically sensitive stocks.

The fund continues to emphasize a portfolio that is balanced between growth and value stocks. Key fundamental and valuation guidelines drive buy and sell decisions for the fund. With serious efforts being made by the Federal Reserve and the U.S. government to stimulate economic growth, it seems likely that the economy will begin to recover in the months ahead, which should prove beneficial for the fund.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(6)
                                                ----------------------------------------------
                              1 YEAR   5 YEARS   5/6/1992   12/31/1993   3/6/1995   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                  -15.56%     6.66%     10.66%           --         --          --
----------------------------------------------------------------------------------------------
Class A POP                  -20.20%     5.46%     10.00%           --         --          --
----------------------------------------------------------------------------------------------
Class B NAV                  -16.14%     5.94%         --           --      7.54%          --
----------------------------------------------------------------------------------------------
Class B POP                  -19.36%     5.66%         --           --      7.54%          --
----------------------------------------------------------------------------------------------
Class C NAV                       --        --         --           --         --       2.13%
----------------------------------------------------------------------------------------------
Class C POP                       --        --         --           --         --       0.11%
----------------------------------------------------------------------------------------------
Class S                      -15.42%     6.72%         --        7.90%         --          --
----------------------------------------------------------------------------------------------
Class Y                      -15.37%     6.98%     10.90%           --         --          --
----------------------------------------------------------------------------------------------
S&P SmallCap 600 Index(3)    -10.61%     7.76%     11.90%        9.80%     11.83%          --
----------------------------------------------------------------------------------------------
Russell 2000 Index(4)        -21.21%     4.54%      9.50%        7.43%      8.47%          --
----------------------------------------------------------------------------------------------
Wilshire Next 1750 Index(5)  -25.21%     5.65%     10.72%        8.60%      9.61%          --
----------------------------------------------------------------------------------------------


(32      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP CORE

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

           FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
             SMALL CAP        SMALL CAP        SMALL CAP         S&P        RUSSELL     WILSHIRE
             CORE FUND,       CORE FUND,       CORE FUND,      SMALLCAP       2000     NEXT 1750
            CLASS A NAV      CLASS A POP        CLASS Y      600 INDEX(3)   INDEX(4)    INDEX(5)
           -------------------------------------------------------------------------------------
CLASS A

 5/1992        10,000           9,452                           10,000       10,000      10,000
11/1992        11,255          10,638                           11,275       10,887      11,069
11/1993        13,478          12,739                           13,385       12,953      13,156
11/1994        14,472          13,679                           12,895       12,809      13,164
11/1995        17,579          16,615                           16,886       16,458      17,129
11/1996        19,048          18,004                           20,584       19,176      20,229
11/1997        22,754          21,507                           25,635       23,665      24,890
11/1998        19,525          18,455                           24,261       22,098      23,844
11/1999        22,886          21,631                           26,809       25,561      28,694
10/2000        29,671          28,044                           32,235       28,319      33,033
 9/2001        25,924          24,503                           28,634       23,356      25,900

CLASS Y

 5/1992                                          10,000         10,000       10,000      10,000
11/1992                                          11,255         11,275       10,887      11,069
11/1993                                          13,474         13,385       12,953      13,156
11/1994                                          14,492         12,895       12,809      13,164
11/1995                                          17,637         16,886       16,458      17,129
11/1996                                          19,186         20,584       19,176      20,229
11/1997                                          22,979         25,635       23,665      24,890
11/1998                                          19,784         24,261       22,098      23,844
11/1999                                          23,259         26,809       25,561      28,694
10/2000                                          30,238         32,235       28,319      33,033
 9/2001                                          26,462         28,634       23,356      25,900

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Small Cap Core Fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on November 27, 2000, and prior to that, was a separate series of Mercantile Funds, Inc.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged, capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations. Previously, the fund used the Russell 2000 Index and the Wilshire Next 1750 Index as benchmark indices. Going forward, the fund will use the S&P SmallCap 600 Index because its composition better matches the fund's investment objective and strategies.

(4) An unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

(5) An unmanaged index intended to show the next largest 1,750 companies after the top 750 companies of the Wilshire 5000 Stock Index.

(6) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      33)

EMERGING MARKETS

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


In a challenging year for the volatile emerging market sector, the First American Emerging Markets Fund registered a decline of 30.84% for the fiscal year ended September 30, 2001 (Class A shares declined 30.94% on net asset value). For the same period, the fund's benchmark, the MSCI Emerging Markets Free Index, declined 33.53%. The performance during the fiscal year was in sharp contrast to the positive return emerging markets enjoyed in the previous fiscal year.

The period began with markets focusing more on companies able to generate visible profits, and moving away from the technology, media, and telecommunications sectors that had dominated performance in the late 1990s. The fund shifted its position into more defensive areas of the market, including financial services, consumer stocks, and health care issues. These themes appeared to offer the best opportunity in what was becoming a slow-growth economic environment around the world.

From a country perspective, the fund started the fiscal year with a heavy weighting in Mexico and Brazil, believing that Latin American markets offered a more significant opportunity for positive returns. While Mexican stocks managed to hold their own in this challenging environment, Brazilian issues lost ground as financial problems arose in many South American nations. The fund's holdings in stocks such as Coca Cola Mexico and Wal-Mart Mexico were among our best performers.

The fund also held an above average weighting in the Europe/Mideast/Africa region, with a particular emphasis on Russian stocks. Russia was a beneficiary earlier in the year of rising oil prices. There was more skepticism about the Pacific region, where the fortunes of many companies are tied to the struggling technology sector. The fund reduced its holdings in that area of the world.

After the struggles of the past year, emerging market stocks could be poised for a recovery, assuming that economic trends improve across the globe. In the short run, concerns stemming from the September 11 terrorist attacks in the United States could result in investors seeking higher-quality stocks from countries perceived to offer greater stability. But with central banks and governments working hard to add liquidity to world markets and economies, the fund may be able to benefit from growing interest in the unique opportunities for growth that emerging markets offer.

-------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                               SINCE INCEPTION(4)
                                                        -----------------------------------------------
                                      1 YEAR   5 YEARS   11/9/1993    8/7/1998    2/1/2000   9/24/2001
-------------------------------------------------------------------------------------------------------
Class A NAV                          -30.94%    -7.83%      -6.49%          --          --          --
-------------------------------------------------------------------------------------------------------
Class A POP                          -34.71%    -8.87%      -7.16%          --          --          --
-------------------------------------------------------------------------------------------------------
Class B NAV                          -31.54%        --          --      -7.28%          --          --
-------------------------------------------------------------------------------------------------------
Class B POP                          -34.96%        --          --      -8.18%          --          --
-------------------------------------------------------------------------------------------------------
Class C NAV                          -31.44%        --          --          --     -27.76%          --
-------------------------------------------------------------------------------------------------------
Class C POP                          -32.84%        --          --          --     -28.19%          --
-------------------------------------------------------------------------------------------------------
Class S                                   --        --          --          --          --       2.62%
-------------------------------------------------------------------------------------------------------
Class Y                              -30.84%        --          --      -6.32%          --          --
-------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index(3)  -33.53%   -10.29%      -5.63%       3.47%     -33.57%          --
-------------------------------------------------------------------------------------------------------


(34      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

EMERGING MARKETS


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN        MSCI
               EMERGING          EMERGING          EMERGING         EMERGING
            MARKETS FUND,     MARKETS FUND,     MARKETS FUND,     MARKETS FREE
             CLASS A NAV       CLASS A POP         CLASS Y          INDEX(3)
            ------------------------------------------------------------------

CLASS A

11/1993        10,000             9,452                              10,000
 9/1994        11,920            11,267                              12,615
 9/1995         7,300             6,900                              10,380
 9/1996         8,850             8,365                              10,922
 9/1997        11,016            10,412                              11,638
 9/1998         5,628             5,319                               6,075
 9/1999         6,791             6,419                               9,508
 9/2000         8,527             8,059                               9,547
 9/2001         5,888             5,566                               6,347

CLASS Y

 8/1998                                             10,000           10,000
 9/1998                                              7,730           10,634
 9/1999                                              9,354           16,645
 9/2000                                             11,774           16,714
 9/2001                                              8,143           11,111


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity, and volatile prices. The risks of international investing are particularly significant in emerging markets.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On August 7, 1998, the Emerging Markets Fund became the successor by merger to the Piper Emerging Markets Growth Fund, a series of Piper Global Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented from June 21, 1996, to August 7, 1998, is that of Piper Emerging Markets Growth Fund for which Edinburgh Fund Managers acted as subadvisor. Performance prior to June 21, 1996, is that of the Hercules Latin American Value Fund, a series of Hercules Funds Inc. for which Bankers Trust company acted as subadvisor.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of securities from emerging markets that are open to foreign investors.

(4) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     35)

INTERNATIONAL

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


As world markets coped with a steadily weakening global economy, the First American International Fund posted a decline of 32.09% for the 12-month period ended September 30, 2001 (Class A shares declined 32.27% on net asset value). During the same 12-month period, the fund's benchmark, the MSCI EAFE Index, declined 28.28%.

The period witnessed a dramatic deterioration in global economic activity, and a particularly pronounced backlash against the technology, media, and telecommunications shares that had performed so well in preceding years. A series of interest-rate cuts by the U.S. Federal Reserve along with the eventual loosening of monetary policy in Europe and Japan were not enough to reinvigorate the global economy. The September 11 attacks on the United States ended the period on a somber note, virtually eliminating hopes of a rapid global economic rebound.

During the 12-month period, the portfolio's structure became increasingly conservative, reflecting ongoing volatility in the market. The fund benefited from its stock selection in Australia and Hong Kong and managed to generate a return comparable with benchmark indices in Europe. Holdings in Japan trailed market performance as a whole. While stock selection generally worked to the fund's benefit, weakness among our holdings in the health care area had a negative impact. Given market results, the fund suffered from heavier weightings in technology and industrial stocks, and its limited commitment to the strong-performing financial services area.

Prior to the attacks, the immediate outlook for the global economy appeared delicately balanced between a synchronized global recession and a modest cyclical recovery led by the U.S. It looked as if an improved economic environment might be evident before 2002, but the events on September 11 clearly changed the climate. Still, continued interest rate cuts by central banks in the United States, Europe, and Japan, along with increased government spending by the United States, appeared to create a higher likelihood that an economic rebound is in the offing in the early months of 2002.

It's valuable to note that, historically speaking, markets have generally performed poorly during the buildup that leads to military conflict. Once the battle begins, however, markets traditionally have turned upward. While the events on September 11 have increased the level of uncertainty in the market, it seems likely that stocks could react positively to an economic recovery and improved corporate profits. The fund will continue to adhere to its bottom-up discipline, with a focus on well-managed companies that offer long-term earnings growth potential and are attractively priced.

-----------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                        SINCE INCEPTION(4)
                                             --------------------------------------------------------
                           1 YEAR   5 YEARS   4/4/1994   4/24/1994   5/2/1994   3/6/1995   9/24/2001
-----------------------------------------------------------------------------------------------------
Class A NAV               -32.27%     2.89%         --          --      3.99%         --          --
-----------------------------------------------------------------------------------------------------
Class A POP               -35.98%     1.73%         --          --      3.20%         --          --
-----------------------------------------------------------------------------------------------------
Class B NAV               -32.77%     2.13%         --          --         --      4.63%          --
-----------------------------------------------------------------------------------------------------
Class B POP               -35.77%     1.84%         --          --         --      4.63%          --
-----------------------------------------------------------------------------------------------------
Class C NAV                    --        --         --          --         --         --       5.29%
-----------------------------------------------------------------------------------------------------
Class C POP                    --        --         --          --         --         --       3.30%
-----------------------------------------------------------------------------------------------------
Class S                   -32.25%     2.87%         --       4.21%         --         --          --
-----------------------------------------------------------------------------------------------------
Class Y                   -32.09%     3.18%      4.41%          --         --         --          --
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index(3)        -28.28%     0.15%      2.21%       2.21%      2.31%      2.21%          --
-----------------------------------------------------------------------------------------------------


(36      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

INTERNATIONAL


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
            INTERNATIONAL     INTERNATIONAL     INTERNATIONAL
                FUND,             FUND,             FUND,        MSCI EAFE
             CLASS A NAV       CLASS A POP         CLASS Y       INDEX(3)
            --------------------------------------------------------------

CLASS A

 4/1994         10,000             9,452                           10,000
11/1994          9,778             9,242                            9,998
11/1995         10,641            10,058                           10,788
11/1996         11,920            11,266                           12,092
11/1997         12,220            11,550                           12,076
11/1998         14,097            13,324                           14,103
11/1999         19,260            18,204                           17,127
11/2000         18,562            17,545                           16,107
11/2001         13,365            12,632                           11,830

CLASS Y

 4/1994                                             10,000         10,000
11/1994                                              9,924          9,943
11/1995                                             10,807         10,729
11/1996                                             12,147         12,025
11/1997                                             12,497         12,010
11/1998                                             14,458         14,025
11/1999                                             19,817         17,032
11/2000                                             19,167         16,017
11/2001                                             13,813         11,764


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity, and volatile prices.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On July 1, 2001, Clay Finlay Inc. was hired as subadvisor to manage the Fund's assets. On September 24, 2001, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both subadvised by Clay Finlay Inc. Performance history prior to September 24, 2001, represents that of the Firstar International Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index including approximately 1,100 companies representing stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong, and Singapore.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      37)

HEALTH SCIENCES

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


In a difficult investment environment, stocks in the health care sector weathered the year better than the market as a whole. The First American Health Sciences Fund declined 17.15% for the fiscal year ended September 30, 2001 (Class A shares declined 17.35% on net asset value). For the same period, the fund's benchmark, the S&P Health Care Composite Index, declined 3.39%.

The closing months of 2000 saw health care stocks perform extremely well, actually enjoying a positive return in comparison to the stock market as a whole, which ended the year with a downturn. In 2001, while the stock market in general continued to slide, health care stocks did the same, but not as severely. The change started when the Federal Reserve first cut short-term interest rates in early January. Investors turned away from health care stocks in this environment, a trend that continued through March. After that, health care issues began to work their way back into favor, and were one of the few sectors of the market to perform well after the attacks on September 11, as investors looked for defensive stocks that could weather a shaky environment.

The current management team began running the portfolio on July 1, 2001. A number of changes were made to the fund beginning at that time. With large pharmaceutical stocks having lost significant ground for much of the year, a number of those stocks were added to the portfolio. An effort was also made to reduce holdings in medical device and genomic-based companies, and a greater emphasis was put on biotechnology and specialty pharmaceutical companies.

The fund offers solid potential for the long term, as the health care area looks to offer promising growth prospects for years to come. The increasing demands of an aging population and a regular stream of important medical breakthroughs should create opportunities for investors. In the near term, the aura of uncertainty hanging over the market could benefit a number of the fund's more defensive holdings, which look attractive to many investors in this environment. At the same time, biotechnology companies and health care services stocks seem to be well positioned for growth in an improved market. Although short-term trends can be unpredictable, the portfolio will continue to focus on high-quality companies with solid fundamentals.

------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                         SINCE INCEPTION(4)
                                                        ----------------------------------
                                     1 YEAR   5 YEARS    1/31/1996   2/1/2000   9/24/2001
------------------------------------------------------------------------------------------
Class A NAV                         -17.35%     5.58%        4.66%         --          --
------------------------------------------------------------------------------------------
Class A POP                         -21.91%     4.40%        3.62%         --          --
------------------------------------------------------------------------------------------
Class B NAV                         -17.99%     4.82%        3.89%         --          --
------------------------------------------------------------------------------------------
Class B POP                         -21.64%     4.50%        3.76%         --          --
------------------------------------------------------------------------------------------
Class C NAV                         -17.92%        --           --      6.92%          --
------------------------------------------------------------------------------------------
Class C POP                         -19.44%        --           --      6.27%          --
------------------------------------------------------------------------------------------
Class S                                  --        --           --         --       8.61%
------------------------------------------------------------------------------------------
Class Y                             -17.15%     5.84%        4.91%         --          --
------------------------------------------------------------------------------------------
S&P Health Care Composite Index(3)   -3.39%    18.72%       16.66%     14.31%          --
------------------------------------------------------------------------------------------


(38      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

HEALTH SCIENCES


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN         S&P
               HEALTH            HEALTH            HEALTH          HEALTH CARE
            SCIENCES FUND,    SCIENCES FUND,    SCIENCES FUND,     COMPOSITE
             CLASS A NAV       CLASS A POP         CLASS Y          INDEX(3)
            ------------------------------------------------------------------

CLASS A

1/1996          10,000            9,452                              10,000
9/1996           9,868            9,327                              10,776
9/1997          12,197           11,528                              14,753
9/1998           9,119            8,619                              20,385
9/1999           9,673            9,142                              20,947
9/2000          15,659           14,801                              26,291
9/2001          12,943           12,234                              25,397

CLASS Y

1/1996                                              10,000           10,000
9/1996                                               9,880           10,776
9/1997                                              12,241           14,753
9/1998                                               9,168           20,385
9/1999                                               9,772           20,947
9/2000                                              15,840           26,291
9/2001                                              13,124           25,397


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Health Sciences Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     The Health Sciences Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of health care stocks in the S&P 500 Composite Index (an unmanaged index of large-capitalization stocks).

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     39)

REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE: ABOVE AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION


The real estate portion of the equities market was one of the few to offer positive returns in a difficult environment. The First American Real Estate Securities Fund took advantage of that trend by recording a gain of 9.01% for the fiscal year ended September 30, 2001 (Class A shares rose 8.69% on net asset value). Over the same timeframe, the fund's benchmark, the Morgan Stanley REIT Index, gained 11.62%.

In the last few months of 2000, Real Estate Investment Trusts (REITs), the core of the portfolio, performed rather well, helping the fund jump to a solid start for the year. Strong real estate markets that had been tied to the technology boom on the East and West coasts began to soften as technology firms lost some of their luster. That began to change the environment for REITs.

The fund emphasized larger, high-quality REIT issues going into the new year, which appeared to be best suited to perform well in a slowing economy. Unfortunately, the market seemed to reward smaller issues that paid higher yields, where investors temporarily directed their focus. But in the summer of 2001, as the economy continued to soften, investors once again preferred to put their emphasis on higher-quality REIT securities, and once again, the fund was able to benefit from the trend.

During the year, the fund reduced its exposure or maintained limited positions in areas of the real estate market that could be weakened by the struggling economy. That included office and industrial REITs, as well as those associated with shopping malls and hotels. The portfolio took a more defensive stance by using REITS tied to businesses that are not as economically sensitive, such as self-storage facilities and manufactured housing. Assets were also spread across a broad geographic range of the United States, putting less emphasis on coastal real estate opportunities. By the end of the fiscal year, cash levels were a bit higher than normal.

Although there are many questions about the near-term direction of the REIT market, particularly in light of the events on September 11, there are reasons for optimism. One is that six REIT issues have been added to the Standard & Poor's 500 Composite Index, which should build interest in the sector among a broader range of investors. In today's uncertain environment, the fund will focus on firms with proven management teams and strong balance sheets among a broad range of sectors in the real estate market.

-----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                       SINCE INCEPTION(4)
                                                 ----------------------------------------------
                               1 YEAR   5 YEARS   6/30/1995   9/29/1995   2/1/2000   9/24/2001
-----------------------------------------------------------------------------------------------
Class A NAV                     8.69%     9.19%          --      10.63%         --          --
-----------------------------------------------------------------------------------------------
Class A POP                     2.71%     7.96%          --       9.60%         --          --
-----------------------------------------------------------------------------------------------
Class B NAV                     7.93%     8.39%          --       9.78%         --          --
-----------------------------------------------------------------------------------------------
Class B POP                     2.93%     8.10%          --       9.78%         --          --
-----------------------------------------------------------------------------------------------
Class C NAV                     7.93%        --          --          --     20.05%          --
-----------------------------------------------------------------------------------------------
Class C POP                     5.85%        --          --          --     19.31%          --
-----------------------------------------------------------------------------------------------
Class S                            --        --          --          --         --       4.87%
-----------------------------------------------------------------------------------------------
Class Y                         9.01%     9.47%      11.36%          --         --          --
-----------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(3)   11.62%     9.03%      10.75%      10.48%     22.30%          --
-----------------------------------------------------------------------------------------------


(40      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

REAL ESTATE SECURITIES


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

           FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN
            REAL ESTATE        REAL ESTATE        REAL ESTATE         MORGAN
          SECURITIES FUND,   SECURITIES FUND,   SECURITIES FUND,     STANLEY
            CLASS A NAV        CLASS A POP          CLASS Y        REIT INDEX(3)
          ----------------------------------------------------------------------

CLASS A

9/1995        10,000               9,452                              10,000
9/1996        11,817              11,171                              11,827
9/1997        16,163              15,279                              16,661
9/1998        14,155              13,381                              14,285
9/1999        13,321              12,592                              13,445
9/2000        16,875              15,952                              16,302
9/2001        18,341              17,338                              18,197

CLASS Y

6/1995                                               10,000           10,000
9/1995                                               10,519           10,411
9/1996                                               12,468           12,313
9/1997                                               17,091           17,346
9/1998                                               15,009           14,872
9/1999                                               14,163           13,998
9/2000                                               17,980           16,972
9/2001                                               19,601           18,945

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Real Estate Securities Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of the most actively traded real estate investment trusts.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      41)

TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


In what was the worst market for technology stocks in three decades, the First American Technology Fund declined by 83.26% for the fiscal year ended September 30, 2001 (Class A shares declined 83.30% on net asset value). Over the same timeframe, the fund's benchmark, the S&P Technology Composite Index, declined 61.63%.

The bear market in technology stocks cut across nearly all business sectors within that market. Buyers, particularly in the business sector, pulled back their spending from the record levels seen prior to the onset of the Year 2000 computer issue. This led to a substantial contraction in valuations of technology stocks. While volatility is common in the technology sector, nothing this dramatic had been experienced since the mid-1970s, when the United States faced a severe recession.

Among the hardest hit areas were stocks in the previously flourishing telecommunications sector. Suddenly, the market faced a glut of capacity, and spending in that business declined significantly. Internet companies also faced the reality of invisible profits, and their stocks were buried in the avalanche of investor selling. The fund's emphasis on owning young, innovative companies with exciting products proved to be particularly taxing to the fund's return, as the market punished many of these more speculative securities. While these stocks can suffer through difficult times like the past year, history indicates that they can respond more quickly once the market recovers.

The fund also focused on firms and industries where earnings tended to hold up better despite the difficult economic environment. Those included software firms and selected communications services companies. But, in both cases, the market did not relent, and even a number of quality companies suffered significant damage. Capping the already difficult year were the tragic events on September
11. In the aftermath, another major stock sell-off occurred, hitting technology stocks particularly hard.

It appears that the market may have found its low point in the closing days of September. The new fiscal year for the fund begins with an environment of great uncertainty about the short term. What's needed is a return of confidence for consumers and corporations. One risk that has been eliminated is the concern that technology stocks were too highly valued. That doesn't seem to be an issue after the past year. Over time, the fund's focus on innovative companies should again prove to be productive for shareholders, but a long-term perspective is recommended.

---------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                           SINCE INCEPTION(4)
                                                      ---------------------------------------------
                                    1 YEAR   5 YEARS   4/4/1994   8/15/1994   2/1/2000   9/24/2001
---------------------------------------------------------------------------------------------------
Class A NAV                        -83.30%    -7.57%      5.45%          --         --          --
---------------------------------------------------------------------------------------------------
Class A POP                        -84.22%    -8.61%      4.66%          --         --          --
---------------------------------------------------------------------------------------------------
Class B NAV                        -83.42%    -8.22%         --       5.15%         --          --
---------------------------------------------------------------------------------------------------
Class B POP                        -84.07%    -8.40%         --       5.15%         --          --
---------------------------------------------------------------------------------------------------
Class C NAV                        -83.43%        --         --          --    -67.22%          --
---------------------------------------------------------------------------------------------------
Class C POP                        -83.73%        --         --          --    -67.42%          --
---------------------------------------------------------------------------------------------------
Class S                                 --        --         --          --         --      -8.49%
---------------------------------------------------------------------------------------------------
Class Y                            -83.26%    -7.30%      5.68%          --         --          --
---------------------------------------------------------------------------------------------------
S&P Technology Composite Index(3)  -61.63%     8.12%     15.82%      15.09%    -50.70%          --
---------------------------------------------------------------------------------------------------


(42      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

TECHNOLOGY


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN       S&P
              TECHNOLOGY         TECHNOLOGY         TECHNOLOGY     TECHNOLOGY
                 FUND,             FUND,              FUND,         COMPOSITE
             CLASS A NAV        CLASS A POP          CLASS Y        INDEX(3)
            -----------------------------------------------------------------

CLASS A

4/1994          10,000             9,452                             10,000
9/1994          11,190            10,577                             10,708
9/1995          18,600            17,580                             16,739
9/1996          22,060            20,851                             20,428
9/1997          25,966            24,542                             33,177
9/1998          21,632            20,446                             37,563
9/1999          49,474            46,762                             65,645
9/2000          89,108            84,223                             78,433
9/2001          14,879            14,063                             30,165

CLASS Y

4/1994                                               10,000          10,000
9/1994                                               11,190          10,708
9/1995                                               18,600          16,739
9/1996                                               22,106          20,428
9/1997                                               26,074          33,177
9/1998                                               21,794          37,563
9/1999                                               50,022          65,645
9/2000                                               90,393          78,433
9/2001                                               15,131          30,165

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     The Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs and technology-related stocks in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it had in 1999 and 2000. Investments in the First American Technology Fund are more vulnerable to price fluctuation as a result of the narrow focus of technology investing and the fact that the products of companies in which the fund invests may be subject to rapid obsolescence.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of technology stocks in the S&P 500 Composite Index (an unmanaged index of large-capitalization stocks).

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     43)

SCIENCE & TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM AFTER-TAX GROWTH OF CAPITAL


In one of the worst bear markets any sector has faced in recent history, the First American Science & Technology Fund sustained a decline of 78.74% for the 12-month period ended September 30, 2001 (Class A shares were down 78.80% on net asset value). Over the same time frame, the fund's benchmark, the S&P Technology Composite Index, declined 61.63%.

After experiencing significant growth in the latter part of the 1990s, technology-oriented stocks began to lose their appeal to investors by March of 2000. As the fiscal year began in October 2000, the virtual free-fall among stocks in this sector was fully underway. The main culprit was a sudden turnaround in technology spending by most companies.
A number of firms had invested significant sums upgrading their technology needs in advance of the Year 2000 conversion. But the purse strings were tightened after that period, a pattern that continued into 2001. This left a number of technology firms holding huge inventories of product. Profits dried up dramatically, and investors shied away from the sector.

Anticipating continued difficulties in this market, the fund focused a significant portion of its assets on some of the largest companies in the technology market. A number of stocks, such as Cisco Systems, a darling during the heyday of technology investing, was hit as hard or harder than many companies with a less-impressive track record.

The fund also put more emphasis on technology stocks in the health care sector. While that helped to reduce some of the portfolio's volatility, it was not able to stem the tide of losses suffered in the rest of the technology marketplace. The fund's semiconductor holdings provided relatively better performance, but again, there was little place to hide during this difficult period. The tragic attacks on September 11 increased the magnitude of the downturn.

The silver lining to the significant market decline is that stocks appear to have significant upside potential from this point. A number of technology stocks were trading at very attractive levels by the end of the fiscal year, and that should create positive opportunities in the months ahead. Demand seems to be picking up in selected industries like wireless telecommunications, and as the economy begins to improve, spending on other areas of technology should increase as well, improving earnings and making these stocks attractive once again.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(5)
                                              ------------------------------------------------
                                     1 YEAR    8/9/1999    3/31/2000   12/11/2000   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                         -78.80%          --      -64.15%           --          --
----------------------------------------------------------------------------------------------
Class A POP                         -79.97%          --      -65.48%           --          --
----------------------------------------------------------------------------------------------
Class B NAV                         -78.91%     -29.98%           --           --          --
----------------------------------------------------------------------------------------------
Class B POP                         -79.97%     -30.97%           --           --          --
----------------------------------------------------------------------------------------------
Class C NAV                              --          --           --           --       -7.11
----------------------------------------------------------------------------------------------
Class C POP                              --          --           --           --       -8.94
----------------------------------------------------------------------------------------------
Class S                                  --          --           --       -73.43          --
----------------------------------------------------------------------------------------------
Class Y                             -78.74%     -29.42%           --           --          --
----------------------------------------------------------------------------------------------
S&P Technology Composite Index(3)   -61.63%     -31.46%      -55.16%      -53.08%          --
----------------------------------------------------------------------------------------------
Nasdaq 100 Index(4)                 -67.28%     -29.12%      -58.57%      -50.11%          --
----------------------------------------------------------------------------------------------


(44      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SCIENCE & TECHNOLOGY


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN       S&P
              SCIENCE &          SCIENCE &          SCIENCE &      TECHNOLOGY
           TECHNOLOGY FUND,   TECHNOLOGY FUND,   TECHNOLOGY FUND,   COMPOSITE   NASDAQ 100
             CLASS A NAV        CLASS A POP         CLASS Y          INDEX(3)    INDEX(4)
            ------------------------------------------------------------------------------
CLASS A

 3/2000        10,000               9,452                             10,000     10,000
10/2000         8,860               8,371                              7,428      7,463
 9/2001         2,143               2,025                              3,022      2,657

CLASS Y

 8/1999                                              10,000           10,000     10,000
11/1999                                              14,560           11,200     12,378
10/2000                                              19,540           11,250     13,694
 9/2001                                               4,740            4,578      4,875

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Sector funds such as the First American Science & Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     On September 24, 2001, the Science & Technology Fund became the successor by merger to the Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Science & Technology Fund. The Firstar Science & Technology Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

     The Science & Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of technology stocks in the S&P 500 Composite Index, which is an unmanaged index of large-capitalization stocks. Previously, the fund used the Nasdaq 100 index as a benchmark. Going forward, the fund will use the S&P Technology Composite Index as a benchmark because its composition better matches the fund's investment objective and strategies.

(4) A market-capitalization weighted index that includes 100 of the largest financial companies, domestic and foreign, in the Nasdaq National Market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      45)

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
First American Investment Funds, Inc.

We have audited the accompanying statements of net assets of the Large Cap Growth, Large Cap Value, Large Cap Core, Growth & Income, Relative Value, Capital Growth, Equity Income, Balanced, Mid Cap Growth, Mid Cap Value, Mid Cap Core, Micro Cap, Small Cap Growth, Small Cap Value, Small Cap Core, Emerging Markets, International, Health Sciences, Real Estate Securities, Technology and Science & Technology Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2001, and the related statements of operations and the statements of changes in net assets and financial highlights for each of the periods indicated herein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Large Cap Growth, Large Cap Value, Equity Income, Balanced, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Emerging Markets, International, Health Sciences, Real Estate Securities and Technology Funds for the periods presented through September 30, 1998, were audited by other auditors whose reports dated November 13, 1998, and September 12, 1997, expressed unqualified opinions on those financial highlights. The statements of operations and changes in net assets and financial highlights of the Large Cap Core, Growth & Income, Relative Value, Capital Growth, Mid Cap Core, Micro Cap, Small Cap Core and Science & Technology Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000, January 21, 2000 and January 7, 2000, expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting First American Investment Funds, Inc. at September 30, 2001, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP


Minneapolis, Minnesota
November 16, 2001


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      47)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2001

LARGE CAP GROWTH FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 14.8%
AOL Time Warner*                                       708,990      $ 23,468
Best Buy*                                              124,290         5,649
Clear Channel Communications*                           81,290         3,231
Cox Communications, Cl A*                              342,750        14,310
Home Depot                                             288,977        11,088
Kohl's*                                                209,735        10,067
Omnicom Group                                          136,500         8,859
Target                                                 123,670         3,926
Wal-Mart Stores                                        502,250        24,861
                                                                    --------
                                                                     105,459
                                                                    --------
CONSUMER STAPLES - 7.0%
Anheuser-Busch                                          92,550         3,876
H J Heinz*                                             121,840         5,136
Kimberly-Clark                                          56,880         3,523
Kraft Foods*                                           216,600         7,445
Kroger*                                                294,100         7,247
PepsiCo                                                254,950        12,365
Walgreen                                               303,330        10,444
                                                                    --------
                                                                      50,036
                                                                    --------
ENERGY - 1.7%
Exxon Mobil                                            184,980         7,288
USX - Marathon                                         182,430         4,869
                                                                    --------
                                                                      12,157
                                                                    --------
FINANCIALS - 7.7%
American International Group                           306,830        23,933
Capital One Financial                                   97,350         4,481
Charles Schwab                                         362,730         4,171
Citigroup                                              266,726        10,802
Federal Home Loan Mortgage                              63,080         4,100
Morgan Stanley Dean Witter                              67,810         3,143
Wells Fargo                                             83,810         3,725
                                                                    --------
                                                                      54,355
                                                                    --------
HEALTH CARE - 28.1%
Amgen*                                                 145,350         8,542
Bristol-Myers Squibb                                   439,640        24,426
Cardinal Health                                        110,680         8,185
Genentech*                                             323,720        14,244
Johnson & Johnson                                      124,790         6,913
Eli Lilly                                              376,210        30,360
Medtronic                                              426,680        18,561
Merck                                                  463,010        30,836
Pfizer                                                 939,370        37,669
Pharmacia                                              268,830        10,904
Watson Pharmaceuticals*                                143,480         7,850
Zimmer Holdings                                         43,964         1,220
                                                                    --------
                                                                     199,710
                                                                    --------
INDUSTRIALS - 9.0%
Automatic Data Processing                              151,110         7,108
Ecolab                                                 306,975        11,152
General Electric                                       833,850        31,019
Minnesota Mining & Manufacturing                        75,130         7,393
Tyco International                                     163,210         7,426
                                                                    --------
                                                                      64,098
                                                                    --------

LARGE CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 24.4%
Analog Devices*                                         91,140        $2,980
Applied Materials*                                      38,200         1,086
Applied Micro Circuits*                                140,700           983
BEA Systems*                                           309,820         2,971
Broadcom*                                               47,710           969
Brocade Communications Systems*                        122,010         1,712
Check Point Software Technologies*                      66,560         1,442
Ciena*                                                 110,170         1,134
Cisco Systems*                                       1,637,088        19,940
Dell Computer*                                         335,150         6,210
EMC*                                                   278,960         3,278
IBM                                                    116,310        10,735
Intel                                                  923,100        18,868
Juniper Networks*                                      133,790         1,298
KLA-Tencor*                                             32,480         1,026
Micron Technology*                                     224,290         4,223
Microsoft*                                             618,720        31,660
Nokia, ADR Cl A                                        406,910         6,368
Nortel Networks                                        583,710         3,275
Novellus Systems*                                       42,520         1,214
NVIDIA*                                                 47,900         1,316
Oracle Systems*                                        790,440         9,944
QUALCOMM*                                              213,410        10,146
Siebel Systems*                                        214,290         2,815
Sun Microsystems*                                      491,320         4,063
Texas Instruments                                      447,070        11,168
VeriSign*                                              152,470         6,388
VERITAS Software*                                      120,260         2,218
Vitesse Semiconductor*                                 166,140         1,288
Xilinx*                                                101,560         2,390
                                                                    --------
                                                                     173,108
                                                                    --------
TELECOMMUNICATION SERVICES - 2.9%
Verizon Communications                                  76,170         4,121
Nextel Communications, Cl A*                           313,150         2,706
Qwest Communications International                     262,310         4,381
Sprint (PCS Group)*                                    343,950         9,042
                                                                    --------
                                                                      20,250
                                                                    --------
UTILITIES - 2.1%
Enron                                                  263,960         7,188
Mirant                                                 339,640         7,438
                                                                    --------
                                                                      14,626
                                                                    --------
TOTAL COMMON STOCKS                                                  693,799
                                                                    --------
RELATED PARTY MONEY MARKET FUND - 3.1%
First American Prime Obligations Fund (A)           22,317,901        22,318
                                                                    --------
TOTAL RELATED PARTY MONEY MARKET FUND                                 22,318
                                                                    --------
TOTAL INVESTMENTS - 100.8%
   (Cost $863,762)                                                   716,117
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - (0.8%) (B)                        (5,358)
                                                                    --------

The accompanying notes are an integral part of the financial statements.


(48      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                   $906,839
Accumulated net realized loss on investments                         (48,435)
Net unrealized depreciation of investments                          (147,645)
                                                                    --------
TOTAL NET ASSETS - 100.0%                                           $710,759
                                                                    --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $85,443,548 and
 9,155,837 shares of capital stock issued
 and outstanding) (F)                                               $   9.33
Maximum sales charge of 5.50%                                           0.54
                                                                    --------
Offering price per share (C)                                        $   9.87
                                                                    --------
CLASS B:
Net asset value and offering price per
 share (net assets of $17,975,597 and
 2,005,850 shares of capital stock issued
 and outstanding) (D)(F)                                            $   8.96
                                                                    --------
CLASS C:
Net asset value per share (net assets of
 $13,177,028 and 1,441,909 shares of
 capital stock issued and outstanding) (D)(F)                       $   9.14
Maximum sales charge of 1.00%                                           0.09
                                                                    --------
Offering price per share (E)                                        $   9.23
                                                                    --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $9 and 1 share of capital stock
 issued and outstanding) (F)                                        $   9.33
                                                                    --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets of
 $594,162,913 and 62,913,602 shares
 of capital stock issued and outstanding) (F)                       $   9.44
                                                                    --------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 178,486
     Payable upon return of securities loaned              $(178,486)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares.

ADR - American Depositary Receipt
CI - Class

LARGE CAP VALUE FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 10.1%
AOL Time Warner*                                       387,100      $ 12,813
Federated Department Stores*                           273,000         7,699
Ford Motor                                             469,791         8,151
Gannett                                                116,400         6,997
Gap                                                    317,400         3,793
General Motors                                         203,900         8,747
Liberty Media, Cl A                                    578,100         7,342
Lowe's*                                                275,200         8,710
McDonald's                                             529,800        14,379
McGraw Hill                                            231,400        13,467
Target                                                 261,100         8,290
Walt Disney                                            632,800        11,783
                                                                   ---------
                                                                     112,171
                                                                   ---------
CONSUMER STAPLES - 6.7%
Albertson's                                            341,500        10,887
Coca-Cola                                              275,000        12,884
ConAgra Foods                                          397,900         8,933
Kimberly-Clark                                         307,600        19,071
Kraft Foods*                                           308,900        10,617
Procter & Gamble                                       165,200        12,025
                                                                   ---------
                                                                      74,417
                                                                   ---------
ENERGY - 9.6%
Anadarko Petroleum                                     106,800         5,135
Exxon Mobil                                            970,400        38,234
Halliburton                                            430,400         9,705
Phillips Petroleum                                     239,900        12,940
Royal Dutch Petroleum, ADR                             440,300        22,125
Schlumberger                                           262,500        11,996
Transocean Sedco Forex*                                248,300         6,555
                                                                   ---------
                                                                     106,690
                                                                   ---------
FINANCIALS - 25.9%
Allstate                                               482,800        18,033
American Express                                       407,800        11,851
American International Group                           451,800        35,240
Bank One                                               350,600        11,033
Bank of America                                        375,300        21,917
Charles Schwab                                         387,400         4,455
Citigroup                                              917,302        37,151
Equity Office Properties                               400,100        12,803
Fannie Mae                                             248,200        19,871
Fleet Boston Financial                                 642,301        23,605
Hartford Financial Services Group                      178,500        10,485
JP Morgan Chase & Company                              547,100        18,683
Mellon Financial                                       310,500        10,038
Morgan Stanley Dean Witter                             312,300        14,475
Wachovia                                               315,600         9,784
Washington Mutual                                      335,000        12,891
Wells Fargo                                            362,500        16,113
                                                                   ---------
                                                                     288,428
                                                                   ---------
HEALTH CARE - 4.9%
Bristol-Myers Squibb                                   488,700        27,152
Guidant*                                               210,100         8,089
Merck                                                   93,700         6,240
Pharmacia                                              329,291        13,356
                                                                   ---------
                                                                      54,837
                                                                   ---------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      49)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
INDUSTRIALS - 9.5%
Caterpillar                                            124,200    $    5,564
Delta Airlines                                         224,800         5,923
Emerson Electric                                        96,600         4,546
First Data                                             141,500         8,244
General Dynamics                                       164,900        14,564
Masco                                                  402,800         8,233
Minnesota Mining & Manufacturing                       203,900        20,064
Tyco International                                     285,800        13,004
Union Pacific                                          258,900        12,142
United Technologies                                    286,500        13,322
                                                                  ----------
                                                                     105,606
                                                                  ----------
INFORMATION TECHNOLOGY - 9.4%
Accenture                                              432,200         5,511
ADC Telecommunications*                                898,200         3,135
Advanced Micro Devices*                                509,300         4,151
Cisco Systems*                                         632,200         7,700
Compaq Computers                                       437,500         3,636
Computer Associates International                      271,200         6,981
Dell Computer*                                         443,000         8,209
Electronic Data Systems                                201,700        11,614
Hewlett-Packard                                        513,700         8,271
Intel                                                  312,900         6,396
IBM                                                    110,056        10,158
Micron Technology*                                     152,700         2,875
Microsoft*                                             216,700        11,089
Motorola                                               670,500        10,460
Nortel Networks                                        732,400         4,109
                                                                  ----------
                                                                     104,295
                                                                  ----------
MATERIALS - 5.8%
Alcoa                                                  738,200        22,892
Dow Chemical                                           637,000        20,868
International Paper                                    383,800        13,356
Praxair                                                170,000         7,140
                                                                  ----------
                                                                      64,256
                                                                  ----------
TELECOMMUNICATION SERVICES - 9.1%
AT&T                                                   611,100        11,794
Bell South                                             467,000        19,404
SBC Communications                                     570,026        26,860
Verizon Communications                                 398,212        21,547
WorldCom*                                            1,468,100        22,080
                                                                  ----------
                                                                     101,685
                                                                  ----------
UTILITIES - 5.4%
Duke Power                                             412,000        15,594
El Paso                                                180,200         7,487
FPL Group                                              155,500         8,327
Public Service Enterprises                             190,100         8,089
TXU                                                    232,600        10,774
Xcel Energy                                            331,600         9,335
                                                                  ----------
                                                                      59,606
                                                                  ----------
TOTAL COMMON STOCKS                                                1,071,991
                                                                  ----------

LARGE CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 4.2%
First American Prime Obligations Fund (A)           46,742,466    $   46,742
                                                                  ----------
TOTAL RELATED PARTY MONEY MARKET FUND                                 46,742
                                                                  ----------
TOTAL INVESTMENTS - 100.6%
   (Cost $1,206,095)                                               1,118,733
                                                                  ----------
OTHER ASSETS AND LIABILITIES, NET - (0.6%) (B)                        (6,230)
                                                                  ----------
NET ASSETS:
Portfolio capital                                                 $1,227,245
Undistributed net investment income                                      350
Accumulated net realized loss on investments                         (27,730)
Net unrealized depreciation of investments                           (87,362)
                                                                  ----------
TOTAL NET ASSETS - 100.0%                                         $1,112,503
                                                                  ----------
CLASS A:
Net asset value and redemption price per
 share (net assets of $94,064,434 and
 5,887,747 shares of capital stock issued
 and outstanding) (F)                                             $    15.98
Maximum sales charge of 5.50%                                           0.93
                                                                  ----------
Offering price per share (C)                                      $    16.91
                                                                  ----------
CLASS B:
Net asset value and offering price per
 share (net assets of $38,107,807 and
 2,425,497 shares of capital stock issued
 and outstanding) (D)(F)                                          $    15.71
                                                                  ----------
CLASS C:
Net asset value per share (net assets of
 $10,140,728 and 637,960 shares of
 capital stock issued and outstanding) (D)(F)                     $    15.90
Maximum sales charge of 1.00%                                           0.16
                                                                  ----------
Offering price per share (E)                                      $    16.06
                                                                  ----------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $16 and 1 share of capital stock
 issued and outstanding) (F)                                      $    15.97
                                                                  ----------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $970,189,970 and 60,564,491 shares
 of capital stock issued and outstanding) (F)                     $    16.02
                                                                  ----------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 310,972
     Payable upon return of securities loaned              $(310,972)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt

CI - Class

The accompanying notes are an integral part of the financial statements.


(50      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP CORE FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 91.6%
CONSUMER DISCRETIONARY - 10.9%
AOL Time Warner*                                        71,700      $  2,373
Best Buy*                                               33,100         1,504
Carnival                                                99,900         2,200
Charter Communications*                                213,000         2,637
Clear Channel Communications*                           37,700         1,499
Dollar General                                          90,700         1,068
Harley-Davidson                                         73,100         2,961
Home Depot                                             114,900         4,409
Interpublic Group                                       63,900         1,304
Kohl's*                                                 62,000         2,976
MGM Grand*                                              34,300           771
Omnicom Group                                           38,700         2,512
Toys "R" Us*                                            69,400         1,196
USA Networks*                                           86,100         1,548
Viacom, Cl B                                            75,687         2,611
Wal-Mart Stores                                        123,400         6,108
Walt Disney                                             64,500         1,201
                                                                   ---------
                                                                      38,878
                                                                   ---------
CONSUMER STAPLES - 7.7%
Anheuser-Busch                                          77,700         3,254
Coca-Cola*                                              51,000         2,389
Kraft Foods*                                            50,000         1,718
PepsiCo                                                122,600         5,946
Philip Morris                                           66,500         3,211
Safeway*                                               140,100         5,565
Sysco                                                   75,700         1,933
Walgreen                                                94,700         3,261
                                                                   ---------
                                                                      27,277
                                                                   ---------
ENERGY - 6.6%
Apache                                                  38,300         1,647
Baker Hughes                                            47,000         1,361
Burlington Resources                                    48,900         1,673
Ensco International                                     61,600           901
EOG Resources                                           61,400         1,776
Exxon Mobil                                             74,000         2,916
Phillips Petroleum                                      96,700         5,216
Schlumberger                                            68,200         3,117
Texaco                                                  69,500         4,518
Transocean Sedco Forex                                  20,800           549
                                                                   ---------
                                                                      23,674
                                                                   ---------
FINANCIALS - 18.4%
AFLAC                                                  169,600         4,579
Ambac Financial Group                                   34,400         1,882
American Express                                        52,000         1,511
American International                                 124,945         9,746
BB&T                                                    48,100         1,753
Charles Schwab                                          78,800           906
Chubb                                                   55,300         3,949
Citigroup                                              143,549         5,814
Fannie Mae                                              57,800         4,627
Federal Home Loan Mortgage                             104,000         6,760
Fifth Third Bancorp                                     93,450         5,745
Hartford Financial Services                             51,900         3,049
JP Morgan Chase & Company                               26,900           919
MBNA                                                   190,875         5,782
MGIC Investment                                         50,900         3,326
Morgan Stanley Dean Witter                              25,200         1,168
State Street                                            40,500         1,843
Wells Fargo                                             50,800         2,258
                                                                   ---------
                                                                      65,617
                                                                   ---------

LARGE CAP CORE FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
HEALTH CARE - 19.7%
Amgen*                                                  57,300       $ 3,367
Andrx Group*                                            13,300           863
Baxter International                                    93,600         5,153
Boston Scientific*                                      61,800         1,267
Bristol-Myers Squibb                                   130,400         7,245
Cardinal Health                                         74,475         5,507
Eli Lilly                                               80,600         6,504
Forest Laboratories, Cl A*                              12,600           909
Genentech*                                              41,300         1,817
IDEC Pharmaceuticals*                                   35,100         1,740
IVAX*                                                   38,100           845
Johnson & Johnson                                       42,100         2,332
Medtronic                                               68,800         2,993
Merck                                                  121,200         8,072
Pfizer                                                 244,575         9,807
Pharmacia                                              103,000         4,178
Serono, ADR                                            103,600         1,966
Tenet Healthcare*                                       61,100         3,645
Watson Pharmaceuticals*                                 26,700         1,461
Zimmer Holdings*                                        13,040           362
                                                                    --------
                                                                      70,033
                                                                    --------
INDUSTRIALS - 8.6%
Boeing                                                  44,200         1,481
First Data                                              93,800         5,465
General Dynamics                                        30,900         2,729
General Electric                                       169,000         6,287
Illinois Tool Works                                     27,500         1,488
Molex, Cl A                                             85,537         2,079
Sabre Group Holdings*                                   24,000           642
Southwest Airlines                                     133,150         1,976
Tyco International                                     183,700         8,358
                                                                    --------
                                                                      30,505
                                                                    --------
INFORMATION TECHNOLOGY - 11.4%
Adobe Systems                                           38,300           918
Analog Devices*                                         67,100         2,194
Applied Materials*                                      29,000           825
BEA Systems*                                            58,500           561
Check Point Software Technology*                        48,650         1,071
Cisco Systems*                                         111,000         1,352
Compaq Computers                                       221,600         1,841
Computer Sciences*                                      50,700         1,682
Comverse Technology*                                    20,100           412
Corning                                                 65,200           575
EMC*                                                    25,400           298
Ericsson Telephone, ADR                                266,000           928
Flextronics*                                            44,400           734
Intel                                                  122,300         2,500
JDS Uniphase*                                           51,520           326
Juniper Networks*                                       28,300           275
KLA-Tencor*                                             43,400         1,371
Linear Technology                                       22,600           741
Mercury Interactive*                                    18,500           352
Micron Technology*                                      58,800         1,119
Microsoft*                                             169,500         8,673
Network Appliance*                                      96,700           658
Nokia, ADR Cl A                                         33,600           526
Novellus Systems*                                       28,000           800
Oracle Systems*                                         50,100           630
PeopleSoft*                                             29,700           536
PMC - Sierra*                                           33,800           347
QUALCOMM*                                               52,200         2,482
Siebel Systems*                                         30,700           399


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      51)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                   PAR (000)/SHARES   VALUE (000)
----------------------------------------------------------------------------
Sun Microsystems*                                       74,300      $    614
SunGard Data Systems*                                   81,400         1,902
Texas Instruments                                       69,400         1,734
VERITAS Software*                                       32,200           594
Xilinx*                                                 23,900           562
                                                                    --------
                                                                      40,532
                                                                    --------
MATERIALS - 1.6%
Praxair                                                 53,700         2,255
Vulcan Materials                                        38,900         1,680
Weyerhaeuser                                            34,800         1,695
                                                                    --------
                                                                       5,630
                                                                    --------
TELECOMMUNICATION SERVICES - 2.8%
ALLTELL                                                 40,000         2,318
Global Crossing*                                       116,800           210
Nextel Communications, Cl A                             70,500           609
Qwest Communications                                    88,900         1,485
Sprint (PCS Group)*                                     61,900         1,627
WorldCom*                                              240,472         3,624
                                                                    --------
                                                                       9,873
                                                                    --------
UTILITIES - 4.0%
Calpine*                                                70,600         1,615
Constellation Energy                                    50,700         1,227
El Paso                                                 99,600         4,138
Enron                                                  123,875         3,373
Exelon                                                  41,000         1,829
Reliant Resources*                                     130,600         2,110
                                                                    --------
                                                                      14,292
                                                                    --------
TOTAL COMMON STOCKS                                                  326,311
                                                                    --------
VARIABLE RATE DEMAND NOTE - 1.7%
American Family Financial Services                 $     6,000         6,000
                                                                    --------
TOTAL CORPORATE OBLIGATIONS                                            6,000
                                                                    --------
RELATED PARTY MONEY MARKET FUND - 6.6%
First American Prime Obligations Fund (A)           23,456,374        23,456
                                                                    --------
TOTAL RELATED PARTY MONEY MARKET FUND                                 23,456
                                                                    --------
TOTAL INVESTMENTS - 99.9%
   (Cost $341,626)                                                   355,767
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - 0.1% (B)                             532
                                                                    --------

LARGE CAP CORE FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                   $376,798
Undistributed net investment income                                      636
Accumulated net realized loss on investments                         (35,276)
Net unrealized appreciation of investments                            14,141
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                           $356,299
                                                                   ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $34,330,009 and
 1,404,520 shares of capital stock issued
 and outstanding) (F)                                               $  24.44
Maximum sales charge of 5.50%                                           1.42
                                                                   ---------
Offering price per share (C)                                        $  25.86
                                                                   ---------
CLASS B:
Net asset value and offering price per share
 (net assets of $2,954,372 and
 123,425 shares of capital stock issued
 and outstanding) (D)(F)                                            $  23.94
                                                                   ---------
CLASS C:
Net asset value per share (net assets of
 $24 and 1 share of capital stock issued
 and outstanding) (D)(F)                                            $  24.44
Maximum sales charge of 1.00%                                           0.25
                                                                   ---------
Offering price per share (E)                                        $  24.69
                                                                   ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $2,801,567 and 114,589 shares of
 capital stock issued and outstanding) (F)                          $  24.45
                                                                   ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $316,212,815 and 12,684,845 shares
 of capital stock issued and outstanding) (F)                       $ 24.93
                                                                   --------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $  86,300
     Payable upon return of securities loaned                $ (86,300)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
CI - Class

The accompanying notes are an integral part of the financial statements.


(52      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

GROWTH & INCOME FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 10.7%
AOL Time Warner*                                       502,100      $ 16,620
Best Buy*                                               41,300         1,877
Clear Channel Communications*                           57,600         2,290
Comcast, Cl A*                                         146,900         5,269
Costco Wholesale*                                      144,600         5,142
Ford Motor                                             172,400         2,991
Home Depot                                             151,600         5,817
Kohl's *                                                14,400           691
McGraw-Hill                                            138,200         8,043
Target                                                 175,200         5,563
Toys "R" Us*                                           186,600         3,215
Viacom, Cl B                                           194,111         6,697
Wal-Mart Stores                                        163,900         8,113
Walt Disney                                            157,600         2,934
                                                                   ---------
                                                                      75,262
                                                                   ---------
CONSUMER STAPLES - 8.9%
Anheuser-Busch                                          95,800         4,012
Coca-Cola                                               40,300         1,888
CVS                                                     89,100         2,958
General Mills                                           32,500         1,479
Kimberly-Clark                                          60,325         3,740
Kraft Foods*                                            98,900         3,399
PepsiCo                                                269,960        13,093
Philip Morris                                          122,300         5,906
Safeway*                                               305,325        12,128
Sysco                                                  312,340         7,977
Walgreen                                               172,600         5,943
                                                                   ---------
                                                                      62,523
                                                                   ---------
ENERGY - 9.2%
Anadarko Petroleum                                      36,800         1,769
Apache                                                  96,700         4,158
Chevron                                                 18,900         1,602
Exxon Mobil                                            650,938        25,647
Nabors Industries*                                     122,300         2,565
Phillips Petroleum                                     102,800         5,545
Schlumberger                                           125,500         5,735
Texaco                                                 110,800         7,202
USX-Marathon                                           389,200        10,411
                                                                   ---------
                                                                      64,634
                                                                   ---------
FINANCIALS - 22.9%
AFLAC                                                   72,800         1,966
Alliance Capital Management Holding                     54,300         2,482
AMB Property                                           183,400         4,493
Ambac                                                  174,600         9,552
American Express                                       106,200         3,086
American International Group                           244,950        19,106
Bank of America                                         67,600         3,948
Bank of New York                                       170,600         5,971
BB&T                                                    48,300         1,761
Capital One Financial                                   33,000         1,519
Chubb                                                  118,600         8,469
Citigroup                                              465,566        18,855
Fannie Mae                                              29,600         2,370
Federal Home Loan Mortgage                             177,600        11,544
Fifth Third Bancorp                                     39,200         2,410
JP Morgan Chase & Company                              175,500         5,993
Legg Mason                                              92,300         3,670
Marsh & McLennan                                       119,800        11,585
Mellon Financial                                       192,500         6,224

GROWTH & INCOME FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Merrill Lynch                                          206,400      $  8,380
MGIC Investment                                         81,095         5,299
Morgan Stanley Dean Witter                              68,800         3,189
Northern Trust                                          66,050         3,466
SouthTrust                                              74,700         1,902
Washington Mutual                                       47,500         1,828
Wells Fargo                                            272,300        12,104
                                                                   ---------
                                                                     161,172
                                                                   ---------
HEALTH CARE - 10.9%
American Home Products                                 152,800         8,901
Amgen*                                                  33,600         1,975
Baxter International                                   132,800         7,311
Bristol-Myers Squibb                                   170,832         9,491
Genentech*                                              24,900         1,096
HCA - The Healthcare Company                           149,200         6,611
Johnson & Johnson                                      114,600         6,349
Eli Lilly                                               79,900         6,448
Medtronic                                               42,800         1,862
Merck & Company                                        137,400         9,151
Pfizer                                                 271,800        10,899
Wellpoint Health Networks*                              58,200         6,353
Zimmer Holdings*                                        17,083           474
                                                                   ---------
                                                                      76,921
                                                                   ---------
INDUSTRIALS - 9.2%
Automatic Data Processing                              150,700         7,089
Avery Dennison                                          34,804         1,647
Boeing                                                  27,800           931
Ecolab                                                 257,800         9,366
General Dynamics                                       127,200        11,234
General Electric                                       376,900        14,021
Honeywell International                                 92,100         2,431
Tyco International                                     316,700        14,410
United Parcel Service, Cl B                             49,950         2,596
Waste Management                                        58,700         1,570
                                                                   ---------
                                                                      65,295
                                                                   ---------
INFORMATION TECHNOLOGY - 11.5%
Adobe Systems                                           34,500           827
Analog Devices*                                         29,300           958
Applied Materials*                                     119,200         3,390
Cisco Systems*                                         202,600         2,468
Corning                                                 32,200           284
Dell Computer*                                         319,700         5,924
Electronic Data Systems                                 83,800         4,274
Flextronics International*                             103,900         1,719
Intel                                                  364,600         7,452
IBM                                                     92,500         8,538
Lexmark International Group, Cl A*                      83,100         3,715
Micron Technology*                                     139,100         2,619
Microsoft*                                             203,500        10,413
Millipore                                               63,300         3,351
Motorola                                               276,900         4,320
Network Appliance*                                     101,500           690
Nortel Networks                                         57,600           323
Novellus Systems*                                       17,800           508
Oracle Systems*                                        177,000         2,227
Siebel Systems*                                         19,100           248
Sun Microsystems*                                      108,150           894
SunGard Data Systems*                                  319,000         7,455
Texas Instruments                                      290,900         7,266
Xilinx*                                                 39,600           932
                                                                   ---------
                                                                      80,795
                                                                   ---------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      53)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                   PAR (000)/SHARES   VALUE (000)
----------------------------------------------------------------------------
MATERIALS - 2.7%
Alcoa                                                  105,400      $  3,268
Pharmacia                                              189,100         7,205
Praxair                                                202,900         8,522
                                                                   ---------
                                                                      18,995
                                                                   ---------
TELECOMMUNICATION SERVICES - 7.0%
ALLTELL                                                 91,400         5,297
Bell South                                              83,000         3,449
Qwest Communications*                                  196,000         3,273
SBC Communications                                     228,900        10,786
Sprint                                                 185,000         4,442
Sprint (PCS Group)*                                    138,400         3,638
Verizon Communications                                 342,500        18,532
                                                                   ---------
                                                                      49,417
                                                                   ---------
UTILITIES - 5.3%
Constellation Energy                                   100,200         2,425
Duke Power                                             322,800        12,218
Dynegy                                                 177,900         6,164
Enron                                                  213,300         5,808
Exelon                                                 157,000         7,002
Reliant Resources*                                      49,300           799
Williams                                               114,625         3,129
                                                                   ---------
                                                                      37,545
                                                                   ---------
TOTAL COMMON STOCKS                                                  692,559
                                                                   ---------
CONVERTIBLE PREFERRED STOCK - 0.5%                     141,400         3,754
                                                                   ---------
TOTAL CONVERTIBLE PREFERRED STOCK                                      3,754
                                                                   ---------
CONVERTIBLE CORPORATE BONDS - 0.3%
Ciena
   3.750%, 02/01/08                                $     1,190           707
Corning
   0.000%, 11/08/15*                                     2,872         1,591
                                                                   ---------
                                                                       2,298
                                                                   ---------
TOTAL CONVERTIBLE CORPORATE BONDS                                      2,298
                                                                   ---------
RELATED PARTY MONEY MARKET FUND - 2.0%
First American Prime Obligations Fund (A)           13,858,802        13,859
                                                                   ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                 13,859
                                                                   ---------
TOTAL INVESTMENTS - 101.1%
   (Cost $690,577)                                                   712,470
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - (1.1%) (B)                        (7,932)
                                                                   ---------

GROWTH & INCOME FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                   $705,708
Undistributed net investment income                                      187
Accumulated net realized loss on investments                         (23,250)
Net unrealized appreciation of investments                            21,893
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                           $704,538
                                                                   ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $150,322,727 and
 4,823,641 shares of capital stock issued
 and outstanding) (F)                                               $  31.16
Maximum sales charge of 5.50%                                           1.81
                                                                   ---------
Offering price per share (C)                                        $  32.97
                                                                   ---------
CLASS B:
Net asset value and offering price per
 share (net assets of $11,612,659 and
 376,347 shares of capital stock issued
 and outstanding) (D)(F)                                            $  30.86
                                                                   ---------
CLASS C:
Net asset value per share (net assets of
 $31 and 1 share of capital stock issued
 and outstanding) (D)(F)                                            $  31.17
Maximum sales charge of 1.00%                                           0.31
                                                                   ---------
Offering price per share (E)                                        $  31.48
                                                                   ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $44,820,935 and 1,439,147 shares of
 capital stock issued and outstanding) (F)                          $  31.14
                                                                   ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $497,781,661 and 15,950,663 shares
 of capital stock issued and outstanding) (F)                       $  31.21
                                                                   ---------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 156,515
     Payable upon return of securities loaned              $(156,515)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

CI - Class

The accompanying notes are an integral part of the financial statements.


(54      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

RELATIVE VALUE FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 92.1%
CONSUMER DISCRETIONARY - 2.7%
General Motors                                          65,000      $  2,789
Johnson Controls                                        50,000         3,262
Whirlpool                                              100,000         5,535
                                                                   ---------
                                                                      11,586
                                                                   ---------
CONSUMER STAPLES - 10.1%
Gillette                                               230,000         6,854
Philip Morris                                          350,000        16,901
Procter & Gamble                                       260,000        18,925
                                                                   ---------
                                                                      42,680
                                                                   ---------
ENERGY - 11.4%
BP PLC                                                 114,800         5,645
Exxon Mobil                                            390,764        15,396
Royal Dutch Petroleum, ADR                             156,000         7,839
Texaco                                                 300,000        19,500
                                                                   ---------
                                                                      48,380
                                                                   ---------
FINANCIALS - 25.2%
American Express                                       225,000         6,539
AmSouth Bancorp                                        243,230         4,395
Bank of America                                         70,000         4,088
Bank of New York                                       300,000        10,500
Cincinnati Financial                                   170,000         7,075
Citigroup                                              430,000        17,415
First Financial Bancorp                                202,125         3,135
First Tennessee National                               165,000         6,105
KeyCorp                                                300,000         7,242
Mellon Financial                                       200,000         6,466
National City                                          115,000         3,444
North Fork Bancorp                                     160,000         4,758
PNC Financial Services                                 100,000         5,725
TCF Financial                                          100,000         4,606
Union Planters                                         250,000        10,725
Wells Fargo                                            100,000         4,445
                                                                   ---------
                                                                     106,663
                                                                   ---------
HEALTH CARE - 8.8%
American Home Products                                 200,000        11,650
Bristol-Myers Squibb                                   115,000         6,389
GlaxoSmithKline ADR                                    135,000         7,576
Merck & Company                                        170,000        11,322
Zimmer Holdings*                                        11,500           319
                                                                   ---------
                                                                      37,256
                                                                   ---------
INDUSTRIALS - 5.4%
General Electric                                       450,000        16,740
Honeywell International                                240,625         6,353
                                                                   ---------
                                                                      23,093
                                                                   ---------
INFORMATION TECHNOLOGY - 12.4%
Intel                                                  800,000        16,352
IBM                                                    300,000        27,690
Microsoft*                                             170,000         8,699
                                                                   ---------
                                                                      52,741
                                                                   ---------

RELATIVE VALUE FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
MATERIALS - 2.4%
AK Steel Holding                                       250,000      $  2,113
Dow Chemical                                           135,000         4,423
International Paper                                    100,000         3,480
                                                                   ---------
                                                                      10,016
                                                                   ---------
TELECOMMUNICATION SERVICES - 8.0%
AT&T*                                                  350,000         6,755
Broadwing*                                             800,000        12,864
Verizon Communications                                 185,440        10,034
Vodafone Group, ADR                                    195,000         4,282
                                                                   ---------
                                                                      33,935
                                                                   ---------
UTILITIES - 5.7%
Cinergy                                                250,000         7,718
Duke Energy                                            200,000         7,570
TXU                                                    190,000         8,801
                                                                   ---------
                                                                      24,089
                                                                   ---------
TOTAL COMMON STOCKS                                                  390,439
                                                                   ---------
RELATED PARTY MONEY MARKET FUND - 5.8%
First American Prime Obligations Fund (A)           24,547,061        24,547

TOTAL RELATED PARTY MONEY MARKET FUND                                 24,547
                                                                   ---------
TOTAL INVESTMENTS - 97.9%
   (Cost $261,524)                                                   414,986
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - 2.1%                               8,882
                                                                   ---------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      55)

STATEMENTS OF NET ASSETS September 30, 2001

RELATIVE VALUE FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                   $264,165
Undistributed net investment income                                       43
Accumulated net realized gain on investments                           6,198
Net unrealized appreciation of investments                           153,462
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                           $423,868
                                                                   ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $33,287,813 and
 1,381,987 shares of capital stock issued
 and outstanding) (E)                                               $  24.09
Maximum sales charge of 5.50%                                           1.40
                                                                   ---------
Offering price per share (B)                                        $  25.49
                                                                   ---------
CLASS B:
Net asset value and offering price per
 share (net assets of $12,081,297 and
 503,145 shares of capital stock issued
 and outstanding) (C)(E)                                            $  24.01
                                                                   ---------
CLASS C:
Net asset value per share (net assets of
 $24 and 1 share of capital stock issued
 and outstanding) (C)(E)                                            $  24.09
Maximum sales charge of 1.00%                                           0.24
                                                                   ---------
Offering price per share (D)                                        $  24.33
                                                                   ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets of
 $34,004,063 and 1,413,130 shares of
 capital stock issued and outstanding) (E)                          $  24.06
                                                                   ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $344,494,811 and 14,284,925 shares
 of capital stock issued and outstanding) (E)                       $  24.12
                                                                   ---------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)$.0001 par value and 2 billion authorized shares.

ADR - American Depositary Receipt

CAPITAL GROWTH FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 12.9%
AOL Time Warner*                                       205,000       $ 6,786
Best Buy*                                               16,500           750
Clear Channel Communications*                           47,000         1,868
Comcast, Cl A*                                          32,100         1,151
Federated Department Stores*                             5,000            10
Home Depot                                              77,000         2,954
Kohl's*                                                 75,200         3,610
Target                                                  35,000         1,111
Wal-Mart Stores*                                       148,000         7,326
                                                                    --------
                                                                      25,566
                                                                    --------
CONSUMER STAPLES - 9.1%
Anheuser-Busch                                          50,000         2,094
H J Heinz                                               65,800         2,773
Kimberly-Clark                                          50,000         3,100
Kraft Foods*                                            38,500         1,323
PepsiCo                                                 75,000         3,638
Safeway*                                                76,244         3,028
Walgreen                                                63,200         2,176
                                                                    --------
                                                                      18,132
                                                                    --------
ENERGY - 1.6%
Ashland                                                  2,500            96
Exxon Mobil                                             42,076         1,658
Global Marine*                                          22,800           319
Texaco*                                                  2,500           163
USX - Marathon                                          33,400           887
                                                                    --------
                                                                       3,123
                                                                    --------
FINANCIALS - 8.0%
American International Group                           103,519         8,074
Capital One Financial                                   18,500           852
Citigroup                                               73,200         2,965
Federal Home Loan Mortgage                              25,000         1,625
Merrill Lynch                                           21,900           889
Wells Fargo                                             35,000         1,556
                                                                    --------
                                                                      15,961
                                                                    --------
HEALTH CARE - 29.7%
American Home Products                                  20,000         1,165
Amgen*                                                  37,800         2,222
Baxter International                                    63,600         3,501
Bristol-Myers Squibb                                   126,000         7,001
Cardinal Health                                         93,375         6,905
Genentech*                                              37,700         1,659
Genzyme*                                                20,000           908
Guidant*                                                50,000         1,925
IDEC Pharmaceuticals*                                   16,100           798
Johnson & Johnson                                       32,100         1,778
Eli Lilly                                               60,000         4,842
Medtronic                                               99,530         4,330
Merck & Company                                        100,000         6,660
Pfizer                                                 221,750         8,892
Pharmacia                                               75,400         3,058
Serono SA, ADR                                          54,500         1,034
Watson Pharmaceuticals*                                 37,400         2,046
Zimmer Holdings*                                        11,000           305
                                                                    --------
                                                                      59,029
                                                                    --------

The accompanying notes are an integral part of the financial statements.


(56      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
INDUSTRIALS - 7.7%
General Electric                                       235,500       $ 8,761
Illinois Tool Works                                     34,364         1,859
Kadant*                                                  1,695            22
Minnesota Mining & Manufacturing                        20,600         2,027
Textron                                                 17,300           581
Tyco International                                      43,400         1,975
                                                                    --------
                                                                      15,225
                                                                    --------
INFORMATION TECHNOLOGY - 24.4%
Adobe Systems                                           26,200           628
Analog Devices*                                         26,000           850
Apple Computer*                                         25,300           392
Applied Materials*                                      12,200           347
Applied Micro Circuits*                                 54,100           378
BEA Systems*                                            73,700           707
Broadcom*                                               13,600           276
Brocade Communications Systems*                         56,300           790
CheckPoint Software Technology*                         12,100           266
Cisco Systems*                                         287,400         3,501
Citrix Systems*                                          7,300           145
Corning                                                 79,000           697
Dell Computer*                                          95,900         1,777
EMC*                                                    74,400           874
Flextronics International*                              46,900           776
Hewlett-Packard                                         40,000           644
Intel                                                  245,560         5,019
IBM                                                     37,000         3,415
Juniper Network*                                        20,400           198
KLA-Tencor*                                              7,200           227
Micron Technology*                                      60,600         1,141
Microsoft*                                             166,000         8,494
Millipore                                               18,600           985
Nokia, ADR Cl A                                         39,500           618
Nortel Networks                                        107,000           600
Novellus Systems*                                       10,700           306
NVIDIA*                                                 15,800           434
Oracle Systems*                                        238,000         2,994
QUALCOMM*                                               46,600         2,215
RF Micro Devices*                                       68,800         1,142
Siebel Systems*                                         55,500           722
Sun Microsystems*                                      164,000         1,356
Texas Instruments                                      116,400         2,908
Thermo Electron*                                        27,700           500
VeriSign*                                               28,500         1,194
Vitesse Semiconductor*                                  45,000           349
Xilinx*                                                 25,400           598
                                                                    --------
                                                                      48,463
                                                                    --------
MATERIALS - 0.8%
Alcoa                                                   50,000         1,551
                                                                    --------
                                                                       1,551
                                                                    --------
TELECOMMUNICATION SERVICES - 1.7%
Nextel Communications, Cl A*                            42,400           366
Qwest Communications International                      77,100         1,288
Sprint PCS Group*                                       19,200           505
Verizon Communications                                  22,072         1,194
                                                                    --------
                                                                       3,353
                                                                    --------

CAPITAL GROWTH FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
UTILITIES - 1.5%
El Paso                                                 26,829      $  1,115
Enron                                                   33,000           899
Mirant                                                  44,200           956
                                                                    --------
                                                                       2,970
                                                                    --------
TOTAL COMMON STOCKS                                                  193,373
                                                                    --------
SHORT-TERM INVESTMENTS - 0.3%
RNC Money Market Fund                                  750,000           750
                                                                    --------
TOTAL SHORT-TERM INVESTMENTS                                             750
                                                                    --------
RELATED PARTY MONEY MARKET FUND - 2.6%
First American Prime Obligations Fund (A)            5,068,031         5,068
                                                                    --------
TOTAL RELATED PARTY MONEY MARKET FUND                                  5,068
                                                                    --------
TOTAL INVESTMENTS - 100.3%
   (Cost $192,428)                                                   199,191
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - 0.3% (B)                            (648)
                                                                    --------
NET ASSETS:
Portfolio capital                                                   $206,924
Accumulated net realized loss on investments and options
 written                                                             (14,938)
Net unrealized appreciation of investments                             6,763
Net unrealized depreciation of options written                          (206)
                                                                    --------
TOTAL NET ASSETS - 100.0%                                           $198,543
                                                                    --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $8,597,419 and
 585,477 shares of capital stock issued
 and outstanding) (F)                                               $  14.68
Maximum sales charge of 5.50%                                           0.85
                                                                    --------
Offering price per share (C)                                        $  15.53
                                                                    --------
CLASS B:
Net asset value and offering price per
 share (net assets of $46,102,673 and
 3,159,313 shares of capital stock issued
 and outstanding) (D)(F)                                            $  14.59
                                                                    --------
CLASS C:
Net asset value per share (net assets of
 $15 and 1 share of capital stock issued
 and outstanding) (D)(F)                                            $  14.68
Maximum sales charge of 1.00%                                           0.15
                                                                    --------
Offering price per share (E)                                        $  14.83
                                                                    --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $11,881,420 and 808,873 shares of
 capital stock issued and outstanding) (F)                          $  14.69
                                                                    --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $131,961,269 and 8,932,173 shares
 of capital stock issued and outstanding) (F)                       $  14.77
                                                                    --------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      57)

STATEMENTS OF NET ASSETS September 30, 2001

CAPITAL GROWTH FUND (CONCLUDED)

DESCRIPTION
----------------------------------------------------------------------------
*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $  54,034
     Payable upon return of securities loaned                $ (54,034)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
CI - Class

EQUITY INCOME FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 4.9%
Ford Motor                                             127,616       $ 2,214
Maytag                                                 129,700         3,195
McGraw-Hill                                             81,400         4,737
Omnicom Group                                           35,400         2,297
Sherwin Williams                                        35,000           778
Tribune Company                                         23,700         2,138
                                                                    --------
                                                                      15,359
                                                                    --------
CONSUMER STAPLES - 9.5%
Anheuser-Busch                                         109,100         4,569
Avon                                                    70,400         3,256
Colgate Palmolive                                       48,700         2,837
Gillette                                                22,500           671
H J Heinz                                               30,000         1,265
Kimberly-Clark                                          66,100         4,098
Kraft Foods*                                            41,160         1,415
PepsiCo                                                118,900         5,767
Ralston-Ralston Purina                                  30,000           984
Sara Lee                                               193,200         4,115
Sysco                                                   30,000           766
                                                                    --------
                                                                      29,743
                                                                    --------
ENERGY - 9.7%
BP                                                      93,096         4,578
Chevron                                                 38,820         3,290
Exxon Mobil                                            242,648         9,560
Murphy Oil                                              10,000           724
Phillips Petroleum                                      27,000         1,456
Precision Drilling*                                     10,000           211
Royal Dutch Petroleum, ADR                             179,200         9,005
USX-Marathon                                            48,000         1,284
                                                                    --------
                                                                      30,108
                                                                    --------
FINANCIALS - 27.9%
American Express                                       109,000         3,168
Archstone Communities                                  151,600         3,957
Bank of America                                         75,824         4,428
Bank of New York                                       106,500         3,728
Citigroup                                              182,786         7,403
Comerica                                                56,200         3,113
Crescent Real Estate                                   101,700         2,181
Duke Realty                                            195,172         4,624
Equity Residential Property Trust                       26,600         1,553
Fannie Mae                                              56,600         4,531
Hartford Financial Services                             10,000           587
Healthcare Realty Trust                                115,700         2,950
Household International                                 71,397         4,025
John Hancock Financial Services                        116,900         4,670
JP Morgan Chase & Company                              112,100         3,828
Kimco Realty                                            31,600         1,534
Manufactured Home Communities                          122,550         3,728
MBNA                                                    46,000         1,393
Mellon Financial                                       160,200         5,179
National City                                           47,000         1,408
PNC Financial Services Group                            22,000         1,259
Prentiss Properties Trust                               48,000         1,320
Simon Property Group                                   137,200         3,692
St. Paul Companies                                      82,610         3,405
Union Planters                                          34,000         1,458
XL Capital Limited, Cl A                                53,782         4,249
Zions Bancorporation                                    68,600         3,681
                                                                    --------
                                                                      87,052
                                                                    --------

The accompanying notes are an integral part of the financial statements.


(58      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
HEALTH CARE - 11.4%
Abbott Labs                                             36,000      $  1,867
American Home Products                                 110,900         6,460
Baxter International                                   137,000         7,542
Bristol-Myers Squibb                                    62,700         3,484
Johnson & Johnson                                      105,600         5,850
Merck                                                   32,200         2,145
Pfizer                                                  84,300         3,380
Pharmacia                                               26,000         1,055
Protein Design Labs*                                 1,597,000         1,489
Schering Plough                                         54,200         2,011
Zimmer Holdings*                                         6,270           174
                                                                    --------
                                                                      35,457
                                                                    --------
INDUSTRIALS - 12.2%
Caterpillar                                             42,750         1,915
Deere                                                   77,400         2,911
Ecolab                                                 169,900         6,172
First Data                                              26,000         1,515
General Electric                                       119,400         4,442
Honeywell International                                152,200         4,032
Knightsbridge Tanker                                   176,500         3,091
Minnesota Mining & Manufacturing                        53,000         5,215
Parker Hannifin                                         73,900         2,535
United Parcel Service                                   76,700         3,978
United Technologies                                     48,700         2,264
                                                                    --------
                                                                      38,070
                                                                    --------
INFORMATION TECHNOLOGY - 4.3%
Alcatel                                                 16,000           186
Electronic Data Systems                                 85,700         4,935
Hewlett-Packard                                        188,300         2,995
IBM                                                     55,730         5,144
                                                                    --------
                                                                      13,260
                                                                    --------
MATERIALS - 2.9%
Dow Chemical                                            62,400         2,044
DuPont De Nemours & Co                                  66,000         2,476
Lyondell Chemical                                      135,150         1,547
Weyerhaeuser                                            62,800         3,059
                                                                    --------
                                                                       9,126
                                                                    --------
TELECOMMUNICATION SERVICES - 7.8%
Nextel Communications*                               4,850,000         3,019
Qwest Communications                                    92,400         1,532
SBC Communications                                     173,900         8,194
Sprint                                                 101,300         2,432
Verizon Communications                                 168,680         9,127
                                                                    --------
                                                                      24,304
                                                                    --------
UTILITIES - 5.8%
Cinergy                                                 30,000           926
Consolidated Edison                                     90,000         3,665
Constellation Energy                                    10,900           264
Duke Energy                                             48,000         1,817
El Paso                                                 10,698           445
National Fuel Gas                                       52,000         1,198
Reliant Energy                                         119,100         3,135
Xcel Energy                                            239,800         6,750
                                                                    --------
                                                                      18,200
                                                                    --------
TOTAL COMMON STOCKS                                                  300,679
                                                                    --------

EQUITY INCOME FUND (CONCLUDED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 5.7%
First American Prime Obligations Fund (A)           17,605,502      $ 17,606
                                                                   ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                 17,606
                                                                   ---------
TOTAL INVESTMENTS - 102.1%
   (Cost $233,537)                                                   318,285
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - (2.1%) (B)                        (6,495)
                                                                   ---------
NET ASSETS:
Portfolio capital                                                   $227,949
Accumulated net investment loss                                         (291)
Accumulated net realized loss on investments                            (616)
Net unrealized appreciation of investments                            84,748
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                           $311,790
                                                                   ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $24,556,888 and
 2,025,021 shares of capital stock issued
 and outstanding) (F)                                               $  12.13
Maximum sales charge of 5.50%                                           0.71
                                                                   ---------
Offering price per share (C)                                        $  12.84
                                                                   ---------
CLASS B:
Net asset value and offering price per
 share (net assets of $11,515,811 and
 954,459 shares of capital stock issued
 and outstanding) (D)(F)                                            $  12.07
                                                                   ---------
CLASS C:
Net asset value per share (net assets of
 $8,028,153 and 663,841 shares of
 capital stock issued and outstanding) (D)(F)
                                                                    $  12.09
Maximum sales charge of 1.00%                                           0.12
                                                                   ---------
Offering price per share (E)                                        $  12.21
                                                                   ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $328,293 and 27,077 shares of
 capital stock issued and outstanding) (F)                          $  12.12
                                                                   ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $267,361,074 and 21,916,302 shares
 of capital stock issued and outstanding) (F)                       $  12.20
                                                                   ---------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $  64,855
     Payable upon return of securities loaned                $ (64,855)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
CI - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      59)

STATEMENTS OF NET ASSETS September 30, 2001

BALANCED FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 53.5%
CONSUMER DISCRETIONARY - 6.7%
4Kids Entertainment*                                    11,700       $   233
Abercrombie & Fitch*                                    16,400           288
Alliance Atlantis Communications, Cl B*                 19,700           191
American Axle & Manufacturing Holdings*                  4,000            51
Anchor Gaming*                                           2,700           112
AnnTaylor Stores*                                        1,400            31
AOL Time Warner*                                       111,760         3,699
Bally Total Fitness Holdings*                            7,400           150
Barnes & Noble*                                          2,800           101
Best Buy*                                               21,180           963
BJ's Wholesale Club*                                     4,200           200
Borders Group*                                           4,700            90
Borg Warner                                              2,600           105
Brinker International*                                   3,100            73
Cablevision System - Rainbow*                            3,900            79
Carnival                                                67,000         1,475
Catalina Marketing, Cl C*                                2,300            64
CDW Computer Centers*                                   11,000           398
CEC Entertainment*                                       1,375            47
Charter Communications*                                 88,800         1,099
Clear Channel Communications*                           19,800           787
COMCAST, Cl A*                                          15,400           552
Cost Plus*                                               4,100            75
Costco Wholesale*                                       14,600           519
Cox Communications, Cl A*                               31,750         1,326
Dollar General                                         129,900         1,529
Electronics Boutique Holdings*                           2,200            59
Entercom Communications*                                 1,900            65
Federal Signal                                           1,000            18
Galyan's Trading*                                          800             9
Gannett                                                  7,100           427
Gap                                                     14,335           171
Genesco*                                                 1,900            31
Gentex*                                                  1,400            33
Gtech Holdings*                                         15,400           532
Gymboree*                                               24,300           158
Harley-Davidson                                         22,900           927
Home Depot                                              77,590         2,977
Hot Topic*                                               6,600           166
Insight Communications*                                 11,600           213
Interpublic Group Companies                             19,100           390
Jones Apparel Group*                                     5,100           130
Kohl's*                                                 39,100         1,877
Lowe's                                                  16,800           532
Macrovision*                                             4,700           134
McDonald's                                              32,300           877
McGraw-Hill                                             31,400         1,827
MGM Grand*                                              10,800           243
Michaels Stores*                                         1,600            58
New York Times, Cl A                                     2,900           113
Omnicom Group                                           24,730         1,605
Orient Express Hotels*                                   3,300            46
OshKosh B'Gosh                                             500            13
Radio One, Cl D*                                         3,200            37
Scholastic*                                             15,300           666
Standard Pacific                                         2,500            49
Steiner Leisure*                                         7,300           117
Target                                                  33,500         1,064
Tommy Hilfiger*                                          7,900            71
Toys "R" Us*                                            54,400           937

BALANCED FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Ultimate Electronics*                                    7,500       $   130
USA Networks*                                           44,600           802
ValueVision International*                              19,100           246
Viacom, Cl B*                                           43,346         1,495
Wal-Mart Stores                                         97,801         4,841
Walt Disney                                             59,300         1,104
Westwood One*                                            3,300            73
                                                                    --------
                                                                      39,500
                                                                    --------
CONSUMER STAPLES - 3.8%
Albertson's                                             21,400           682
Anheuser-Busch                                          37,900         1,587
Coca-Cola                                               32,500         1,523
Constellation Brands, Cl A*                              2,000            83
CVS                                                      9,400           312
Duane Reade*                                             2,000            60
General Mills                                           15,000           683
Hormel Foods                                             3,900            92
Kimberly-Clark                                          25,000         1,550
Kraft Foods*                                            66,430         2,283
Longs Drug Stores*                                       1,500            41
McCormick and Company                                    1,400            64
Pepsi Americas                                           5,500            82
PepsiCo                                                 64,200         3,114
Performance Food Group*                                  2,600            74
Philip Morris                                           35,300         1,705
Procter & Gamble                                        21,900         1,594
RJ Reynolds Tobacco Holdings                             1,100            63
Safeway*                                                72,200         2,868
Sysco*                                                  49,954         1,276
Tyson Foods, Cl A                                       14,800           148
Walgreen                                                77,230         2,659
                                                                    --------
                                                                      22,543
                                                                    --------
ENERGY - 3.4%
Anadarko Petroleum                                      10,300           495
Apache                                                  21,900           942
Baker Hughes                                            15,200           440
Burlington Resources                                    15,000           513
Cabot Oil & Gas                                          2,800            56
Cal Dive International*                                  3,300            55
Chevron                                                  2,000           170
Energy Partners*                                         8,500            59
Ensco International                                     18,900           276
EOG Resources                                           19,100           553
Equitable Resources                                        500            15
Exxon Mobil                                            131,976         5,200
Hanover Compressor*                                      5,000           108
Helmerich & Payne                                          500            13
Horizon Offshore*                                        1,100             7
Key Energy Group*                                        3,500            22
Murphy Oil                                               1,400           101
National-Oilwell*                                       46,600           676
Noble Affiliates                                           500            15
Ocean Energy                                             3,500            57
Patterson - UTI Energy*                                 10,400           129
Phillips Petroleum                                      53,300         2,875
Pioneer Natural Resources*                               3,300            47
Pogo Producing                                           3,200            75
Precision Drilling*                                      7,700           163
Rowan Companies*                                        18,100           224
Schlumberger                                            55,550         2,539
Talisman Energy                                          3,300           112
Texaco                                                  20,100         1,307

The accompanying notes are an integral part of the financial statements.


(60      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Transocean Sedco Forex                                  56,280       $ 1,486
Ultramar Diamond Shamrock                                1,600            77
USX-Marathon                                            39,800         1,065
Valero Energy                                            1,300            46
                                                                    --------
                                                                      19,918
                                                                    --------
FINANCIALS - 10.9%
AFLAC                                                   59,200         1,598
Alliance Capital Management Holdings                    10,600           484
Allstate                                                29,400         1,098
AMB Property                                            26,175           641
Ambac Financial Group*                                  38,262         2,093
American Express                                        94,530         2,747
American Financial Group                                 2,075            46
American International Group                            99,697         7,776
Arthur J Gallagher                                      25,100           850
Astoria Financial                                        1,200            71
Bank of America                                         29,900         1,746
Bank of New York                                        17,000           595
Banknorth Group                                          8,100           181
BB&T                                                    15,700           572
Boston Properties                                       12,000           458
Charles Schwab                                         107,900         1,241
Charter One Financial                                    4,400           124
Chubb                                                   28,600         2,042
Citigroup                                              177,180         7,176
Commerce Bancorp                                         4,400           299
Compass Bank Shares*                                     2,200            57
Dime Bancorp                                             1,800            71
Dime Bancorp Warrant*                                    6,900             2
E*Trade Group*                                          10,400            63
East West Bancorp                                       11,200           262
Eaton Vance                                              3,800           119
Edwards                                                  1,600            56
Equity Office Property                                  25,400           813
Everest Re Group                                         6,900           446
Fannie Mae                                              47,000         3,761
Federal Home Loan Mortgage                              84,500         5,472
Federated Investors                                      6,800           201
Fidelity National Financial                             16,330           439
Fifth Third Bancorp                                     34,350         2,112
First American                                           4,900            99
First Tennessee National                                 3,800           141
Fleet Boston Financial                                  39,090         1,437
Golden West Financial                                    2,100           122
Greater Bay Bancorp                                      5,900           137
GreenPoint Financial                                     3,000           105
Harleysville Group                                       4,400           106
Hartford Financial Services Group*                      26,100         1,533
Independence Community Bank                              3,100            67
Instinet Group*                                          7,300            71
Investors Financial Services                               700            40
JP Morgan Chase                                         51,400         1,755
Legg Mason                                               1,300            52
M & T Bank                                               3,300           244
Marsh & McLennan                                        11,900         1,151
Marshall & Ilsley                                        1,100            62
MBNA                                                    60,742         1,840
Mellon Financial                                        19,200           621
Mercantile Bankshares                                    1,700            67
MGIC Investment                                         24,700         1,614
Morgan Stanley Dean Witter                              39,770         1,843
National Commerce Financial                              5,705           149
New York Community Bancorp                               6,450           150

BALANCED FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
North Fork Bancorp                                       4,900        $  146
Northern Trust                                           6,900           362
Old Republic                                            32,925           863
Phoenix Companies*                                       9,300           134
Protective Life                                          4,500           131
Renaissance Re Holdings                                  3,600           320
SEI Investment                                           3,600           115
Southwest Bancorp of Texas*                              2,200            65
State Street                                            12,600           573
TCF Financial                                            1,700            78
The PMI Group                                            1,450            90
Wells Fargo                                             64,100         2,849
                                                                    --------
                                                                      64,844
                                                                    --------
HEALTH CARE - 9.5%
Advance PCS*                                             1,300            93
American Home Products                                  21,900         1,276
AmerisourceBergen*                                       4,380           311
Amgen*                                                  31,160         1,831
Andrx Group*                                             4,200           273
Apogent Technologies*                                    2,600            62
Appria Healthcare*                                      19,900           516
Aviron*                                                  1,700            42
Baxter International                                    51,400         2,830
Boston Scientific*                                      19,500           400
Bristol-Meyers Squibb                                  125,624         6,980
Cardinal Health                                         21,087         1,559
Celgene*                                                 3,400            90
Cephalon*                                                2,100           105
DENTSPLY International                                   5,575           256
Edwards Lifesciences*                                    2,400            54
Express Scripts*                                         4,900           271
First Health Group*                                      1,800            53
Forest Laboratories, Cl A*                               4,000           289
Genentech*                                              42,130         1,854
Genzyme*                                                 5,500           250
Gilead Sciences*                                         3,100           174
Guidant*                                                13,100           504
HCA - The Healthcare Company                            15,700           696
Health Management Association, Cl A*                     6,453           134
IDEC Pharmaceuticals*                                   17,600           872
Intermune*                                               6,400           245
IVAX*                                                   25,225           559
Johnson & Johnson                                       63,050         3,493
King Pharmaceuticals*                                    4,366           183
Eli Lilly                                               65,280         5,268
Lincare Holdings*                                        6,200           165
Medtronic                                               54,160         2,356
Merck                                                   96,350         6,417
Millennium Pharmaceuticals*                              6,500           115
Mylan Laboratories                                       5,000           163
Noven Pharmaceuticals*                                     600            11
Omnicare                                                10,400           227
Patterson Dental*                                        2,100            77
Pfizer                                                 194,865         7,814
Pharmaceutical Resources*                                5,100           182
Pharmacia                                               49,344         2,001
Priority Healthcare, Cl B*                               3,100            74
Protein Design Labs*                                     1,200            57
Quest Diagnostics*                                       2,400           148
Renal Care Group*                                        4,100           126
Respironics*                                             3,400           121
Sepracor*                                                2,600            93
Serono SA, ADR                                          28,500           541


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      61)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Sybron Dental Specialties*                               7,166       $   133
Techne*                                                  2,100            62
Tenet Healthcare*                                       17,200         1,026
Transkaryotic Therapies*                                 1,600            43
Triad Hospitals*                                         5,500           195
Trigon Healthcare*                                       1,300            85
Universal Health Services*                              15,800           771
Varian Medical Systems*                                  2,100           135
Watson Pharmaceuticals*                                  8,500           465
Wellpoint Health Networks*                               6,100           666
Wright Medical Group*                                    2,200            37
Xoma*                                                    3,800            32
Zimmer Holdings*                                        12,562           349
                                                                    --------
                                                                      56,210
                                                                    --------
INDUSTRIALS - 5.1%
Administaff*                                             1,300            34
American Standard*                                       1,800            99
Apollo Group*                                            1,700            71
Armor Holdings*                                          2,700            53
Atlantic Coast Airline*                                  1,200            16
Automatic Data Processing                               37,410         1,760
Avery Dennison                                           3,550           168
Bisys Group*                                             1,800            95
Boeing                                                  16,600           556
C.H. Robinson Worldwide                                  2,200            64
ChoicePoint*                                             1,800            75
DiamondCluster International, Cl A*                     19,100           188
DST Systems*                                             2,325           101
Ecolab                                                  55,960         2,033
First Data                                              36,677         2,137
Frontier Airlines*                                       9,800            81
General Dynamics                                        17,500         1,546
General Electric                                       169,468         6,304
Global Payments                                          4,600           135
Granite Construction                                     3,600            92
GSI Lumonics*                                            7,600            52
Honeywell International                                  9,700           256
Illinois Tool Works                                     17,500           947
IMS Health                                               3,200            80
Kaydon                                                   3,900            82
Level 3 Communications*                                    700            61
Ladish*                                                  3,800            30
Manpower                                                 2,300            61
Mercury Computer Systems*                                1,300            49
Minnesota Mining & Manufacturing                        28,630         2,817
Molex, Cl A                                             25,512           620
Pittston Brink's Group                                   1,800            33
Precision Castparts                                      1,600            36
Rayovac*                                                13,900           212
Sabre Group Holdings*                                    7,500           201
Shaw Group*                                             37,100         1,046
Skywest                                                  5,900            99
Southwest Airlines                                     100,865         1,497
SPX*                                                     1,000            83
Triumph Group*                                           1,400            33
Tyco International                                     109,800         4,996
United Parcel Service, Cl B                              8,500           442
United Technologies                                     10,200           474
URS*                                                     1,600            37
Waste Management                                         6,000           160
                                                                    --------
                                                                      30,012
                                                                    --------

BALANCED FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 7.5%
Accenture*                                              27,100       $   346
Activision*                                              5,900           161
Adaptec*                                                 4,700            37
Adobe Systems                                           14,400           345
ADTRAN                                                   1,600            31
Aeroflex*                                               11,500           127
Affiliated Computer Services, Cl A*                      3,300           269
Alliance Semiconductor*                                  6,200            45
Amdocs*                                                  1,400            37
Analog Devices*                                         22,800           746
Anaren Microwave*                                        4,300            70
Applied Materials*                                      35,786         1,018
Arrow Electronics*                                       3,000            63
Ascential Software*                                     23,000            76
Atmel*                                                   8,800            59
ATMI*                                                    1,400            22
Avnet                                                    3,300            60
Axciom*                                                 21,400           201
BEA Systems*                                            45,640           438
Benchmark Electronics*                                   8,900           147
Black Box*                                                 800            34
Brooks Automation*                                         800            21
Cadence Design Systems*                                  7,900           132
Check Point Software Technologies*                      14,350           316
Cisco Systems*                                          79,410           967
Coherent*                                                6,600           187
Compaq Computers                                       106,900           888
Computer Sciences*                                      15,200           504
Compuware*                                               7,200            60
Comverse Technology*                                     6,100           125
Concurrent Computers*                                   17,000           154
Corinthian Colleges*                                     5,100           172
Corning                                                 20,200           178
Cree*                                                    4,500            67
Cypress Semiconductor*                                   4,400            65
Dell Computer*                                          88,810         1,646
Dendrite International*                                  5,800            46
Diebold                                                  2,200            84
DSP Group*                                               3,200            64
DuPont Photomasks*                                       4,000           111
E.Piphany*                                              11,600            49
Eclipsys*                                                6,700            89
Elantec Semiconductor*                                   1,300            30
Electronic Data Systems                                 21,400         1,176
Electronic Arts*                                         4,800           219
EMC*                                                    19,260           226
Entegris*                                               17,800           141
Enterasys Networks*                                     11,700            75
Ericsson                                                80,600           281
Exar*                                                   80,700         1,396
Fisher Scientific*                                       5,500           140
Flextronics International*                              23,700           392
Harmonic Lightwaves*                                     8,600            70
Harris                                                   2,600            83
Inforte*                                                 7,400            74
Integrated Circuit Systems*                              5,300            68
Integrated Device Technology*                            9,100           183
Intel                                                  189,280         3,869
International Rectifier*                                   400            11
Intersil*                                                1,700            47
IBM                                                     13,300         1,228
IXYS*                                                   13,100            78

The accompanying notes are an integral part of the financial statements.


(62      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
JDS Uniphase*                                           15,300       $    97
Juniper Networks*                                       20,360           197
Keane*                                                   2,100            29
KLA Tencor*                                             12,500           395
Lexmark International Group, Cl A*                       4,700           210
Linear Technology                                       12,680           416
Mercury Interactive*                                     6,800           129
Mettler-Toledo International*                            3,300           139
Micrel*                                                  2,600            52
Microchip Technology*                                    3,800           102
Micron Technology*                                      56,680         1,067
Microsoft*                                             150,765         7,715
Millipore                                                6,650           352
Motorola                                                42,300           660
Network Appliance*                                      30,100           205
Nokia, ADR Cl A                                         62,520           978
Nortel Networks                                         89,260           501
Novellus Systems*                                       10,200           291
Nvidia*                                                  4,400           121
Oracle Systems*                                        103,560         1,303
PeopleSoft*                                              8,900           161
Photronics*                                              9,800           181
Plexus*                                                  1,300            31
PMC - Sierra*                                           10,900           112
Polycom*                                                 8,900           217
Powerware Technologies*                                  1,700            20
QUALCOMM*                                               31,510         1,498
Rational Software*                                       7,300            63
Retek*                                                   3,200            40
RF Micro Devices*                                        3,100            51
SCI Systems*                                            27,300           491
Seachange International*                                 4,100            72
Secure Computing*                                        5,400            53
Semtech*                                                 1,900            54
Siebel Systems*                                         27,530           358
Speechworks International*                               7,600            37
Stellent*                                                2,800            40
Sun Microsystems*                                      106,990           885
SunGard Data Systems*                                   76,200         1,781
Symantec*                                                2,400            83
Synopsys*                                                2,200            88
Take-Two Interactive Software*                           7,100            50
Tech Data*                                               1,600            61
Texas Instruments                                       71,140         1,777
THQ*                                                     1,300            56
Three Five Systems*                                      2,100            33
TranSwitch*                                             13,300            41
TriQuint Semiconductor*                                 11,200           179
Ultratech Stepper*                                       3,500            42
VERITAS Software*                                       19,595           361
Virata*                                                  8,600            86
Vitria Technology*                                      17,000            35
Waters*                                                  3,500           125
Xcare.net*                                               1,800            22
Xilinx*                                                 16,360           385
Zoran*                                                   2,700            65
                                                                    --------
                                                                      44,637
                                                                    --------
MATERIALS - 1.2%
Alcoa                                                   25,000           775
Aracruz Celulose SA                                      8,100           120
Cabot                                                    1,500            60
Dow Chemical                                            38,800         1,271
Ferro                                                    4,400           102

BALANCED FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Georgia Gulf                                             3,200       $    51
International Paper                                     23,400           814
Martin Marietta Materials                                1,500            59
Massey Energy                                            4,300            63
OM Group                                                 1,500            83
Pharmacia                                               18,925           721
Praxair                                                 46,000         1,932
Sigma-Aldrich                                            1,000            45
Vulcan Materials                                        13,100           566
Weyerhaeuser                                            10,600           516
                                                                    --------
                                                                       7,178
                                                                    --------
TELECOMMUNICATION SERVICES - 3.0%
Airgate PCS*                                             6,350           282
Alamosa Holdings*                                        7,050            98
ALLTEL*                                                 20,700         1,200
Asia Global Crossing*                                   40,900            92
AT&T                                                    38,300           739
Bell South                                              28,400         1,180
Broadwing*                                              15,300           246
Global Crossing*                                        35,700            64
Nextel Communications, Cl A*                            83,700           723
Qwest Communications                                    81,330         1,358
SBC Communications                                      66,963         3,155
Sprint (PCS Group)*                                     81,820         2,151
Time Warner Telecommunications, Cl A*                    4,740            34
Verizon Communications                                  59,032         3,194
Western Wireless, Cl A*                                  1,700            57
Williams Communications Group*                          43,900            52
WorldCom - MCI Group*                                    1,329            20
WorldCom*                                              195,311         2,940
XO Communications*                                      56,900            23
                                                                    --------
                                                                      17,608
                                                                    --------
UTILITIES - 2.4%
AGL Resources                                            1,700            34
American Water Works                                     3,100           122
Aquila*                                                  8,500           185
Calpine*                                                90,400         2,066
Constellation Energy                                    31,000           750
DPL                                                      2,400            58
Duke Power                                              42,100         1,593
Dynegy                                                  22,600           783
El Paso                                                 41,600         1,728
Energy East                                              3,700            74
Enron                                                   67,300         1,833
Exelon                                                  27,500         1,227
FPL Group                                                9,500           509
Hawaiian Electric Industries                             1,100            43
National Fuel Gas                                        2,200            51
Northeast Utilities                                      4,500            84
NSTAR                                                    1,700            71
Potomac Electric Power                                   2,800            61
Public Service Company of New Mexico                     1,400            35
Reliant Resources*                                     161,300         2,608
SCANA                                                    3,500            89
TECO Energy                                              4,600           125
UtiliCorp United                                         1,300            36
The Williams Companies                                  10,600           289
                                                                    --------
                                                                      14,454
                                                                    --------
TOTAL COMMON STOCKS                                                  316,904
                                                                    --------
CONVERTIBLE PREFERRED STOCK - 0.0%
Enron                                                   10,000           266
                                                                    --------
TOTAL CONVERTIBLE PREFERRED STOCK                                        266
                                                                    --------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      63)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
CORPORATE OBLIGATIONS - 19.7%
ENERGY - 1.1%
Ashland
   7.900%, 08/05/06                             $  250        $   273
Atlantic Richfield
   8.500%, 04/01/12                                300            367
Consolidated Natural Gas
   7.250%, 10/01/04                              3,000          3,192
Dynegy
   7.450%, 07/15/06                              1,200          1,301
Enron
   7.625%, 09/10/04                                 50             54
Enron
   6.400%, 07/15/06                                500            516
Enserch
   6.250%, 01/01/03                                500            512
                                                              -------
                                                                6,215
                                                              -------
FINANCIALS - 9.6%
ABN AMRO Bank
   7.250%, 05/31/05                              1,250          1,350
Allstate
   7.200%, 12/01/09                                500            531
Associates Corporation of North America
   7.500%, 04/15/02                                150            153
   7.950%, 02/15/10                              2,500          2,775
Banco Santander Chile
   6.500%, 11/01/05                                475            489
Bank of America
   7.750%, 07/15/02                                350            363
   9.200%, 05/15/03                                185            202
   7.875%, 05/16/05                                500            552
   7.125%, 09/15/06                              2,000          2,177
Bank of Boston
   6.625%, 02/01/04                                925            977
Bank of New York
   7.875%, 11/15/02                                150            158
Bank of Oklahoma
   7.125%, 08/15/07                                300            311
Bank One
   6.875%, 08/01/06                                550            586
Bankers Trust
   8.125%, 05/15/02                              1,275          1,313
   7.500%, 11/15/15                                200            216
Bear Stearns
   6.450%, 08/01/02                                250            256
CIGNA
   7.400%, 01/15/03                              2,825          2,941
CIT Group
   5.570%, 12/08/03                                950            977
Citibank Credit Card
   Zero Coupon Bond, 08/15/06                    1,000            881
Citicorp
   9.500%, 02/01/02                                100            102
Citigroup
   9.500%, 03/01/02                              1,000          1,026
Compass Bancshares
   8.375%, 09/15/04                                400            437
Credit Suisse First Boston
   5.875%, 08/01/06                              1,500          1,537
Donaldson Lufkin Jenrett
   6.000%, 12/01/01                              1,000          1,005
   5.875%, 04/01/02                                200            202
   6.875%, 11/01/05                                800            854

BALANCED FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Dresdner Bank - New York
   7.250%, 09/15/15                             $  800         $  846
First Bank
   6.625%, 05/15/03                                975          1,021
First Union National Bank
   7.875%, 02/15/10                              1,000          1,111
Goldman Sachs
   6.250%, 02/01/03                              1,900          1,954
Hartford Financial Services
   6.375%, 11/01/08                                205            206
Heller Financial
   8.000%, 06/15/05                                170            188
Household Finance
   8.000%, 05/09/05                              1,000          1,093
Household Netherlands
   6.200%, 12/01/03                                125            130
International Lease Financing
   8.375%, 12/15/04                                250            280
Key Bank
   7.000%, 02/01/11                              2,000          2,079
KeyCorp
   8.000%, 07/01/04                                730            791
Lehman Brothers Holdings
   8.750%, 05/15/02                                350            361
   6.500%, 10/01/02                              1,000          1,028
   7.800%, 07/07/05                                500            539
   7.500%, 09/01/06                                375            404
   7.875%, 08/15/10                              2,000          2,172
   8.500%, 08/01/15                                500            564
Merrill Lynch
   8.300%, 11/01/02                                225            236
   6.250%, 10/15/08                                200            204
   7.150%, 07/30/12, Callable 7/30/02 @ 100      1,100          1,125
   6.875%, 11/15/18                                925            931
Morgan Stanley Dean Witter
   8.875%, 10/15/01                                300            301
   5.625%, 01/20/04                                500            516
National Bank
   8.875%, 11/01/13                                250            308
National Westminster Bancorp
   9.375%, 11/15/03                                300            335
NCNB
   10.200%, 07/15/15                               750            974
Paine Webber Group
   7.750%, 09/01/02                                200            208
   7.875%, 02/15/03                                500            527
   8.875%, 03/15/05                                500            557
Principal Financial Group Australia 144A
   8.200%, 08/15/09                              1,800          2,012
Salomon
   7.500%, 02/01/03                                409            430
   6.750%, 02/15/03                                575            600
   7.000%, 06/15/03                                277            292
Salomon Smith Barney Holdings
   6.875%, 06/15/05                                700            741
   5.875%, 03/15/06                              1,500          1,542
Standard Federal Bancorp
   7.750%, 07/17/06                                250            273
USF&G
   7.125%, 06/01/05                                350            372
Wachovia
   6.605%, 10/01/25                              3,500          3,691

The accompanying notes are an integral part of the financial statements.


(64      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Washington Mutual
   7.500%, 08/15/06                             $  250         $  275
Wells Fargo Financial
   6.625%, 07/15/04                              1,200          1,281
Westdeutsche
   6.750%, 06/15/05                                400            427
   6.050%, 01/15/09                                900            909
Wharf Capital International
   8.875%, 11/01/04                                325            359
Zurich Capital Trust 144A,
 Callable 06/01/07 @ 104.19
   8.376%, 06/01/37                                365            358
                                                              -------
                                                               56,922
                                                              -------
GOVERNMENT AGENCY - 2.4%
FHLB
   5.375%, 05/15/06                              1,500          1,563
FHLMC
   5.950%, 01/19/06                              1,000          1,064
   5.750%, 04/15/08                              2,000          2,103
   6.625%, 09/15/09                              2,950          3,245
FNMA
   5.125%, 02/13/04                              1,000          1,039
   6.500%, 08/15/04                                500            539
   7.125%, 02/15/05                                250            277
   6.400%, 09/27/05                                500            542
   7.125%, 03/15/07                              2,000          2,257
   5.250%, 01/15/09                                500            510
   6.375%, 06/15/09                              1,000          1,087
   6.930%, 09/17/12                                250            267
                                                              -------
                                                               14,493
                                                              -------
MANUFACTURING - 2.3%
Boeing
   7.250%, 06/15/25                              2,250          2,205
Dow Chemical
   7.600%, 01/02/02                                 12             12
Ford Motor
   6.375%, 02/01/29                                250            203
Ford Motor Credit
   6.110%, 12/28/01                                200            201
   6.700%, 07/16/04                              1,000          1,029
   5.800%, 01/12/09                              3,000          2,812
General Motors Acceptance
   6.150%, 04/05/07                              3,000          2,997
General Motors Global Bond
   6.750%, 05/01/28                                750            658
Georgia-Pacific
   9.500%, 12/01/11                                300            326
   9.875%, 11/01/21                                300            314
   9.500%, 05/15/22                                100            103
Tenneco Packaging
   7.950%, 12/15//25                               425            394
TRW
   8.750%, 05/15/06                              1,000          1,094
   6.300%, 05/15/08                              1,000          1,001
                                                              -------
                                                               13,349
                                                              -------
SERVICE - 2.2%
Comcast Cable
   7.125%, 06/15/13                                750            777
Continental Cablevision
   8.875%, 09/15/05                                350            395

BALANCED FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Continental Cablevision,
 Callable 08/01/05 @ 104.75
   9.500%, 08/01/13                             $1,000         $1,164
Dayton Hudson
   5.875%, 11/01/08                              3,000          2,999
Duty Free International
   7.000%, 01/15/04                              1,225          1,283
Fred Meyer
   7.450%, 03/01/08                                500            541
May Department Store
   7.900%, 10/15/07                              1,000          1,107
   9.875%, 06/15/21, Callable 10/09/01
   @ 104.56                                        300            315
News America Holdings
   10.125%, 10/15/12                               300            331
J.C. Penney
   9.750%, 06/15/21                                625            572
   8.250%, 08/15/22, Callable 8/15/02
   @ 103.87                                        500            418
Time Warner
   8.875%, 10/01/12                              2,025          2,360
Walt Disney
   5.250%, 11/10/03                              1,000          1,015
                                                              -------
                                                               13,277
                                                              -------
TRANSPORTATION - 0.6%
Air 2 Us
   10.127%, 10/01/20                               500            519
America West Airlines
   8.540%, 01/02/06                                439            447
   7.930%, 01/02/19                                634            591
Continental Airlines
   6.800%, 07/02/07                                167            162
FedEx
   9.650%, 06/15/12                                680            743
Northwest Airlines
   6.810%, 02/01/20                                940            882
Stagecoach Holdings
   8.625%, 11/15/09                                500            487
                                                              -------
                                                                3,831
                                                              -------
UTILITIES - 1.5%
British Telecommunications
   8.375%, 12/15/10                                150            165
CE Generation
   7.416%, 12/15/18                                958            874
Commonwealth Edison
   9.875%, 06/15/20                                900            996
Conectiv
   6.730%, 06/01/06                                225            235
FPL Group Capital
   7.625%, 09/15/06                                150            166
France Telecom
   7.750%, 03/01/11                                150            158
GTE South
   6.125%, 06/15/07                              2,000          2,096
Metronet Communications,
 Callable 6/15/03 @ 104.97, Step Coupon
   9.950%, 06/15/08                                300            141
ONEOK
   7.750%, 08/15/06                                125            137
PP&L Capital Funding
   8.375%, 06/15/07                                500            555
PSI Energy
   7.850%, 10/15/07                                750            820


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      65)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Rochester Telephone
   9.000%, 08/15/21                             $  400       $    265
US West Communications
   8.875%, 06/01/31                                575            614
Utilicorp United
   7.000%, 07/15/04                                350            365
Worldcom
   7.875%, 05/15/03                              1,000          1,046
                                                             --------
                                                                8,633
                                                             --------
TOTAL CORPORATE OBLIGATIONS                                   116,720
                                                             --------
MORTGAGE-BACKED OBLIGATIONS - 7.1%
U.S GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES - 5.3%
FHLB
   6.875%, 08/15/03                              1,000          1,066
   6.250%, 08/13/04                              3,000          3,227
FHLMC
   6.500%, 04/01/08                                176            184
   7.000%, 04/01/08                                127            133
   5.500%, 03/01/13                                864            874
FHLMC GOLD POOL #G01091
   7.000%, 12/01/29                              3,118          3,228
FHLMC GOLD POOL #G11006
   6.000%, 03/01/15                              3,177          3,248
FNMA
   6.000%, 03/01/16                              2,800          2,857
FNMA POOL # 424411
   5.500%, 03/01/06                              1,918          1,966
FNMA POOL #323681
   7.000%, 04/01/29                              1,518          1,570
FNMA POOL #323715
   6.000%, 05/01/29                              3,476          3,481
FNMA POOL #535006
   7.000%, 11/01/14                              2,261          2,355
GNMA POOL #506639
   7.000%, 04/15/29                              2,274          2,355
GNMA POOL #455516X
   7.500%, 09/15/27                                240            251
FHLMC GOLD #00960
   5.500%, 03/01/16                              3,375          3,381
GNMA
   6.000%, 03/01/03                                104            105
GNMA POOL #447728
   7.500%, 06/15/27                                213            223
GNMA II
   6.500%, 10/20/10                                199            208
Federal Farm Credit Bank Medium Term
 Note 5.750%, 09/01/05                             500            528
                                                             --------
                                                               31,240
                                                             --------
CMO MORTGAGE-BACKED
 OBLIGATIONS - 1.8%
FHLMC 1136, Cl H
   6.000%, 09/15/21                                238            246
FHLMC CMO 1606 H
   6.000%, 11/15/08                              3,150          3,279
FHLMC Series 1201, Cl E
   7.400%, 12/15/21                                156            161
FHLMC Series 85, Cl C
   8.600%, 01/15/21                                185            202

BALANCED FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
FNMA 1990-105, Cl J
   6.500%, 09/25/20                             $  160        $   167
FNMA 1990-89, Cl K
   6.500%, 07/25/20                                 32             34
FNMA 1993-210
   6.500%, 04/25/23                                750            791
FNMA 1996-21
   6.000%, 02/25/11                                333            348
FNMA 1993-50
   5.500%, 10/25/22                              5,000          5,035
FNMA CMO 1990-63, Cl H
   9.500%, 06/25/20                                173            193
FNMA GTD REMIC 1989-2, Cl D
   8.800%, 01/25/19                                 30             32
FNMA REMIC TR 1989-37
   8.000%, 07/25/19                                179            196
FNMA Series 1990-30
   6.500%, 03/25/20                                155            162
GNMA Series 3, Class F
   6.500%, 06/17/20                                 46             48
                                                             --------
                                                               10,894
                                                             --------
MORTGAGE BACKED VARIABLE RATE
 OBLIGATIONS - 0.0%
FNMA POOL #70009
   7.338%, 04/01/18                                166            168
                                                             --------
TOTAL MORTGAGE-BACKED OBLIGATIONS                              42,302
                                                             --------
U.S. TREASURY OBLIGATIONS - 14.4%
U.S. Treasury Bond
   6.000%, 08/15/09                              7,800          8,580
   9.25%, 02/15/16                              18,285         25,716
   7.500%, 11/15/16                              1,000          1,230
   8.125%, 05/15/21                              1,000          1,325
   8.125%, 08/15/21                              1,000          1,327
   8.000%, 11/15/21                             14,600         18,874
   7.125%, 02/15/23                              3,000          3,629
   6.875%, 08/15/25                              4,000          4,742
U.S. Treasury Note
   7.250%,08/15/04                               2,250          2,492
   6.875%, 05/15/06                              2,000          2,253
   6.625%, 05/15/07                              3,700          4,166
U.S. Treasury Bond Strip Prin Pmt
   0%, 11/15/04                                 10,280          9,198
   0%, 08/15/05                                  2,000          1,726
                                                             --------
TOTAL U.S. TREASURY OBLIGATIONS                                85,258
                                                             --------
PRIVATE CMO MORTGAGE-BACKED
 SECURITIES - 0.6%
FIXED RATE
General Electric Capital Mortgage
 1994-17A6
   7.000%, 5/25/24                               2,675          2,863
Merrill Lynch Mortgage Investors
   6.310%, 11/15/26                              1,031          1,069
                                                             --------
TOTAL PRIVATE CMO MORTGAGE-BACKED SECURITIES                    3,932
                                                             --------

ASSET-BACKED SECURITIES - 1.5%
AUTOS - 1.0%
 Chase Manhattan Auto Owner Trust
   6.600%, 03/15/02                                 47             47
Ford Credit Auto Owner
   5.120%, 10/15/04                              2,500          2,570

The accompanying notes are an integral part of the financial statements.


(66      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                           PAR (000)/SHARES    VALUE (000)
---------------------------------------------------------------------
Halt 1999-A Cl A5
   6.650%, 07/15/05                           $    500        $   511
Union Acceptance 98-B-A5
   6.020%, 01/09/06                              3,000          3,109
                                                             --------
                                                                6,237
                                                             --------
HOME EQUITY - 0.5%
Contimortgage 1997-5 Cl A5
   6.630%, 12/15/20                                700            727
Contimortgage
   7.120%, 08/15/28                                424            442
GE Capital Mortgage Services
   7.300%, 02/25/25                                200            205
Green Tree Financial
   7.120%, 04/15/27                                196            203
Saxon Asset Securities 1998
   7.325%, 01/25/12                                759            774
                                                             --------
                                                                3,078
                                                             --------
TOTAL ASSET-BACKED SECURITIES                                   9,315
                                                             --------
CONVERTIBLE CORPORATE BONDS - 0.1%
Charter Communications
   4.750%, 06/01/06                                157            118
Ciena
   3.750%, 02/01/08                                120             71
Corning
   0.000%, 11/08/15                                260            144
                                                             --------
TOTAL CORPORATE CONVERTIBLE BONDS                                 333
                                                             --------
U.S. GOVERNMENT AGENCY BACKED
 OBLIGATIONS - 1.4%
YANKEE OBLIGATIONS - 0.7%
Ford Capital BV
   9.875%, 05/15/02                                325            335
   9.500%, 06/01/10                                150            172
Norsk Hydro
   9.000%, 04/15/12                                400            481
Newcourt Credit
   6.875%, 02/16/05                              3,000          3,185
                                                             --------
                                                                4,173
                                                             --------
INTERNATIONAL/YANKEE - 0.7%
Hydro-Quebec
   11.750%, 02/01/12                               350            510
Hydron-Quebec, Callable 01/15/03 @ 100
   9.750%, 01/15/18                                500            532
Korea Electric Power
   7.750%, 04/01/13                                290            311
   6.750%, 08/01/27                                200            209
Kingdom of Sweden
   11.125%, 06/01/15                               150            206
Midland Bank
   6.950%, 03/15/11                                950            985
TransCanada Pipelines
   9.125%, 04/20/06                              1,000          1,146
                                                             --------
                                                                3,899
                                                             --------
TOTAL U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS                 8,072
                                                             --------
FOREIGN GOVERNMENT BOND - 0.0%
Israel Trust
   9.250%, 11/15/01 (A)                             36             37
                                                             --------
TOTAL FOREIGN GOVERNMENT BOND                                      37
                                                             --------
MONEY MARKET FUNDS - 0.6%
SHORT TERM MONEY MARKET FUND - 0.1%
Lindner Government Money Market Fund           850,000            850
                                                             --------

BALANCED FUND (CONCLUDED)

DESCRIPTION                                     SHARES    VALUE (000)
---------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.5%
First American Prime Obligations Fund (B)    2,796,996       $  2,797
                                                             --------
TOTAL MONEY MARKET FUNDS                                        3,647
                                                             --------
TOTAL INVESTMENTS - 98.9%
   (Cost $590,682)                                            586,059
                                                             --------
OTHER ASSETS AND LIABILITIES, NET - 1.1% (C)                    6,542
                                                             --------
NET ASSETS:
Portfolio capital                                            $645,487
Undistributed net investment income                               418
Accumulated net realized loss on investments                  (48,681)
Net unrealized depreciation of investments                     (4,623)
                                                             --------
TOTAL NET ASSETS - 100.0%                                    $592,601
                                                             --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $127,589,370 and 13,424,418 shares
 of capital stock issued and outstanding) (G)                $   9.50
Maximum sales charge of 5.50%                                    0.55
                                                             --------
Offering price per share (D)                                 $  10.05
                                                             --------
CLASS B:
Net asset value and offering price per share
 (net assets of $47,150,082 and 4,994,827 shares
 of capital stock issued and outstanding) (E)(G)             $   9.44
                                                             --------
CLASS C:
Net asset value per share (net assets of $2,351,099
 and 247,870 shares of capital stock issued and
 outstanding) (E)(G)                                         $   9.49
Maximum sales charge of 1.00%                                    0.10
                                                             --------
Offering price per share (F)                                 $   9.59
                                                             --------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $39,527,170 and
 4,160,114 shares of capital stock issued and
 outstanding) (G)                                            $   9.50
                                                             --------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $375,983,024 and
 39,462,084 shares of capital stock issued and
 outstanding) (G)                                            $   9.53
                                                             --------

*Non-income producing security

(A)Security is guaranteed by the U.S. Government.

(B)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 218,635
     Payable upon return of securities loaned              $(218,635)

(D)The offering price is calculated by dividing the net assets value by 1 minus the maximum sales charge of 5.50%.

(E)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)The offering price is calculated by dividing the net assets value by 1 minus the maximum sales charge of 1.00%.

(G)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     67)

STATEMENTS OF OPERATIONS in thousands

                                                             LARGE CAP     LARGE CAP                  LARGE CAP
                                                           GROWTH FUND    VALUE FUND                  CORE FUND
                                                          ------------   -----------    -----------------------
                                                               10/1/00       10/1/00       11/1/00      11/1/99
                                                                    to            to            to           to
                                                               9/30/01       9/30/01       9/30/01     10/31/00
-------------------------------------------------------   ------------   -----------    ----------    ---------
INVESTMENT INCOME:
Interest                                                     $   2,139     $   2,788     $   1,826    $   1,302
Dividends                                                        4,978        22,361         2,564        1,929
Less: Foreign taxes withheld                                       (17)          (98)           (2)          --
Securities lending                                                 296           291            43           --
-------------------------------------------------------      ---------     ---------     ---------    ---------
TOTAL INVESTMENT INCOME                                          7,396        25,342         4,431        3,231
=======================================================      =========     =========     =========    =========
EXPENSES:
Investment advisory fees                                         6,989         9,205         2,899        2,836
Administrator and fund accounting fees                           1,127         1,484           516          479
Transfer agent fees                                                368           574           160           74
Custodian fees                                                     299           394            51           69
Directors' fees                                                     10            13             2            7
Registration fees                                                   10            13            46           58
Professional fees                                                   30            40            49           44
Printing                                                            60            79            75           37
Other                                                               15            21             9            7
Distribution and shareholder servicing fees - Class A              346           306           105          129
Distribution and shareholder servicing fees - Class B              260           467            29           13
Shareholder servicing fees - Fund level                             --            --            --           --
Shareholder servicing fees - Class S                                --            --             8           --
Distribution fees - Class C                                        164            93            --           --
-------------------------------------------------------      ---------     ---------     ---------    ---------
TOTAL EXPENSES                                                   9,678        12,689         3,949        3,753
=======================================================      =========     =========     =========    =========
Less: Waiver of expenses                                          (925)       (1,297)         (169)         (22)
-------------------------------------------------------      ---------     ---------     ---------    ---------
TOTAL NET EXPENSES                                               8,753        11,392         3,780        3,731
=======================================================      =========     =========     =========    =========
Investment income (loss) - net                                  (1,357)       13,950           651         (500)
-------------------------------------------------------      ---------     ---------     ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
WRITTEN - NET:
Net realized gain (loss) on investments                        (48,470)      (16,926)      (34,753)      43,914
Net realized gain on options written                                --            --            --           --
Net change in unrealized appreciation or depreciation
 of investments                                               (668,727)     (171,917)     (145,446)      25,284
Net change in unrealized appreciation or depreciation
 of options written                                                 --            --            --           --
-------------------------------------------------------      ---------     ---------     ---------    ---------
NET GAIN (LOSS) ON INVESTMENTS                                (717,197)     (188,843)     (180,199)      69,198
=======================================================      =========     =========     =========    =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                             $(718,554)    $(174,893)    $(179,548)   $  68,698
=======================================================      =========     =========     =========    =========

The accompanying notes are an integral part of the financial statements.


(68     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

              GROWTH &                  RELATIVE                   CAPITAL       EQUITY                  BALANCED
           INCOME FUND                VALUE FUND               GROWTH FUND  INCOME FUND                      FUND
----------------------    ----------------------    ----------------------  -----------    ----------------------
  11/1/00      11/1/99      11/1/00      12/1/99      11/1/00      12/1/99      10/1/00      11/1/00      11/1/99
       to           to           to           to           to           to           to           to           to
  9/30/01     10/31/00      9/30/01     10/31/00      9/30/01     10/31/00      9/30/01      9/30/01     10/31/00
---------    ---------    ---------    ---------    ---------    ---------  -----------    ---------    ---------

$   2,372    $   1,649    $     334    $     962    $     440    $     714    $     743    $   6,964    $   5,922
    9,307        8,945        8,900        9,391        1,663        2,261        8,005          981          738
       (8)          --          (83)          --           (4)          --           --           --           --
       68           --           --           --           24           --           52           45            5
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   11,739       10,594        9,151       10,353        2,125        2,975        8,800        7,990        6,665
=========    =========    =========    =========    =========    =========    =========    =========    =========

    5,763        5,295        3,332        3,692        2,261        2,271        2,085        1,874        1,735
      962          855          572          651          349          413          327          382          340
      361          190          211          143          212           91          137          117           74
       79          113           41          123           32           76           89           46          106
        1            8            9            6            9            6            3            3            8
       46           53           39           28           51           31            3           68           37
       31           45           52           15           53           17            9           51           45
      153          105           76           43          102           41           18           68           37
       10           13           12           11            8           36           15            5            6
      430          461           88          112           11            1           57          133          135
      108           27          122           36          600          235          109           55           13
       --           --           --        1,230           --          758           --           --           --
      117           --           19           --            8           --           --           86           --
       --           --           --           --           --           --           43           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
    8,061        7,165        4,573        6,090        3,696        3,976        2,895        2,888        2,536
=========    =========    =========    =========    =========    =========    =========    =========    =========
     (221)         (41)         (48)        (498)        (304)        (303)        (458)        (167)        (144)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
    7,840        7,124        4,525        5,592        3,392        3,673        2,437        2,721        2,392
=========    =========    =========    =========    =========    =========    =========    =========    =========
    3,899        3,470        4,626        4,761       (1,267)        (698)       6,363        5,269        4,273
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------



  (20,431)      85,495        6,186        4,418      (13,666)       8,295       34,974      (27,742)      32,738
       --           --           --           --          653          721           --           --           --

 (225,024)      (5,442)     (87,060)      (8,477)    (128,509)      16,005      (48,968)      (9,744)       5,378

       --           --           --           --          (32)          --           --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
 (245,455)      80,053      (80,874)      (4,059)    (141,554)      25,021      (13,994)     (37,486)      38,116
=========    =========    =========    =========    =========    =========    =========    =========    =========

$(241,556)   $  83,523    $ (76,248)   $     702    $(142,821)   $  24,323    $  (7,631)   $ (32,217)   $  42,389
=========    =========    =========    =========    =========    =========    =========    =========    =========


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      69)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                               LARGE CAP                  LARGE CAP
                                                                                             GROWTH FUND                 VALUE FUND
                                                                               -------------------------  -------------------------
                                                                                    10/1/00      10/1/99       10/1/00      10/1/99
                                                                                         to           to            to           to
                                                                                    9/30/01      9/30/00       9/30/01      9/30/00
                                                                               ------------  -----------  ------------  -----------
OPERATIONS:
Investment income (loss) - net                                                   $   (1,357)  $   (3,407)   $   13,950   $   15,073
Net realized gain (loss) on investments                                             (48,470)     134,538       (16,926)     118,158
Net realized gain (loss) on options written                                              --           --            --           --
Net change in unrealized appreciation or depreciation of investments               (668,727)     136,297      (171,917)    (101,122)
Net change in unrealized appreciation or depreciation of options written                 --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Net increase (decrease) in net assets resulting from operations                    (718,554)     267,428      (174,893)      32,109
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                                                --           --        (1,040)      (1,273)
  Class B                                                                                --           --          (101)        (145)
  Class C                                                                                --           --           (19)          (9)
  Class S                                                                                --           --            --           --
  Class Y                                                                                --           --       (12,725)     (13,263)
Net realized gain on investments (4):
  Class A                                                                           (19,676)     (25,025)      (12,851)     (20,882)
  Class B                                                                            (3,619)      (3,205)       (4,647)      (7,299)
  Class C                                                                            (1,789)        (192)         (613)        (187)
  Class Y                                                                          (105,864)    (130,098)     (109,515)    (156,215)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Total distributions                                                                (130,948)    (158,520)     (141,511)    (199,273)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                34,551       48,259        17,226       32,480
  Reinvestment of distributions                                                      18,276       23,087        13,117       20,538
  Payments for redemptions                                                          (54,251)     (47,999)      (44,963)     (71,108)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                           --           --            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase (decrease) in net assets from Class A transactions                          (1,424)      23,347       (14,620)     (18,090)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Class B
  Proceeds from sales                                                                 5,614       17,153         3,257        4,965
  Reinvestment of distributions                                                       3,526        3,127         4,693        7,337
  Payments for redemptions                                                           (4,613)      (5,162)       (8,196)     (16,836)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                           --           --            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase (decrease) in net assets from Class B transactions                           4,527       15,118          (246)      (4,534)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Class C
  Proceeds from sales                                                                11,240       16,991         7,663        5,590
  Reinvestment of distributions                                                       1,780          192           632          190
  Payments for redemptions                                                           (3,632)        (420)       (2,374)        (399)
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase in net assets from Class C transactions                                      9,388       16,763         5,921        5,381
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Class S(2)
  Proceeds from sales                                                                    --           --            --           --
  Reinvestment of distributions                                                          --           --            --           --
  Payments for redemptions                                                               --           --            --           --
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                           --           --            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase in net assets from Class S transactions                                         --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Class Y(2)
  Proceeds from sales                                                               327,720      282,229       269,455      354,191
  Reinvestment of distributions                                                      51,487       43,249        87,684      101,147
  Payments for redemptions                                                         (205,925)    (168,652)     (300,433)    (473,352)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                           --           --            --           --
  Shares issued in connection with the acquisition of the
   Santa Monica Common Trust Fund assets                                                 --       10,581            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase (decrease) in net assets from Class Y transactions                         173,282      167,407        56,706      (18,014)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase (decrease) in net assets from capital share transactions                   185,773      222,635        47,761      (35,257)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Total increase (decrease) in net assets                                            (663,729)     331,543      (268,643)    (202,421)
NET ASSETS AT BEGINNING OF PERIOD                                                 1,374,488    1,042,945     1,381,146    1,583,567
==============================================================================   ==========   ==========    ==========   ==========
NET ASSETS AT END OF PERIOD                                                      $  710,759   $1,374,488    $1,112,503   $1,381,146
==============================================================================   ==========   ==========    ==========   ==========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                         $       --   $       --    $      350   $      383
==============================================================================   ==========   ==========    ==========   ==========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                              LARGE CAP
                                                                                                              CORE FUND
                                                                                 --------------------------------------
                                                                                    11/1/00       11/1/99       11/1/98
                                                                                         to            to            to
                                                                                    9/30/01      10/31/00      10/31/99
                                                                                 ----------    ----------    ----------
OPERATIONS:
Investment income (loss) - net                                                   $      651    $     (500)   $     (302)
Net realized gain (loss) on investments                                             (34,753)       43,914        18,890
Net realized gain (loss) on options written                                              --            --            --
Net change in unrealized appreciation or depreciation of investments               (145,446)       25,284        25,991
Net change in unrealized appreciation or depreciation of options written                 --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Net increase (decrease) in net assets resulting from operations                    (179,548)       68,698        44,579
------------------------------------------------------------------------------   ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                                                (1)           --           (28)
  Class B                                                                                --            --            --
  Class C                                                                                --            --            --
  Class S                                                                                --            --            --
  Class Y                                                                                --            --          (237)
Net realized gain on investments (4):
  Class A                                                                            (5,730)       (2,451)       (4,421)
  Class B                                                                              (180)          (42)           --
  Class C                                                                                --            --            --
  Class Y                                                                           (37,412)      (15,710)      (23,343)
------------------------------------------------------------------------------   ----------    ----------    ----------
Total distributions                                                                 (43,323)      (18,203)      (28,029)
------------------------------------------------------------------------------   ----------    ----------    ----------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                 4,047        11,023        13,457
  Reinvestment of distributions                                                       5,442         2,404         4,322
  Payments for redemptions                                                           (8,246)      (16,087)      (11,168)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                        7,198            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase (decrease) in net assets from Class A transactions                           8,441        (2,660)        6,611
------------------------------------------------------------------------------   ----------    ----------    ----------
Class B
  Proceeds from sales                                                                 1,354         1,376           745
  Reinvestment of distributions                                                         175            40            --
  Payments for redemptions                                                             (458)         (750)          (24)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                        1,949            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase (decrease) in net assets from Class B transactions                           3,020           666           721
------------------------------------------------------------------------------   ----------    ----------    ----------
Class C
  Proceeds from sales                                                                    --            --            --
  Reinvestment of distributions                                                          --            --            --
  Payments for redemptions                                                               --            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase in net assets from Class C transactions                                         --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Class S(2)
  Proceeds from sales                                                                 1,840            --            --
  Reinvestment of distributions                                                          --            --            --
  Payments for redemptions                                                           (1,949)           --            --
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                        4,274            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase in net assets from Class S transactions                                      4,165            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Class Y(2)
  Proceeds from sales                                                               184,099       265,505       204,039
  Reinvestment of distributions                                                      30,075        12,621        18,176
  Payments for redemptions                                                         (124,828)     (289,538)     (127,316)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                       82,317            --            --
  Shares issued in connection with the acquisition of the
   Santa Monica Common Trust Fund assets                                                 --            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase (decrease) in net assets from Class Y transactions                         171,663       (11,412)       94,899
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase (decrease) in net assets from capital share transactions                   187,289       (13,406)      102,231
------------------------------------------------------------------------------   ----------    ----------    ----------
Total increase (decrease) in net assets                                             (35,582)       37,089       118,781
NET ASSETS AT BEGINNING OF PERIOD                                                   391,881       354,792       236,011
==============================================================================   ==========    ==========    ==========
NET ASSETS AT END OF PERIOD                                                      $  356,299    $  391,881    $  354,792
==============================================================================   ==========    ==========    ==========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                         $      636    $       (5)   $       (4)
==============================================================================   ==========    ==========    ==========

(1)See Note 4 in the notes to the financial statements for additional information.
(2)On September 24, 2001, Institutional Class and Class Y of Large Cap Core Fund, Growth and Income Fund, Relative Value Fund and Capital Growth Fund were redesignated as Class Y and Class S, respectively.
(3)Includes distributions in excess of net investment income of $351 for the period ended September 30, 2001 for the Equity Income Fund.
(4)Includes distributions in excess of net realized gains of $10,903, $622, $459, $1,930, $381, and $1,019 for the period ended September 30, 2001 for the Large Cap Value, Large Cap Core, Growth & Income, Capital Growth, Equity Income and Balanced Funds, respectively.

The accompanying notes are an integral part of the financial statements.


(70      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                              GROWTH &                                  RELATIVE                                   CAPITAL
                           INCOME FUND                                VALUE FUND                               GROWTH FUND
--------------------------------------    --------------------------------------    --------------------------------------
   11/1/00       11/1/99       11/1/98       11/1/00       12/1/99       12/1/98       11/1/00       12/1/99       12/1/98
        to            to            to            to            to            to            to            to            to
   9/30/01      10/31/00      10/31/99       9/30/01      10/31/00      11/30/99       9/30/01      10/31/00      11/30/99
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$    3,899    $    3,470    $    6,818    $    4,626    $    4,761    $    3,714    $   (1,267)   $     (698)   $      212
   (20,431)       85,495        61,424         6,186         4,418          (704)      (13,666)        8,295        (1,646)
        --            --            --            --            --            --           653           721            --
  (225,024)       (5,442)       12,321       (87,060)       (8,477)       51,592      (128,509)       16,005        54,037
        --            --            --            --            --            --           (32)           --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
  (241,556)       83,523        80,563       (76,248)          702        54,602      (142,821)       24,323        52,603
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


      (622)         (443)       (1,524)         (320)         (347)         (307)           --            --           (67)
        (3)           --            (1)          (31)         (112)          (68)           --            --            --
        --            --            --            --            --            --            --            --            --
      (205)           --            --          (136)           --            --            --            --            --
    (3,426)       (2,544)       (5,308)       (4,523)       (4,550)       (3,536)           --            --          (397)

   (18,329)      (15,918)      (13,914)         (301)           --          (202)          (35)           --        (1,524)
      (381)         (174)           --          (110)           --           (33)       (2,742)           --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   (52,526)      (44,113)      (35,752)       (3,303)           --        (1,548)       (6,486)           --        (2,793)
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   (75,492)      (63,192)      (56,499)       (8,724)       (5,009)       (5,694)       (9,263)           --        (4,781)
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


    14,194        11,515        26,309         2,998         3,059         8,019        10,361         1,271            --
    18,343        16,227        15,257           607           338           500            33            --            --
   (30,893)      (43,862)      (44,599)       (6,427)      (14,897)      (10,113)         (555)          (51)           --

    39,469            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    41,113       (16,120)       (3,033)       (2,822)      (11,500)       (1,594)        9,839         1,220            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

     5,627         2,425         1,606         1,352         4,374         7,217         5,361        17,835        17,247
       382           172             1           141           111           100         2,706            --         1,586
    (2,558)         (557)          (36)       (2,499)       (3,112)       (1,894)      (20,732)      (15,602)      (10,956)

     8,272            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    11,723         2,040         1,571        (1,006)        1,373         5,423       (12,665)        2,233         7,877
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

        --            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

    20,079            --            --        39,284            --            --        15,649            --            --
       204            --            --           133            --            --            --            --            --
   (28,683)           --            --        (1,728)           --            --        (1,217)           --            --

    67,112            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    58,712            --            --        37,689            --            --        14,432            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   201,909       128,142       151,499        65,681       102,464       107,617        56,423        65,691        62,374
    47,547        39,852        34,560         4,955         2,986         3,686         3,588            --         1,809
  (204,896)     (189,546)     (146,699)     (121,758)     (100,222)      (73,910)      (62,432)      (28,670)      (31,190)

   153,883            --            --            --            --            --            --            --            --

        --            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   198,443       (21,552)       39,360       (51,122)        5,228        37,393        (2,421)       37,021        32,993
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   309,991       (35,632)       37,898       (17,261)       (4,899)       41,222         9,185        40,474        40,870
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    (7,057)      (15,301)       61,962      (102,233)       (9,206)       90,130      (142,899)       64,797        88,692
   711,595       726,896       664,934       526,101       535,307       445,177       341,442       276,645       187,953
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========
$  704,538    $  711,595    $  726,896    $  423,868    $  526,101    $  535,307    $  198,543    $  341,442    $  276,645
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========
$      187    $    1,283    $      832    $       43    $      439    $      687    $       --    $       --    $       --
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

[WIDE TABLE CONTINUED FROM ABOVE]

                  EQUITY                                  BALANCED
             INCOME FUND                                      FUND
------------------------    --------------------------------------
   10/1/00       10/1/99       11/1/00       11/1/99       11/1/98
        to            to            to            to            to
   9/30/01       9/30/00       9/30/01      10/31/00      10/31/99
----------    ----------    ----------    ----------    ----------

$    6,363    $    6,507    $    5,269    $    4,273    $    4,649
    34,974        30,881       (27,742)       32,738        12,374
        --            --            --            --            --
   (48,968)       (1,467)       (9,744)        5,378        (3,281)

----------    ----------    ----------    ----------    ----------
    (7,631)       35,921       (32,217)       42,389        13,742
----------    ----------    ----------    ----------    ----------


      (499)         (355)       (1,041)         (884)         (953)
      (163)         (122)          (63)          (14)           (3)
       (72)          (27)           --            --            --
        --            --          (783)           --            --
    (6,119)       (6,079)       (3,486)       (3,330)       (3,692)

    (5,284)       (1,377)       (8,185)       (2,820)       (1,908)
    (2,404)         (762)         (350)          (42)           --
    (1,226)         (129)           --            --            --
   (57,265)      (23,576)      (24,476)       (9,415)       (6,088)
----------    ----------    ----------    ----------    ----------
   (73,032)      (32,427)      (38,384)      (16,505)      (12,644)
----------    ----------    ----------    ----------    ----------


    12,934         7,332         4,908         4,930         6,468
     4,177         1,307         9,021         3,692         2,840
    (7,234)       (7,386)      (10,124)      (13,973)      (15,607)

        --            --         7,777            --            --
       971            --        77,909            --            --
----------    ----------    ----------    ----------    ----------
    10,848         1,253        89,491        (5,351)       (6,299)
----------    ----------    ----------    ----------    ----------

     3,888         1,911         3,038         1,538           649
     2,524           838           398            55             2
    (2,933)       (3,457)         (959)          (88)          (14)

        --            --         1,600            --            --
       777            --        40,562            --            --
----------    ----------    ----------    ----------    ----------
     4,256          (708)       44,639         1,505           637
----------    ----------    ----------    ----------    ----------

     7,719         1,201            --            --            --
     1,292           150            --            --            --
    (1,596)         (605)           (1)           --            --
        --            --         2,261            --            --
----------    ----------    ----------    ----------    ----------
     7,415           746         2,260            --            --
----------    ----------    ----------    ----------    ----------

        --            --        18,848            --            --
        --            --           783            --            --
        --            --       (20,708)           --            --

        --            --        42,631            --            --
       305            --         4,589            --            --
----------    ----------    ----------    ----------    ----------
       305            --        46,143            --            --
----------    ----------    ----------    ----------    ----------

    93,503        31,895        41,615        74,157        57,953
    20,989         3,772        27,497        12,490         9,563
   (93,006)     (113,948)      (49,275)     (124,078)      (75,558)

        --            --        14,572            --            --

        --            --            --            --            --
    39,223            --       226,479            --            --
----------    ----------    ----------    ----------    ----------
    60,709       (78,281)      260,888       (37,431)       (8,042)
----------    ----------    ----------    ----------    ----------
    83,533       (76,990)      443,421       (41,277)      (13,704)
----------    ----------    ----------    ----------    ----------
     2,870       (73,496)      372,820       (15,393)      (12,606)
   308,920       382,416       219,781       235,174       247,780
==========    ==========    ==========    ==========    ==========
$  311,790    $  308,920    $  592,601    $  219,781    $  235,174
==========    ==========    ==========    ==========    ==========
$     (291)   $      139    $      418    $      408    $      368
==========    ==========    ==========    ==========    ==========


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      71)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED     DIVIDENDS
                          VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                      BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                    -----------   -------------   ------------    ----------   -------------
LARGE CAP GROWTH FUND
Class A
 2001(4)              $  21.55        $ (0.04)       $ (10.11)      $    --        $ (2.07)
 2000                    19.75          (0.09)           4.87            --          (2.98)
 1999                    16.25           0.02            5.39         (0.03)         (1.88)
 1998                    17.63           0.09           (0.02)        (0.09)         (1.36)
 1997                    13.63           0.09            4.28         (0.10)         (0.27)
Class B
 2001(4)              $  20.93        $ (0.14)       $  (9.76)      $    --        $ (2.07)
 2000                    19.38          (0.22)           4.75            --          (2.98)
 1999                    16.06           0.07            5.13            --          (1.88)
 1998                    17.47           0.03           (0.05)        (0.03)         (1.36)
 1997                    13.57           0.01            4.18         (0.02)         (0.27)
Class C
 2001(4)              $  21.30        $ (0.14)       $  (9.95)      $    --        $ (2.07)
 2000                    19.67          (0.09)           4.70            --          (2.98)
 1999(2)                 18.56           0.01            1.11         (0.01)            --
Class S
 2001(3)(4)           $   9.07        $    --        $   0.26       $    --        $    --
Class Y
 2001(4)              $  21.73        $ (0.01)       $ (10.21)      $    --        $ (2.07)
 2000                    19.84          (0.04)           4.91            --          (2.98)
 1999                    16.30           0.02            5.46         (0.06)         (1.88)
 1998                    17.64           0.13            0.02         (0.13)         (1.36)
 1997                    13.66           0.12            4.26         (0.13)         (0.27)
-------               --------        -------        --------       -------        -------
LARGE CAP VALUE FUND
Class A
 2001(4)              $  20.59        $  0.16        $  (2.67)      $ (0.16)       $ (1.94)
 2000                    23.12           0.17            0.22         (0.17)         (2.75)
 1999                    22.39           0.19            4.44         (0.20)         (3.70)
 1998                    28.74           0.29           (2.59)        (0.29)         (3.76)
 1997                    22.59           0.33            7.90         (0.32)         (1.76)
Class B
 2001(4)              $  20.30        $  0.02        $  (2.63)      $ (0.04)       $ (1.94)
 2000                    22.87           0.05            0.18         (0.05)         (2.75)
 1999                    22.21           0.07            4.36         (0.07)         (3.70)
 1998                    28.55           0.13           (2.58)        (0.13)         (3.76)
 1997                    22.50           0.18            7.81         (0.18)         (1.76)
Class C
 2001(4)              $  20.51        $  0.02        $  (2.65)      $ (0.04)       $ (1.94)
 2000                    23.09           0.06            0.17         (0.06)         (2.75)
 1999(2)                 22.79           0.08            0.30         (0.08)            --
Class S
 2001(3)(4)           $  15.32        $    --        $   0.65       $    --        $    --
Class Y
 2001(4)              $  20.64        $  0.21        $  (2.68)      $ (0.21)       $ (1.94)
 2000                    23.17           0.23            0.21         (0.22)         (2.75)
 1999                    22.42           0.25            4.46         (0.26)         (3.70)
 1998                    28.75           0.35           (2.57)        (0.35)         (3.76)
 1997                    22.60           0.39            7.90         (0.38)         (1.76)
-------               --------        -------        --------       -------        -------

(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(2)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.

(3)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(4)Per share data calculated using average shares outstanding method.

The accompanying notes are an integral part of the financial statements.


(72      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD      RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
-----------    -----------    ------------    -----------    -------------    -----------    ----------------   ---------


  $  9.33         (51.45)%     $   85,443         1.05%           (0.32)%         1.14%            (0.41)%           77%
    21.55          25.74          208,556         1.05            (0.45)          1.14             (0.54)            47
    19.75          36.00          168,153         1.05            (0.05)          1.14             (0.14)            57
    16.25           0.61          140,948         1.05             0.56           1.11              0.50             38
    17.63          32.69           12,017         1.05             0.57           1.14              0.48             34

  $  8.96         (51.79)%     $   17,976         1.80%           (1.06)%         1.89%            (1.15)%           77%
    20.93          24.84           36,272         1.80            (1.20)          1.89             (1.29)            47
    19.38          34.99           19,011         1.80            (0.83)          1.89             (0.92)            57
    16.06           0.09           11,177         1.80            (0.20)          1.86             (0.26)            38
    17.47          31.42            9,487         1.80            (0.18)          1.89             (0.27)            34

  $  9.14         (51.78)%     $   13,177         1.80%           (1.04)%         1.89%            (1.13)%           77%
    21.30          24.89           17,538         1.80            (1.20)          1.89             (1.29)            47
    19.67           6.04              962         1.80            (1.09)          1.89             (1.18)            57

  $  9.33           2.87%      $       --         0.00%            0.00%          0.00%             0.00%            77%

  $  9.44         (51.31)%     $  594,163         0.80%           (0.06)%         0.89%            (0.15)%           77%
    21.73          26.13        1,112,122         0.80            (0.20)          0.89             (0.29)            47
    19.84          36.36          854,819         0.80             0.20           0.89              0.11             57
    16.30           1.07          680,143         0.80             0.82           0.86              0.76             38
    17.64          32.75          681,151         0.80             0.77           0.89              0.68             34
  -------         ------       ----------         ----            -----           ----             -----             --


  $ 15.98         (13.72)%     $   94,064         1.05%            0.88%          1.15%             0.78%            64%
    20.59           0.92          138,146         1.05            (0.45)          1.13             (0.53)            68
    23.12          21.93          177,251         1.05             0.82           1.15              0.72             61
    22.39          (8.77)         170,529         1.05             1.21           1.13              1.13             74
    28.74          38.82           50,381         1.05             1.14           1.14              1.05             57

  $ 15.71         (14.42)%     $   38,108         1.80%            0.13%          1.90%             0.03%            64%
    20.30           0.17           49,662         1.80            (1.20)          1.88             (1.28)            68
    22.87          21.07           61,711         1.80             0.07           1.90             (0.03)            61
    22.21          (9.37)          56,259         1.80             0.41           1.88              0.33             74
    28.55          37.71           53,420         1.80             0.39           1.89              0.30             57

  $ 15.90         (14.36)%     $   10,141         1.80%            0.12%          1.90%             0.02%            64%
    20.51           0.17            6,551         1.80            (1.20)          1.88             (1.28)            68
    23.09           1.65            1,398         1.80             0.00           1.90             (0.10)            61

  $ 15.97           4.24%      $       --         0.00%            0.00%          0.00%             0.00%            64%

  $ 16.02         (13.53)%     $  970,190         0.80%            1.13%          0.90%             1.03%            64%
    20.64           1.17        1,186,787         0.80            (0.20)          0.88             (0.28)            68
    23.17          22.28        1,343,207         0.80             1.07           0.90              0.97             61
    22.42          (8.47)       1,253,845         0.80             1.40           0.88              1.32             74
    28.75          39.13        1,095,262         0.80             1.39           0.89              1.30             57
  -------         ------       ----------         ----            -----           ----             -----             --


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      73)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED     DIVIDENDS
                          VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                      BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     ----------   -------------   ------------    ----------   -------------
LARGE CAP CORE FUND(7)
Class A
 2001(1)(2)           $  43.33        $ (0.01)       $ (14.00)      $    --        $  (4.88)
 2000(2)                 37.96          (0.15)           7.55            --           (2.03)
 1999(2)                 35.72          (0.12)           6.42         (0.02)          (4.04)
 1998(2)                 35.27          (0.02)           5.66         (0.02)          (5.17)
 1997                    30.32          (0.05)           6.30            --           (1.30)
Class B
 2001(1)(2)           $  42.80        $ (0.22)       $ (13.76)      $    --        $  (4.88)
 2000(2)                 37.78          (0.47)           7.52            --           (2.03)
 1999(2)(3)              36.92          (0.29)           1.15            --              --
Class C
 2001(2)(4)           $  23.75        $    --        $   0.69       $    --        $     --
Class S
 2001(2)(5)           $  35.53        $ (0.01)       $ (11.07)      $    --        $     --
Class Y
 2001(1)(2)           $  44.00        $  0.06        $ (14.25)      $    --        $  (4.88)
 2000(2)                 38.42          (0.04)           7.65            --           (2.03)
 1999(2)                 36.05          (0.02)           6.47         (0.04)          (4.04)
 1998(2)                 35.48           0.07            5.70         (0.03)          (5.17)
 1997                    30.43           0.04            6.31            --           (1.30)
-------               --------        -------        --------       -------        --------
GROWTH & INCOME FUND(8)
Class A
 2001(1)(2)           $  47.40        $  0.12        $ (11.48)      $ (0.12)       $  (4.76)
 2000(2)                 46.06           0.14            5.21         (0.11)          (3.90)
 1999                    44.41           0.29            4.92         (0.35)          (3.21)
 1998                    39.24           0.36            6.55         (0.35)          (1.39)
 1997                    33.07           0.37            8.92         (0.39)          (2.73)
Class B
 2001(1)              $  47.12        $  0.01        $ (11.50)      $ (0.01)       $  (4.76)
 2000(2)                 46.03          (0.22)           5.21            --           (3.90)
 1999(2)(3)              44.64           0.02            1.40         (0.03)             --
Class C
 2001(2)(4)           $  29.98        $    --        $   1.19       $    --        $     --
Class S
 2001(2)(5)           $  40.86        $  0.10        $  (9.68)      $ (0.14)       $     --
Class Y
 2001(1)(2)           $  47.47        $  0.20        $ (11.49)      $ (0.21)       $  (4.76)
 2000(2)                 46.12           0.26            5.21         (0.22)          (3.90)
 1999                    44.46           0.41            4.92         (0.46)          (3.21)
 1998                    39.28           0.47            6.55         (0.45)          (1.39)
 1997                    33.08           0.46            8.94         (0.47)          (2.73)
-------               --------        -------        --------       -------        --------

(1)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
(2)Per share data calculated using average shares outstanding method.
(3)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.
(4)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(5)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.
(6)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(7)The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Core Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(8)The financial highlights for the Growth and Income Fund as set forth herein include the historical financial highlights of the Firstar Growth and Income Fund. The assets of the Firstar Fund were acquired by the First American Growth and Income Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Growth and Income Fund were exchanged for Class A shares of the First American Growth and Income Fund,
   (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

The accompanying notes are an integral part of the financial statements.


(74      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD      RETURN (6)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------    ------------    ------------    -----------    -------------    -----------   -----------------   ---------
 $  24.44         (35.83)%      $ 34,330          1.20%           (0.04)%         1.24%            (0.08)%           40%
    43.33          19.92          51,232          1.20            (0.35)          1.21             (0.36)            60
    37.96          17.92          47,238          1.19            (0.31)          1.20             (0.32)            59
    35.72          18.58          38,213          1.14            (0.05)          1.21             (0.12)            52
    35.27          21.30          25,043          1.14            (0.16)          1.21             (0.23)            62

 $  23.94         (36.28)%      $  2,954          1.93%           (0.79)%         1.97%            (0.83)%           40%
    42.80          19.06           1,483          1.95            (1.10)          1.96             (1.11)            60
    37.78           2.33             722          1.96            (1.17)          1.97             (1.18)            59

 $  24.44           2.95%       $     --          0.00%            0.00%          0.00%             0.00%            40%

 $  24.45         (31.16)%      $  2,802          1.18%           (0.03)%         1.22%            (0.07)%           40%

 $  24.93         (35.70)%      $316,213          0.94%            0.20%          0.98%             0.16%            40%
    44.00          20.24         339,166          0.95            (0.10)          0.96             (0.11)            60
    38.42          18.18         306,832          0.94            (0.06)          0.95             (0.07)            59
    36.05          18.89         197,798          0.89             0.20           0.96              0.13             52
    35.48          21.56         181,650          0.89             0.09           0.96              0.02             62
 --------         ------        --------          ----            -----           ----             -----             --


 $  31.16         (26.33)%      $150,323          1.19%            0.35%          1.22%             0.32%            51%
    47.40          12.54         183,049          1.19             0.31           1.20              0.30             89
    46.06          11.78         194,089          1.17             0.74           1.18              0.73             62
    44.41          18.08         190,331          1.12             0.86           1.19              0.79             49
    39.24          30.47         128,070          1.12             1.09           1.19              1.02             31

 $  30.86         (26.79)%      $ 11,613          1.93%           (0.43)%         1.96%            (0.46)%           51%
    47.12          11.69           3,718          1.94            (0.44)          1.95             (0.45)            89
    46.03           3.19           1,550          1.94             0.05           1.94              0.05             62

 $  31.17           3.94%       $     --          0.00%            0.00%          0.00%             0.00%            51%

 $  31.14         (23.50)%      $ 44,821          1.17%            0.31%          1.20%             0.28%            51%

 $  31.21         (26.15)%      $497,781          0.93%            0.59%          0.96%             0.56%            51%
    47.47          12.83         524,828          0.94             0.56           0.95              0.55             89
    46.12          12.04         531,257          0.92             0.99           0.93              0.98             62
    44.46          18.35         474,603          0.87             1.11           0.94              1.04             49
    39.28          30.83         366,020          0.87             1.34           0.94              1.27             31
 --------         ------        --------          ----            -----           ----             -----             --


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      75)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                     REALIZED AND
                        NET ASSET                      UNREALIZED     DIVIDENDS
                            VALUE              NET       GAINS OR      FROM NET   DISTRIBUTIONS
                        BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                        OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                       ----------    -------------   ------------    ----------   -------------
RELATIVE VALUE FUND(8)
Class A
 2001(1)(10)            $  28.87        $  0.21        $  (4.55)      $ (0.23)       $ (0.21)
 2000(2)                   29.10           0.20           (0.22)        (0.21)            --
 1999                      26.26           0.10            3.01         (0.16)         (0.11)
 1998                      23.48           0.11            3.66         (0.17)         (0.82)
 1997(3)                   19.03           0.67            4.45         (0.28)         (0.39)
Class B
 2001(1)(10)            $  28.78        $  0.04        $  (4.54)      $ (0.06)       $ (0.21)
 2000(2)                   29.09           0.20           (0.30)        (0.21)            --
 1999                      26.28           0.16            2.94         (0.18)         (0.11)
 1998(12)                  26.01           0.14            0.24         (0.11)            --
Class C
 2001(4)(10)            $  23.27        $    --        $   0.82       $    --        $    --
Class S
 2001(5)(10)            $  28.11        $  0.19        $  (3.99)      $ (0.25)       $    --
Class Y
 2001(1)(10)            $  28.91        $  0.27        $  (4.56)      $ (0.29)       $ (0.21)
 2000(2)                   29.12           0.26           (0.19)        (0.28)            --
 1999                      26.27           0.23            2.96         (0.23)         (0.11)
 1998                      23.49           0.18            3.65         (0.23)         (0.82)
 1997(3)                   22.67           0.08            0.81         (0.07)            --
-------                 --------        -------        --------       -------        -------
CAPITAL GROWTH FUND(9)
Class A
 2001(1)(10)            $  25.92        $ (0.09)       $ (10.44)      $    --        $ (0.71)
 2000(2)(11)               26.95          (0.03)          (1.00)           --             --
Class B
 2001(1)(10)            $  25.92        $ (0.21)       $ (10.41)      $    --        $ (0.71)
 2000(2)                   23.89          (0.10)           2.13            --             --
 1999                      19.52          (0.04)           4.88         (0.02)         (0.45)
 1998                      17.17           0.02            3.32         (0.03)         (0.96)
 1997                      15.17           0.19            2.97         (0.14)         (1.02)
Class C
 2001(4)                $  14.32        $    --        $   0.36       $    --        $    --
Class S
 2001(6)                $  24.01        $ (0.08)       $  (9.24)      $    --        $    --
Class Y
 2001(1)                $  26.01        $ (0.05)       $ (10.48)      $    --        $ (0.71)
 2000(2)                   23.90          (0.03)           2.14            --             --
 1999                      19.51           0.07            4.83         (0.06)         (0.45)
 1998                      17.18           0.06            3.30         (0.07)         (0.96)
 1997                      16.46           0.03            0.73         (0.04)            --
-------                 --------        -------        --------       -------        -------

 (1)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
 (2)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
 (3)Commenced operations on August 18, 1997. All ratios for the period have been annualized, except total return.
 (4)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (5)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.
 (6)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
 (7)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
 (8)The financial highlights for the Relative Value Fund as set forth herein include the historical financial highlights of the Firstar Relative Value Fund. The assets of the Firstar Fund were acquired by the First American Relative Value Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Relative Value Fund were exchanged for Class A shares of the First American Relative Value Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
 (9)The financial highlights for the Capital Growth Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Growth Fund. The assets of the Firstar Fund were acquired by the First American Capital Growth Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Growth Fund were exchanged for Class A shares of the First American Capital Growth Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(10)Per share data calculated using average shares outstanding method.
(11)Class A shares have been offered since March 31, 2000. All ratios for the period have been annualized, except total return.
(12)Class B shares have been offered since March 31, 1998. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.


(76      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                               RATIO OF        RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                      RATIO OF      INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                     NET ASSETS    EXPENSES TO   INCOME (LOSS)     NET ASSETS          NET ASSETS    PORTFOLIO
    END OF           TOTAL         END OF        AVERAGE      TO AVERAGE     (EXCLUDING          (EXCLUDING     TURNOVER
    PERIOD      RETURN (7)   PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)         RATE
----------    ------------   ------------    -----------   -------------    -----------   -----------------   ----------
 $  24.09         (15.16)%      $ 33,288          1.22%           0.84%           1.23%             0.83%            4%
    28.87          (0.07)         42,853          1.36            0.75            1.46              0.65             7
    29.10          11.89          54,825          1.30            0.52            1.46              0.36            11
    26.26          16.67          50,925          1.29            0.70            1.49              0.50            26
    23.48          27.69          37,748          1.01            1.40            1.21              1.20            18

 $  24.01         (15.72)%      $ 12,081          1.91%           0.16%           1.92%             0.15%            4%
    28.78          (0.35)         15,537          1.36            0.75            1.46              0.65             7
    29.09          11.84          14,278          1.30            0.57            1.46              0.41            11
    26.28           1.50           7,847          1.04            0.95            1.24              0.75            26

 $  24.09           3.57%       $     --          0.00%           0.00%           0.00%             0.00%            4%

 $  24.06         (13.53)%      $ 34,004          1.20%           0.92%           1.21%             0.91%            4%

 $  24.12         (14.95)%      $344,495          0.97%           1.09%           0.98%             1.08%            4%
    28.91           0.25         467,711          1.11            1.00            1.21              0.90             7
    29.12          12.20         466,203          1.05            0.77            1.21              0.61            11
    26.27          16.95         386,405          1.04            0.95            1.24              0.75            26
    23.49           3.93         312,056          1.00            1.35            1.20              1.15            18
 --------         ------        --------          ----           -----            ----             -----            --


 $  14.68         (41.57)%      $  8,598          1.39%          (0.55)%          1.56%            (0.72)%          38%
    25.92          (3.82)          1,177          1.40           (0.75)           1.49             (0.84)           35

 $  14.59         (41.97)%      $ 46,103          2.07%          (1.19)%          2.19%            (1.31)%          38%
    25.92           8.50         100,689          1.38           (0.40)           1.48             (0.50)           35
    23.89          25.26          90,468          1.36           (0.08)           1.52             (0.24)           28
    19.52          20.76          66,478          1.34            0.12            1.54             (0.08)           48
    17.17          22.65          45,025          1.09            0.86            1.29              0.66            60

 $  14.68           2.58%       $     --          0.00%           0.00%           0.00%             0.00%           38%

 $  14.69         (38.82)%      $ 11,881          1.39%          (0.55)%          1.60%            (0.76)%          38%

 $  14.77         (41.46)%      $131,961          1.14%          (0.27)%          1.26%            (0.39)%          38%
    26.01           8.83         239,576          1.13           (0.15)           1.23             (0.25)           35
    23.90          25.61         186,177          1.11            0.17            1.27              0.01            28
    19.51          20.91         121,475          1.09            0.37            1.29              0.17            48
    17.18           4.59         109,087          1.06            0.68            1.26              0.48            60
 --------         ------        --------          ----           -----            ----             -----            --


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      77)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED     DIVIDENDS
                          VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                      BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     ----------   -------------   ------------    ----------   -------------
EQUITY INCOME FUND
Class A
 2001(2)              $  16.29        $  0.29         $ (0.74)      $ (0.32)       $ (3.39)
 2000                    15.94           0.28            1.45         (0.28)         (1.10)
 1999                    15.70           0.36            1.15         (0.37)         (0.90)
 1998                    15.69           0.41            0.86         (0.41)         (0.85)
 1997                    12.65           0.40            3.40         (0.41)         (0.35)
Class B
 2001(2)              $  16.24        $  0.18         $ (0.75)      $ (0.21)       $ (3.39)
 2000                    15.90           0.18            1.44         (0.18)         (1.10)
 1999                    15.65           0.24            1.16         (0.25)         (0.90)
 1998                    15.62           0.30            0.87         (0.29)         (0.85)
 1997                    12.61           0.29            3.37         (0.30)         (0.35)
Class C
 2001(2)              $  16.28        $  0.18         $ (0.76)      $ (0.22)       $ (3.39)
 2000                    15.93           0.19            1.44         (0.18)         (1.10)
 1999(1)                 16.62           0.21           (0.70)        (0.20)            --
Class S
 2001(2)(3)           $  11.57        $  0.01         $  0.54       $    --        $    --
Class Y
 2001(2)              $  16.37        $  0.33         $ (0.76)      $ (0.35)       $ (3.39)
 2000                    16.00           0.32            1.47         (0.32)         (1.10)
 1999                    15.74           0.40            1.17         (0.41)         (0.90)
 1998                    15.70           0.46            0.88         (0.45)         (0.85)
 1997                    12.66           0.43            3.40         (0.44)         (0.35)
-------               --------        -------         -------       -------        -------
BALANCED FUND (9)
Class A
 2001(2)(5)           $  13.83        $  0.18         $ (2.24)      $ (0.20)       $ (2.07)
 2000                    12.39           0.23            2.12         (0.22)         (0.69)
 1999                    12.30           0.20            0.49         (0.20)         (0.40)
 1998                    12.57           0.23            0.77         (0.24)         (1.03)
 1997                    11.54           0.24            1.73         (0.24)         (0.70)
Class B
 2001(2)(5)           $  13.75        $  0.17         $ (2.29)      $ (0.13)       $ (2.06)
 2000                    12.33           0.13            2.11         (0.14)         (0.68)
 1999(4)                 12.37           0.07           (0.04)        (0.07)            --
Class C
 2001(2)(7)           $   9.29        $    --         $  0.20       $    --        $    --
Class S
 2001(2)(6)           $  11.27        $  0.18         $ (1.74)      $ (0.21)       $    --
Class Y
 2001(2)(5)           $  13.87        $  0.16         $ (2.20)      $ (0.23)       $ (2.07)
 2000                    12.43           0.26            2.13         (0.26)         (0.69)
 1999                    12.32           0.24            0.49         (0.23)         (0.39)
 1998                    12.59           0.26            0.77         (0.27)         (1.03)
 1997                    11.55           0.27            1.73         (0.27)         (0.69)
-------               --------        -------         -------       -------        -------

(1)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
(2)Per share data calculated using average shares outstanding method.
(3)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(4)Class B shares have been offered since March 1, 1999.
(5)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
(6)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.
(7)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(8)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9)The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
   (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The accompanying notes are an integral part of the financial statements.


(78      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                             RATIO OF        RATIO OF NET
                                                          RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                    RATIO OF      INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                    NET ASSETS   EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF         TOTAL          END OF       AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD    RETURN (8)    PERIOD (000)    NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------   -----------    ------------   -----------    ------------    -----------   -----------------  ----------
 $  12.13        (3.89)%      $ 24,557          1.00%           1.97%          1.15%             1.82%            33%
    16.29        11.11          20,607          1.00            1.69           1.14              1.55             36
    15.94         9.74          18,970          1.00            2.01           1.13              1.88             35
    15.70         8.38          11,018          1.00            2.58           1.12              2.46             14
    15.69        31.16           7,276          1.00            2.96           1.17              2.79             39

 $  12.07        (4.64)%      $ 11,516          1.75%           1.20%          1.90%             1.05%            33%
    16.24        10.35          10,366          1.75            0.95           1.89              0.81             36
    15.90         9.10          10,971          1.75            1.34           1.88              1.21             35
    15.65         7.77           8,570          1.75            1.81           1.87              1.69             14
    15.62        30.06           6,619          1.75            2.19           1.92              2.02             39

 $  12.09        (4.74)%      $  8,028          1.75%           1.20%          1.90%             1.05%            33%
    16.28        10.41           2,511          1.75            0.88           1.89              0.74             36
    15.93        (3.02)          1,700          1.76            0.65           1.88              0.53             35

 $  12.12         4.75%       $    328          1.23%           4.08%          1.42%             3.89%            33%

 $  12.20        (3.71)%      $267,361          0.75%           2.21%          0.90%             2.06%            33%
    16.37        11.46         275,436          0.75            1.99           0.89              1.85             36
    16.00        10.10         350,775          0.75            2.38           0.88              2.25             35
    15.74         8.85         359,588          0.75            2.81           0.87              2.69             14
    15.70        31.45         369,919          0.75            3.12           0.92              2.95             39
 --------       ------        --------          ----            ----           ----              ----             --


 $   9.50       (17.03)%      $127,590          1.22%           1.96%          1.28%             1.90%            54%
    13.83        19.46          54,380          1.22            1.66           1.28              1.60             79
    12.39         5.56          53,807          1.18            1.59           1.25              1.52             69
    12.30         8.60          59,657          1.00            1.91           1.24              1.67             56
    12.57        18.07          44,026          1.00            2.06           1.25              1.81             70

 $   9.44       (17.64)%      $ 47,150          1.93%           1.22%          1.99%             1.16%            54%
    13.75        18.77           2,243          1.97            0.91           2.03              0.85             79
    12.33         0.25             630          1.97            0.87           2.03              0.81             69

 $   9.49         2.15%       $  2,351          0.94%           2.20%          0.94%             2.20%            54%

 $   9.50       (14.03)%      $ 39,527          1.22%           1.94%          1.28%             1.88%            54%

 $   9.53       (16.84)%      $375,983          0.97%           2.21%          1.04%             2.14%            54%
    13.87        19.94         163,158          0.97            1.91           1.03              1.85             79
    12.43         5.87         180,737          0.93            1.84           1.00              1.77             69
    12.32         8.83         188,123          0.75            2.16           0.99              1.92             56
    12.59        18.39         164,382          0.75            2.31           1.00              2.06             70
 --------       ------        --------          ----            ----           ----              ----             --


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      79)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP GROWTH FUND

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 18.3%
American Eagle Outfitters*                     119,050         $ 2,369
Autonation*                                    134,000           1,178
Barnes & Noble*                                 85,100           3,072
Bed Bath & Beyond*                             138,550           3,528
Best Buy*                                      108,650           4,938
BJ's Wholesale Club*                            55,600           2,647
D.R. Horton                                     83,650           1,745
Dardeen Restaurants                             63,150           1,658
Entercom Communications*                        49,650           1,688
Family Dollar Stores                           157,500           4,334
Harley-Davidson                                 38,200           1,547
Harrahs Entertainment*                         114,000           3,079
Hasbro                                          81,700           1,144
J.C. Penney                                    186,100           4,076
Johnson Controls                                23,150           1,510
Krispy Kreme Doughnuts*                         71,200           2,108
Mohawk Industries*                              47,800           1,757
Office Depot*                                  176,500           2,400
Park Place Entertainment*                      206,750           1,516
Radio One, Cl D*                               145,100           1,674
Reebok International*                          164,600           3,407
Ross Stores                                     91,550           2,678
Starbucks*                                     127,850           1,910
Toys "R" Us*                                   119,850           2,065
USA Networks*                                  117,600           2,115
Westwood One*                                   90,200           2,007
                                                              --------
                                                                62,150
                                                              --------
CONSUMER STAPLES - 1.1%
Constellation Brands, Cl A*                     29,000           1,208
Rite Aid*                                      328,900           2,539
                                                              --------
                                                                 3,747
                                                              --------
ENERGY - 1.8%
Nabors Industries*                             105,150           2,205
Patterson-Uti Energy                           131,950           1,631
Valero Energy                                   64,900           2,278
                                                              --------
                                                                 6,114
                                                              --------
FINANCIALS - 9.2%
Ambac Financial Group                           33,150           1,814
AmeriCredit*                                    50,900           1,610
Arthur J. Gallagher                             29,800             987
Commerce Bancorp NJ                             21,400           1,455
Conseco*                                       214,100           1,554
Dime Bancorp*                                  226,300              57
Eaton Vance                                     64,850           2,033
Host Marriott                                  179,700           1,267
Huntington Bancshares                           96,250           1,666
Instinet Group*                                189,500           1,855
Investors Financial Services                    19,150           1,104
Metris Companies                                62,500           1,547
North Fork Bancorp                              40,200           1,196
Sovereign Bancorp                              186,900           1,776
Stilwell Financial                              87,100           1,698
TCF Financial                                  130,650           6,018
XL Capital LTD, Cl A                            20,600           1,627
Zions Bancorporation                            38,400           2,061
                                                              --------
                                                                31,325
                                                              --------

MID CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
HEALTHCARE - 26.3%
Andrx Group*                                    47,150         $ 3,061
Applera                                         94,850           2,314
Biomet                                         122,400           3,580
Caremark Rx*                                    95,500           1,593
Cephalon*                                       37,150           1,853
CYTYC*                                          66,600           1,786
Enzon*                                          14,800             755
First Health Group*                            207,800           6,105
Forest Laboratories, Cl A*                      30,400           2,193
Genzyme*                                        95,600           4,342
Gilead Sciences*                                53,500           3,005
Guidant*                                       154,750           5,958
Health Management Associates, Cl A*            256,650           5,328
HealthSouth*                                   155,550           2,529
Human Genome Sciences*                          52,900           1,635
IDEC Pharmaceuticals*                           81,750           4,052
Invitrogen*                                     30,600           2,012
IVAX*                                           99,300           2,202
King Pharmaceuticals*                           73,598           3,087
Lincare Holdings*                               63,150           1,678
Manor Care*                                    126,700           3,560
Medimmune*                                      69,550           2,478
Millennium Pharmaceuticals*                    101,250           1,798
Omnicare                                        64,200           1,431
Patterson Dental*                               74,150           2,733
Protein Design Labs*                            78,050           3,686
Quest Diagnostics*                              33,150           2,045
St. Jude Medical*                               44,150           3,022
Stryker                                         59,200           3,132
Teva Pharmaceutical, ADR                        50,950           3,080
Watson Pharmaceuticals*                         60,700           3,321
                                                              --------
                                                                89,354
                                                              --------
INDUSTRIALS - 7.7%
Allied Waste Industries*                       172,750           2,203
Apollo Group*                                   63,950           2,688
Bisys Group*                                    51,700           2,741
Cendant*                                       221,100           2,830
Certegy*                                        54,475           1,414
ChoicePoint*                                    46,350           1,930
CSX                                             63,100           1,988
Equifax                                        104,300           2,284
Fiserv*                                         98,850           3,381
Precision Castparts                             84,700           1,880
Skywest                                         51,900             868
Valassis Communication*                         56,800           1,813
                                                              --------
                                                                26,020
                                                              --------
INFORMATION TECHNOLOGY - 24.0%
Advanced Fibre Communications*                  72,350           1,057
Affiliated Computer Services, Cl A*             25,050           2,039
Agere Systems*                                 729,150           3,011
Altera*                                        173,650           2,844
Amdocs*                                         41,000           1,093
Amphenol, Cl A                                  31,350           1,089
Applied Micro Circuits*                        295,150           2,063
Arrow Electronics*                              46,000             960
Autodesk                                        57,800           1,853
AVX                                             90,350           1,470
Axcelis Technologies*                          170,800           1,614
BMC Software*                                  119,950           1,523
Broadcom*                                       94,450           1,917

The accompanying notes are an integral part of the financial statements.


(80      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
Cadence Design Systems*                         91,300        $  1,520
Conexant Systems*                              209,650           1,740
Cree*                                           92,450           1,366
Earthlink*                                     230,100           3,504
Intersil*                                       84,700           2,365
KLA-Tencor*                                     80,100           2,530
Lam Research*                                   56,400             956
Lexmark International Group, Cl A*              44,950           2,010
Marvell Technology Group*                       97,150           1,394
McDATA, Cl A*                                  173,850           1,459
Microchip Technologies*                         68,150           1,826
National Semiconductor*                         99,200           2,187
Novellus Systems*                               86,050           2,458
Nvidia*                                         53,450           1,468
Openwave Systems*                              164,850           2,102
PeopleSoft*                                     53,850             971
Peregrine Systems*                             128,250           1,620
Powerwave Technologies*                        221,850           2,645
Rational Software*                             158,950           1,377
RF Micro Devices*                              157,450           2,615
Sanmina*                                       144,300           1,960
SunGard Data Systems*                          250,650           5,858
Synopsys*                                       65,800           2,639
Thermo Electron*                               113,400           2,047
UTStarcom*                                     153,750           2,499
VeriSign*                                       46,100           1,932
Vignette*                                      430,250           1,523
Waters*                                         66,850           2,391
                                                              --------
                                                                81,494
                                                              --------
MATERIALS - 3.0%
Air Products & Chemicals                        58,850           2,270
Martin Marietta Materials                       86,250           3,373
Packaging Corporation of America*               92,000           1,421
Pactiv*                                        206,500           2,992
                                                              --------
                                                                10,056
                                                              --------
TELECOMMUNICATION SERVICES - 0.6%
Triton PCS Holdings*                            51,850           1,970
                                                              --------
                                                                 1,970
                                                              --------
UTILITIES - 1.1%
Kinder Morgan                                   79,600           3,917
                                                              --------
                                                                 3,917
                                                              --------
TOTAL COMMON STOCKS                                            316,139
                                                              --------
RELATED PARTY MONEY MARKET FUND - 6.0%
First American Prime Obligations Fund (A)   20,357,135          20,357
                                                              --------
TOTAL RELATED PARTY MONEY MARKET FUND                           20,357
                                                              --------
TOTAL INVESTMENTS - 99.1%
   (Cost $395,914)                                             336,504
                                                              --------
OTHER ASSETS AND LIABILITIES, NET - 0.9% (E)                     3,131
                                                              --------

MID CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                VALUE (000)
----------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                             $527,039
Accumulated net realized loss on investments                  (127,994)
Net unrealized depreciation of investments                     (59,410)
                                                              --------
TOTAL NET ASSETS - 100.0%                                     $339,635
                                                              --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $102,836,791 and
 18,256,764 shares of capital stock
 issued and outstanding) (F)                                  $   5.63
Maximum sales charge of 5.50%                                     0.33
                                                              --------
Offering price per share (B)                                  $   5.96
                                                              --------
CLASS B:
Net asset value and offering price per
 share (net assets of $3,518,344 and
 650,555 shares of capital stock issued
 and outstanding) (C)(F)                                      $   5.41
                                                              --------
CLASS C:
Net asset value per share (net assets of
 $6,245,581 and 1,144,880 shares of
 capital stock issued and outstanding) (C)(F)                 $   5.46
Maximum sales charge of 1.00%                                     0.07
                                                              --------
Offering price per share (D)                                  $   5.52
                                                              --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $10 and 2 shares of capital stock
 issued and outstanding) (F)                                  $   5.63
                                                              --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $227,034,638 and 39,244,797 shares
 of capital stock issued and outstanding) (F)                 $   5.79
                                                              --------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 137,389
     Payable upon return of securities loaned              $(137,389)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      81)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP VALUE FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 12.7%
Autoliv                                             91,000        $ 1,432
Autozone*                                           71,000          3,682
Charter Communications*                             85,400          1,057
Delphi Automotive Systems                          251,700          2,957
Federated Department Stores*                       113,500          3,201
Hilton Hotels                                      282,800          2,220
Knight Ridder                                       28,700          1,603
Lear*                                               51,900          1,402
Mattel                                             216,900          3,397
New York Times, Cl A                                38,500          1,503
Nike, Cl B                                          90,100          4,218
Office Depot*                                      285,500          3,883
Park Place Entertainment*                          233,300          1,710
The Stanley Works                                   43,600          1,594
Tricon Global Restaurants*                          79,100          3,102
Venator Group*                                     236,200          3,602
                                                                  -------
                                                                   40,563
                                                                  -------
CONSUMER STAPLES - 8.6%
Albertson's                                        163,600          5,216
Archer-Daniels-Midland                             245,175          3,087
Avon Products                                       59,000          2,729
Clorox                                              89,700          3,319
ConAgra Foods                                      111,800          2,510
Coors (Adolph)                                      41,000          1,845
Hershey Foods                                       45,000          2,942
Pepsi Bottling                                      65,700          3,027
Suiza Foods*                                        45,500          2,873
                                                                  -------
                                                                   27,548
                                                                  -------
ENERGY - 5.6%
Apache                                              35,500          1,527
Equitable Resources                                 56,600          1,699
Kerr-McGee                                          56,500          2,933
National-Oilwell*                                  164,400          2,384
Phillips Petroleum                                  68,560          3,698
Smith International*                                41,900          1,525
USX-Marathon                                       145,300          3,887
                                                                  -------
                                                                   17,653
                                                                  -------
FINANCIALS - 23.3%
Ambac Financial Group                               60,400          3,304
AmSouth Bancorp                                    209,400          3,784
Apartment Investment & Management                   75,700          3,426
Bear Stearns                                        63,700          3,186
Boston Properties                                   88,800          3,386
City National                                       41,500          1,791
Comerica                                            67,800          3,756
Compass Bancshares                                 108,200          2,816
Equity Office Properties                           166,600          5,331
Franklin Resources                                  96,400          3,342
Golden West Financial                               50,600          2,940
Lincoln National                                    77,000          3,591
Marshall & Ilsley                                   67,000          3,798
MGIC Investment                                     36,100          2,359
National Commerce Financial                        136,900          3,573
Nationwide Financial Services, Cl A                 77,400          2,878
Phoenix Companies*                                 207,000          2,991
Progressive                                         26,300          3,522
Simon Property Group                               126,200          3,396

MID CAP VALUE FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
SouthTrust                                         159,500        $ 4,062
St. Paul Companies                                  99,000          4,081
TCF Financial                                       74,500          3,431
                                                                  -------
                                                                   74,744
                                                                  -------
HEALTH CARE - 7.3%
Becton Dickinson                                   100,500          3,719
Boston Scientific*                                 133,300          2,733
Guidant*                                            60,100          2,314
Health Management Associates, Cl A*                124,300          2,580
Manor Care*                                         78,900          2,217
McKesson HBOC                                       88,500          3,344
Tenet Healthcare*                                   53,200          3,173
UnitedHealth Group                                  23,200          1,543
Watson Pharmaceuticals*                             29,100          1,592
                                                                  -------
                                                                   23,215
                                                                  -------
INDUSTRIALS - 12.9%
Convergys*                                          59,400          1,648
CSX                                                 66,900          2,107
Deere & Company                                     53,600          2,016
Delta Airlines                                      94,300          2,485
General Dynamics                                    43,000          3,798
H&R Block                                           66,000          2,545
ITT Industries                                     101,000          4,525
Masco                                              158,100          3,232
Norfolk Southern                                    87,900          1,417
Northrop Grumman                                    33,900          3,424
Parker Hannifin                                     57,900          1,986
Pitney Bowes                                        75,900          2,899
SPX*                                                39,200          3,250
Swift Transportation*                               92,300          1,634
Textron                                             35,800          1,203
York International                                 109,000          3,122
                                                                  -------
                                                                   41,291
                                                                  -------
INFORMATION TECHNOLOGY - 9.0%
ADC Telecommunications*                            502,900          1,755
Advanced Micro Devices*                            130,200          1,061
Agere Systems*                                     494,700          2,043
Arrow Electronics*                                  60,400          1,260
Avaya*                                             195,300          1,933
BMC Software*                                      154,500          1,962
Computer Sciences*                                  82,800          2,746
Harris                                              69,900          2,224
Intuit*                                            115,100          4,121
Microchip Technologies*                             58,600          1,570
NCR*                                                67,300          1,995
Novellus Systems*                                   32,800            937
PeopleSoft*                                         46,600            841
SunGard Data Systems*                              109,000          2,547
Sybase*                                            190,300          1,770
                                                                  -------
                                                                   28,765
                                                                  -------
MATERIALS - 5.1%
Air Products & Chemicals                            57,400          2,214
Lyondell Chemical                                  227,400          2,604
Nucor                                               75,100          2,981
OM Group                                            32,200          1,771
Rohm & Haas                                        102,200          3,348
Vulcan Materials                                    40,000          1,728
Westvaco                                            71,200          1,830
                                                                  -------
                                                                   16,476
                                                                  -------

The accompanying notes are an integral part of the financial statements.


(82      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.2%
Centurytel                                          51,200       $  1,715
United States Cellular*                             48,200          2,386
                                                                 --------
                                                                    4,101
                                                                 --------
UTILITIES - 10.5%
Cinergy                                             56,600          1,747
Consolidated Edison                                 94,600          3,852
Constellation Energy                                87,600          2,120
El Paso                                             41,400          1,720
First Energy                                        90,000          3,236
FPL Group                                           44,100          2,362
Kinder Morgan                                       68,600          3,376
Mirant*                                             49,800          1,091
Pinnacle West                                       96,200          3,819
PPL                                                 49,300          1,607
Public Service Enterprises                          57,800          2,459
Reliant Resources*                                  91,200          1,477
Xcel Energy                                        170,100          4,788
                                                                 --------
                                                                   33,654
                                                                 --------
TOTAL COMMON STOCKS                                               308,010
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 3.7%
First American Prime Obligations Fund (A)       11,821,647         11,822
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              11,822
                                                                 --------
TOTAL INVESTMENTS - 99.9%
   (Cost $333,662)                                                319,832
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                              350
                                                                 --------

MID CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                               $ 440,756
Undistributed net investment income                                   194
Accumulated net realized loss on investments                     (106,938)
Net unrealized depreciation of investments                        (13,830)
                                                                ---------
TOTAL NET ASSETS - 100.0%                                       $ 320,182
                                                                ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $13,582,984 and
 988,816 shares of capital stock issued
 and outstanding)(E)                                            $   13.74
Maximum sales charge of 5.50%                                        0.80
                                                                ---------
Offering price per share(B)                                     $   14.54
                                                                ---------
CLASS B:
Net asset value and offering price per
 share (net assets of $11,310,967 and
 845,702 shares of capital stock issued
 and outstanding)(C)(E)                                         $   13.37
                                                                ---------
CLASS C:
Net asset value per share (net assets of
 $3,311,943 and 242,902 shares of
 capital stock issued and outstanding)(C)(E)                    $   13.63
Maximum sales charge of 1.00%                                        0.14
                                                                ---------
Offering price per share(D)                                     $   13.77
                                                                ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $44,268 and 3,222 shares of capital
 stock issued and outstanding)(E)                               $   13.74
                                                                ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $291,931,685 and 21,197,518 shares
 of capital stock issued and outstanding)(E)                    $   13.77
                                                                ---------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)$.0001 par value and 2 billion authorized shares

Cl - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      83)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP CORE FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 91.4%
CONSUMER DISCRETIONARY - 15.6%
Abercrombie & Fitch*                               178,200        $ 3,135
Barnes & Noble*                                     62,600          2,260
BJ's Wholesale Club*                                90,830          4,324
Borders Group*                                      50,200            961
Brinker International*                              68,900          1,627
Catalina Marketing, Cl C*                           50,900          1,425
CDW Computer Centers*                              241,630          8,742
Charter Communications*                            474,660          5,876
Corinthian Colleges*                                82,685          2,787
Dollar General                                     462,150          5,411
Entercom Communications*                            40,300          1,370
Federal Signal                                      22,000            388
Gentex*                                             31,300            748
Gtech Holdings*                                     82,100          2,836
Insight Communications*                             81,400          1,498
Jones Apparel Group*                               119,400          3,044
Macrovision*                                       102,500          2,912
New York Times, Cl A                                62,700          2,447
Scholastic*                                        217,535          9,463
Toys "R" Us*                                       383,900          6,615
USA Networks*                                      401,000          7,210
Westwood One*                                       73,900          1,644
                                                                  -------
                                                                   76,723
                                                                  -------
CONSUMER STAPLES - 2.2%
Hormel Foods                                        92,500          2,185
Longs Drug Stores                                   32,300            879
McCormick & Company                                 30,975          1,419
Pepsi Americas                                     118,500          1,772
RJ Reynolds Tobacco Holdings                        23,300          1,331
Tyson Foods, Cl A                                  321,775          3,224
                                                                   ------
                                                                   10,810
                                                                   ------
ENERGY - 3.6%
Cal Dive International*                             73,100          1,218
Equitable Resources                                  8,700            261
Hanover Compressor*                                111,200          2,406
Helmerich & Payne                                    6,200            162
Murphy Oil                                          31,300          2,265
National - Oilwell*                                105,200          1,525
Noble Affiliates                                    27,200            843
Ocean Energy                                       109,550          1,786
Pioneer Natural Resources*                          72,200          1,027
Precision Drilling*                                 53,600          1,132
Talisman Energy                                     70,700          2,405
Ultramar Diamond Shamrock                           35,200          1,688
Valero Energy                                       30,825          1,082
                                                                   ------
                                                                   17,800
                                                                   ------
FINANCIALS - 19.7%
A.G. Edwards                                        35,500          1,246
Ambac Financial Group                              204,227         11,173
American Financial Group                            16,900            375
Arthur J. Gallagher                                325,600         11,022
Astoria Financial                                   27,800          1,647
Banknorth Group                                    182,650          4,077
Charter One Financial                               95,300          2,689
City National                                       20,500            885
Commercial Federal                                  13,400            325
Compass Bancshares                                  46,500          1,210
Dime Bancorp                                        40,900          1,608


MID CAP CORE FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Dime Bancorp Warrant*                              131,900        $    33
E*Trade Group*                                     233,425          1,412
Eaton Vance                                         84,000          2,633
Everest Re Group                                   152,145          9,844
Fidelity National Financial                         49,500          1,331
First Tennessee National*                           85,350          3,158
Golden West Financial                               44,300          2,574
GreenPoint Financial                                64,400          2,260
Investors Financial Services                        18,400          1,061
Legg Mason                                          26,500          1,054
M & T Bank                                          61,400          4,544
Marshall & Ilsley                                   25,400          1,440
Mercantile Bankshares                               39,700          1,576
MGIC Investment                                     12,200            797
National Commerce Financial                        127,995          3,341
North Fork Bancorp                                 108,175          3,217
Old Republic                                       353,065          9,254
Phoenix Companies*                                 209,950          3,034
Protective Life                                     97,120          2,817
SEI Investments                                     65,000          2,080
TCF Financial                                       35,700          1,644
The PMI Group                                       32,650          2,037
                                                                  -------
                                                                   97,398
                                                                  -------
HEALTH CARE - 16.7%
Edwards Lifesciences*                               51,400          1,151
First Health Group*                                 54,025          1,587
AmerisourceBergen*                                  30,100          2,136
Apogent Technologies*                               56,725          1,356
Appria Healthcare Group*                           163,750          4,241
Celgene*                                            76,900          2,033
Express Scripts*                                   108,710          6,014
Genzyme*                                           124,500          5,655
Gilead Sciences*                                    69,600          3,909
Health Management Associates, Cl A*                147,209          3,056
IDEC Pharmaceuticals*                              134,900          6,687
IVAX*                                              281,750          6,246
King Pharmaceuticals*                               97,349          4,084
Lincare Holdings*                                  138,120          3,670
Millennium Pharmaceuticals*                        145,800          2,589
Mylan Laboratories                                  99,000          3,229
Omnicare                                           138,900          3,032
Patterson Dental*                                   44,200          1,629
Protein Design Labs*                                22,900          1,082
Quest Diagnostics*                                  62,000          3,825
Renal Care Group*                                   70,050          2,156
Sepracor*                                           59,200          2,125
Trigon Healthcare*                                  26,600          1,742
Universal Health Services*                         191,500          9,345
                                                                  -------
                                                                   82,579
                                                                  -------
INDUSTRIALS - 5.0%
American Standard*                                  44,600          2,453
Apollo Group*                                       38,125          1,602
Bisys Group*                                        37,550          1,991
C.H. Robinson Worldwide*                            52,950          1,533
ChoicePoint*                                        38,700          1,612
DST Systems*                                        52,350          2,264
IMS Health                                          70,900          1,776
Level-3 Communications*                             16,100          1,408
Manpower                                            48,800          1,285
Pittston Brink's Group*                             38,500            697
Precision Castparts                                 34,000            755

The accompanying notes are an integral part of the financial statements.


(84      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Rayovac*                                           100,200        $ 1,528
Shaw Group*                                         19,550            552
Skywest                                             96,300          1,610
SPX*                                                25,800          2,139
Valassis Communication*                             41,500          1,324
                                                                 --------
                                                                   24,529
                                                                 --------
INFORMATION TECHNOLOGY - 17.3%
Activision*                                        103,300          2,812
Adtran*                                             36,700            701
Affiliated Computer Services, Cl A*                 50,740          4,131
Amdocs*                                             34,300            914
Arrow Electronics*                                  63,900          1,333
Ascential Software*                                302,700            999
Atmel*                                             195,500          1,306
Avnet                                               69,325          1,261
Axciom*                                            474,600          4,461
Cadence Design System*                             168,600          2,807
Compuware*                                         159,500          1,329
Cree*                                               61,700            912
Cypress Semiconductor*                              96,725          1,437
Diebold                                             46,600          1,776
Electronic Arts*                                   109,600          5,005
Enterasys Networks*                                 95,600            617
Exar*                                              195,675          3,385
Harmonic Lightwaves*                               113,900            923
Harris                                              50,900          1,620
Integrated Circuit Systems*                         84,900          1,085
Integrated Device Technology*                       87,550          1,762
International Rectifier*                            10,000            272
Intersil*                                           39,700          1,108
Keane*                                              48,750            665
Mercury Interactive*                                25,200            480
Micrel*                                             59,100          1,179
Microchip Technology*                               82,800          2,219
Nvidia*                                            101,200          2,780
Plexus*                                             26,200            618
Polycom*                                           205,650          5,012
Powerwave Technologies*                             36,200            432
Rational Software*                                 160,400          1,389
Retek*                                              73,600            929
RF Micro Devices*                                   69,600          1,155
SCI Systems*                                       301,900          5,434
Semtech*                                            42,575          1,208
SunGard Data Systems*                              420,650          9,831
Symantec*                                           56,400          1,955
Synopsys*                                           49,600          1,989
Tech Data*                                          36,700          1,391
TriQuint Semiconductor*                            119,120          1,905
Waters*                                             79,000          2,826
                                                                 --------
                                                                   85,353
                                                                 --------
MATERIALS - 1.1%
Cabot                                               36,690          1,464
Martin Marietta Materials                           31,175          1,219
Sigma-Aldrich                                       29,475          1,332
Vulcan Materials                                    29,200          1,261
                                                                 --------
                                                                    5,276
                                                                 --------

MID CAP CORE FUND (CONTINUED)

DESCRIPTION                               PAR (000)/SHARES    VALUE (000)
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.4%
Alamosa Holdings*                                   68,400       $    947
Broadwing*                                         170,500          2,742
Time Warner Telecommunications, Cl A*              109,100            791
Western Wireless, Cl A*                             36,210          1,223
Williams Communications Group*                     801,475            946
                                                                 --------
                                                                    6,649
                                                                 --------
UTILITIES - 8.8%
AGL Resources                                       38,375            766
American Water Works                                65,700          2,595
Calpine*                                           273,100          6,229
Constellation Energy Group                         104,720          2,534
DPL                                                 48,100          1,170
Dynegy                                             255,550          8,855
Energy East                                         75,400          1,516
Hawaiian Electric Industries                        20,625            804
National Fuel Gas                                   48,600          1,119
Northeast Utilities                                 91,200          1,708
NSTAR                                               33,700          1,412
Potomac Electric Power                              58,535          1,285
Public Service Company of New Mexico                25,900            653
Reliant Resources*                                 453,515          7,341
Scana                                               70,000          1,777
Teco Energy                                         95,800          2,596
UtiliCorp United                                    29,350            822
                                                                 --------
                                                                   43,182
                                                                 --------
TOTAL COMMON STOCKS                                               450,299
                                                                 --------
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bill
   Zero Coupon, 11/08/01                           $ 1,500          1,495
                                                                 --------
TOTAL U.S. TREASURY OBLIGATIONS                                     1,495
                                                                 --------
INVESTMENT COMPANIES - 4.5%
Midcap SPDR TR Unit Ser 1                          277,000         21,925
                                                                 --------
TOTAL INVESTMENT COMPANIES                                         21,925
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 4.1%
First American Prime Obligations Fund (A)       20,011,926         20,012
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              20,012
                                                                 --------
TOTAL INVESTMENTS - 100.3%
   (Cost $519,095)                                                493,731
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - (0.3%) (E)                     (1,247)
                                                                 --------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      85)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP CORE FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                $534,322
Accumulated net investment loss                                        (5)
Accumulated net realized loss on investments                      (16,469)
Net unrealized depreciation of investments                        (25,364)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $492,484
                                                                 --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $82,042,954 and
 2,895,811 shares of capital stock issued
 and outstanding)(F)                                             $  28.33
Maximum sales charge of 5.50%                                        1.65
                                                                 --------
Offering price per share(B)                                      $  29.98
                                                                 --------
CLASS B:
Net asset value and offering price per
 share (net assets of $2,607,874 and
 94,534 shares of capital stock issued
 and outstanding)(C)(F)                                          $  27.59
                                                                 --------
CLASS C:
Net asset value per share (net assets of
 $28 and 1 share of capital stock issued
 and outstanding)(C)(F)                                          $  28.33
Maximum sales charge of 1.00%                                        0.29
                                                                 --------
Offering price per share(D)                                      $  28.62
                                                                 --------

CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $1,483,880 and 52,458 shares of
 capital stock issued and outstanding)(F)                        $  28.29
                                                                 --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $406,349,006 and 13,958,718 shares
 of capital stock issued and outstanding)(F)                     $  29.11
                                                                 --------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 133,920
     Payable upon return of securities loaned              $(133,920)

(F)$.0001 par value and 2 billion authorized shares

Cl - Class

The accompanying notes are an integral part of the financial statements.


(86      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                 (This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS in thousands

                                                            MID CAP      MID CAP                   MID CAP
                                                        GROWTH FUND   VALUE FUND                 CORE FUND
                                                        -----------  -----------    ----------------------
                                                            10/1/00      10/1/00      11/1/00      11/1/99
                                                                 to           to           to           to
                                                            9/30/01      9/30/01      9/30/01     10/31/00
                                                        -----------  -----------    ---------    ---------
INVESTMENT INCOME:
Interest                                                  $   1,822    $   1,002    $   2,296    $   1,795
Dividends                                                     1,435        5,038        2,767        2,246
Less: Foreign taxes withheld                                     (4)          --           (2)          --
Securities lending                                              228          106           59           64
-------------------------------------------------------   ---------    ---------    ---------    ---------
TOTAL INVESTMENT INCOME                                       3,481        6,146        5,120        4,105
=======================================================   =========    =========    =========    =========
EXPENSES:
Investment advisory fees                                      3,313        2,362        3,813        3,763
Administrator and fund accounting fees                          534          380          655          616
Transfer agent fees and expenses                                403          158          209          188
Custodian fees                                                  142          101           59          100
Directors' fees                                                   5            4            1            7
Registration fees                                                 5            3           48           31
Professional fees                                                14           10           49           43
Printing                                                         28           20          107           84
Distribution and shareholder servicing fees - Class A           428           37          229          257
Distribution and shareholder servicing fees - Class B            46          127           16            4
Shareholder servicing fees - Class S                             --           --            1           --
Distribution fees - Class C                                      77           24           --           --
Other                                                             5            6            4           15
-------------------------------------------------------   ---------    ---------    ---------    ---------
TOTAL EXPENSES                                                5,000        3,232        5,191        5,108
=======================================================   =========    =========    =========    =========
Less: Waiver of expenses                                       (188)          (8)        (116)         (81)
-------------------------------------------------------   ---------    ---------    ---------    ---------
TOTAL NET EXPENSES                                            4,812        3,224        5,075        5,027
=======================================================   =========    =========    =========    =========
Investment income (loss) - net                               (1,331)       2,922           45         (922)
-------------------------------------------------------   ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                    (126,340)      28,350       (9,530)     217,428
Net change in unrealized appreciation or depreciation
 of investments                                            (185,161)     (51,162)    (110,074)     (27,891)
-------------------------------------------------------   ---------    ---------    ---------    ---------
NET GAIN (LOSS) ON INVESTMENTS                             (311,501)     (22,812)    (119,604)     189,537
=======================================================   =========    =========    =========    =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $(312,832)   $ (19,890)   $(119,559)   $ 188,615
=======================================================   =========    =========    =========    =========

The accompanying notes are an integral part of the financial statements.


(88      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                        MID CAP                   MID CAP
                                                                                    GROWTH FUND                VALUE FUND
                                                                         ----------------------    ----------------------
                                                                           10/1/00      10/1/99      10/1/00      10/1/99
                                                                                to           to           to           to
                                                                           9/30/01      9/30/00      9/30/01      9/30/00
                                                                         ---------    ---------    ---------    ---------
OPERATIONS:
Investment income (loss) - net                                           $  (1,331)   $  (3,191)   $   2,922    $   2,157
Net realized gain (loss) on investments                                   (126,340)     240,252       28,350      (37,771)
Net change in unrealized appreciation or depreciation of investments      (185,161)      49,305      (51,162)      72,261
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Net increase (decrease) in net assets resulting from operations           (312,832)     286,366      (19,890)      36,647
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       --           --          (95)         (87)
  Class B                                                                       --           --          (21)         (18)
  Class C                                                                       --           --           (4)          (1)
  Class Y                                                                       --           --       (2,673)      (2,180)
Net realized gain on investments(3):
  Class A                                                                  (93,172)     (33,787)          --           --
  Class B                                                                   (1,853)         (89)          --           --
  Class C                                                                   (2,270)        (101)          --           --
  Class Y                                                                 (126,486)     (43,422)          --           --
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Total distributions                                                       (223,781)     (77,399)      (2,793)      (2,286)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                       61,110       82,148        4,892        6,834
  Reinvestment of distributions                                             92,311       33,367           93           84
  Payments for redemptions                                                (107,971)    (103,709)      (4,121)     (14,884)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase (decrease) in net assets from Class A transactions                 45,450       11,806          864       (7,966)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Class B
  Proceeds from sales                                                        3,176        4,213        1,758          662
  Reinvestment of distributions                                              1,820           89           19           19
  Payments for redemptions                                                  (1,406)        (322)      (2,202)      (8,563)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase (decrease) in net assets from Class B transactions                  3,598        3,980         (425)      (7,882)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Class C
  Proceeds from sales                                                        8,014        5,018        2,695        1,162
  Reinvestment of distributions                                              2,263          102            4            1
  Payments for redemptions                                                  (2,679)        (166)        (495)         (30)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase in net assets from Class C transactions                             7,598        4,954        2,204        1,133
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Class S(2)
  Proceeds from sales                                                           --           --           43           --
  Payments for redemptions                                                      --           --           --           --
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase in net assets from Class S transactions                                --           --           43           --
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Class Y(2)
  Proceeds from sales                                                      191,317      147,646      102,985       72,157
  Reinvestment of distributions                                             96,331       32,160        1,102        1,109
  Payments for redemptions                                                (104,958)    (150,018)     (66,529)    (134,167)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase (decrease) in net assets from Class Y transactions                182,690       29,788       37,558      (60,901)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase (decrease) in net assets from capital share transactions          239,328       50,528       40,244      (75,616)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Total increase (decrease) in net assets                                   (297,285)     259,495       17,561      (41,255)
NET ASSETS AT BEGINNING OF PERIOD                                          636,920      377,425      302,621      343,876
======================================================================   =========    =========    =========    =========
NET ASSETS AT END OF PERIOD                                              $ 339,635    $ 636,920    $ 320,182    $ 302,621
======================================================================   =========    =========    =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                 $      --    $      --    $     194    $      65
======================================================================   =========    =========    =========    =========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                     MID CAP
                                                                                                   CORE FUND
                                                                         -----------------------------------
                                                                           11/1/00      11/1/99      11/1/98
                                                                                to           to           to
                                                                           9/30/01     10/31/00     10/31/99
                                                                         ---------    ---------    ---------
OPERATIONS:
Investment income (loss) - net                                           $      45    $    (922)   $    (103)
Net realized gain (loss) on investments                                     (9,530)     217,428       38,420
Net change in unrealized appreciation or depreciation of investments      (110,074)     (27,891)     (27,055)
----------------------------------------------------------------------   ---------    ---------    ---------
Net increase (decrease) in net assets resulting from operations           (119,559)     188,615       11,262
----------------------------------------------------------------------   ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       --           --           --
  Class B                                                                       --           --           --
  Class C                                                                       --           --           --
  Class Y                                                                       --           --           --
Net realized gain on investments(3):
  Class A                                                                  (35,265)      (1,850)      (1,086)
  Class B                                                                     (251)          (3)          --
  Class C                                                                       --           --           --
  Class Y                                                                 (138,433)      (6,917)      (3,772)
----------------------------------------------------------------------   ---------    ---------    ---------
Total distributions                                                       (173,949)      (8,770)      (4,858)
----------------------------------------------------------------------   ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                        5,868        4,908       10,459
  Reinvestment of distributions                                             34,561        1,829        1,072
  Payments for redemptions                                                 (10,599)     (31,499)     (53,329)
----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class A transactions                 29,830      (24,762)     (41,798)
----------------------------------------------------------------------   ---------    ---------    ---------
Class B
  Proceeds from sales                                                        2,876          466          176
  Reinvestment of distributions                                                186            3           --
  Payments for redemptions                                                    (323)         (33)         (51)
----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class B transactions                  2,739          436          125
----------------------------------------------------------------------   ---------    ---------    ---------
Class C
  Proceeds from sales                                                           --           --           --
  Reinvestment of distributions                                                 --           --           --
  Payments for redemptions                                                      --           --           --
----------------------------------------------------------------------   ---------    ---------    ---------
Increase in net assets from Class C transactions                                --           --           --
----------------------------------------------------------------------   ---------    ---------    ---------
Class S(2)
  Proceeds from sales                                                        2,025           --           --
  Payments for redemptions                                                    (344)          --           --
----------------------------------------------------------------------   ---------    ---------    ---------
Increase in net assets from Class S transactions                             1,681           --           --
----------------------------------------------------------------------   ---------    ---------    ---------
Class Y(2)
  Proceeds from sales                                                      399,904      145,630      245,028
  Reinvestment of distributions                                            122,644        6,230        3,350
  Payments for redemptions                                                (315,411)    (218,605)    (358,282)
----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class Y transactions                207,137      (66,745)    (109,904)
----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from capital share transactions          241,387      (91,071)    (151,577)
----------------------------------------------------------------------   ---------    ---------    ---------
Total increase (decrease) in net assets                                    (52,121)      88,774     (145,173)
NET ASSETS AT BEGINNING OF PERIOD                                          544,605      455,831      601,004
======================================================================   =========    =========    =========
NET ASSETS AT END OF PERIOD                                              $ 492,484    $ 544,605    $ 455,831
======================================================================   =========    =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                 $      (5)   $      (5)   $    (775)
======================================================================   =========    =========    =========

(1)See Note 4 in Notes to Financial Statements for additional information.

(2)On September 24, 2001, Class Y and Institutional Class of Mid Cap Core Fund were redesignated as Class S and Class Y, respectively.

(3)Includes distributions in excess of net realized gains of $1,793 and $4,952 for the period ended September 30, 2001 for Mid Cap Growth Fund and Mid Cap Core Fund, respectively.

The accompanying notes are an integral part of the financial statements.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      89)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED     DIVIDENDS
                          VALUE              NET      GAINS OR      FROM NET   DISTRIBUTIONS
                      BEGINNING       INVESTMENT   (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD    INCOME (LOSS)   INVESTMENTS        INCOME   CAPITAL GAINS
                     ----------    -------------  ------------    ----------   -------------
MID CAP GROWTH FUND(2)
Class A
 2001(3)              $  18.88        $ (0.04)        $ (6.36)      $    --        $ (6.85)
 2000                    12.87          (0.12)           8.80            --          (2.67)
 1999                    11.80          (0.07)           3.40            --          (2.26)
 1998                    15.25          (0.09)          (1.80)           --          (1.56)
 1997                    13.86          (0.08)           2.72            --          (1.25)
Class B
 2001(3)              $  18.51        $ (0.10)        $ (6.15)      $    --        $ (6.85)
 2000                    12.75          (0.16)           8.59            --          (2.67)
 1999                    11.78          (0.10)           3.33            --          (2.26)
 1998(4)                 13.86          (0.01)          (2.07)           --             --
Class C
 2001(3)              $  18.61        $ (0.09)        $ (6.21)      $    --        $ (6.85)
 2000                    12.80          (0.14)           8.62            --          (2.67)
 1999(6)                 12.43          (0.06)           0.43            --             --
Class S
 2001(3)(7)           $   5.53        $    --         $  0.10       $    --        $    --
Class Y
 2001(3)              $  19.14        $ (0.02)        $ (6.48)      $    --        $ (6.85)
 2000                    12.99          (0.08)           8.90            --          (2.67)
 1999                    11.87          (0.03)           3.41            --          (2.26)
 1998                    15.29          (0.04)          (1.82)           --          (1.56)
 1997(5)                 12.54          (0.01)           2.76            --             --
-------               --------        -------         -------       -------        -------
MID CAP VALUE FUND
Class A
 2001(3)              $  14.62        $  0.10         $ (0.88)      $ (0.10)       $    --
 2000                    12.95           0.08            1.67         (0.08)            --
 1999                    15.04           0.10            1.26         (0.10)         (3.35)
 1998                    24.19           0.07           (6.41)        (0.07)         (2.74)
 1997                    20.41           0.11            6.98         (0.11)         (3.20)
Class B
 2001(3)              $  14.28        $ (0.01)        $ (0.88)      $ (0.02)       $    --
 2000                    12.67           0.02            1.61         (0.02)            --
 1999                    14.80           0.04            1.22         (0.04)         (3.35)
 1998                    23.96          (0.01)          (6.41)           --          (2.74)
 1997                    20.31           0.02            6.85         (0.02)         (3.20)
Class C
 2001(3)              $  14.55        $ (0.01)        $ (0.89)      $ (0.02)       $    --
 2000                    12.92           0.02            1.63         (0.02)            --
 1999(6)                 13.69           0.06           (0.78)        (0.05)            --
Class S
 2001(3)(7)           $  13.31        $  0.01         $  0.42       $    --        $    --
Class Y
 2001(3)              $  14.68        $  0.14         $ (0.92)      $ (0.13)       $    --
 2000                    12.99           0.11            1.69         (0.11)            --
 1999                    15.05           0.12            1.30         (0.13)         (3.35)
 1998                    24.21           0.14           (6.43)        (0.13)         (2.74)
 1997                    20.43           0.16            6.98         (0.16)         (3.20)
-------               --------        -------         -------       -------        -------

(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)The financial highlights for the Mid Cap Growth Fund as set forth herein include the historical financial highlights of the Piper Emerging Growth Fund Class A shares and Class Y shares. The assets of the Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund on August 7, 1998. In connection with such acquisition, (i) Class A shares of the Piper Emerging Growth Fund were exchanged for Class A shares of the Mid Cap Growth Fund, (ii) Class Y shares of the Piper Emerging Growth Fund were exchanged for Class Y shares of the Mid Cap Growth Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank National Association.
(3)Per share data calculated using average shares outstanding method.
(4)Class B shares have been offered since August 7, 1998. All ratios for the period have been annualized, except total return.
(5)Class Y shares have been offered since February 18, 1997. All ratios for the period have been annualized, except total return.
(6)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, exept total return.
(7)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.


(90      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                RATIO OF        RATIO OF NET
                                                             RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                      RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                     NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL         END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD       RETURN(1)    PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------     -----------    ------------   -----------    -------------    -----------    ----------------   ---------


  $  5.63         (49.38)%      $102,837          1.15%           (0.40)%         1.19%            (0.44)%          264%
    18.88          76.44         264,570          1.15            (0.70)          1.17             (0.72)           217
    12.87          31.69         165,072          1.14            (0.48)          1.19             (0.53)            94
    11.80         (13.05)        188,763          1.18            (0.60)          1.34             (0.76)            39
    15.25          21.04         274,799          1.23            (0.55)          1.39             (0.71)            51

  $  5.41         (49.65)%      $  3,518          1.90%           (1.17)%         1.94%            (1.21)%          264%
    18.51          75.14           4,812          1.90            (1.45)          1.92             (1.47)           217
    12.75          30.66             360          1.89            (1.26)          1.98             (1.35)            94
    11.78         (15.01)             17          1.87            (1.12)          1.87             (1.12)            39

  $  5.46         (49.73)%      $  6,246          1.91%           (1.17)%         1.95%            (1.21)%          264%
    18.61          75.10           5,971          1.90            (1.45)          1.92             (1.47)           217
    12.80           3.06             466          1.89             1.27           1.98              1.18             94

  $  5.63           1.81%       $     --          0.00%            0.00%          0.00%             0.00%           264%

  $  5.79         (49.22)%      $227,035          0.90%           (0.17)%         0.94%            (0.21)%          264%
    19.14          76.88         361,567          0.90            (0.46)          0.92             (0.48)           217
    12.99          31.97         211,527          0.89            (0.25)          0.96             (0.32)            94
    11.87         (12.79)         73,356          0.87            (0.27)          0.87             (0.27)            39
    15.29          21.93          59,393          0.87            (0.16)          0.87             (0.16)            51
  -------         ------        --------          ----            -----           ----             -----            ---


  $ 13.74          (5.41)%      $ 13,583          1.15%            0.67%          1.15%             0.67%           104%
    14.62          13.58          13,568          1.15             0.53           1.19              0.49            141
    12.95           8.03          20,148          1.15             0.63           1.18              0.60            121
    15.04         (28.83)         29,261          1.14             0.43           1.14              0.43            135
    24.19          39.93          35,207          1.14             0.58           1.15              0.57             82

  $ 13.37          (6.21)%      $ 11,311          1.90%           (0.08)%         1.90%            (0.08)%          104%
    14.28          12.85          12,495          1.90            (0.22)          1.94             (0.26)           141
    12.67           7.38          19,072          1.90            (0.13)          1.93             (0.16)           121
    14.80         (29.40)         31,276          1.89            (0.31)          1.89             (0.31)           135
    23.96          38.81          36,649          1.90            (0.18)          1.90             (0.18)            82

  $ 13.63          (6.17)%      $  3,312          1.90%           (0.04)%         1.90%            (0.04)%          104%
    14.55          12.81           1,430          1.90            (0.15)          1.93             (0.18)           141
    12.92          (5.25)            164          1.90             0.29           1.93              0.26            121

  $ 13.74           3.23%       $     44          0.85%            5.19%          0.85%             5.19%           104%

  $ 13.77          (5.37)%      $291,932          0.90%            0.92%          0.90%             0.92%           104%
    14.68          13.94         275,128          0.90             0.79           0.94              0.75            141
    12.99           8.47         304,492          0.90             0.89           0.93              0.86            121
    15.05         (28.65)        418,041          0.89             0.69           0.89              0.69            135
    24.21          40.25         509,308          0.89             0.82           0.90              0.81             82
  -------         ------        --------          ----            -----           ----             -----            ---


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      91)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED    DIVIDENDS
                          VALUE             NET       GAINS OR     FROM NET    DISTRIBUTIONS
                      BEGINNING      INVESTMENT    (LOSSES) ON   INVESTMENT             FROM
                      OF PERIOD   INCOME (LOSS)    INVESTMENTS       INCOME    CAPITAL GAINS
                     ----------   -------------    -----------    ---------    -------------
MID CAP CORE FUND(2)
Class A
 2001(6)(7)           $  54.63        $ (0.06)        $ (8.40)        $ --         $ (17.84)
 2000(6)                 37.80          (0.18)          17.80           --            (0.79)
 1999(6)                 37.59          (0.08)           0.60           --            (0.31)
 1998(6)                 44.36          (0.24)          (2.07)          --            (4.46)
 1997                    41.38          (0.20)           8.44           --            (5.26)
Class B
 2001(6)(7)           $  53.97        $ (0.29)        $ (8.25)        $ --         $ (17.84)
 2000(6)                 37.63          (0.53)          17.66           --            (0.79)
 1999(5)(6)              37.57          (0.23)           0.29           --               --
Class C
 2001(3)(6)           $  27.40        $  0.00         $  0.93         $ --         $     --
Class S
 2001(4)(6)           $  35.75        $ (0.06)        $ (7.40)        $ --         $     --
Class Y
 2001(6)(7)           $  55.52        $  0.02         $ (8.59)        $ --         $ (17.84)
 2000(6)                 38.32          (0.05)          18.04           --            (0.79)
 1999(6)                 38.01           0.02            0.60           --            (0.31)
 1998(6)                 44.70          (0.14)          (2.09)          --            (4.46)
 1997                    41.58          (0.11)           8.49           --            (5.26)
-------               --------        -------         -------         ----         --------

(1)Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.
(2)The financial highlights for the Mid Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Core Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(4)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
(5)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.
(6)Per share data calculated using average shares outstanding method.
(7)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.


(92      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD      RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------     -----------    ------------    -----------    -------------    -----------   -----------------   ---------


 $  28.33         (20.00)%      $ 82,043          1.20%           (0.19)%         1.22%            (0.21)%          204%
    54.63          47.23         108,326          1.20            (0.38)          1.22             (0.40)           205
    37.80           1.31          95,758          1.19            (0.21)          1.21             (0.23)           140
    37.59          (5.91)        136,146          1.13            (0.57)          1.20             (0.64)            77
    44.36          22.18         147,396          1.12            (0.50)          1.20             (0.58)            97

 $  27.59         (20.60)%      $  2,606          1.94%           (0.95)%         1.97%            (0.98)%          204%
    53.97          46.13             666          1.95            (1.13)          1.97             (1.15)           205
    37.63           0.16             126          1.95            (0.89)          1.97             (0.91)           140

 $  28.33           3.39%       $     --          0.00%            0.00%          0.00%             0.00%           204%

 $  28.29         (20.87)%      $  1,484          1.19%           (0.24)%         1.23%            (0.28)%          204%

 $  29.11         (19.84)%      $406,349          0.95%            0.06%          0.97%             0.04%           204%
    55.52          47.56         435,613          0.95            (0.13)          0.97             (0.15)           205
    38.32           1.56         359,947          0.94             0.04           0.96              0.02            140
    38.01          (5.66)        464,858          0.88            (0.32)          0.95             (0.39)            77
    44.70          22.44         569,028          0.87            (0.25)          0.95             (0.33)            97
 --------         ------        --------          ----            -----           ----             -----            ---


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      93)

STATEMENTS OF NET ASSETS September 30, 2001

MICRO CAP FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 23.9%
4Kids Entertainment*                               140,100        $ 2,788
ACT Teleconferencing*                               25,400            211
Alliance Atlantis Communication, Cl B*             341,400          3,312
Briazz*                                            215,500            259
Career Education*                                   71,500          3,933
Championship Auto Racing*                          204,000          2,836
Champps Entertainment*                             212,000          1,495
Cheap Tickets*                                      74,500          1,221
Christopher & Banks*                               110,700          3,333
Corinthian Colleges*                               245,600          8,279
Cost Plus*                                          67,000          1,230
Electronics Boutique & Holdings*                    59,100          1,593
Gaiam*                                             168,300          2,649
Galyan's Trading*                                   72,700            776
Goody's Family Clothing*                            92,700            283
Gymboree*                                          380,600          2,474
JAKKS Pacific*                                     261,400          3,529
Landry's Restaurants                               142,800          2,113
Midway Games*                                      265,400          3,214
O'Charley's*                                       106,900          1,833
OshKosh B'Gosh                                     129,075          3,356
Prime Hospitality*                                 125,800          1,107
ProsoftTraining.com*                               142,700             91
Recoton*                                           213,700          2,639
Regent Communication*                              206,100          1,241
Saga Communications*                               116,050          2,009
School Specialty*                                   10,600            324
Steiner Leisure*                                    41,800            669
Steven Madden*                                     119,900          1,217
Too*                                                85,000          1,784
Ultimate Electronics*                              206,500          3,583
University of Phoenix Online*                      240,450          7,444
ValueVision International*                         232,800          3,003
                                                                  -------
                                                                   75,828
                                                                  -------
CONSUMER STAPLES - 0.5%
Monterey Pasta*                                     88,200            560
Natures Sunshine Product                            87,900          1,006
                                                                  -------
                                                                    1,566
                                                                  -------
ENERGY - 2.8%
Headwaters*                                        343,700          3,781
Horizon Offshore*                                   77,600            473
Ishares DJ US Energy*                              105,400          4,629
                                                                  -------
                                                                    8,883
                                                                  -------
FINANCIALS - 9.5%
Alexandria Real Estate Equities                     24,600            970
American Financial Holdings                         78,700          1,932
American Home Mortgage Holdings                     52,200            911
Bedford Property Investors                          44,900            909
CBL & Associates Properties                         29,500            804
Dime Community Bancshares                          104,550          2,647
East West Bancorp                                  108,300          2,533
EastGroup Properties                                40,900            896
Efunds*                                             21,700            361
Euronet Services*                                  369,700          4,085
First Financial Holdings                            33,400            767
Flagstar Bancorp                                    35,500            820
Hilb, Rogal & Hamilton*                             21,100            962
LandAmerica Financial Group                         84,700          2,816

MICRO CAP FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Local Financial*                                    10,500        $   140
Macatawa Bank                                      121,400          2,027
Nextcard*                                          341,000          2,172
Parkway Properties                                  27,450            892
Philadelphia Consolidated Holding*                  51,100          1,775
Staten Island Bancorp                               72,000          1,775
                                                                  -------
                                                                   30,194
                                                                  -------
HEALTH CARE - 14.3%
1-800 Contacts*                                     70,025            861
Amsurg, Cl A*                                       88,900          2,449
Array Biopharma*                                   543,400          4,901
Bone Care International*                           150,000          2,919
Carriage Services*                                 355,700          2,348
CIMA Labs*                                          64,300          3,906
Cyberonics*                                        165,200          2,604
D & K Healthcare Resources                          28,100          1,346
Davita*                                            176,000          3,582
First Horizon Pharmaceutical*                      126,150          3,284
Haemonetics*                                        47,800          1,654
Icon ADR*                                           51,300          1,703
Medcath*                                           196,200          3,169
Meridian Medical*                                    8,400            158
MGI Pharma*                                         69,500            929
Osteotech*                                         442,700          1,563
Packard Bioscience*                                303,100          2,398
Select Medical*                                    276,800          4,360
United Surgical Partners*                           57,750          1,184
                                                                  -------
                                                                   45,318
                                                                  -------
INDUSTRIALS - 8.8%
Allied Research*                                    77,700          1,205
Applied Signal Technology                           29,400            260
Arkansas Best*                                     155,200          3,214
Armor Holdings*                                     21,100            418
Astropower*                                         21,100            728
Covenant Transport*                                135,800          1,277
DiamondCluster, Cl A*                               63,500            623
DRS Technologies*                                  103,700          3,604
EDO                                                 21,100            607
Exult*                                             343,700          4,018
Frontier Airlines*                                  54,650            453
Keith Companies*                                   165,500          1,513
Landstar*                                           41,900          2,682
Mesa Air Group*                                    301,700            984
OshKosh Truck                                       42,400          1,536
RailAmerica*                                       250,582          3,132
RMH Teleservices*                                  135,100          1,452
                                                                  -------
                                                                   27,706
                                                                  -------
INFORMATION TECHNOLOGY - 30.8%
Actel*                                             175,200          3,112
Advanced Power Technology*                         117,800          1,190
Aeroflex*                                          390,650          4,297
Applied Films*                                      17,100            286
APW Limited*                                       346,800          1,450
AmerisSoft*                                        212,600            149
AXT*                                               259,600          2,752
Braun Consulting*                                  196,100            706
Celeritek*                                         138,300          1,636
Concurrent Computers*                              794,200          7,211
Duraswitch Industries*                             118,200          1,187
Forrester Research*                                 68,100          1,131

The accompanying notes are an integral part of the financial statements.


(94      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Genesis Microchip*                                 102,300       $  2,879
Genroco*                                           415,178             17
Genroco Warrants*                                  103,794             --
Inforte*                                            55,700            558
Integrated Silicon Solution*                       274,500          2,358
Interplay Entertainment*                           295,000            124
IXYS*                                              254,750          1,516
Lantronix*                                         706,500          4,310
Mechanical Dynamics*                                69,400            587
Moldflow*                                          126,800          1,074
Monolithic System Technology*                       84,100            734
Nuance Communications*                             281,700          1,831
Oak Technology*                                    365,800          2,853
Optimal Robotics*                                  105,900          2,595
OTG Software*                                       50,900            283
Overland Data*                                     398,000          2,742
Pericom Semiconductor*                             140,050          1,947
Photronics*                                         94,500          1,744
Pixelworks*                                        212,700          2,680
Planar Systems*                                     76,100          1,530
Qualstar*                                          345,000          1,977
Read-Rite*                                         600,200          1,771
Sage*                                              206,200          3,145
Seachange International*                           129,925          2,270
Secure Computing*                                  125,100          1,218
Silicon Image*                                     356,000            744
Speechworks International*                         349,500          1,723
Take-Two Interactive Software*                     773,200          5,467
Talx                                               151,690          3,231
Tanning Technology*                                173,900            591
THQ*                                                28,500          1,230
Three Five Systems*                                130,700          2,083
Tridium, Cl B*                                   2,785,000          1,269
Tridium Warrant*                                   205,000             54
TTM Technologies*                                   80,500            497
ViaSat*                                            378,900          6,760
VideoPropulsion*                                   809,856             49
Websense*                                          132,500          1,444
Zamba*                                             455,000            196
Zomax*                                             209,400          1,137
Zoran*                                             124,600          3,018
                                                                 --------
                                                                   97,343
                                                                 --------
MATERIALS - 1.8%
Ivex Packaging*                                    326,900          5,574
                                                                 --------
                                                                    5,574
                                                                 --------
TELECOMMUNICATION SERVICES - 2.1%
Airgate PCS*                                        84,600          3,758
Lexent*                                             71,600            519
Ubiquitel*                                         303,700          2,451
                                                                 --------
                                                                    6,728
                                                                 --------
TOTAL COMMON STOCKS                                               299,140
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 5.0%
First American Prime Obligations Fund (A)       15,814,002         15,814
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              15,814
                                                                 --------
TOTAL INVESTMENTS - 99.5%
   (Cost $335,583)                                                314,947
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - 0.5% (E)                        1,582
                                                                 --------

MICRO CAP FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS
Portfolio capital                                                $344,919
Accumulated net investment loss                                        (3)
Accumulated net realized loss on investments and
 options written                                                   (7,751)
Net unrealized depreciation of investments                        (20,636)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $316,529
                                                                 --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $45,233,153 and
 2,678,010 shares of capital stock issued
 and outstanding)(F)                                             $  16.89
Maximum sales charge of 5.50%                                        0.98
                                                                 --------
Offering price per share (B)                                     $  17.87
                                                                 --------
CLASS B:
Net asset value and offering price per
 share (net assets of $3,164,937 and
 192,521 shares of capital stock issued
 and outstanding)(C)(F)                                          $  16.44
                                                                 --------
CLASS C:
Net asset value per share (net assets of
 $549 and 32 shares of capital stock
 issued and outstanding) (C)(F)                                  $  16.90
Maximum sales charge of 1.00%                                        0.17
                                                                 --------
Offering price per share (D)                                     $  17.07
                                                                 --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $2,014,459 and 119,270 shares of
 capital stock issued and outstanding)(F)                        $  16.89
                                                                 --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $266,115,427 and 15,310,783 shares
 of capital stock issued and outstanding)(F)                     $  17.38
                                                                 --------

*Non-income producing security

(A)This money market fund is advised by U.S.Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $  26,136
     Payable upon return of securities loaned                $ (26,136)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt

Cl - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      95)

STATEMENTS OF NET ASSETS September 30, 2001

SMALL CAP GROWTH FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 90.4%
CONSUMER DISCRETIONARY - 18.7%
4Kids Entertainment*                                58,450        $ 1,163
Action Performance*                                 99,350          1,809
Anchor Gaming*                                      25,500          1,058
Borders Group*                                     198,900          3,809
Buca*                                              249,950          2,804
Career Education*                                   51,050          2,808
Cheesecake Factory*                                 48,600          1,164
Chico's FAS*                                       106,450          2,507
Christopher & Banks*                                65,900          1,984
Corinthian Colleges*                                83,100          2,801
Direct Focus*                                      106,400          2,117
Electronics Boutique Holdings*                      80,350          2,165
Freds, Cl A                                        173,750          4,552
Genesco*                                           150,350          2,443
Group 1 Automotive*                                 70,800          1,880
Harman International                                69,500          2,328
Hot Topic*                                          91,400          2,294
Insight Communications*                            146,200          2,690
Michaels Stores*                                    67,800          2,477
Panera Bread, Cl A*                                112,700          3,943
Radio One, Cl D*                                   110,550          1,276
Reebok*                                            158,600          3,283
Ruby Tuesday                                        78,350          1,230
Six Flags*                                         242,950          2,971
Sonic Automotive*                                   85,850          1,168
Sonic*                                              96,050          2,912
Spanish Broadcasting*                              177,350          1,257
Steiner Leisure*                                    84,000          1,344
Tommy Hilfiger*                                     50,900            456
Too*                                                87,500          1,837
United Rentals*                                    126,500          2,194
ValueVision International*                         104,500          1,348
                                                                  -------
                                                                   70,072
                                                                  -------
CONSUMER STAPLES - 0.7%
Duane Reade*                                        85,950          2,579
                                                                  -------
                                                                    2,579
                                                                  -------
ENERGY - 3.0%
Frontier Oil                                       123,700          2,121
Headwaters*                                        174,600          1,921
Key Energy Services*                               247,300          1,573
Spinnaker Exploration*                             247,300          1,574
Universal Compression Holdings*                     88,900          2,000
WH Energy Services*                                144,400          2,030
                                                                  -------
                                                                   11,219
                                                                  -------
FINANCIALS - 8.9%
Affiliated Managers Group*                          45,200          2,568
Alliance Data Systems*                             144,950          2,355
Americredit*                                        50,200          1,587
Banknorth Group                                    121,000          2,701
Commerce Bancorp                                    39,350          2,676
Corrections Corporation of America*                158,800          2,090
Doral Financial                                     93,750          3,638
East West Bancorp                                  136,700          3,197
Eaton Vance                                         45,400          1,423
Efunds*                                            218,300          3,635
Espeed, Cl A*                                      216,400            649
Metris                                              48,350          1,197
New York Community Bancorp                          93,700          2,175

SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Southwest Bancorp of Texas*                         42,200        $ 1,255
Webster Financial                                   70,200          2,314
                                                                  -------
                                                                   33,460
                                                                  -------
HEALTH CARE - 25.6%
Advance PCS*                                        21,800          1,565
AmerisourceBergen*                                 108,410          7,692
Apogent Technologies*                              122,150          2,919
Apria Healthcare*                                  161,400          4,180
Caremark Rx*                                       523,600          8,734
Covance*                                           102,850          1,842
Curagen*                                            81,200          1,567
Davita*                                            217,150          4,419
Enzon*                                              24,250          1,237
Lifecore Biomedical*                                51,800            657
Lifepoint Hospitals*                                29,300          1,282
Luminex                                            145,600          2,924
Maximus*                                            59,100          2,348
Medcath*                                            19,200            310
Myriad Genetics*                                    77,950          2,388
Noven Pharmaceuticals*                             152,350          2,758
Ocular Sciences*                                    83,450          1,690
Orasure Technologies*                               90,550            928
Pediatrix Medical Group*                            70,550          2,878
Pharmaceutical Resources*                           69,750          2,494
Priority Healthcare, Cl B*                         172,950          4,151
Rehabacare Group*                                   58,100          2,528
Renal Care*                                        108,850          3,349
Respironics*                                       126,500          4,498
Sangstat Medical*                                  112,850          2,078
Select Medical*                                    214,100          3,372
Service Corporation International*                 399,350          2,404
STERIS*                                             69,500          1,366
Surmodics*                                          45,150          1,804
Syncor International*                               39,400          1,254
Tanox*                                             243,700          3,589
Techne*                                              9,700            286
Thoratec Labs*                                      97,750          1,617
Triad Hospitals*                                    87,650          3,103
Urologix*                                          158,100          2,150
XOMA Limited*                                      412,900          3,481
                                                                  -------
                                                                   95,842
                                                                  -------
INDUSTRIALS - 12.5%
Armor Holdings*                                    118,000          2,336
Atlantic Coast Airline Holdings*                   118,200          1,572
BE Aerospace*                                      173,150          1,316
Corporate Executive Board*                          73,550          1,918
DAL-Tile International*                            242,000          3,724
DiamondCluster, Cl A*                               97,750            960
Education Management*                               65,600          1,992
Elcor                                              177,850          3,829
Insituform Technology, Cl A*                        98,500          1,680
Ionics*                                             59,400          1,313
Joy Global*                                        120,300          1,787
Keith Companies*                                   209,850          1,918
Oshkosh Truck                                       56,900          2,061
Pemstar*                                           273,650          3,147
Stericycle*                                         63,250          2,636
Surebeam*                                          256,900          2,132
Swift Transportation*                              151,950          2,690
Sylvan Learning System*                             88,850          2,035
The Profit Recovery Group*                         194,850          1,906

The accompanying notes are an integral part of the financial statements.


(96      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Valence Technology*                                498,200       $  1,764
Waste Connections*                                  89,500          2,417
Yellow*                                             89,050          1,811
                                                                 --------
                                                                   46,944
                                                                 --------
INFORMATION TECHNOLOGY - 17.4%
Actuate Software*                                  365,100          1,530
Anaren Microwave*                                  156,250          2,555
Axciom*                                            220,700          2,075
Centillium Communications*                         404,450          2,451
DSP Group*                                          95,700          1,909
Integrated Circuit Systems*                        193,050          2,467
Intercept Group*                                    60,950          2,039
Intermagnetics General                              91,351          2,125
Kopin*                                             226,400          2,361
Lantronix*                                         315,700          1,926
Measurement Specialties*                            82,450            815
Microsemi*                                         114,700          2,988
Microtune*                                         195,650          2,230
MKS Instruments*                                    88,000          1,562
Multilink Technologies*                            188,200            973
Mykrolis*                                          217,150          1,948
02Micro International*                             218,450          2,873
Perot Systems, Cl A*                               197,850          3,195
Plato Learning*                                     92,450          2,232
Power Integrations*                                161,550          2,943
Powerwave Technologies*                            188,700          2,249
Renaissance Learning*                               50,200          1,652
S1 Corporation*                                    301,400          2,550
Stellent*                                          230,300          3,316
Titan*                                             126,150          2,473
TriQuint Semiconductor*                            152,950          2,446
TriZetto*                                          242,450          2,134
Varian Semiconductor Equipment*                     64,950          1,679
Virata*                                            333,900          3,332
                                                                 --------
                                                                   65,028
                                                                 --------
MATERIALS - 2.0%
Ball                                                35,900          2,150
Cambrex                                             50,700          1,700
OM Group                                            36,725          2,020
Stillwater Mining*                                  75,850          1,526
                                                                 --------
                                                                    7,396
                                                                 --------
TELECOMMUNICATIONS - 1.6%
Airgate PCS*                                        63,300          2,812
Alamosa Holdings*                                  144,900          2,007
Lexent*                                            147,750          1,071
                                                                 --------
                                                                    5,890
                                                                 --------
TOTAL COMMON STOCKS                                               338,430
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 2.1%
First American Prime Obligations Fund (A)        7,696,185          7,696
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                               7,696
                                                                 --------
TOTAL INVESTMENTS - 92.5%
   (Cost $399,781)                                                346,126
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - 7.5% (E)                       28,091
                                                                 --------

SMALL CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS
Portfolio capital                                                $500,913
Accumulated net realized loss on investments                      (73,041)
Net unrealized depreciation of investments                        (53,655)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $374,217
                                                                 --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $31,913,370 and
 2,829,384 shares of capital stock issued
 and outstanding)(F)                                             $  11.28
Maximum sales charge of 5.50%                                        0.66
                                                                 --------
Offering price per share (B)                                     $  11.94
                                                                 --------
CLASS B:
Net asset value and offering price per
 share (net assets of $5,008,934 and
 479,813 shares of capital stock issued
 and outstanding)(C)(F)                                          $  10.44
                                                                 --------
CLASS C:
Net asset value per share (net assets of
 $6,377,964 and 578,706 shares of
 capital stock issued and outstanding)(C)(F)                     $  11.02
Maximum sales charge of 1.00%                                        0.11
                                                                 --------
Offering price per share(D)                                      $  11.13
                                                                 --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $11 and 1 share of capital stock
 issued and outstanding)(F)                                      $  11.28
                                                                 --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $330,917,100 and 28,775,417 shares
 of capital stock issued and outstanding)(F)                     $  11.50
                                                                 --------

*Non-Income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Receivable for securities sold                          $ 29,511
     Collateral received for securities loaned, at value     $ 75,006
     Payable upon return of securities loaned                $(75,006)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt

Cl - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      97)

STATEMENTS OF NET ASSETS September 30, 2001

SMALL CAP VALUE FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 89.8%
CONSUMER DISCRETIONARY - 15.6%
Applebee's International                            29,900        $   882
Ashworth*                                          452,100          2,595
Buca*                                              168,700          1,893
D.R. Horton                                        373,564          7,793
Dura Automotive Systems*                           597,150          4,299
Lodgenet Entertainment*                            452,200          4,970
Matthews International, CI A                       131,400          2,899
O'Charley's*                                       210,500          3,610
Pomeroy Computer Resources*                        173,800          2,094
Regis                                              473,350          9,921
School Specialty*                                  227,500          6,952
Sport-Haley*                                       231,000            584
Stanley Furniture*                                 283,200          6,831
Steiner Leisure*                                   310,000          4,960
Timberland*                                        130,400          3,534
Topps*                                             806,150          7,739
Tower Automotive*                                  534,300          3,831
                                                                  -------
                                                                   75,389
                                                                  -------
CONSUMER STAPLES - 1.3%
Suiza Foods*                                        99,100          6,257
                                                                  -------
                                                                    6,257
                                                                  -------
ENERGY - 9.0%
Core Laboratories N.V.*                            386,500          4,970
Evergreen Resources*                               163,600          5,554
Forest Oil*                                        305,500          7,576
Houston Exploration*                               133,900          3,321
Newfield Exploration*                              278,800          8,141
Newpark Resources*                                 536,400          3,621
Pride International*                               151,900          1,580
Stone Energy*                                      178,811          5,758
Veritas DGC*                                       289,350          3,226
                                                                  -------
                                                                   43,747
                                                                  -------
FINANCIALS - 29.5%
American Capital Strategies                        125,400          3,435
American Financial Group                           180,500          4,007
Astoria Financial                                  126,600          7,502
Berkley (W.R.)                                     103,900          4,987
Cadiz*                                             583,200          4,998
Chelsea Property Group, REIT                       126,000          5,727
City National                                       82,100          3,543
Community First Bankshares                         340,100          8,169
Cullen/Frost Bankers                               217,500          5,862
Dime Bancorp*                                      264,900             66
E*Trade Group*                                     278,900          1,687
First Republic Bank*                               318,550          7,311
Greater Bay Bancorp                                 75,100          1,748
Highwoods Properties, REIT                         200,700          4,967
Horace Mann Educators                              173,600          3,064
Lexington Corporate Properties, REIT               187,886          2,753
Markel*                                             18,500          3,608
Medallion Financial                                 88,100            727
Metris                                             101,750          2,518
Mutual Risk Management                             208,600          1,585
National Commerce Bancorporation                   398,700         10,406
Philadelphia Consolidated Holding*                 167,300          5,812
Phoenix Companies*                                 184,700          2,669
Protective Life                                    292,000          8,468
Radian Group                                       458,668         17,659

SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Roslyn Bancorp                                     419,850       $  7,771
Sterling Bancshares                                223,200          2,951
TCF Financial                                      186,400          8,586
Trenwick Group                                      86,400            702
                                                                 --------
                                                                  143,288
                                                                 --------
HEALTH CARE - 7.2%
ATS Medical*                                       607,450          2,430
Cooper                                             109,200          5,121
Hooper Holmes                                      267,600          1,670
Lifecore Biomedical*                               147,500          1,872
Mentor                                             186,200          4,711
Osteotech*                                         206,400            729
PolyMedica*                                        160,700          2,454
Renal Care*                                        369,600         11,373
Res-Care*                                          320,000          2,880
Respironics*                                        46,200          1,643
                                                                 --------
                                                                   34,883
                                                                 --------
INDUSTRIALS - 17.8%
Alliant Techsystems*                                85,350          7,306
Astec Industries*                                  379,300          4,935
C&D Technologies                                   116,200          2,138
Catalytica*                                         95,665            733
Dollar Thrifty Automotive*                         313,300          3,117
L.B. Foster, CI A*                                 254,000          1,029
ITT Educational Services*                           54,600          1,747
Landstar*                                           38,700          2,477
Learning Tree*                                     254,850          5,173
MagneTek*                                          542,487          4,980
Moog, Cl A*                                        302,400          6,825
NCO Group*                                         708,000          9,685
On Assignment*                                     255,250          4,104
Park Ohio Holdings*                                270,317            824
Pentair                                            137,200          4,222
Rayovac*                                           582,050          8,876
Simpson Manufacturing*                              37,350          1,980
SPX*                                                76,700          6,358
Teletech Holdings*                                 370,600          2,894
Tredegar Industries                                110,600          1,880
Valassis Communications*                           160,500          5,122
                                                                 --------
                                                                   86,405
                                                                 --------
INFORMATION TECHNOLOGY - 6.7%
Actel*                                             230,600          4,095
APW Limited*                                       261,100          1,091
Braun Consulting*                                  215,500            776
Carreker*                                          135,700          1,030
DMC Stratex Networks*                              220,300          1,137
Evolving Systems*                                  381,500            389
FSI International*                                 224,200          2,233
Innovex*                                           414,300            576
JDA Software*                                      263,900          3,468
Mykrolis*                                          198,100          1,777
Proquest*                                          263,900          8,682
Radisys*                                           202,400          2,429
Rainbow Technologies*                              287,100          1,005
REMEC*                                             127,750          1,013
SONICblue*                                         156,900            171
Verity*                                            278,000          2,808
Zamba*                                              66,100             28
                                                                 --------
                                                                   32,708
                                                                 --------

The accompanying notes are an integral part of the financial statements.


(98      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
UTILITIES - 2.7%
NSTAR                                              175,000       $  7,333
Unisource Energy Holding                           397,900          5,571
                                                                 --------
                                                                   12,904
                                                                 --------
TOTAL COMMON STOCKS                                               435,579
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 10.3%
First American Prime Obligations Fund(A)        50,020,295         50,020
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              50,020
                                                                 --------
TOTAL INVESTMENTS - 100.1%
   (Cost $480,014)                                                485,599
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - (0.1%)(E)                        (271)
                                                                 --------
NET ASSETS
Portfolio capital                                                $412,297
Accumulated net realized gain on investments                       67,446
Net unrealized appreciation of investments                          5,585
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $485,328
                                                                 --------
CLASS A:
Net asset value and redemption price per share (net assets
 of $34,291,712 and 2,559,602 shares of capital stock
 issued and outstanding)(F)                                      $  13.40
Maximum sales charge of 5.50%                                        0.78
                                                                 --------
Offering price per share(B)                                      $  14.18
                                                                 --------
CLASS B:
Net asset value and offering price per share (net assets
 of $12,391,788 and 952,846 shares of capital stock
 issued and outstanding)(C)(F)                                   $  13.01
                                                                 --------
CLASS C:
Net asset value per share (net assets of $4,547,448
 and 346,465 shares of capital stock issued and
 outstanding)(C)(F)                                              $  13.13
Maximum sales charge of 1.00%                                        0.13
                                                                 --------
Offering price per share(D)                                      $  13.26
                                                                 --------
CLASS S:
Net asset value, offering price and redemption price
 per share (net assets of $13 and 1 share of capital
 stock issued and outstanding)(F)                                $  13.40
                                                                 --------
CLASS Y:
Net asset value, offering price and redemption price per
 share (net assets of $434,096,950 and 32,192,203 shares
 of capital stock issued and outstanding)(F)                     $  13.48
                                                                 --------

*Non-income producing security

(A)This money market fund is advised by U.S.Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $ 18,790
     Payable upon return of securities loaned                $(18,790)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt

Cl - Class

REIT - Real Estate Investment Trust


SMALL CAP CORE FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 20.3%
4Kids Entertainment                                 86,900        $ 1,729
Abercrombie & Fitch*                               195,400          3,437
Alliance Atlantis Communication, Cl B              402,100          3,900
American Axle & Manufacturing Holdings             103,100          1,315
Anchor Gaming*                                      53,000          2,200
AnnTaylor Stores                                    28,800            631
Bally Total Fitness Holdings                       134,300          2,728
Borg Warner                                         52,300          2,108
Cablevision Systems                                 78,700          1,594
CEC Entertainment                                   28,800            982
Corinthian Colleges*                                28,800            971
Cost Plus                                           85,400          1,568
Electronics Boutique Holdings                       41,900          1,129
Galyan's Trading                                    19,400            207
Genesco*                                            38,400            624
Gtech Holdings                                     231,000          7,979
Gymboree*                                          498,400          3,240
Hot Topic*                                         135,400          3,399
Insight Communications                             162,125          2,983
Michaels Stores                                     34,300          1,253
Orient Express Hotels                              196,800          2,757
OshKosh B'Gosh                                      14,400            374
Radio One, Cl D*                                    60,450            698
Scholastic*                                        122,700          5,337
Standard Pacific                                    49,100            958
Steiner Leisure*                                    69,735          1,116
Tommy Hilfiger*                                    160,900          1,440
Ultimate Electronics*                              150,500          2,611
ValueVision International*                         350,200          4,518
                                                                  -------
                                                                   63,786
                                                                  -------
CONSUMER STAPLES - 1.4%
Constellation Brands, Cl A*                         36,734          1,530
Duane Reade*                                        41,400          1,242
Performance Food Group*                             54,308          1,549
                                                                  -------
                                                                    4,321
                                                                  -------
ENERGY - 5.1%
Cabot Oil & Gas                                     78,200          1,560
Energy Partners*                                   171,925          1,200
Horizon Offshore*                                    8,400             51
Key Energy Group*                                   26,000            165
National - Oilwell*                                349,100          5,062
Patterson - UTI Energy*                            236,500          2,923
Pogo Producing                                      57,800          1,358
Precision Drilling*                                101,300          2,139
Rowan Companies                                    133,700          1,655
                                                                  -------
                                                                   16,113
                                                                  -------
FINANCIALS - 14.7%
Arthur. J. Gallagher                               138,220          4,679
Commerce Bancorp                                    83,000          5,644
East West Bancorp                                  206,400          4,828
Federated Investors                                 68,700          2,034
Fidelity National Financial                        311,000          8,363
First American Financial                            87,600          1,774
Greater Bay Bancorp                                120,600          2,806
Harleysville Group                                  95,100          2,281
Independence Community Bank                         58,500          1,271
Instinet Group*                                    153,300          1,501
New York Community Bancorp                         135,450          3,144


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      99)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
RenaissanceRe Holdings                              75,800        $ 6,739
Southwest Bancorp of Texas*                         40,200          1,196
                                                                  -------
                                                                   46,260
                                                                  -------
HEALTH CARE - 16.0%
Advance PCS*                                        24,300          1,744
AmerisourceBergen*                                  63,106          4,477
Aviron*                                             35,100            874
Cephalon*                                           43,150          2,152
DENTSPLY International                             113,425          5,211
Henry Schein*                                       13,900            537
Intermune*                                         117,900          4,510
Medicis , Cl A*                                     10,100            505
Noven Pharmaceuticals*                              10,900            197
Omnicare                                           107,065          2,337
Pharmaceutical Resources                           103,400          3,697
Priority Healthcare, Cl B*                          63,600          1,526
Renal Care*                                         19,100            588
Respironics*                                        69,800          2,482
Sybron Dental Specialties*                         163,300          3,037
Techne*                                             44,100          1,298
Transkaryotic Therapies*                            33,900            920
Triad Hospitals*                                   111,600          3,951
Universal Health Services*                         133,500          6,515
Varian Medical Systems*                             36,900          2,367
Wright Medical Group*                               44,800            759
XOMA Limited*                                       78,000            658
                                                                  -------
                                                                   50,342
                                                                  -------
INDUSTRIALS - 9.3%
Administaff*                                        26,500            689
Armor Holdings*                                     52,200          1,034
Atlantic Coast Airline Holdings*                    24,500            326
DiamondCluster International, Cl A                 392,700          3,868
Frontier Airlines*                                 199,700          1,654
Global Payments                                     88,300          2,596
Granite Construction                                54,300          1,392
GSI Lumonics*                                      103,855            707
Kaydon                                              79,900          1,672
Ladish*                                             77,300            615
Mercury Computer Systems*                           27,300          1,025
Rayovac*                                           187,900          2,865
Shaw Group*                                        256,800          7,235
Skywest                                             34,800            582
Triumph Group*                                      31,100            725
URS                                                 31,900            734
Valassis Communication                              53,700          1,714
                                                                  -------
                                                                   29,433
                                                                  -------
INFORMATION TECHNOLOGY - 21.2%
Activision*                                         27,900            759
Adaptec*                                           135,300          1,063
Aeroflex                                           172,400          1,896
Affiliated Computer Services, Cl A*                 21,830          1,777
Alliance Semiconductor*                            126,000            905
Anaren Microwave                                    87,100          1,424
Ascential Software*                                197,100            650
ATMI*                                               28,500            440
Benchmark Electronics*                             152,900          2,525
Black Box*                                          14,500            610
Brooks Automation*                                  14,600            388
Coherent*                                          147,600          4,192
Concurrent Computers*                              350,200          3,180


SMALL CAP CORE FUND (CONTINUED)

DESCRIPTION                               PAR (000)/SHARES    VALUE (000)
-------------------------------------------------------------------------
Cree*                                               39,050        $   577
Dendrite International*                            118,600            942
DSP Group*                                          66,000          1,317
DuPont Photomasks*                                  98,700          2,742
E.Piphany*                                         237,700          1,010
Eclipsys*                                           49,400            657
Elantec Semiconductor*                              24,800            569
Entegris*                                          219,600          1,735
Exar*                                              416,200          7,200
Fisher Scientific International*                   109,300          2,776
Harmonic Lightwaves*                                71,700            581
Inforte*                                           156,800          1,571
Integrated Circuit Systems*                         27,200            348
Integrated Device Technologies*                     98,700          1,986
IXYS*                                              244,200          1,453
Mettler - Toledo International*                     66,452          2,800
Photronics*                                        197,960          3,652
Seachange International*                            83,900          1,466
Secure Computing*                                  105,800          1,030
Speechworks International*                         157,000            774
Stellent*                                           54,500            785
Take-Two Interactive Software*                     260,100          1,839
THQ*                                                25,000          1,079
Three Five Systems*                                 42,800            682
Transwitch*                                        224,500            687
TriQuint Semiconductor*                            122,300          1,956
Ultratech Stepper*                                  54,400            651
Virata*                                            175,300          1,749
Vitria Technology*                                 313,300            642
Xcare.net*                                          36,400            453
Zoran*                                              51,600          1,250
                                                                  -------
                                                                   66,768
                                                                  -------
MATERIALS - 2.6%
Aracruz Celulose SA ADR                            166,900          2,478
Ferro                                               86,800          2,012
Georgia Gulf                                        65,500          1,053
Massey Energy Company                               83,100          1,217
OM Group                                            25,600          1,408
                                                                  -------
                                                                    8,168
                                                                  -------
TELECOMMUNICATION SERVICES - 2.8%
Airgate PCS*                                       131,475          5,840
Alamosa Holdings*                                   85,700          1,187
Asia Global Crossing*                              831,700          1,871
                                                                  -------
                                                                    8,898
                                                                  -------
UTILITIES - 1.2%
Aquila*                                            173,400          3,780
                                                                  -------
                                                                    3,780
                                                                  -------
TOTAL COMMON STOCKS                                               297,869
                                                                 --------
CONVERTIBLE CORPORATE BONDS - 0.8%
Charter Communications
   4.750%, 06/01/06                                $ 3,213          2,424
                                                                 --------
TOTAL CONVERTIBLE CORPORATE BONDS                                   2,424
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 5.4%
First American Prime Obligations Fund (A17,003,043                 17,003
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              17,003
                                                                 --------
TOTAL INVESTMENTS - 100.8%
   (Cost $333,713)                                                317,296
                                                                 --------
OTHER ASSETS & LIABILITIES, NET - (0.8%) (E)                       (2,543)
                                                                 --------

The accompanying notes are an integral part of the financial statements.


(100      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP CORE FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS
Portfolio capital                                                $309,114
Accumulated net investment loss                                        (3)
Accumulated net realized gain on investments                       22,059
Net unrealized depreciation of investments                        (16,417)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $314,753
                                                                 --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $17,351,342 and
 1,449,925 shares of capital stock issued
 and outstanding)(F)                                             $  11.97
Maximum sales charge of 5.50%                                        0.70
                                                                 --------
Offering price per share(B)                                      $  12.67
                                                                 --------
CLASS B:
Net asset value and offering price per
 share (net assets of $1,978,651 and
 175,452 shares of capital stock issued
 and outstanding)(C)(F)                                          $  11.28
                                                                 --------
CLASS C:
Net asset value per share (net assets of
 $12 and 1 share of capital stock issued
 and outstanding)(C)(F)                                          $  11.97
Maximum sales charge of 1.00%                                        0.12
                                                                 --------
Offering price per share (D)                                     $  12.09
                                                                 --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $3,721,357 and 311,721 shares of
 capital stock issued and outstanding)(F)                        $  11.94
                                                                 --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $291,701,705 and 23,789,500 shares of
 capital stock issued and outstanding)(F)                        $  12.26
                                                                 --------

*Non-income producing security

(A)This money market fund is advised by U.S.Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $ 50,157
     Payable upon return of securities loaned                $(50,157)

(F)$.0001 par value and 2 billion authorized shares.

ADR - American Depositary Receipt
Cl - Class


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      101)

STATEMENTS OF OPERATIONS in thousands

                                                                                      MICRO CAP    SMALL CAP
                                                                                           FUND  GROWTH FUND
                                                                         ----------------------  -----------
                                                                           11/1/00      11/1/99      10/1/00
                                                                                to           to           to
                                                                           9/30/01     10/31/00      9/30/01
                                                                         ---------     --------  -----------
INVESTMENT INCOME:
Interest                                                                 $   1,161    $   1,398    $   1,939
Dividends                                                                    1,844          800          695
Securities lending                                                             344           --          277
----------------------------------------------------------------------   ---------    ---------    ---------
TOTAL INVESTMENT INCOME                                                      3,349        2,198        2,911
======================================================================   =========    =========    =========
EXPENSES:
Investment advisory fees                                                     4,794        5,061        3,299
Administrator and fund accounting fees                                         447          427          532
Transfer agent fees and expenses                                                88           61          190
Custodian fees                                                                  53           81          142
Directors' fees                                                                  2            9            5
Registration fees                                                               73           40            5
Professional fees                                                               46           45           14
Printing                                                                        44           15           28
Distribution and shareholder servicing fees - Class A                           98          103          112
Distribution and shareholder servicing fees - Class B                           25           12           68
Shareholder servicing fees - Class S                                             2           --           --
Distribution fees - Class C                                                     --           --           77
Other                                                                            8           13            7
----------------------------------------------------------------------   ---------    ---------    ---------
TOTAL EXPENSES                                                               5,680        5,867        4,479
======================================================================   =========    =========    =========
Less: Waiver of expenses                                                      (173)          --           --
----------------------------------------------------------------------   ---------    ---------    ---------
TOTAL NET EXPENSES                                                           5,507        5,867        4,479
======================================================================   =========    =========    =========
Investment loss - net                                                       (2,158)      (3,669)      (1,568)
----------------------------------------------------------------------   ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
OPTIONS WRITTEN AND FUTURES - NET:
Net realized gain (loss) on investments                                     (7,340)     136,862      (68,972)
Net realized gain on futures                                                   307           --           --
Net realized loss on options written                                          (619)          --           --
Net change in unrealized appreciation or depreciation of investments       (78,259)      23,319     (172,542)
----------------------------------------------------------------------   ---------    ---------    ---------
NET GAIN (LOSS) ON INVESTMENTS                                             (85,911)     160,181     (241,514)
======================================================================   =========    =========    =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (88,069)   $ 156,512    $(243,082)
======================================================================   =========    =========    =========

The accompanying notes are an integral part of the financial statements.


(102      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

  SMALL CAP                 SMALL CAP
 VALUE FUND                 CORE FUND
-----------    ----------------------
    10/1/00      11/1/00      12/1/99
         to           to           to
    9/30/01      9/30/01     10/31/00
-----------    ---------    ---------

  $   2,928    $   1,418    $     667
      3,454        1,347          738
        149          183          336
  ---------    ---------    ---------
      6,531        2,948        1,741
  =========    =========    =========

      3,595        2,336        1,033
        581          421          664
        235           94           45
        154           50           69
          5           --            3
          5           21           14
         15           41           18
         31           45           22
         94           45           27
        136           17           11
         --           10           --
         29           --           --
          8            9           12
  ---------    ---------    ---------
      4,888        3,089        1,918
  =========    =========    =========
        (12)        (101)        (523)
  ---------    ---------    ---------
      4,876        2,988        1,395
  =========    =========    =========
      1,655          (40)         346
  ---------    ---------    ---------


     74,818       22,966       31,087
         --          207           --
         --           --           --
  ---------    ---------    ---------
   (111,001)     (58,688)       5,810
  ---------    ---------    ---------
    (36,183)     (35,515)      36,897
  =========    =========    =========
  $ (34,528)   $ (35,555)   $  37,243
  =========    =========    =========


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      103)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                                   MICRO CAP
                                                                                                                        FUND
                                                                                         -----------------------------------
                                                                                           11/1/00      11/1/99      11/1/98
                                                                                                to           to           to
                                                                                           9/30/01     10/31/00     10/31/99
                                                                                         ---------    ---------    ---------
OPERATIONS:
Investment income (loss) - net                                                           $  (2,158)   $  (3,669)   $  (1,572)
Net realized gain (loss) on investments                                                     (7,340)     136,862       47,964
Net realized gain on futures                                                                   307           --           --
Net realized gain (loss) on options written                                                   (619)          --           --
Net change in unrealized appreciation or depreciation of investments                       (78,259)      23,319       29,718
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Net increase (decrease) in net assets resulting from operations                            (88,069)     156,512       76,110
--------------------------------------------------------------------------------------   ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                                                       --           --           --
  Class B                                                                                       --           --           --
  Class C                                                                                       --           --           --
  Class S                                                                                       --           --           --
  Class Y                                                                                       --           --           --
Net realized gain on investments (4):
  Class A                                                                                  (11,961)      (6,166)         (44)
  Class B                                                                                     (628)         (62)          --
  Class C                                                                                       --           --           --
  Class S                                                                                       --           --           --
  Class Y                                                                                  (92,209)     (42,827)        (233)
Tax return of capital:
  Class A                                                                                       --           --           --
  Class B                                                                                       --           --           --
  Class C                                                                                       --           --           --
  Class Y                                                                                       --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Total distributions                                                                       (104,798)     (49,055)        (277)
--------------------------------------------------------------------------------------   ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                                                       37,275       29,841        8,724
  Reinvestment of distributions                                                             11,494        5,924           42
  Payments for redemptions                                                                 (22,539)     (29,091)      (9,284)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class A transactions                                 26,230        6,674         (518)
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Class B
  Proceeds from sales                                                                        2,299        1,974          119
  Reinvestment of distributions                                                                595           61           --
  Payments for redemptions                                                                    (357)        (240)          --
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class B transactions                                  2,537        1,795          119
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Class C
  Proceeds from sales                                                                            1           --           --
  Reinvestment of distributions                                                                 --           --           --
  Payments for redemptions                                                                      --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase in net assets from Class C transactions                                                 1           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Class S (2)
  Proceeds from sales                                                                        2,652           --           --
  Reinvestment of distributions                                                                 --           --           --
  Payments for redemptions                                                                    (145)          --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class S transactions                                  2,507           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Class Y (2)
  Proceeds from sales                                                                       68,057      115,738       44,207
  Reinvestment of distributions                                                             84,908       40,308          222
  Payments for redemptions                                                                 (42,992)     (76,850)     (31,952)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class Y transactions                                109,973       79,196       12,477
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from capital share transactions                          141,245       87,665       12,078
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Total increase (decrease) in net assets                                                    (51,619)     195,122       87,911
NET ASSETS AT BEGINNING OF PERIOD                                                          368,148      173,026       85,115
======================================================================================   =========    =========    =========
NET ASSETS AT END OF PERIOD                                                              $ 316,529    $ 368,148    $ 173,026
======================================================================================   =========    =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                 $      (3)   $      (5)   $      --
======================================================================================   =========    =========    =========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                      SMALL CAP
                                                                                                    GROWTH FUND
                                                                                         ----------------------
                                                                                           10/1/00      10/1/99
                                                                                                to           to
                                                                                           9/30/01      9/30/00
                                                                                         ---------    ---------
OPERATIONS:
Investment income (loss) - net                                                           $  (1,568)   $  (1,641)
Net realized gain (loss) on investments                                                    (68,972)     100,117
Net realized gain (loss) on foreign currency                                                    --           --
Net realized gain (loss) on options written                                                     --           --
Net change in unrealized appreciation or depreciation of investments                      (172,542)      81,954
--------------------------------------------------------------------------------------   ---------    ---------
Net increase (decrease) in net assets resulting from operations                           (243,082)     180,430
--------------------------------------------------------------------------------------   ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                                                       --           --
  Class B                                                                                       --           --
  Class C                                                                                       --           --
  Class S                                                                                       --           --
  Class Y                                                                                       --           --
Net realized gain on investments (4):
  Class A                                                                                  (10,305)      (3,977)
  Class B                                                                                   (1,633)        (304)
  Class C                                                                                   (1,503)         (54)
  Class S                                                                                       --           --
  Class Y                                                                                  (81,507)     (31,018)
Tax return of capital:
  Class A                                                                                     (271)          --
  Class B                                                                                      (43)          --
  Class C                                                                                      (40)          --
  Class Y                                                                                   (2,148)          --
--------------------------------------------------------------------------------------   ---------    ---------
Total distributions                                                                        (97,450)     (35,353)
--------------------------------------------------------------------------------------   ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                                                       47,615       65,853
  Reinvestment of distributions                                                             10,189        3,812
  Payments for redemptions                                                                 (49,298)     (60,250)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from Class A transactions                                  8,506        9,415
--------------------------------------------------------------------------------------   ---------    ---------
Class B
  Proceeds from sales                                                                        1,463        6,013
  Reinvestment of distributions                                                              1,656          303
  Payments for redemptions                                                                  (1,233)      (1,048)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from Class B transactions                                  1,886        5,268
--------------------------------------------------------------------------------------   ---------    ---------
Class C
  Proceeds from sales                                                                        4,139        7,592
  Reinvestment of distributions                                                              1,542           53
  Payments for redemptions                                                                  (1,831)        (131)
--------------------------------------------------------------------------------------   ---------    ---------
Increase in net assets from Class C transactions                                             3,850        7,514
--------------------------------------------------------------------------------------   ---------    ---------
Class S (2)
  Proceeds from sales                                                                           --           --
  Reinvestment of distributions                                                                 --           --
  Payments for redemptions                                                                      --           --
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from Class S transactions                                     --           --
--------------------------------------------------------------------------------------   ---------    ---------
Class Y (2)
  Proceeds from sales                                                                      210,902      199,248
  Reinvestment of distributions                                                             53,055       13,358
  Payments for redemptions                                                                (116,218)    (110,520)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from Class Y transactions                                147,739      102,086
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from capital share transactions                          161,981      124,283
--------------------------------------------------------------------------------------   ---------    ---------
Total increase (decrease) in net assets                                                   (178,551)     269,360
NET ASSETS AT BEGINNING OF PERIOD                                                          552,768      283,408
======================================================================================   =========    =========
NET ASSETS AT END OF PERIOD                                                              $ 374,217    $ 552,768
======================================================================================   =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                 $      --    $      --
======================================================================================   =========    =========

(1)See note 4 in Notes to Financial Statements for additional information.
(2)On September 24, 2001, Class Y and Institutional classes of Micro Cap and Small Cap Core Funds were redesignated as Class S and Class Y, respectively.
(3)Includes distributions in excess of net investment income of $297 and $64 for the period ended September 30, 2001 for Small Cap Value and Small Cap Core Funds, respectively.
(4)Includes distributions in excess of net realized gains of $989 and $2,502 for the period ended September 30, 2001 for Micro Cap and Small Cap Growth Funds, respectively.

The accompanying notes are an integral part of the financial statements.


(104      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

               SMALL CAP                              SMALL CAP
              VALUE FUND                              CORE FUND
  ----------------------    -----------------------------------
    10/1/00      10/1/99      11/1/00      12/1/99      12/1/98
         to           to           to           to           to
    9/30/01      9/30/00      9/30/01     10/31/00     11/30/99
  ---------    ---------    ---------    ---------    ---------

  $   1,655    $     286    $     (40)   $     346    $    (401)
     74,818       68,049       22,966       31,087        2,841
         --           --          207           --           --
         --           --           --           --           --
   (111,001)      23,381      (58,688)       5,810       19,705
  ---------    ---------    ---------    ---------    ---------
    (34,528)      91,716      (35,555)      37,243       22,145
  ---------    ---------    ---------    ---------    ---------


       (109)          --           --           (4)         (50)
         (1)          --           --           --           (6)
         (1)          --           --           --           --
         --           --           --           (2)        (108)
     (2,125)          --          (64)        (270)        (546)

     (5,677)         (53)      (1,982)        (170)          --
     (2,179)          (5)        (295)         (21)          --
       (181)          --           --           --           --
         --           --         (947)         (49)          --
    (66,578)      (1,495)     (27,758)      (2,115)          --

         --           --           --           --           --
         --           --           --           --           --
         --           --           --           --           --
         --           --           --           --           --
  ---------    ---------    ---------    ---------    ---------
    (76,851)      (1,553)     (31,046)      (2,631)        (710)
  ---------    ---------    ---------    ---------    ---------


     11,354       12,390       14,407          408          748
      5,639           52        1,889          166           48
    (10,252)     (15,074)     (14,993)      (2,170)      (5,010)
         --           --       10,478           --           --

         --       21,098           --           --           --
  ---------    ---------    ---------    ---------    ---------
      6,741       18,466       11,781       (1,596)      (4,214)
  ---------    ---------    ---------    ---------    ---------

      1,999          848        1,125          150           75
      2,146            5          282           20            6
     (2,275)      (3,656)        (562)        (206)        (442)
         --           --          389           --           --

         --       13,248           --           --           --
  ---------    ---------    ---------    ---------    ---------
      1,870       10,445        1,234          (36)        (361)
  ---------    ---------    ---------    ---------    ---------

      4,274          991           --           --           --
        179            1           --           --           --
       (311)        (113)          --           --           --
  ---------    ---------    ---------    ---------    ---------
      4,142          879           --           --           --
  ---------    ---------    ---------    ---------    ---------

         --           --        1,896        4,408        2,214
         --           --          866           51          108
         --           --       (2,003)      (3,229)     (26,973)
  ---------    ---------    ---------    ---------    ---------
         --           --          759        1,230      (24,651)
  ---------    ---------    ---------    ---------    ---------

    177,439       89,113      117,240       16,703       24,124
     54,016        1,298       22,377        1,996          459
   (130,010)    (170,625)    (109,605)     (27,051)     (60,237)
         --           --      187,640           --           --

         --      110,330           --           --           --
  ---------    ---------    ---------    ---------    ---------
    101,445       30,116      217,652       (8,352)     (35,654)
  ---------    ---------    ---------    ---------    ---------
    114,198       59,906      231,426       (8,754)     (64,880)
  ---------    ---------    ---------    ---------    ---------
      2,819      150,069      164,825       25,858      (43,445)
    482,509      332,440      149,928      124,070      167,515
  =========    =========    =========    =========    =========
  $ 485,328    $ 482,509    $ 314,753    $ 149,928    $ 124,070
  =========    =========    =========    =========    =========
  $      --    $     285    $      (3)   $      48    $      --
  =========    =========    =========    =========    =========


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      105)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                        NET ASSET                     UNREALIZED     DIVIDENDS                    DISTRIBUTIONS
                            VALUE             NET       GAINS OR      FROM NET    DISTRIBUTIONS            FROM
                        BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT             FROM       RETURN OF
                        OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME    CAPITAL GAINS         CAPITAL
                       ----------   -------------   ------------    ----------    -------------   -------------
MICRO CAP FUND(2)
Class A
 2001(3)(7)             $  31.26        $ (0.17)        $ (5.20)      $    --         $ (9.00)             --
 2000(7)                   21.80          (0.40)          15.99            --           (6.13)             --
 1999                      12.38          (0.26)           9.71            --           (0.03)             --
 1998(7)                   17.47          (0.25)          (3.17)           --           (1.67)             --
 1997                      16.16          (0.18)           4.24            --           (2.75)             --
Class B
 2001(3)(7)             $  30.84        $ (0.31)        $ (5.09)      $    --         $ (9.00)             --
 2000(7)                   21.69          (0.61)          15.89            --           (6.13)             --
 1999(6)(7)                13.74          (0.30)           8.25            --              --              --
Class C
 2001(5)(7)             $  16.34        $    --         $  0.56       $    --         $    --              --
Class S
 2001(4)(7)             $  20.01        $ (0.19)        $ (2.93)      $    --         $    --              --
Class Y
 2001(3)(7)             $  31.83        $ (0.12)        $ (5.33)      $    --         $ (9.00)             --
 2000                      22.06          (0.31)          16.21            --           (6.13)             --
 1999                      12.49          (0.19)           9.79            --           (0.03)             --
 1998                      17.57          (0.22)          (3.19)           --           (1.67)             --
 1997                      16.20          (0.15)           4.27            --           (2.75)             --
-------                 --------        -------         -------       -------         -------              --
SMALL CAP GROWTH FUND
Class A(8)
 2001(7)                $  24.47        $ (0.08)        $ (8.55)      $    --         $ (4.46)        $ (0.10)
 2000                      16.77          (0.12)           9.89            --           (2.07)             --
 1999                      11.90          (0.06)           4.95            --           (0.02)             --
 1998                      17.41          (0.09)          (2.67)           --           (2.64)          (0.11)
 1997                      17.11          (0.16)           5.66         (0.04)          (5.16)             --
Class B
 2001(7)                $  23.17        $ (0.19)        $ (7.98)      $    --         $ (4.47)        $ (0.09)
 2000                      16.07          (0.23)           9.40            --           (2.07)             --
 1999                      11.50          (0.14)           4.73            --           (0.02)             --
 1998(9)                   13.74          (0.02)          (2.22)           --              --              --
Class C
 2001(7)                $  24.17        $ (0.20)        $ (8.39)      $    --         $ (4.49)        $ (0.07)
 2000                      16.68          (0.13)           9.69            --           (2.07)             --
 1999(10)                  15.48          (0.08)           1.28            --              --              --
Class S
 2001(7)(11)            $  11.17        $    --         $  0.11       $    --         $    --         $    --
Class Y
 2001(7)                $  24.79        $ (0.04)        $ (8.69)      $    --         $ (4.49)        $ (0.07)
 2000                      16.92          (0.06)          10.00            --           (2.07)             --
 1999                      11.98          (0.02)           4.98            --           (0.02)             --
 1998(9)                   14.29             --           (2.31)           --              --              --
-------                 --------        -------         -------       -------         -------         -------

 (1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
 (2)The financial highlights for the Micro Cap Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Micro Cap Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Micro Cap Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
    (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
 (3)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
 (4)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
 (5)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (6)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.
 (7)Per share data calculated using average shares outstanding method.
 (8)Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the reorganization of the FAIF Small Cap Growth Fund and the Piper Small Company Growth Fund, that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for the Small Cap Growth Fund represent the financial highlights information of the former Piper Small Company Growth Fund. On July 31, 1998, the fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank National Association.
 (9)Class Y and Class B share have been offered since July 31, 1998. There is no historical information for these classes of Piper Small Company Growth Fund prior to the reorganization on July 31, 1998. All ratios for the period have been annualized, except total return.
(10)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
(11)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.


(106      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD      RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
---------      -----------    ------------    -----------    -------------   ------------   -----------------  ----------


 $  16.89         (21.51)%      $ 45,233          1.93%           (0.91)%         1.99%            (0.97)%          125%
    31.26          87.43          43,031          1.96            (1.31)          1.96             (1.31)           179
    21.80          76.54          21,988          2.01            (1.43)          2.02             (1.44)           200
    12.38         (21.71)         12,419          1.99            (1.63)          2.06             (1.70)           136
    17.47          29.78          16,793          1.95            (1.45)          2.03             (1.53)           158

 $  16.44         (22.07)%      $  3,165          2.68%           (1.68)%         2.74%            (1.74)%          125%
    30.84          86.13           2,136          2.71            (2.06)          2.71             (2.06)           179
    21.69          57.86             140          2.78            (2.36)          2.78             (2.36)           200

 $  16.90           3.43%       $      1          1.63%           (0.41)%         1.76%            (0.54)%          125%

 $  16.89         (15.59)%      $  2,014          1.94%           (1.06)%         2.00%            (1.12)%          125%

 $  17.38         (21.35)%      $266,115          1.68%           (0.64)%         1.74%            (0.70)%          125%
    31.83          87.90         322,981          1.71            (1.06)          1.71             (1.06)           179
    22.06          77.06         150,898          1.76            (1.18)          1.77             (1.19)           200
    12.49         (21.51)         72,696          1.74            (1.38)          1.81             (1.45)           136
    17.57          30.12         103,840          1.70            (1.20)          1.78             (1.28)           158
 --------         ------        --------          ----            -----           ----             -----            ---


 $  11.28         (41.71)%      $ 31,913          1.15%           (0.51)%         1.15%            (0.51)%          265%
    24.47          62.07          57,148          1.14            (0.57)          1.14             (0.57)           230
    16.77          41.11          32,203          1.14            (0.39)          1.15             (0.40)           110
    11.90         (18.66)         28,252          1.29            (0.61)          1.43             (0.75)            92
    17.41          45.66          35,647          1.34            (0.75)          1.98             (1.39)           109

 $  10.44         (42.14)%      $  5,009          1.90%           (1.27)%         1.90%            (1.27)%          265%
    23.17          60.95           8,440          1.89            (1.30)          1.89             (1.30)           230
    16.07          39.92           2,217          1.90            (1.16)          1.91             (1.17)           110
    11.50         (16.30)          1,104          1.90            (1.20)          1.90             (1.20)            92

 $  11.02         (42.14)%      $  6,378          1.90%           (1.28)%         1.90%            (1.28)%          265%
    24.17          61.06           8,205          1.89            (1.28)          1.89             (1.28)           230
    16.68           7.75             309          1.90            (1.18)          1.91             (1.19)           110

 $  11.28           0.98%       $     --          0.00%            0.00%          0.00%             0.00%           265%

 $  11.50         (41.55)%      $330,917          0.90%           (0.28)%         0.90%            (0.28)%          265%
    24.79          62.58         478,975          0.89            (0.30)          0.89             (0.30)           230
    16.92          41.42         248,679          0.90            (0.16)          0.91             (0.17)           110
    11.98         (16.17)        113,874          0.90            (0.20)          0.90             (0.20)            92
 --------         ------        --------          ----            -----           ----             -----            ---


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      107)

FINANCIAL HIGHLIGHTs For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                        NET ASSET                     UNREALIZED     DIVIDENDS
                            VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                        BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                        OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                       ----------   -------------   ------------    ----------   -------------
SMALL CAP VALUE FUND(B)
Class A
 2001(8)                $  17.09        $  0.02         $ (0.97)      $ (0.05)       $ (2.69)
 2000                      13.94          (0.01)           3.23            --          (0.07)
 1999                      13.58           0.01            1.47         (0.01)         (1.11)
 1998(1)                   18.20           0.04           (3.38)        (0.01)         (1.27)
 1997(2)                   17.86          (0.03)           0.37            --             --
 1997(9)                   13.95           0.01            5.43         (0.01)         (1.52)
Class B
 2001(8)                $  16.76        $ (0.09)        $ (0.97)      $    --        $ (2.69)
 2000                      13.77          (0.09)           3.15            --          (0.07)
 1999                      13.53           0.02            1.33            --          (1.11)
 1998(1)                   18.23           0.01           (3.43)        (0.01)         (1.27)
 1997(3)(4)                18.22             --            0.01            --             --
Class C
 2001(8)                $  16.88        $ (0.10)        $ (0.95)      $ (0.01)       $ (2.69)
 2000                      13.87          (0.06)           3.14                        (0.07)
 1999(5)                   13.48           0.01            0.38            --             --
Class S
 2001(6)(8)             $  12.84        $    --         $  0.56       $    --        $    --
Class Y
 2001(8)                $  17.19        $  0.06         $ (1.00)      $ (0.08)       $ (2.69)
 2000                      13.98           0.02            3.26            --          (0.07)
 1999                      13.60           0.01            1.50         (0.02)         (1.11)
 1998(1)                   18.23           0.06           (3.38)        (0.04)         (1.27)
 1997(2)                   17.87          (0.01)           0.37            --             --
 1997(11)                  13.96           0.04            5.43         (0.04)         (1.52)
-------                 --------        -------         -------       -------        -------
SMALL CAP CORE FUND(C)
Class A
 2001(8)(9)             $  17.60        $ (0.03)        $ (1.89)      $    --        $ (3.71)
 2000(8)(10)               13.84          (0.10)           4.13         (0.01)         (0.26)
 1999(8)                   11.86          (0.07)           2.10            --          (0.05)
 1998                      15.03          (0.06)          (1.89)           --          (1.22)
 1997                      13.40          (0.05)           2.50            --          (0.82)
Class B
 2001(8)(9)             $  16.90        $ (0.12)        $ (1.79)      $    --        $ (3.71)
 2000(8)(10)               13.38          (0.13)           3.92            --          (0.27)
 1999(8)                   11.53          (0.16)           2.06            --          (0.05)
 1998                      14.74          (0.14)          (1.85)           --          (1.22)
 1997                      13.24          (0.13)           2.45            --          (0.82)
Class C
 2001(7)(8)             $  11.72        $    --         $  0.25       $    --        $    --
Class S
 2001(8)(9)             $  17.55        $ (0.01)        $ (1.89)      $    --        $ (3.71)
 2000(8)(10)               13.80          (0.01)           4.03         (0.01)         (0.26)
 1999(8)                   11.82          (0.07)           2.10            --          (0.05)
 1998                      14.98          (0.07)          (1.87)           --          (1.22)
 1997                      13.36          (0.04)           2.48            --          (0.82)
Class Y
 2001(8)(9)             $  17.92        $  0.00         $ (1.95)      $    --        $ (3.71)
 2000(8)(10)               14.07           0.05            4.10         (0.03)         (0.27)
 1999(8)                   12.02          (0.03)           2.13            --          (0.05)
 1998                      15.17          (0.02)          (1.91)           --          (1.22)
 1997                      13.49           0.01            2.50         (0.01)         (0.82)
-------                 --------        -------         -------       -------        -------

(A)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(B)The financial highlights for Small Cap Value Fund as set forth herein include the historical financial highlights of the Qualivest Small Companies Fund Class A and Class Y shares. The assets of the Qualivest Small Companies Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, (i) Class A and Class C shares of the Qualivest Small Companies Fund were exchanged for Class A shares of Small Cap Value Fund; and
   (ii) Qualivest Class Y shares were exchanged for Class Y shares of Small Cap Value Fund.
(C)The financial highlights for the Small Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Small Cap Core Fund were exchanged for Class A shares of the First American Small Cap Core Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

The accompanying notes are an integral part of the financial statements.


(108      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                               RATIO OF        RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD    RETURN (A)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------   -----------    ------------    -----------    -------------    -----------   -----------------   ---------


 $  13.40       (6.36)%       $ 34,292          1.15%           0.11%           1.15%             0.11%            53%
    17.09        23.19          35,858          1.14           (0.13)           1.16             (0.15)            73
    13.94        11.12          11,567          1.14           (0.17)           1.14             (0.17)            44
    13.58       (19.48)         13,551          1.13            0.15            1.13              0.15             21
    18.20         1.90          19,194          1.37           (0.38)           1.37             (0.38)             3
    17.86        41.71          22,429          1.31            0.01            1.31              0.01             29

 $  13.01       (7.24)%       $ 12,392          1.90%          (0.64)%          1.90%            (0.64)%           53%
    16.76        22.31          13,646          1.88           (0.89)           1.90             (0.91)            73
    13.77        10.16           1,005          1.89           (0.93)           1.89             (0.93)            44
    13.53       (19.91)            618          1.88           (0.53)           1.88             (0.53)            21
    18.23         0.05               1          1.90           (1.53)           1.90              1.53              3

 $  13.13       (7.08)%       $  4,547          1.90%          (0.65)%          1.90%            (0.65)%           53%
    16.88        22.29           1,099          1.88           (0.84)           1.91             (0.87)            73
    13.87         2.89             116          1.89           (1.04)           1.89             (1.04)            44

 $  13.40         4.36%       $     --          0.00%           0.00%           0.00%             0.00%            53%

 $  13.48       (6.25)%       $434,097          0.90%           0.37%           0.90%             0.37%            53%
    17.19        23.56         431,906          0.89            0.11            0.91              0.09             73
    13.98        11.36         319,752          0.89            0.08            0.89              0.08             44
    13.60       (19.31)        367,035          0.88            0.40            0.88              0.40             21
    18.23         2.01         461,046          1.06           (0.06)           1.06             (0.06)             3
    17.87        41.96         449,988          1.06            0.25            1.06              0.25             29
 --------       ------        --------          ----           -----            ----             -----             --


 $  11.97       (12.63)%      $ 17,351          1.19%          (0.24)%          1.22%            (0.27)%          204%
    17.60        29.65           9,538          1.28           (0.01)           1.39             (0.12)            91
    13.84        17.21           8,885          1.26           (0.57)           1.36             (0.67)            72
    11.86       (14.19)         11,601          1.25           (0.45)           1.35             (0.55)            70
    15.03        19.45          14,213          1.25           (0.29)           1.35             (0.39)            80

 $  11.28       (13.21)%      $  1,979          1.93%          (0.99)%          1.97%            (1.03)%          204%
    16.90        28.81           1,331          1.98           (0.71)           2.09             (0.82)            91
    13.38        16.57           1,094          1.96           (1.27)           2.06             (1.37)            72
    11.53       (14.79)          1,286          1.95           (1.15)           2.05             (1.25)            70
    14.74        18.62           1,503          1.95           (0.99)           2.05             (1.09)            80

 $  11.97         2.13%       $     --          0.00%           0.00%           0.00%             0.00%           204%

 $  11.94       (12.52)%      $  3,721          1.07%          (0.05)%          1.14%            (0.12)%          204%
    17.55        29.67           4,442          1.28           (0.01)           1.39             (0.12)            91
    13.80        17.27           2,448          1.26           (0.59)           1.36             (0.69)            72
    11.82       (14.17)         25,037          1.25           (0.45)           1.35             (0.55)            70
    14.98        19.41          34,395          1.25           (0.29)           1.35             (0.39)            80

 $  12.26       (12.49)%      $291,706          0.93%           0.01%           0.96%            (0.02)%          204%
    17.92        30.01         134,617          0.98            0.29            1.39             (0.12)            91
    14.07        17.57         111,643          0.96           (0.26)           1.36             (0.66)            72
    12.02       (13.90)        129,591          0.95           (0.16)           1.35             (0.56)            70
    15.17        19.77         211,643          0.95            0.01            1.35             (0.39)            80
 --------       ------        --------          ----           -----            ----             -----            ---

 (1)Effective in 1998, the Fund's fiscal year end was changed from November 30 to September 30. All ratios for the period have been annualized, except total return.
 (2)Effective in 1997, the Fund's fiscal year end was changed from July 31 to November 30. All ratios for the period have been annualized, except total return.
 (3)Class B shares have been offered since November 24, 1997. All ratios for the period have been annualized, except total return.
 (4)For the period November 24, 1997 to November 30, 1997. All ratios for the period have been annualized, except total return.
 (5)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
 (6)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (7)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (8)Per share data calculated using average shares outstanding method.
 (9)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
(10)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.
(11)For the period ended July 31.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      109)

STATEMENTS OF NET ASSETS September 30, 2001

EMERGING MARKETS FUND

DESCRIPTION                                          SHARES     VALUE (000)
---------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 92.7%
CHINA - 15.7%
Beijing Enterprises Hldgs                           170,000            $169
Beilinh Dating Power Gen-H                        2,156,000             774
China Merchants Holdings International              448,000             264
China Resources Beijing Land                        580,000             138
China Resources Enterprises                         464,000             405
China Southern Airlines, Cl H*                    1,218,000             250
Cnoc Ltd                                          1,366,500           1,349
Denway Motors*                                    3,070,800             817
Greencool Technology                                500,000             167
Huaneng Power Intl Inc-H                          1,864,000           1,052
PetroChina                                        4,773,000             906
Travelsky Technology Ltd                            329,000             221
Tsingtao Brewery                                    500,000             133
Yanzou Coal Mining                                  745,000             224
                                                                     ------
                                                                      6,869
                                                                     ------
CROATIA - 0.5%
Pliva Dd Gdr 144A                                    24,600             223
                                                                     ------
HUNGARY - 5.8%
EGIS                                                  4,365             180
Richter Gedeon                                       33,100           1,843
OTP Bank                                             11,000             531
                                                                     ------
                                                                      2,554
                                                                     ------
INDIA - 1.5%
Doctor Reddy's Lab                                    9,200             205
Ranbaxy Laboratories Ltd                             33,500             455
                                                                     ------
                                                                        660
                                                                     ------
INDONESIA - 0.7%
Astra Intl Idr1000                                  524,500             104
Hm Sampoerna TBK PT                                 350,000             115
Pt Gudang Garam Tbk                                 109,000             112
                                                                     ------
                                                                        331
                                                                     ------
ISRAEL - 2.4%
Teva Pharmaceutical Industries ADR                   17,400           1,052
                                                                     ------
KOREA - 11.6%
Hite Brewery                                          4,980             177
Humax Co Ltd                                         10,000             145
Hyundai Development                                  50,000             196
Hyundai Motor                                        49,600             636
Kia Motors Corporation                               28,000             152
Kookmin Bank                                         18,300             225
Kookmin Credit Card Co Ltd                           18,450             462
Pacific Corporation                                   9,280             680
Pohang Iron & Steel                                  12,000             740
Samsung Corporation                                  26,400             117
Samsung Electronics                                   3,100             331
Samsung Securities                                   22,600             491
Samung Fire & Marine Insurance                        5,100             140
SK Telecom                                            2,400             381
Ssangyong Oil Refining                                6,270             195
                                                                     ------
                                                                      5,068
                                                                     ------
MEXICO - 28.0%
America Movil-Series L*                              26,800             397
Aracruz Celulose, ADR                                61,100             907
Cemex S.A.                                          453,000           1,800
Coca Cola Femsa ADR                                  63,200           1,248
Fomento Economico Mexico, ADR                        42,700           1,216

EMERGING MARKETS FUND (CONTINUED)

DESCRIPTION                                          SHARES    VALUE (000)
---------------------------------------------------------------------------
Grupo Carso                                         104,400          $ 235
Grupo Financiero Bbva Banc, Cl O                  1,881,400          1,325
Grupo Modelo, Cl C                                  109,000            253
Grupo Posadas, Cl A*                              1,061,000            948
Telefonos de Mexico ADR                              61,500          1,986
Walmart de Mexico*                                  930,000          1,955
                                                                    -------
                                                                    12,270
                                                                   --------
PANAMA - 1.6%
Panamerican Beverages                                41,500            699
                                                                   --------
POLAND - 0.8%
Ceska Sporitelna A.S.                                47,200            334
                                                                   --------
RUSSIA - 5.6%
Lukoil Holding Spnsr Adr                             12,900            484
Mobile Telesystems*                                  24,700            606
Surgutneftegaz-Sp Adr                                57,000            638
Vimpel Communications                                14,000            230
Yukos-Adr                                            10,000            481
                                                                   --------
                                                                     2,439
                                                                   --------
SOUTH AFRICA - 12.1%
Anglo American                                      142,000         1,693
Firstrand Limited                                   380,000           314
Sasol Ltd                                           152,400         1,245
South African Breweries                              39,900           245
Standard Bank Investment                            526,200         1,805
                                                                   --------
                                                                    5,302
                                                                   --------
TAIWAN - 3.6%
Asustek Computer Inc                                109,000           327
Fubon Insurance                                     598,000           461
Taiwan Semiconductor                                393,315           532
Taiwan Semiconductor Manufacturing*                  27,000           254
                                                                   --------
                                                                    1,574
                                                                   --------
THAILAND - 2.8%
Advanced Info Service                                55,000           589
Bangkok Bank (A)*                                   349,300           318
Land & House Public Co Ltd                          159,000           125
Siam Cement                                          17,200           184
                                                                   --------
                                                                    1,216
                                                                   --------
TOTAL FOREIGN COMMON STOCKS
                                                                   40,591
                                                                   --------
FOREIGN PREFERRED STOCKS - 3.5%
BRAZIL - 3.5%
Ambev                                             3,490,000           559
Banco Itau                                       15,510,000           987
                                                                   --------
                                                                    1,546
                                                                   --------
TOTAL FOREIGN PREFERRED STOCKS
                                                                    1,546
                                                                   --------
RELATED PARTY MONEY MARKET FUND - 2.9%
First American Prime Obligations Fund (B)         1,278,788         1,279
                                                                   --------
TOTAL RELATED PARTY MONEY MARKET FUND
                                                                    1,279
                                                                   --------
TOTAL INVESTMENTS - 99.1%
   (Cost $49,558)                                                  43,416
                                                                   --------
OTHER ASSETS AND LIABILITIES, NET - 0.9%
                                                                      373
                                                                   --------

The accompanying notes are an integral part of the financial statements.


(110      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                           VALUE (000)
-----------------------------------------------------------------
NET ASSETS:
Portfolio capital                                       $ 57,801
Accumulated net investment loss                             (157)
Accumulated net realized loss on
 investments                                              (7,721)
Net unrealized depreciation of
 investments                                              (6,142)
Net unrealized appreciation of foreign
 currency and translation of other assets
 and liabilities in foreign currency                           8
                                                        --------
TOTAL NET ASSETS - 100.0%                               $ 43,789
                                                        --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $3,243,862 and 552,985 shares of
 capital stock issued and outstanding)(F)               $   5.87
Maximum sales charge of 5.50%                               0.34
                                                        --------
Offering price per share(C)                             $   6.21
                                                        --------
CLASS B:
Net asset value and offering price per share
 (net assets of $173,389 and 30,258 shares of
 capital stock issued and outstanding)(D)(F)            $   5.73
                                                        --------
CLASS C:
Net asset value per share (net assets of
 $89,530 and 15,436 shares of capital
 stock issued and outstanding)(D)(F)                    $   5.80
Maximum sales charge of 1.00%                               0.06
                                                        --------
Offering price per share(E)                             $   5.86
                                                        --------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $10 and 2 shares
 of capital stock issued and outstanding)(F)            $   5.87
                                                        --------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $40,281,933 and
 6,803,758 shares of capital stock issued and
 outstanding)(F)                                        $   5.92
                                                        --------

*Non-income producing

(A)Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933 , as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also notes to the finacial statements.

(C)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and C have a contingent deferred sales charge. For a possible redemption charge, see the notes to the financial statements.

(E)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class

EMERGING MARKETS FUND (CONCLUDED)

DESCRIPTION
---------------------------------------------------------------------

At September 30, 2001, sector diversification of the Fund was as follows:

                                              % of
                                            Net Assets     Value (000)
                                           ------------   ------------
FOREIGN COMMON STOCK
Beverages & Tobacco                            9.59%        $ 4,198
Health/Personal Care                          10.08           4,415
Energy Sources                                 9.77           4,277
Banking                                        7.34           3,212
Telecommunications                             9.57           4,189
Multi-Industry                                 6.32           2,766
Financial Services                             5.92           2,592
Bldg Mat/Components                            4.54           1,984
Merchandising                                  4.46           1,955
Utilities - Elec/Gas                           4.17           1,826
Automobiles                                    3.90           1,709
Chemicals                                      3.35           1,468
Elec Component/Instr                           3.30           1,446
Leisure & Tourism                              2.16             948
Forest Product/Paper                           2.07             907
Metals - Steel                                 1.69             740
Insurance                                      1.37             601
Real Estate                                    0.60             263
Transport - Airlines                           0.57             250
Business/Public Srvc                           0.50             221
Construction/Housing                           0.45             196
Machinery/Engineer                             0.38             166
Elec/Electronics                               0.33             145
Wholesale/Int'l Trd                            0.27             117
                                             ------         -------
TOTAL FOREIGN COMMON STOCKS                    92.7          40,591
TOTAL FOREIGN PREFERRED STOCKS                  3.5           1,546
TOTAL RELATED PARTY MONEY MARKET FUND           2.9           1,279
                                             ------         -------
TOTAL INVESTMENTS                              99.1          43,416
OTHER ASSETS AND LIABILITIES, NET               0.9             373
                                             ------         -------
NET ASSETS                                    100.0%        $43,789
                                             ======         =======


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      111)

STATEMENTS OF NET ASSETS September 30, 2001

INTERNATIONAL FUND

DESCRIPTION                                  SHARES      VALUE (000)
-------------------------------------------------------------------
FOREIGN COMMON STOCKS - 92.6%
AUSTRALIA - 3.1%
Aristocrat Leiure                         1,050,000          $3,275
BRL Hardy Limited                            11,007              55
BRL Hardy Limited - Rights                    1,101              --
Macquarie Bank                              361,200           6,417
Southcorp                                 1,559,855           5,812
Woodside Petroleum                        1,156,400           7,881
                                                            -------
                                                             23,440
                                                            -------
DENMARK - 1.5%
Carlsberg, Cl A                                 562              22
Carlsberg, Cl B                             189,380           8,071
Vestas Wind System                          123,820           3,685
                                                            -------
                                                             11,778
                                                            -------
FINLAND - 0.0%
Instrumentarium                                   1              --
                                                            -------
FRANCE - 16.3%
Atos Origin                                  78,980           5,539
Aventis                                     171,090          12,980
BNP Paribas                                 120,750           9,876
Castorama Dubois Investisse                 155,120           7,204
Compagnie de Saint-Gobain                    73,600          10,122
Orange SA                                 1,666,655          12,143
Sanofi-Synthelabo SA                        236,357          15,391
STMicroelectronics NV                       286,500           6,153
Total Fina Elf SA, Cl B                     111,419          14,967
Vinci                                       242,300          14,233
Vivendi Environment*                        249,990           9,681
Vivendi Universal                           132,200           6,122
                                                            -------
                                                            124,411
                                                           --------
GERMANY - 7.5%
Allianz, Registered                          53,690          12,176
Deutsche Post AG                            715,000          10,354
Deutsche Telekom AG                         581,000           9,043
Fresenius Medical Care                      179,895          13,762
MLP AG                                      163,015           9,724
Schering AG                                  42,700           2,119
                                                           --------
                                                             57,178
                                                           --------
HONG KONG - 3.8%
China Mobile Hong Kong*                     912,500           2,884
China Resources                           6,240,000           5,440
Hang Seng Bank                              692,800           7,173
Hutchison Whampoa                         1,056,500           7,789
Wharf Holdings                            3,538,000           5,829
                                                           --------
                                                             29,115
                                                           --------
IRELAND - 3.9%
Bank of Ireland                             239,300           1,896
CRH                                         534,960           7,941
Elan ADR*                                   176,400           8,546
Irish Life & Permanent                    1,159,300          11,403
                                                           --------
                                                             29,786
                                                           --------
ITALY - 2.5%
Assicurazioni Generali                      221,725          5,957
Autogrill                                   575,800          3,954
Ente Nazionale Idrocarburi                  726,200          9,015
Gucci Group                                   6,500            531
                                                           --------
                                                             19,457
                                                           --------

INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                  SHARES      VALUE (000)
-------------------------------------------------------------------
JAPAN - 20.8%
Asahi Bank                                2,481,000        $ 2,770
Avex                                        133,800          4,942
Brother Industries                        1,866,000          5,247
Canon                                       289,000          7,933
Daiichi Pharmaceutical                      255,000          5,351
Daiwa Securities Group                      759,000          5,263
Fanuc                                       104,100          3,906
Fast Retailing                               85,100          9,565
Fuji Heavy                                  671,000          3,087
Fuji Photo Film                             107,000          3,682
Fuji Television Network                         783          3,904
Furukawa Electric                           673,000          3,661
Hitachi                                     613,000          4,080
Honda Motor                                 182,100          5,916
Japan Radio                               1,193,000          3,906
Kanebo*                                   2,169,000          3,951
Kanematsu*                                2,187,000          3,929
Keyence                                      25,300          3,398
Kose                                         37,560          1,261
Meitec                                      118,100          3,073
Mizuho Holdings                               1,154          4,456
NGK Insulators                              712,000          5,457
Nintendo                                     36,800          5,308
Nippon Foundry                                  564          3,172
Nippon Mitsubishi Oil                           925              4
Nippon Telegraph & Telephone                    994          4,639
Nissan Motor                              1,342,000          5,599
NTT Mobile Communications                       492          6,649
Olympus Optical                             274,000          3,853
Promise                                      86,100          5,782
Rohm                                         48,100          4,684
Sony                                        126,600          4,665
Sumitomo Bank                               602,000          4,316
Takeda Chemical Industries                  103,800          4,792
Tohoku Pioneer                               47,300          1,112
Tokyo Broadcasting System                    12,000            211
Toys R Us-Japan                              44,100          1,096
Yamada Denki                                 71,100          4,619
                                                           --------
                                                           159,239
                                                           --------
MALAYSIA - 0.0%
Silverstone*                                  3,325             --
                                                           --------
MEXICO - 0.6%
Telefonos de Mexico ADR                     137,000          4,424
                                                           --------
NETHERLANDS - 1.5%
ASML Holding*                               286,700          3,191
Elsevier                                    752,410          8,778
                                                           --------
                                                            11,969
                                                           --------
SINGAPORE - 1.4%
Capitaland*                               3,721,000          2,802
Datacraft Asia Limited                      908,840          2,981
Singapore Telecom                         4,681,000          4,797
                                                           --------
                                                            10,580
                                                           --------
SPAIN - 3.4%
Banco Santander Central Hispano           1,418,340         10,876
NH Hoteles                                  733,460          6,446
Telefonica                                  768,510          8,497
                                                           --------
                                                            25,819
                                                           --------

The accompanying notes are an integral part of the financial statements.


(112      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                       SHARES   VALUE (000)
---------------------------------------------------------------------
SWEDEN - 1.2%
Skandinaviska Enskilda                         1,314,610     $   9,181
                                                             ----------
                                                                 9,181
                                                             ----------
SWITZERLAND - 5.6%
Jomed                                            111,330         2,142
Nestle, Registered                                76,550        16,338
Novartis, Registered                             280,300        10,976
UBS, Registered                                  294,513        13,774
                                                             ----------
                                                                43,230
                                                             ----------
TAIWAN - 0.5%
Taiwan Semiconductor                             378,460         3,592
                                                             ----------
UNITED KINGDOM - 19.0%
BP Amoco                                       1,923,600        15,889
Celltech*                                        645,645         6,576
CGNU                                             836,800        10,325
Compass Group                                  1,714,200        11,954
Dixons Group                                   2,679,461         7,256
Electrocomponents                              1,522,600         9,153
Galen Holdings                                   453,900         4,245
Glaxosmithkline*                                  33,781           953
Lloyds TSB Group                                 927,000         8,856
Misys                                            937,150         2,803
Next                                             655,600         8,624
Reckit Benckiser                                 994,030        14,288
Scottish and Southern Energy                   1,527,400        14,547
Tesco                                          2,898,490        10,906
Trinity Mirror                                         1            --
Vodafone AirTouch                              8,513,250        18,768
                                                             ----------
                                                               145,143
                                                             ----------
TOTAL FOREIGN COMMON STOCKS                                    708,342
                                                             ----------
RELATED PARTY MONEY MARKET FUND - 1.2%
First American Prime Obligations Fund(A)       9,123,771         9,124
                                                             ----------
TOTAL RELATED PARTY MONEY MARKET FUND                            9,124
                                                             ----------
TOTAL INVESTMENTS - 93.8%
   (Cost $847,962)                                             717,466
                                                             ----------
OTHER ASSETS AND LIABILITIES, NET - 6.2%(E)                     47,451
                                                             ----------


INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                                  VALUE (000)
-----------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                           $1,074,444
Accumulated net investment loss                                 (8,325)
Accumulated net realized loss on
 investments                                                  (170,860)
Net unrealized depreciation of
 investments                                                  (130,496)
Net unrealized appreciaiton of forward
 foreign currency contracts, foreign
 currency and translation of other assets
 and liabilities in foreign currency                               154
                                                             ----------
TOTAL NET ASSETS - 100.0%                                    $ 764,917
                                                             ----------
CLASS A:
Net asset value and redemption price per share
 (net assets of $64,906,904 and 7,242,301 shares
 of capital stock issued and outstanding)(F)                 $    8.96
Maximum sales charge of 5.50%                                     0.52
                                                             ----------
Offering price per share(B)                                  $    9.48
                                                             ----------
CLASS B:
Net asset value and offering price per share
 (net assets of $10,857,648 and 1,285,176 shares
 of capital stock issued and outstanding)(C)(F)              $    8.45
                                                             ----------
CLASS C:
Net asset value per share (net assets of $17,805,855
 and 2,036,043 shares of capital stock issued and
 outstanding)(C)(F)                                          $    8.75
Maximum sales charge of 1.00%                                     0.09
                                                             ----------
Offering price per share(D)                                  $    8.84
                                                             ----------
CLASS S:
Net asset value, offering price and redemption price
 per share (net assets of $9,461,078 and 1,055,586
 shares of capital stock issued and outstanding)(F)          $    8.96
                                                             ----------
CLASS Y:
Net asset value, offering price and redemption price
 per share (net assets of $661,885,927 and 73,300,055
 shares of capital stock issued and outstanding)(F)          $    9.03
                                                             ----------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a possible redemption charge, see the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Cash denominated in foreign currency   $35,293

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      113)

STATEMENTS OF NET ASSETS September 30, 2001

INTERNATIONAL FUND (CONCLUDED)

DESCRIPTION
-------------------------------------------------------------

At September 30, 2001, sector diversification of the Fund was as follows:

                                              % of
                                           Net Assets     Value (000)
                                          ------------   ------------
FOREIGN COMMON STOCK
Banks                                         10.39%     $ 79,463
Pharmaceuticals & Biotechnology                9.41        71,969
Telecommunication Services                     9.38        71,859
Capital Goods                                  8.11        61,999
Insurance                                      6.48        49,581
Energy                                         6.24        47,754
Technology Hardware & Equipment                5.78        44,199
Retailing                                      5.02        38,364
Food Beverage & Tobacco                        3.96        30,298
Hotels Restaurants & Leisure                   3.35        25,629
Utilities                                      3.17        24,227
Media                                          3.13        23,956
Diversified Financials                         2.92        22,359
Health Care Equipment & Services               2.58        19,756
Household & Personal Product                   2.55        19,500
Consumer Durables & Apparel                    2.54        19,412
Automobiles & Components                       1.91        14,601
Software & Services                            1.49        11,414
Food & Drug Retailing                          1.43        10,906
Transportation                                 1.35        10,353
Materials                                      1.04         7,941
Real Estate                                    0.37         2,802
Commercial Services & Supplies                 0.00            --
                                             ------      --------
TOTAL FOREIGN COMMON STOCKS                    92.6       708,342
TOTAL RELATED PARTY MONEY MARKET FUND           1.2         9,124
                                             ------      --------
TOTAL INVESTMENTS                              93.8       717,466
OTHER ASSETS AND LIABILITIES, NET               6.2        47,451
                                             ------      --------
NET ASSETS                                    100.0%     $764,917
                                             ======      ========

The accompanying notes are an integral part of the financial statements.


(114      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                 (This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS in thousands

                                                                          EMERGING                 INTERNATIONAL
                                                                      MARKETS FUND                          FUND
                                                                       -----------      ------------------------
                                                                           10/1/00        11/1/00        12/1/99
                                                                                to             to             to
                                                                           9/30/01        9/30/01       10/31/00
                                                                       -----------      ---------     ----------
INVESTMENT INCOME:
Interest                                                                 $     169       $     468      $    187
Dividends                                                                    1,239           2,703         1,397
Less: Foreign taxes withheld                                                  (135)             --            (5)
Securities lending                                                              --              --            47
----------------------------------------------------------------------   ---------       ---------      ----------
TOTAL INVESTMENT INCOME                                                      1,273           3,171         1,626
======================================================================   =========       =========      ==========
EXPENSES:
Investment advisory fees                                                       692           1,688         1,228
Administrator and fund accounting fees                                          62             305           603
Transfer agent fees and expenses                                               103              71            39
Custodian fees                                                                  59             122           214
Directors' fees                                                                  1               6             2
Registration fees                                                               --              38            12
Professional fees                                                                2              65            17
Printing                                                                         3              28            21
Other                                                                            1               6             8
Shareholder servicing fees - Class A                                             9              11            11
Shareholder servicing fees - Class B                                             2              10             7
Shareholder servicing fees - Class Y                                            --              31            --
Distribution fees - Class C                                                      2              --            --
----------------------------------------------------------------------   ---------       ---------      ----------
TOTAL EXPENSES                                                                 936           2,381         2,162
======================================================================   =========       =========      ==========
Less: Waiver of expenses                                                      (120)           (205)         (529)
----------------------------------------------------------------------   ---------       ---------      ----------
TOTAL NET EXPENSES                                                             816           2,176         1,633
======================================================================   =========       =========      ==========
Investment income (loss) - net                                                 457             995            (7)
----------------------------------------------------------------------   ---------       ---------      ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS - NET:
Net realized gain (loss) on investments                                     (6,981)        (22,013)       13,800
Net realized gain (loss) on forward foreign currency contracts and
 foreign currency transactions                                                (286)             31          (267)
Net change in unrealized appreciation or depreciation of investments       (13,117)         14,847       (22,320)
Net change in unrealized appreciation or depreciation of
 foreign currency, and translation of other assets and
 liabilities denominated in foreign currency                                     1             183            (9)
----------------------------------------------------------------------   ---------       ---------      ----------
NET LOSS ON INVESTMENTS                                                    (20,383)         (6,952)       (8,796)
======================================================================   =========       =========      ==========
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ (19,926)      $  (5,957)     $ (8,803)
======================================================================   =========       =========      ==========

The accompanying notes are an integral part of the financial statements.


(116      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                           EMERGING
                                                                                                       MARKETS FUND
                                                                                           ------------------------
                                                                                               10/1/00      10/1/99
                                                                                                    to           to
                                                                                               9/30/01      9/30/00
                                                                                           -----------   ----------
OPERATIONS:
Investment income (loss) - net                                                              $      457    $    (280)
Net realized gain (loss) on investments                                                         (6,981)      11,580
Net realized gain (loss) on foreign currency transactions                                         (286)        (291)
Net change in unrealized appreciation or depreciation of investments                           (13,117)         145
Net change in unrealized appreciation or depreciation of foreign currency transactions               1           (9)
------------------------------------------------------------------------------------------  ----------    ------------
Net increase (decrease) in net assets resulting from operations                                (19,926)      11,145
------------------------------------------------------------------------------------------  ----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                                           --           --
  Class B                                                                                           --           --
  Class S                                                                                           --           --
  Class Y                                                                                           --           --
Net realized gain on investments:
  Class A                                                                                           --           --
  Class B                                                                                           --           --
  Class S                                                                                           --           --
  Class Y                                                                                           --           --
------------------------------------------------------------------------------------------  ----------    -----------
Total distributions                                                                                 --           --
------------------------------------------------------------------------------------------  ----------    -----------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                            6,895          601
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                      (6,765)      (1,935)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets                       --           --
------------------------------------------------------------------------------------------  ----------    -----------
Increase (decrease) in net assets from Class A transactions                                        130       (1,334)
------------------------------------------------------------------------------------------  ----------    -----------
Class B
  Proceeds from sales                                                                              171          112
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                         (38)          (5)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets                       --           --
------------------------------------------------------------------------------------------  ----------    -----------
Increase (decrease) in net assets from Class B transactions                                        133          107
------------------------------------------------------------------------------------------  ----------    -----------
Class C
  Proceeds from sales                                                                              407            5
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                        (284)          --
------------------------------------------------------------------------------------------  ----------    -----------
Increase in net assets from Class C transactions                                                   123            5
------------------------------------------------------------------------------------------  ----------    -----------
Class S (2)
  Proceeds from sales                                                                               --           --
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                          --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets                       --           --
------------------------------------------------------------------------------------------  ----------    -----------
Increase in net assets from Class S transactions                                                    --           --
------------------------------------------------------------------------------------------  ----------    -----------
Class Y (2)
  Proceeds from sales                                                                           19,980       15,887
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                     (16,853)     (10,427)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets                       --           --
------------------------------------------------------------------------------------------  ----------    -----------
Increase in net assets from Class Y transactions                                                 3,127        5,460
------------------------------------------------------------------------------------------  ----------    -----------
Increase in net assets from capital share transactions                                           3,513        4,238
------------------------------------------------------------------------------------------  ----------    -----------
Total increase (decrease) in net assets                                                        (16,413)      15,383
NET ASSETS AT BEGINNING OF PERIOD                                                               60,202       44,819
==========================================================================================  ==========    ===========
NET ASSETS AT END OF PERIOD                                                                 $   43,789    $  60,202
==========================================================================================  ==========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                    $     (157)   $    (297)
==========================================================================================  ==========    ===========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                         INTERNATIONAL
                                                                                                                  FUND
                                                                                           ---------------------------
                                                                                                 11/1/00       12/1/99
                                                                                                      to            to
                                                                                                 9/30/01      10/31/00
                                                                                           -------------   -----------
OPERATIONS:
Investment income (loss) - net                                                               $      995     $       (7)
Net realized gain (loss) on investments                                                         (22,013)        13,800
Net realized gain (loss) on foreign currency transactions                                            31           (267)
Net change in unrealized appreciation or depreciation of investments                             14,847        (22,320)
Net change in unrealized appreciation or depreciation of foreign currency transactions              183             (9)
------------------------------------------------------------------------------------------   ----------     ------------
Net increase (decrease) in net assets resulting from operations                                  (5,957)        (8,803)
------------------------------------------------------------------------------------------   ----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                                           (27)           (26)
  Class B                                                                                            (4)            (4)
  Class S                                                                                          (120)           (77)
  Class Y                                                                                        (1,078)          (771)
Net realized gain on investments:
  Class A                                                                                          (348)          (354)
  Class B                                                                                           (77)           (72)
  Class S                                                                                        (1,564)        (1,003)
  Class Y                                                                                       (11,770)        (8,213)
------------------------------------------------------------------------------------------   ------------   ------------
Total distributions                                                                             (14,988)       (10,520)
------------------------------------------------------------------------------------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                            24,557            474
  Reinvestment of distributions                                                                     342            346
  Payments for redemptions                                                                      (23,661)          (671)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets             28             --
  Shares issued in connection with the acquisition of the Firstar Fund assets                    56,551             --
------------------------------------------------------------------------------------------   ------------   ------------
Increase (decrease) in net assets from Class A transactions                                      57,817            149
------------------------------------------------------------------------------------------   ------------   ------------
Class B
  Proceeds from sales                                                                               413            128
  Reinvestment of distributions                                                                      71             68
  Payments for redemptions                                                                         (273)          (144)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets            112             --
  Shares issued in connection with the acquisition of the Firstar Fund assets                     9,404             --
------------------------------------------------------------------------------------------   ------------   ------------
Increase (decrease) in net assets from Class B transactions                                       9,727             52
------------------------------------------------------------------------------------------   ------------   ------------
Class C
  Proceeds from sales                                                                                94             --
  Reinvestment of distributions                                                                      --             --
  Payments for redemptions                                                                          (84)            --
------------------------------------------------------------------------------------------   ------------   ------------
Increase in net assets from Class C transactions                                                     10             --
------------------------------------------------------------------------------------------   ------------   ------------
Class S (2)
  Proceeds from sales                                                                             5,638         16,446
  Reinvestment of distributions                                                                   1,627          1,080
  Payments for redemptions                                                                       (8,436)      (101,109)
  Shares issued in connection with the acquisition of the Firstar Fund assets                   457,512             --
------------------------------------------------------------------------------------------   ------------   ------------
Increase in net assets from Class S transactions                                                456,341          7,417
------------------------------------------------------------------------------------------   ------------   ------------
Class Y (2)
  Proceeds from sales                                                                           130,404         56,458
  Reinvestment of distributions                                                                   7,542          5,492
  Payments for redemptions                                                                     (105,059)       (16,025)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets         37,760             --
  Shares issued in connection with the acquisition of the Firstar Fund assets                    48,295             --
------------------------------------------------------------------------------------------   ------------   ------------
Increase in net assets from Class Y transactions                                                118,942         45,925
------------------------------------------------------------------------------------------   ------------   ------------
Increase in net assets from capital share transactions                                          642,837         53,543
------------------------------------------------------------------------------------------   ------------   ------------
Total increase (decrease) in net assets                                                         621,892         34,220
NET ASSETS AT BEGINNING OF PERIOD                                                               143,025        108,805
==========================================================================================   ============   ============
NET ASSETS AT END OF PERIOD                                                                  $  764,917     $  143,025
==========================================================================================   ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                     $   (8,325)    $        5
==========================================================================================   ============   ============


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                      INTERNATIONNAL
                                                                                                FUND
                                                                                      --------------
                                                                                             12/1/98
                                                                                                  to
                                                                                            11/30/99
                                                                                         -----------
OPERATIONS:
Investment income (loss) - net                                                              $    179
Net realized gain (loss) on investments                                                       10,365
Net realized gain (loss) on foreign currency transactions                                         36
Net change in unrealized appreciation or depreciation of investments                          15,949
Net change in unrealized appreciation or depreciation of foreign currency transactions           (19)
------------------------------------------------------------------------------------------  --------
Net increase (decrease) in net assets resulting from operations                               26,510
------------------------------------------------------------------------------------------  --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                                        (11)
  Class B                                                                                         --
  Class S                                                                                        (29)
  Class Y                                                                                       (320)
Net realized gain on investments:
  Class A                                                                                       (178)
  Class B                                                                                        (36)
  Class S                                                                                       (458)
  Class Y                                                                                     (3,385)
------------------------------------------------------------------------------------------  --------
Total distributions                                                                           (4,417)
------------------------------------------------------------------------------------------  --------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                            373
  Reinvestment of distributions                                                                  180
  Payments for redemptions                                                                      (637)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets          --
  Shares issued in connection with the acquisition of the Firstar Fund assets                     --
------------------------------------------------------------------------------------------  --------
Increase (decrease) in net assets from Class A transactions                                      (84)
------------------------------------------------------------------------------------------  --------
Class B
  Proceeds from sales                                                                             97
  Reinvestment of distributions                                                                   34
  Payments for redemptions                                                                      (147)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets          --
  Shares issued in connection with the acquisition of the Firstar Fund assets                     --
------------------------------------------------------------------------------------------  --------
Increase (decrease) in net assets from Class B transactions                                      (16)
------------------------------------------------------------------------------------------  --------
Class C
  Proceeds from sales                                                                             --
  Reinvestment of distributions                                                                   --
  Payments for redemptions                                                                        --
------------------------------------------------------------------------------------------  --------
Increase in net assets from Class C transactions                                                  --
------------------------------------------------------------------------------------------  --------
Class S (2)
  Proceeds from sales                                                                          2,901
  Reinvestment of distributions                                                                  487
  Payments for redemptions                                                                    (2,626)
  Shares issued in connection with the acquisition of the Firstar Fund assets                     --
------------------------------------------------------------------------------------------  --------
Increase in net assets from Class S transactions                                                 762
------------------------------------------------------------------------------------------  --------
Class Y (2)
  Proceeds from sales                                                                         19,316
  Reinvestment of distributions                                                                1,910
  Payments for redemptions                                                                    (7,659)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets          --
  Shares issued in connection with the acquisition of the Firstar Fund assets                     --
------------------------------------------------------------------------------------------  --------
Increase in net assets from Class Y transactions                                              13,567
------------------------------------------------------------------------------------------  --------
Increase in net assets from capital share transactions                                        14,229
------------------------------------------------------------------------------------------  --------
Total increase (decrease) in net assets                                                       36,322
NET ASSETS AT BEGINNING OF PERIOD                                                             72,483
==========================================================================================  ========
NET ASSETS AT END OF PERIOD                                                                 $108,805
==========================================================================================  ========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                    $    608
==========================================================================================  ========

(1)See note 4 in the notes to the financial statements for additional information.

(2)On September 24, 2001, Class Y and Institutional Class of International Fund were redesignated as Class S and Class Y, respectively.

The accompanying notes are an integral part of the financial statements.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      117)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                       NET ASSET                      UNREALIZED     DIVIDENDS
                           VALUE              NET       GAINS OR      FROM NET   DISTRIBUTIONS
                       BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                       OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     -----------  ---------------  -------------  ------------  --------------
EMERGING MARKETS FUND
Class A(1)
 2001(2)               $  8.50        $  0.02         $ (2.65)      $    --        $    --
 2000(2)                  6.77          (0.06)           1.79            --             --
 1999(2)                  5.61          (0.04)           1.20            --             --
 1998                    10.96          (0.15)          (5.18)        (0.02)            --
 1997                     8.85           0.02            2.10         (0.01)            --
Class B
 2001(2)               $  8.37        $ (0.03)        $ (2.61)      $    --        $    --
 2000(2)                  6.72          (0.11)           1.76            --             --
 1999(2)                  5.60          (0.08)           1.20            --             --
 1998(3)                  7.27             --           (1.67)           --             --
Class C
 2001(2)               $  8.46        $    --         $ (2.66)      $    --        $    --
 2000(2)(4)               9.96          (0.06)          (1.44)           --             --
Class S
 2001(2)(5)            $  5.72        $    --         $  0.15       $    --        $    --
Class Y
 2001(2)               $  8.55        $  0.06         $ (2.69)      $    --        $    --
 2000(2)                  6.80          (0.04)           1.79            --             --
 1999(2)                  5.62          (0.02)           1.20            --             --
 1998(3)                  7.27           0.01           (1.66)           --             --
-------                -------        -------         -------       -------        -------
INTERNATIONAL FUND(10)
Class A
 2001(2)(6)            $ 13.96        $  0.10         $ (3.63)      $ (0.10)       $ (1.37)
 2000(2)(8)              15.94          (0.03)          (0.42)        (0.10)         (1.43)
 1999                    12.42             --            4.26         (0.04)         (0.70)
 1998                    11.22           0.01            1.66         (0.07)         (0.40)
 1997                    11.28          (0.02)           0.30         (0.05)         (0.29)
Class B
 2001(2)(6)            $ 13.28        $  0.01         $ (3.43)      $ (0.07)       $ (1.34)
 2000(2)(8)              15.27          (0.10)          (0.42)        (0.07)         (1.40)
 1999                    11.97          (0.09)           4.09         (0.01)         (0.69)
 1998                    10.87          (0.08)           1.60         (0.02)         (0.40)
 1997                    10.99          (0.08)           0.28         (0.03)         (0.29)
Class C
 2001(2)(7)            $  8.31        $  0.01         $  0.43       $    --        $    --
Class S
 2001(2)(6)            $ 13.97        $ (0.04)        $ (3.50)      $ (0.10)       $ (1.37)
 2000(2)(8)              15.95          (0.03)          (0.42)        (0.10)         (1.43)
 1999                    12.43          (0.01)           4.27         (0.04)         (0.70)
 1998                    11.23             --            1.67         (0.07)         (0.40)
 1997                    11.29          (0.03)           0.31         (0.05)         (0.29)
Class Y
 2001(2)(6)            $ 14.03        $  0.07         $ (3.61)      $ (0.11)       $ (1.35)
 2000(2)(8)              15.97           0.01           (0.42)        (0.12)         (1.41)
 1999                    12.42           0.06            4.25         (0.06)         (0.70)
 1998                    11.21           0.04            1.67         (0.10)         (0.40)
 1997                    11.24           0.01            0.31         (0.06)         (0.29)
-------                -------        -------         -------       -------        -------

 (1)The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund Class A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, Class A shares of the Piper Emerging Markets Growth Fund were exchanged for Class A shares of the Emerging Markets Fund. On August 7, 1998, the fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.
 (2)Per share data calculated using average shares outstanding method.
 (3)Class Y and Class B shares have been offered since August 10, 1998. All ratios for the period have been annualized, except total return.
 (4)Commenced operations February 1, 2000. All ratios for the period have been annualized, except total return.
 (5)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (6)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
 (7)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized. All ratios for the period have been annualized, except total return.
 (8)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.
 (9)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(10)The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) class A shares of the Firstar International Growth Fund were exchanged for class A shares of the First American International Fund,
    (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar Internal Growth Fund. Firstar International Growth Fund is the accounting survivor.

The accompanying notes are an integral part of the financial statements.


(118      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                       RATIO OF      RATIO OF
                                                                    RATIO OF NET    EXPENSES TO    NET INCOME
       NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE    TO AVERAGE
           VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS    NET ASSETS   PORTFOLIO
          END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING    (EXCLUDING    TURNOVER
          PERIOD      RETURN (9)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)      WAIVERS)        RATE
     -----------  --------------  --------------  -------------  ---------------  -------------  ------------  ----------

       $  5.87         (30.94)%      $  3,244          1.70%           0.26%           1.92%          0.04%        132%
          8.50          25.55           4,338          1.70           (0.70)           1.89          (0.89)        149
          6.77          20.68           4,551          1.70           (0.54)           2.02          (0.86)        138
          5.61         (48.91)          5,384          1.96           (1.09)           3.43          (2.56)         48
         10.96          23.91          16,998          2.00            0.17            3.34          (1.17)        105

       $  5.73         (31.54)%      $    173          2.45%          (0.37)%          2.64%         (0.56)%       132%
          8.37          24.55             107          2.45           (1.21)           2.66          (1.42)        149
          6.72          20.00              13          2.45           (1.19)           2.72          (1.46)        138
          5.60         (22.97)              1          2.46           (0.43)           4.30          (2.27)         48

       $  5.80         (31.44)%      $     90          2.45%           0.02%           2.70%         (0.23)%       132%
          8.46         (15.06)              4          2.45           (0.99)           2.64          (1.18)        149

       $  5.87           2.62%       $     --          0.00%           0.00%           0.00%          0.00%        132%

       $  5.92         (30.84)%      $ 40,282          1.45%           0.88%           1.67%          0.66%        132%
          8.55          25.74          55,753          1.45           (0.42)           1.64          (0.61)        149
          6.80          21.00          40,255          1.45           (0.35)           1.73          (0.63)        138
          5.62         (22.70)          7,444          1.46            0.83            3.30          (1.01)         48
       -------         ------        --------          ----           -----            ----          -----         ---


       $  8.96         (28.00)%      $ 64,907          1.49%           1.02%           1.59%          0.92%         72%
         13.96          (3.59)          3,591          1.58           (0.26)           1.76          (0.44)         90
         15.94          36.62           3,939          1.56           (0.01)           1.75          (0.20)         94
         12.42          15.33           3,154          1.58            0.02            1.75          (0.15)         89
         11.22           2.58           2,854          1.59           (0.20)           1.75          (0.36)         75

       $  8.45         (28.57)%      $ 10,857          2.17%           0.06%           2.27%         (0.04)%        72%
         13.28          (4.22)            732          2.28           (0.96)           2.46          (1.14)         90
         15.27          35.65             781          2.26           (0.71)           2.45          (0.90)         94
         11.97          14.48             624          2.28           (0.70)           2.45          (0.87)         89
         10.87           1.82             562          2.29           (0.91)           2.45          (1.07)         75

       $  8.75           5.29%       $ 17,806          1.48%           4.15%           1.48%          4.15%         72%

       $  8.96         (28.03)%      $  9,461          1.46%          (0.33)%          1.61%         (0.48)%        72%
         13.97          (3.59)         16,373          1.58           (0.26)           1.76          (0.44)         90
         15.95          36.61          11,307          1.56            0.00            1.75          (0.19)         94
         12.43          15.37           8,058          1.58            0.01            1.75          (0.16)         89
         11.23           2.59           6,798          1.59           (0.21)           1.75          (0.37)         75

       $  9.03         (27.93)%      $661,886          1.23%           0.67%           1.36%          0.54%         72%
         14.03          (3.27)        122,329          1.28            0.04            1.76          (0.44)         90
         15.97          36.98          92,778          1.26            0.28            1.75          (0.21)         94
         12.42          15.73          60,647          1.28            0.34            1.75          (0.13)         89
         11.21           2.91          55,038          1.29            0.09            1.75          (0.37)         75
       -------         ------        --------          ----           -----            ----          -----         ---


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      119)

STATEMENTS OF NET ASSETS September 30, 2001

HEALTH SCIENCES FUND

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 96.5%
COMMERCIAL SERVICES & SUPPLIES - 2.0%
IMS Health                                            18,900             $473
Stericycle*                                            3,900              163
                                                                       ------
                                                                          636
                                                                       ------
HEALTH CARE EQUIPMENT & SERVICES - 25.2%
AdvancePCS*                                            4,600              330
AmerisourceBergen*                                     9,472              672
Applera                                                9,000              220
Apria Healthcare*                                     18,130              470
Baxter International                                   3,000              165
Biomet                                                 9,100              266
Cardinal Health                                        8,375              619
Caremark Rx*                                          29,400              490
Cooper                                                 6,400              300
Cyberonics*                                           10,000              158
Express Scripts, Cl A*                                 6,400              354
HCA-Healthcare                                         3,300              146
Kensey Nash*                                           8,760              168
Laboratory Corporation of America
 Holdings*                                             4,400              356
McKesson HBOC                                          5,700              215
Medtronic                                             16,100              700
Noven Pharmaceuticals*                                 5,200               94
Omnicare                                               5,600              122
Quest Diagnostic*                                      9,300              574
Regeneration Technologies*                            16,000              186
Select Medical*                                        6,700              106
Specialty Laboratories*                                9,400              259
Stryker                                                4,300              227
Triad Hospitals*                                       4,900              173
Universal Health Services*                             4,300              210
Varian Medical System*                                 3,000              192
Wellpoint Health Networks*                             2,250              246
Zimmer Holdings*                                       6,170              171
                                                                       ------
                                                                        8,189
                                                                       ------
PHARMACEUTICALS & BIOTECHNOLOGY - 67.4%
Abbott Laboratories                                   17,900              928
Allergan                                               4,300              285
American Home Products                                26,000            1,515
Amgen*                                                14,660              862
Andrx*                                                 5,220              339
Array Biopharma*                                      33,000              298
Bone Care International*                              18,440              359
Bristol-Myers Squibb                                  28,800            1,600
Celgene*                                              22,400              592
Cephalon*                                              8,400              419
Charles River Laboratories International*             11,500              407
Enzon*                                                 2,600              133
Forest Laboratories*                                   4,500              325
Genentech*                                            19,880              875
Genzyme*                                               3,700              168
IDEC Pharmaceuticals*                                 17,300              858
Imclone System*                                        3,300              187
Immunex*                                              10,500              196
Invitrogen*                                            4,100              270
Ivax*                                                 16,310              362
King Pharmaceuticals*                                  8,266              347
Eli Lilly                                             20,500            1,654
Merck                                                 24,500            1,632

HEALTH SCIENCES FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
MGI Pharma*                                           12,300           $ 164
Novartis AG, ADR                                       8,500             331
NPS Pharmaceuticals*                                   4,300             134
Pfizer                                                73,500           2,947
Pharmaceutical Resources*                              6,800             243
Pharmacia                                             46,967           1,905
Praecis Pharmaceuticals*                              25,600              95
Protein Design Labs*                                   6,440             304
Techne*                                               14,070             414
Teva Pharmaceutical Industries, ADR                    4,900             296
Watson Pharmaceuticals*                                2,800             153
XOMA Limited*                                         36,700             309
                                                                      -------
                                                                      21,906
                                                                     --------
SOFTWARE & SERVICES - 1.9%
Allscripts Healthcare Solutions*                      37,330             157
Eclipsys*                                             13,600             181
TriZetto*                                             31,820             280
                                                                     --------
                                                                         618
                                                                     --------
TOTAL COMMON STOCKS
                                                                      31,349
                                                                     --------
RELATED PARTY MONEY MARKET FUND - 1.7%
First American Prime Obligations Fund(A)             557,656             558
                                                                     --------
TOTAL RELATED PARTY MONEY MARKET FUND
                                                                         558
                                                                     --------
TOTAL INVESTMENTS - 98.2%
   (Cost $30,960)                                                     31,907
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET - 1.8%(E)                              573
                                                                     --------

The accompanying notes are an integral part of the financial statements.


(120      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

HEALTH SCIENCES FUND (CONCLUDED)

DESCRIPTION                                         VALUE (000)
---------------------------------------------------------------
NET ASSETS:
Portfolio capital                                      $31,694
Accumulated net realized loss on
 investments                                              (161)
Net unrealized appreciation of
 investments                                               947
                                                       -------
TOTAL NET ASSETS - 100.0%                              $32,480
                                                       -------
CLASS A:
Net asset value and redemption price per share
 (net assets of $6,513,580 and 661,782 shares
 of capital stock issued and outstanding)(F)           $  9.84
Maximum sales charge of 5.50%                             0.57
                                                       -------
Offering price per share(B)                            $ 10.41
                                                       -------
CLASS B:
Net asset value and offering price per share
 (net assets of $3,496,574 and 371,931 shares
 of capital stock issued and outstanding)(C)(F)        $  9.40
                                                       -------
CLASS C:
Net asset value per share (net assets of
 $5,328,752 and 547,847 shares of
 capital stock issued and outstanding)(C)(F)           $  9.73
Maximum sales charge of 1.00%                             0.10
                                                       -------
Offering price per share(D)                            $  9.83
                                                       -------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $10 and 1 share
 of capital stock issued and outstanding)(F)           $  9.84
                                                       -------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $17,140,889 and
 1,725,852 shares of capital stock issued and
 outstanding)(F)                                       $  9.93
                                                       -------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the Financial statements.

(B)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Collateral received for securities loaned, at value     $  5,030
    Payable upon return of securities loaned                $ (5,030)

(F)$.0001 par value and 2 billion authorized shares.

ADR - American Depositary Receipt
Cl - Class

REAL ESTATE SECURITIES FUND

DESCRIPTION                              SHARES     VALUE (000)
---------------------------------------------------------------
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 0.3%
Marriott International, Cl A             10,000         $   334
                                                        -------
REAL ESTATE INVESTMENT TRUSTS - 95.7%
DIVERSIFIED - 5.3%
Duke Realty Invesments                  105,700           2,504
Rouse                                    91,400           2,209
Washington Real Estate Investment        27,700             657
                                                        -------
                                                          5,370
                                                        -------
FINANCIAL SERVICES - 2.4%
Anthracite Mortgage Capital             235,200           2,446
                                                        -------
HEALTH CARE - 0.8%
Healthcare Realty Trust                  30,000             765
                                                        -------
HOTELS - 3.7%
Hospitality Properties Trust            105,700           2,545
Meristar Hospitality                    110,900           1,170
                                                        -------
                                                          3,715
                                                        -------
OFFICE/INDUSTRIAL - 40.3%
Amb Property                             66,200           1,622
Arden Realty                             77,200           1,974
Beacon Capital Partnership* (A)          33,750             384
Boston Properties                        84,100           3,207
Brandywine Realty Trust                  30,600             653
Brookfield Properties                   137,200           2,504
CarrAmerica Realty Trust                101,500           3,041
Centerpoint Properties                   16,500             788
Corporate Office Properties Trust        31,600             344
Cousins Properties                       37,900             938
Eastgroup Properties                     23,000             504
Equity Office Properties Trust          319,623          10,228
Kilroy Realty                            37,400             933
Liberty Property Trust                   55,850           1,602
Mission West Properties                 124,700           1,496
Prentiss Properties Trust                38,900           1,070
Prologis Trust                          139,300           2,939
PS Business Parks                        37,300           1,033
Reckson Associates Realty                91,500           2,210
SL Green Realty                          70,800           2,232
Trizec Hahn                              57,500           1,035
                                                        -------
                                                         40,737
                                                        -------
RESIDENTIAL - 22.0%
Apartment Investment & Management       100,100           4,531
Archstone Community Trust                97,100           2,534
Avalonbay Communities                    41,412           1,977
Bre Properties, Cl A                     68,000           2,037
Camden Property Trust                    39,400           1,462
Equity Residential Properties Trust      85,900           5,017
Essex Property Trust                     49,000           2,406
Charles E. Smith Residential Realty      11,500             592
Summit Properties                        20,200             530
United Dominion Realty Trust             79,600           1,137
                                                        -------
                                                         22,223
                                                        -------
MALL/RETAIL - 17.2%
Chelsea Property Group                   32,700           1,486
General Growth Properties                41,200           1,433
Kimco Realty                             69,770           3,387
Mid-Atlantic Realty Trust                33,600             470
New Plan Excel Realty Trust              63,400           1,084
Pan Pacific Retail Properties            44,700           1,178


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      121)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                          SHARES    VALUE (000)
--------------------------------------------------------------------------
Simon Property Group                                145,140       $  3,906
Wornado Realty Trust                                 93,500          3,712
Weingarten Realty Investors                          15,000            729
                                                                  --------
                                                                    17,385
                                                                  --------
SELF STORAGE - 3.2%
Public Storage                                       98,000          3,273
                                                                  --------
SPECIALTY REAL ESTATE - 0.8%
Capital Automotive                                   21,000            370
Fortress Investment (A)                              35,000            433
                                                                  --------
                                                                       803
                                                                  --------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                 96,717
                                                                  --------
TOTAL COMMON STOCKS                                                 97,051
                                                                  --------
PREFERRED STOCKS - 0.2%
Cypress*                                                602              1
Wyndham International* (B)                            1,659            163
                                                                  --------
TOTAL PREFERRED STOCKS                                                 164
                                                                  --------
RELATED PARTY MONEY MARKET FUND - 4.0%
First American Prime Obligations Fund (C)         4,016,796          4,017
TOTAL RELATED PARTY MONEY MARKET FUND                                4,017
                                                                  --------
TOTAL INVESTMENTS - 100.2%
   (Cost $92,908)                                                  101,232
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET - (0.2%) (G)                        (163)
                                                                  --------

REAL ESTATE SECURITIES FUND (CONCLUDED)

DESCRIPTION                                                    VALUE (000)
--------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                 $ 96,862
Undistributed net investment income                                    751
Accumulated net realized loss on
 investments                                                        (4,868)
Net unrealized appreciation of
 investments                                                         8,324
                                                                  --------
TOTAL NET ASSETS - 100.0%                                         $101,069
                                                                  --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $2,421,259 and 184,515 shares
 of capital stock issued and outstanding)(H)                      $  13.12
Maximum sales charge of 5.50%                                         0.76
                                                                  --------
Offering price per share(D)                                       $  13.88
                                                                  --------
CLASS B:
Net asset value and offering price per share
 (net assets of $1,723,778 and 132,408 shares
 of capital stock issued and outstanding)(E)(H)                   $  13.02
                                                                  --------
CLASS C:
Net asset value per share (net assets of
 $340,898 and 26,058 shares of capital stock
 issued and outstanding)(E)(H)                                    $  13.08
Maximum sales charge of 1.00%                                         0.13
                                                                  --------
Offering price per share(F)                                       $  13.21
                                                                  --------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $320,169 and
 24,401 shares of capital stock issued and
 outstanding)(H)                                                  $  13.12
                                                                  --------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $96,262,502 and
 7,319,112 shares of capital stock issued and
 outstanding)(H)                                                  $  13.15
                                                                  --------

*Non-income producing security

(A)Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that programs or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B)Private placement securities considered illiquid investments under guidelines established by the Board of Directors.

(C)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(E)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(G)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Collateral received for securities loaned, at value     $  11,072
    Payable upon return of securities loaned                $ (11,072)

(H)$.0001 par value and 2 billion authorized shares

Cl - Class

The accompanying notes are an integral part of the financial statements.


(122      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

TECHNOLOGY FUND

DESCRIPTION                                       SHARES       VALUE (000)
--------------------------------------------------------------------------
COMMON STOCKS - 98.2%
CONSUMER DURABLES & APPAREL - 1.9%
Sony, ADR                                         64,000            $2,125
                                                                   -------
MEDIA - 5.0%
AOL Time Warner*                                 173,000             5,726
                                                                   -------
RETAILING - 1.3%
eBay*                                             32,650             1,494
                                                                   -------
SOFTWARE & SERVICES - 27.8%
Actuate Software*                                 93,400               391
Ariba*                                            46,150                86
Check Point Software Technologies*                97,900             2,156
Earthlink*                                        36,200               551
Electronic Data Systems                           54,200             3,121
Internap Network Services*                       466,500               467
Liberate Technologies*                           183,850             1,831
Mercury Interactive*                              46,500               885
Micromuse*                                        41,700               237
Microsoft*                                       126,950             6,496
Netiq*                                            23,450               534
Openwave System*                                  99,450             1,268
Oracle*                                          217,250             2,733
Precise Software Solutions*                       89,900               993
SAP AG                                            24,450               634
Siebel Systems*                                  112,400             1,462
Stellent*                                         79,700             1,148
Synopsys*                                         20,550               824
Tricord Systems*                                 317,600               172
UAXS Global Holdings*                            173,400               128
VERITAS Software*                                127,100             2,344
Vignette*                                        357,050             1,264
Vitria Technology*                               377,500               774
Yahoo*                                           123,500             1,088
                                                                   -------
                                                                    31,587
                                                                   -------
TECHNOLOGY HARDWARE & EQUIPMENT - 54.0%
Advanced Fibre Communications*                    50,200               733
Agere Systems*                                   506,900             2,094
Alpha Industries*                                 50,250               973
Applied Micro Circuits*                          146,250             1,022
Broadcom*                                         61,050             1,239
Brocade Communications Systems*                  205,150             2,878
Celestica*                                        46,200             1,261
Centillium Communications*                        76,100               461
Ciena*                                            86,200               887
Cisco Systems*                                   380,750             4,638
Dell Computer*                                    81,300             1,507
Emcore*                                           58,450               500
Ericsson, ADR                                    557,900             1,947
Exfo Electro-Optical Engineering*                 77,750               700
Genesis Microchip*                                31,500               886
Integrated Circuit System*                        40,000               511
Intel                                             50,900             1,040
Intergraph*                                       67,720               606
Juniper Networks*                                 45,900               445
Lantronix*                                       132,500               808
Linear Technology                                 19,050               625
McDATA*                                          107,600               903
Micron Technology*                                71,450             1,345
Motorola                                         312,850             4,880
Multilink Technology*                            179,450               928
Mykrolis*                                        123,000             1,103
National Semiconductor*                           37,700               831

TECHNOLOGY FUND (CONTINUED)

DESCRIPTION                                       SHARES       VALUE (000)
--------------------------------------------------------------------------
Nokia, ADR, Cl A                                 137,700            $2,155
Nortel Networks                                  801,550             4,497
O2Micro International*                            94,300             1,240
Palm*                                            213,727               312
PMC-Sierra*                                       61,500               632
Powerwave Technologies*                           83,200               992
QUALCOMM*                                         97,900             4,654
Research In Motion*                               59,950               964
RF Micro Devices*                                 81,000             1,345
Sanmina*                                          95,000             1,290
Sonus Networks*                                   88,000               264
StorageNetworks*                                 179,800               712
Taiwan Semiconductor Manufacturing
 SP, ADR*                                        323,260             3,068
Tellium*                                          89,150               440
United Microelectronics, ADR                     273,298             1,454
UTStarcom*                                       101,900             1,656
                                                                   -------
                                                                    61,426
                                                                   -------
TELECOMMUNICATION SERVICES - 8.2%
Airgate PCS*                                      12,950               575
Allegiance Telecommunications*                   185,350               558
American Tower*                                   75,750             1,052
Global Crossing*                                 326,550               588
Qwest Communications International               135,000             2,255
Sprint*                                           92,700             2,437
Time Warner Telecommunications, Cl A*            102,150               741
Triton PCS Holdings*                              22,250               846
WorldCom - MCI Group*                                685                10
WorldCom - Worldcom Group*                        17,142               258
                                                                   -------
                                                                     9,320
                                                                   -------
TOTAL COMMON STOCKS
                                                                   111,676
                                                                  --------
RELATED PARTY MONEY MARKET FUND - 0.7%
First American Prime Obligations Fund (A)        746,146               746
                                                                  --------
TOTAL RELATED PARTY MONEY MARKET FUND
                                                                       746
                                                                  --------
TOTAL INVESTMENTS - 98.9%
   (Cost $263,486)                                                 112,424
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET - 1.1% (E)
                                                                     1,297
                                                                  --------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      123)

STATEMENTS OF NET ASSETS September 30, 2001

TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------
NET ASSETS:
Portfolio capital                                    $581,972
Accumulated net realized loss on
 investments                                         (317,189)
Net unrealized depreciation of
 investments                                         (151,062)
                                                     --------
TOTAL NET ASSETS - 100.0%                            $113,721
                                                     --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $29,083,997 and 4,572,482 shares
 of capital stock issued and outstanding)(F)         $   6.36
Maximum sales charge of 5.50%                            0.37
                                                     --------
Offering price per share(B)                          $   6.73
                                                     --------
CLASS B:
Net asset value and offering price per share
 (net assets of $15,973,878 and 2,770,538 shares
 of capital stock issued and outstanding)(C)(F)      $   5.77
                                                     --------
CLASS C:
Net asset value per share (net assets of
 $9,009,603 and 1,434,645 shares of
 capital stock issued and outstanding)(C)(F)         $   6.28
Maximum sales charge of 1.00%                            0.06
                                                     --------
Offering price per share(D)                          $   6.34
                                                     --------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $6 and 1 share
 of capital stock issued and outstanding)(F)         $   6.36
                                                     --------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $59,653,581 and
 9,128,705 shares of capital stock issued and
 outstanding)(F)                                     $   6.53
                                                     --------

*Non-income producing security

(A)This money market fund is advised by U.S.Bancorp Piper Jaffray Management, Inc. who also serves as advisor for this fund. See the notes to the financial statements.

(B)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Collateral received for securities loaned, at value     $  51,214
    Payable upon return of securities loaned                $ (51,214)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class

SCIENCE & TECHNOLOGY FUND

DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------
COMMON STOCKS - 94.0%
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
Medtronic                                 9,000        $  392
                                                       ------
PHARMACEUTICALS & BIOTECHNOLOGY - 14.9%
Abgenix*                                  6,200           141
Amgen*                                   11,900           699
Andrx*                                    2,900           188
Bristol-Myers Squibb                      6,200           345
Eli Lilly                                 5,800           468
Genetech*                                10,400           458
Genzyme*                                  6,800           309
IDEC Pharmaceuticals*                     7,900           392
Ivax*                                    10,600           235
King Pharmaceuticals*                     4,600           193
MedImmune*                                7,000           249
Merck                                     3,900           260
Millennium Pharmaceuticals*              10,000           178
Pfizer                                    9,800           393
Pharmacia                                10,900           442
Praecis Pharmaceuticals*                 24,200            90
Protein Design Labs*                      2,800           132
                                                       ------
                                                        5,172
                                                       ------
CAPITAL GOODS - 1.8%
General Dynamics                          7,000           618
                                                       ------
SOFTWARE & SERVICES - 23.7%
Adobe Systems                            17,700           424
BEA Systems*                             64,000           614
Check Point Software Technologies*       35,000           771
Citrix Systems*                          30,500           604
Computer Sciences*                       22,200           736
Mercury Interactive*                     18,200           347
Microsoft*                               17,500           895
Nuance Communications*                   56,500           367
NVIDIA*                                  32,200           885
Openwave System*                         25,157           321
PeopleSoft*                              15,400           278
Rational Software*                       57,300           496
Siebel Systems*                          48,000           625
VeriSign*                                 4,900           205
VERITAS Software*                        36,300           669
                                                       ------
                                                        8,237
                                                       ------

The accompanying notes are an integral part of the financial statements.


(124      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              SHARES     VALUE (000)
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 49.4%
Alpha Industries*                                        38,300        $    742
Analog Devices*                                          26,800             876
Applied Micro Circuits*                                  61,000             426
AXT*                                                     65,000             689
Broadcom*                                                12,500             254
Brocade Communications Systems*                          36,900             518
Cisco Systems*                                           95,600           1,164
Comverse Technology*                                      8,700             178
Corning                                                  26,400             233
Cree*                                                     9,900             146
Cypress Semi-Conductor*                                  11,300             168
Dell Computer*                                           40,200             745
EMC*                                                     30,100             354
EMCORE*                                                  73,300             627
Emulex*                                                  24,000             228
Integrated Device Technologies*                          15,600             314
Intel                                                    49,300           1,008
IBM                                                       8,200             757
JDS Uniphase*                                            42,800             271
Juniper Networks*                                        28,800             279
KLA-Tencor*                                              12,000             379
Micron Technology*                                       41,700             785
Network Appliance*                                       41,000             279
Nokia, ADR, Cl A                                         18,000             282
Nortel Networks                                          40,700             228
Novellus Systems*                                        20,900             597
ONI Systems*                                             31,500             127
Qlogic*                                                  10,900             207
QUALCOMM*                                                16,200             770
RF Micro Devices*                                        50,100             832
Scientific - Atlanta                                     12,300             216
Sonus Networks*                                          27,700              83
Sun Microsystems*                                        75,497             624
Texas Instruments                                        46,000           1,149
Vitesse Semiconductor*                                   37,700             292
Xilinx*                                                  13,100             308
                                                                       --------
                                                                         17,135
                                                                       --------
TELECOMMUNICATION SERVICES - 3.1%
Broadwing*                                               12,400             199
Sprint*                                                  15,500             408
WorldCom*                                                31,200             469
                                                                       --------
                                                                          1,076
                                                                       --------
TOTAL COMMON STOCKS                                                      32,630
                                                                       --------

SCIENCE & TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                              SHARES     VALUE (000)
-------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 8.3%
First American Prime Obligations Fund(A)              2,881,835        $  2,882
                                                                       --------
TOTAL RELATED PARTY MONEY MARKET FUND                                     2,882
                                                                       --------
TOTAL INVESTMENTS - 102.3%
   (Cost $62,188)                                                        35,512
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - (2.3%)(E)                              (810)
                                                                        --------
NET ASSETS:
Portfolio capital                                                      $117,825
Accumulated net realized loss on
 investments and options written                                        (55,995)
Net unrealized depreciation of
 investments                                                            (26,677)
Net unrealized depreciation of options
 written                                                                   (451)
                                                                       --------
TOTAL NET ASSETS - 100.0%
                                                                       $ 34,702
                                                                       --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $987,958 and 210,077 shares of
 capital stock issued and outstanding)(F)                              $   4.70
Maximum sales charge of 5.50%                                              0.27
                                                                       --------
Offering price per share(B)                                            $   4.97
                                                                       --------
CLASS B:
Net asset value and offering price per share
 (net assets of $3,562,681 and 765,303 shares of
 capital stock issued and outstanding)(C)(F)                           $   4.66
                                                                       --------
CLASS C:
Net asset value per share (net assets of $9 and 2
 shares of capital stock issued and outstanding)(C)(F)                 $   4.70
Maximum sales charge of 1.00%                                              0.05
                                                                       --------
Offering price per share (D)                                           $   4.75
                                                                       --------
CLASS S:
Net asset value, offering price and redemption price
 per share (net assets of $1,858,248 and 395,201 shares
 of capital stock issued and outstanding)(F)                           $   4.70
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per
 share (net assets of $28,292,777 and 5,966,475 shares of
 capital stock issued and outstanding)(F)                              $   4.74
                                                                       --------

*Non-income producing securities

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisors for this fund. See also the notes to the financial statements.

(B)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Collateral received for securities loaned, at value     $  12,195
    Payable upon return of securities loaned                $ (12,195)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      125)

STATEMENTS OF OPERATIONS in thousands

                                                             HEALTH       REAL ESTATE
                                                      SCIENCES FUND   SECURITIES FUND
                                                      -------------   ---------------
                                                            10/1/00           10/1/00
                                                                 to                to
                                                            9/30/01           9/30/01
                                                            -------           -------
INVESTMENT INCOME:
Interest                                                   $    101         $     112
Dividends                                                       179             4,536
Securities lending                                                8                11
------------------------------------------------------- -----------     -------------
TOTAL INVESTMENT INCOME                                         288             4,659
======================================================= ===========     =============
EXPENSES:
Investment advisory fees                                        233               449
Administrator and fund accounting fees                            2                72
Transfer agent fees and expenses                                104                96
Custodian fees                                                   10                19
Directors' fees                                                  --                 1
Registration fees                                                --                 1
Professional fees                                                 1                 2
Printing                                                          2                 4
Other                                                            41                 2
Shareholder servicing fees - Fund level                          --                --
Shareholder servicing fees - Class S                             --                --
Distribution and shareholder servicing fees - Class A            16                 6
Distribution and shareholder servicing fees - Class B            39                18
Distribution fees - Class C                                      49                 3
------------------------------------------------------- -----------     -------------
TOTAL EXPENSES                                                  493               673
======================================================= ===========     =============
Less: Waiver of expenses                                        (89)             (137)
------------------------------------------------------- -----------     -------------
TOTAL NET EXPENSES                                              404               536
======================================================= ===========     =============
Investment income (loss) - net                                 (116)            4,123
------------------------------------------------------- -----------     -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS WRITTEN - NET:
Net realized gain (loss) on investments                         399             4,720
Net realized gain (loss) on options written                      --                --
Net change in unrealized appreciation or depreciation
 of investments                                              (6,754)           (1,546)
Net changes in unrealized appreciation or depreciation
 of options written                                              --                --
------------------------------------------------------- -----------     -------------
NET GAIN (LOSS) ON INVESTMENTS                               (6,355)            3,174
======================================================= ===========     =============
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                           $ (6,471)        $   7,297
======================================================= ===========     =============

[WIDE TABLE CONTINUED FROM ABOVE]

                                                          TECHNOLOGY                  SCIENCE &
                                                                FUND            TECHNOLOGY FUND
                                                        ------------    -----------------------
                                                             10/1/00        11/1/00     12/1/99
                                                                  to             to          to
                                                             9/30/01        9/30/01    10/31/00
                                                         -----------    -----------   ---------
INVESTMENT INCOME:
Interest                                                  $      532     $      242    $    393
Dividends                                                         73             65          73
Securities lending                                               300             12          --
------------------------------------------------------- ------------   ------------   ---------
TOTAL INVESTMENT INCOME                                          905            319         466
======================================================= ============   ============   =========
EXPENSES:
Investment advisory fees                                       2,215            745         900
Administrator and fund accounting fees                           357            130         171
Transfer agent fees and expenses                                 333             69          27
Custodian fees                                                    95             20          25
Directors' fees                                                    3              9           6
Registration fees                                                 --             57          57
Professional fees                                                  9             54          13
Printing                                                          19             45          16
Other                                                              6              4           2
Shareholder servicing fees - Fund level                           --             --         250
Shareholder servicing fees - Class S                             103              1          --
Distribution and shareholder servicing fees - Class A            181              3           1
Distribution and shareholder servicing fees - Class B            333             70          69
Distribution fees - Class C                                      195             --          --
------------------------------------------------------- ------------   ------------   ---------
TOTAL EXPENSES                                                 3,849          1,207       1,537
======================================================= ============   ============   =========
Less: Waiver of expenses                                        (189)          (170)        (97)
------------------------------------------------------- ------------   ------------   ---------
TOTAL NET EXPENSES                                             3,660          1,037       1,440
======================================================= ============   ============   =========
Investment income (loss) - net                                (2,755)          (718)       (974)
------------------------------------------------------- ------------   ------------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS WRITTEN - NET:
Net realized gain (loss) on investments                     (315,453)       (51,893)     (2,367)
Net realized gain (loss) on options written                       --         (2,253)        932
Net change in unrealized appreciation or depreciation
 of investments                                             (271,929)       (51,406)     14,820
Net changes in unrealized appreciation or depreciation
 of options written                                               --           (253)         --
------------------------------------------------------- ------------   ------------   ---------
NET GAIN (LOSS) ON INVESTMENTS                              (587,382)      (105,800)     13,385
======================================================= ============   ============   =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $ (590,137)    $ (106,523)   $ 12,411
======================================================= ============   ============   =========

The accompanying notes are an integral part of the financial statements.


(126      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                 (This page has been left blank intentionally.)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                   HEALTH
                                                                                            SCIENCES FUND
                                                                                -------------------------
                                                                                   10/1/00        10/1/99
                                                                                        to             to
                                                                                   9/30/01        9/30/00
                                                                                ----------      ---------

OPERATIONS:
Investment income (loss) - net                                                    $  (116)      $     (38)
Net realized gain (loss) on investments                                               399           3,404
Net realized gain (loss) on options written                                            --              --
Net change in unrealized appreciation or depreciation of investments               (6,754)          6,835
Net change in unrealized appreciation or depreciation of options written               --              --
-------------------------------------------------------------------------------   --------    -----------
Net increase (decrease) in net assets resulting from operations                    (6,471)         10,201
-------------------------------------------------------------------------------   --------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                              --              --
  Class B                                                                              --              --
  Class C                                                                              --              --
  Class Y                                                                              (1)             (2)
Net realized gain on investments(3):
  Class A                                                                            (702)             --
  Class B                                                                            (475)             --
  Class C                                                                            (459)             --
  Class Y                                                                          (2,040)             --
Tax return of capital:
  Class A                                                                              --              --
  Class B                                                                              --              --
  Class Y                                                                              --              --
-------------------------------------------------------------------------------   ---------   -------------
Total distributions                                                                (3,677)             (2)
-------------------------------------------------------------------------------   ---------   --------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                               3,275           4,777
  Reinvestment of distributions                                                       685              --
  Payments for redemptions                                                         (2,142)         (1,336)
-------------------------------------------------------------------------------   ---------   -------------
Increase (decrease) in net assets from Class A transactions                         1,818          (3,441)
-------------------------------------------------------------------------------   ---------   -------------
Class B
  Proceeds from sales                                                               1,409           2,706
  Reinvestment of distributions                                                       469              --
  Payments for redemptions                                                         (1,319)           (686)
  Shares issued in connection with the acquisition of the Firstar Fund assets          --              --
-------------------------------------------------------------------------------   ---------   -------------
Increase (decrease) in net assets from Class B transactions                           559           2,020
-------------------------------------------------------------------------------   ---------   -------------
Class C
  Proceeds from sales                                                               2,495           3,975
  Reinvestment of distributions                                                       458              --
  Payments for redemptions                                                           (546)            (60)
-------------------------------------------------------------------------------   ---------   -------------
Increase in net assets from Class C transactions                                    2,407           3,915
-------------------------------------------------------------------------------   ---------   -------------
Class S (2)
  Proceeds from sales                                                                  --              --
  Payments for redemptions                                                             --              --
  Shares issued in connection with the acquisition of the Firstar Fund assets          --              --
-------------------------------------------------------------------------------   ---------   -------------
Increase in net assets from Class S transactions                                       --              --
-------------------------------------------------------------------------------   ---------   -------------
Class Y (2)
  Proceeds from sales                                                               4,869           3,248
  Reinvestment of distributions                                                       902              --
  Payments for redemptions                                                         (2,315)         (3,039)
  Shares issued in connection with the acquisition of the Firstar Fund assets          --              --
-------------------------------------------------------------------------------   ---------   -------------
Increase (decrease) in net assets from Class Y transactions                         3,456             209
-------------------------------------------------------------------------------   ---------   -------------
Increase (decrease) in net assets from capital share transactions                   8,240          (9,585)
-------------------------------------------------------------------------------   ---------   -------------
Total increase (decrease) in net assets                                            (1,908)        (19,784)
-------------------------------------------------------------------------------   ---------   -------------
NET ASSETS AT BEGINNING OF PERIOD                                                  34,388          14,604
===============================================================================   =========   =============
NET ASSETS AT END OF PERIOD                                                       $32,480       $  34,388
===============================================================================   =========   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                          $    --       $      --
===============================================================================   =========   =============

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                             REAL ESTATE
                                                                                         SECURITIES FUND
                                                                             ---------------------------
                                                                                  10/1/00        10/1/99
                                                                                       to             to
                                                                                  9/30/01        9/30/00
                                                                             ------------    -----------
OPERATIONS:
Investment income (loss) - net                                                    $ 4,123      $   3,630
Net realized gain (loss) on investments                                             4,720         (5,831)
Net realized gain (loss) on options written                                            --             --
Net change in unrealized appreciation or depreciation of investments               (1,546)        15,034
Net change in unrealized appreciation or depreciation of options written               --             --
-------------------------------------------------------------------------------   ---------   -----------
Net increase (decrease) in net assets resulting from operations                     7,297         12,833
-------------------------------------------------------------------------------   ---------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                            (109)          (102)
  Class B                                                                             (76)          (106)
  Class C                                                                             (13)            (1)
  Class Y                                                                          (3,085)        (3,583)
Net realized gain on investments(3):
  Class A                                                                              --             --
  Class B                                                                              --             --
  Class C                                                                              --             --
  Class Y                                                                              --             --
Tax return of capital:
  Class A                                                                              (5)            (4)
  Class B                                                                              (4)            (5)
  Class Y                                                                            (149)          (138)
-------------------------------------------------------------------------------   ---------   ------------
Total distributions                                                                (3,441)        (3,939)
-------------------------------------------------------------------------------   ---------   ------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                               1,350            772
  Reinvestment of distributions                                                       102             91
  Payments for redemptions                                                         (1,119)          (601)
-------------------------------------------------------------------------------   ---------   ------------
Increase (decrease) in net assets from Class A transactions                           333            262
-------------------------------------------------------------------------------   ---------   ------------
Class B
  Proceeds from sales                                                                 376            315
  Reinvestment of distributions                                                        73             92
  Payments for redemptions                                                           (663)          (995)
  Shares issued in connection with the acquisition of the Firstar Fund assets           2             --
-------------------------------------------------------------------------------   ---------   ------------
Increase (decrease) in net assets from Class B transactions                          (212)          (588)
-------------------------------------------------------------------------------   ---------   ------------
Class C
  Proceeds from sales                                                                 256            167
  Reinvestment of distributions                                                        13              1
  Payments for redemptions                                                           (101)            (7)
-------------------------------------------------------------------------------   ---------   -------------
Increase in net assets from Class C transactions                                      168            161
-------------------------------------------------------------------------------   ---------   ------------
Class S (2)
  Proceeds from sales                                                                 242             --
  Payments for redemptions                                                             --             --
  Shares issued in connection with the acquisition of the Firstar Fund assets          67             --
-------------------------------------------------------------------------------   ---------   ------------
Increase in net assets from Class S transactions                                      309             --
-------------------------------------------------------------------------------   ---------   ------------
Class Y (2)
  Proceeds from sales                                                              12,135         14,679
  Reinvestment of distributions                                                       255            337
  Payments for redemptions                                                         (8,203)       (18,216)
  Shares issued in connection with the acquisition of the Firstar Fund assets      32,008             --
-------------------------------------------------------------------------------   ---------   ------------
Increase (decrease) in net assets from Class Y transactions                        36,195         (3,200)
-------------------------------------------------------------------------------   ---------   ------------
Increase (decrease) in net assets from capital share transactions                  36,793         (3,365)
-------------------------------------------------------------------------------   ---------   ------------
Total increase (decrease) in net assets                                            40,649          5,529
-------------------------------------------------------------------------------   ---------   ------------
NET ASSETS AT BEGINNING OF PERIOD                                                  60,420         54,891
===============================================================================   =========   ============
NET ASSETS AT END OF PERIOD                                                      $101,069     $  60,420
===============================================================================   =========   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                          $   751      $     (69)
===============================================================================   =========   ============

(1)See Note 4 in the notes to the financial statements for additional information.

(2)On September 24, 2001, Class Y and Institutional class of Science & Technology Fund were redesignated as Class S and Class Y, respectively.

(3)Includes distributions in excess of net realized gains of $97 and $1,745 for the period ended September 30, 2001 for the Health Sciences and Technology Funds, respectively.

The accompanying notes are an integral part of the financial statements.


(128      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                    TECHNOLOGY                               SCIENCE &
                          FUND                         TECHNOLOGY FUND
     -------------------------   -------------------------------------
         10/1/00       10/1/99        11/1/00      12/1/99      8/9/99
              to            to             to           to          to
         9/30/01       9/30/00        9/30/01     10/31/00    11/30/99
     -----------   -----------   ------------  -----------   ---------


      $   (2,755)   $   (5,255)   $     (718)   $    (974)     $   (71)
        (315,453)      131,445       (51,893)      (2,367)        (414)
              --            --        (2,253)         932
        (271,929)       43,672       (51,406)      14,820        9,711
              --            --          (253)          --           --
      ----------   -----------    ----------   ----------    ---------
        (590,137)      169,862      (106,523)      12,411        9,226
      ----------   -----------    ----------   ----------    ---------


              --            --            --           --           --
              --            --            --           --           --
              --            --            --           --           --
              --            --            --           --           --

         (24,639)       (7,867)           --           --           --
         (16,716)       (7,758)           --           --           --
          (5,503)           --            --           --           --
         (67,890)      (70,350)           --           --           --

              --            --            --           --           --
              --            --            --           --           --
              --            --            --           --           --
      ----------   -----------    ----------   ----------    ---------
        (114,748)      (85,975)           --           --           --
      ----------   -----------    ----------   ----------    ---------


          51,555       226,127         2,947        2,073           --
          23,719         7,203            --           --           --
         (42,766)      (96,618)       (1,777)         (27)          --
      ----------   -----------    ----------   ----------    ---------
          32,508       136,712         1,170        2,046           --
      ----------   -----------    ----------   ----------    ---------

          11,252        82,706         2,098       12,986        1,197
          16,266         7,621            --                        --
          (9,839)      (17,275)       (1,168)      (1,054)          --
              --            --            --           --           --
      ----------   -----------    ----------   ----------    ---------
          17,679        73,052           930       11,932        1,197
      ----------   -----------    ----------   ----------    ---------

          16,755        39,844            --           --           --
           5,470            --            --           --           --
          (5,921)       (1,945)           --           --           --
      ----------   -----------    ----------   ----------    ---------
          16,304        37,899            --           --           --
      ----------   -----------    ----------   ----------    ---------

              --            --         3,256           --           --
              --            --          (104)          --           --
              --            --            --           --           --
      ----------   -----------    ----------   ----------    ---------
              --            --         3,152           --           --
      ----------   -----------    ----------   ----------    ---------

          88,628       242,912        50,119       86,735       32,590
          35,693        19,875            --           --           --
         (95,285)     (128,235)      (51,322)     (18,229)        (734)
              --            --            --           --           --
      ----------   -----------    ----------   ----------    ---------
          29,036       134,552        (1,203)      68,506       31,858
      ----------   -----------    ----------   ----------    ---------
          95,527       382,215         4,049       82,484       33,055
      ----------   -----------    ----------   ----------    ---------
        (609,358)      466,102      (102,474)      94,895       42,281
      ----------   -----------    ----------   ----------    ---------
         723,079       256,977       137,176       42,281           --
      ==========   ===========    ==========   ==========    =========
      $  113,721    $  723,079    $   34,702    $ 137,176      $42,281
      ==========   ===========    ==========   ==========    =========
      $       --    $       --    $       --    $      --      $    --
      ==========   ===========    ==========   ==========    =========


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      129)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                       NET ASSET                      UNREALIZED     DIVIDENDS                    DISTRIBUTIONS
                           VALUE              NET       GAINS OR      FROM NET    DISTRIBUTIONS            FROM
                       BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT             FROM       RETURN OF
                       OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME    CAPITAL GAINS         CAPITAL
                     -----------  ---------------  -------------  ------------  ---------------  --------------
HEALTH SCIENCES FUND
Class A
 2001(4)              $  13.34        $ (0.03)        $ (2.10)      $    --         $ (1.37)        $    --
 2000                     8.24          (0.02)           5.12            --              --              --
 1999                     7.82           0.01            0.46         (0.01)          (0.04)             --
 1998                    12.05           0.01           (2.78)           --           (1.46)             --
 1997                     9.86          (0.01)           2.30            --           (0.10)             --
Class B
 2001(4)              $  12.89        $ (0.11)        $ (2.01)      $    --         $ (1.37)        $    --
 2000                     8.02          (0.08)           4.95            --              --              --
 1999                     7.65           0.01            0.40            --           (0.04)             --
 1998                    11.90          (0.02)          (2.77)           --           (1.46)             --
 1997                     9.81          (0.01)           2.20            --           (0.10)             --
Class C
 2001(4)              $  13.29        $ (0.11)        $ (2.08)      $    --         $ (1.37)        $    --
 2000(2)                  9.76          (0.03)           3.56            --              --              --
Class S
 2001(3)(4)           $   9.06        $    --         $  0.78       $    --         $    --         $    --
Class Y
 2001(4)              $  13.42        $    --         $ (2.12)      $    --         $ (1.37)        $    --
 2000                     8.28             --            5.14            --              --              --
 1999                     7.84           0.04            0.48         (0.04)          (0.04)             --
 1998                    12.08           0.03           (2.78)        (0.03)          (1.46)             --
 1997                     9.87          (0.01)           2.33         (0.01)          (0.10)             --
-------               --------        -------         -------       -------         -------         -------
REAL ESTATE SECURITIES FUND
Class A
 2001(4)           $     12.71        $  0.76         $  0.32       $ (0.64)        $    --         $ (0.03)
 2000                    10.78           0.74            2.00         (0.79)             --           (0.02)
 1999                    12.17           0.65           (1.36)        (0.67)             --           (0.01)
 1998                    14.97           0.63           (2.40)        (0.70)          (0.33)             --
 1997                    11.52           0.72            3.42         (0.65)          (0.03)          (0.01)
Class B
 2001(4)              $  12.61        $  0.65         $  0.33       $ (0.54)        $    --         $ (0.03)
 2000                    10.69           0.64            2.00         (0.69)             --           (0.03)
 1999                    12.08           0.55           (1.34)        (0.57)             --           (0.03)
 1998                    14.86           0.52           (2.37)        (0.60)          (0.33)             --
 1997                    11.46           0.63            3.38         (0.57)          (0.03)          (0.01)
Class C
 2001(4)              $  12.68        $  0.68         $  0.30       $ (0.59)        $    --         $    --
 2000(2)                 10.61           0.50            2.14         (0.57)             --              --
Class S
 2001(3)(4)           $  12.52        $  0.11         $  0.49       $    --         $    --         $    --
Class Y
 2001(4)              $  12.73        $  0.84         $  0.28       $ (0.68)        $    --         $ (0.02)
 2000                    10.80           0.77            2.00         (0.81)             --           (0.03)
 1999                    12.19           0.68           (1.35)        (0.69)             --           (0.03)
 1998                    14.99           0.67           (2.40)        (0.74)          (0.33)             --
 1997                    11.53           0.74            3.43         (0.67)          (0.03)          (0.01)
-------               --------        -------         -------       -------         -------         -------

(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.
(3)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(4)Per share data calculated using average shares outstanding method.

The accompanying notes are an integral part of the financial statements.


(130      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                                   RATIO OF NET
                                                                                       RATIO OF      INVESTMENT
                                                                    RATIO OF NET    EXPENSES TO   INCOME (LOSS)
       NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
           VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
          END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
          PERIOD      RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
     -----------  --------------  --------------  -------------  ---------------  -------------  --------------  ----------

       $  9.84         (17.35)%       $ 6,514          1.15%           (0.28)%         1.42%          (0.55)%        103%
         13.34          61.89           6,645          1.17            (0.27)          1.46           (0.56)         104
          8.24           6.08           1,383          1.16             0.11           1.30           (0.03)          53
          7.82         (25.24)          2,017          1.15             0.04           1.20           (0.01)          45
         12.05          23.60             849          1.15            (0.20)          1.29           (0.34)          54

       $  9.40         (17.99)%       $ 3,496          1.90%           (1.04)%         2.17%          (1.31)%        103%
         12.89          60.72           4,221          1.92            (1.02)          2.21           (1.31)         104
          8.02           5.37           1,029          1.92            (0.64)          2.05           (0.77)          53
          7.65         (25.80)            645          1.90            (0.73)          1.95           (0.78)          45
         11.90          22.69             516          1.90            (0.94)          2.04           (1.08)          54

       $  9.73         (17.92)%       $ 5,329          1.90%           (1.04)%         2.17%          (1.31)%        103%
         13.29          36.17           4,347          1.92            (1.02)          2.21           (1.31)         104

       $  9.84           8.61%        $    --          0.00%            0.00%          0.00%           0.00%         103%

       $  9.93         (17.15)%       $17,141          0.90%           (0.04)%         1.17%          (0.31)%        103%
         13.42          62.10          19,175          0.92            (0.02)          1.21           (0.31)         104
          8.28           6.59          12,192          0.90             0.38           1.05            0.23           53
          7.84         (25.10)         21,977          0.90             0.27           0.95            0.22           45
         12.08          23.89          41,243          0.90             0.06           1.04           (0.08)          54
       -------         ------     -----------          ----            -----           ----           -----          ---


       $ 13.12           8.69%        $ 2,421          1.04%            5.89%          1.25%           5.68%          85%
         12.71          26.68           2,035          1.05             6.59           1.24            6.40           45
         10.78          (5.89)          1,518          1.05             5.52           1.18            5.39           21
         12.17         (12.42)          2,027          1.05             4.71           1.18            4.58           36
         14.97          36.77           2,105          1.05             4.46           1.30            4.21           14

       $ 13.02           7.93%        $ 1,724          1.79%            5.13%          2.00%           4.92%          85%
         12.61          25.81           1,874          1.80             5.79           1.99            5.60           45
         10.69          (6.68)          2,192          1.80             4.75           1.93            4.62           21
         12.08         (13.04)          3,026          1.80             3.98           1.93            3.85           36
         14.86          35.77           3,318          1.80             3.61           2.00            3.41           14

       $ 13.08           7.93%        $   341          1.79%            5.27%          2.00%           5.06%          85%
         12.68          25.56             164          1.80             5.79           1.99            5.60           45

       $ 13.12           4.87%        $   320          0.56%           43.93%          1.01%          43.48%          85%

       $ 13.15           9.01%        $96,263          0.80%            6.50%          1.01%           6.29%          85%
         12.73          26.95          56,347          0.80             6.79           0.99            6.60           45
         10.80          (5.64)         51,181          0.80             5.78           0.93            5.65           21
         12.19         (12.18)         58,275          0.80             5.06           0.93            4.93           36
         14.99          37.07          40,501          0.80             4.57           1.05            4.32           14
       -------         ------     -----------          ----            -----           ----           -----          ---


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      131)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                       NET ASSET                      UNREALIZED     DIVIDENDS
                           VALUE              NET       GAINS OR      FROM NET   DISTRIBUTIONS
                       BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                       OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     -----------  ---------------  -------------  ------------  --------------
TECHNOLOGY FUND
Class A
 2001(7)              $  47.68        $ (0.15)       $ (33.55)        $ --         $  (7.62)
 2000                    34.22          (0.35)          24.87           --           (11.06)
 1999                    15.60          (0.18)          19.55           --            (0.75)
 1998                    20.20          (0.13)          (3.26)          --            (1.21)
 1997                    19.25          (0.11)           3.12           --            (2.06)
Class B
 2001(7)              $  44.40        $ (0.26)       $ (30.75)        $ --         $  (7.62)
 2000                    32.59          (0.35)          23.22           --           (11.06)
 1999                    14.99          (0.34)          18.69           --            (0.75)
 1998                    19.58          (0.24)          (3.14)          --            (1.21)
 1997                    18.85          (0.20)           2.99           --            (2.06)
Class C
 2001(7)              $  47.49        $ (0.26)       $ (33.33)        $ --         $  (7.62)
 2000(1)                 50.30          (0.35)          (2.46)          --               --
Class S
 2001(2)(7)           $   6.95        $    --        $  (0.59)        $ --         $     --
Class Y
 2001(7)              $  48.60        $ (0.11)       $ (34.34)        $ --         $  (7.62)
 2000                    34.64          (0.34)          25.36           --           (11.06)
 1999                    15.73          (0.13)          19.79           --            (0.75)
 1998                    20.29          (0.08)          (3.27)          --            (1.21)
 1997                    19.29          (0.06)           3.12           --            (2.06)
-------               --------        -------        --------         ----         --------
SCIENCE & TECHNOLOGY FUND(9)
Class A
 2001(3)(7)           $  19.43        $ (0.10)       $ (14.63)        $ --         $     --
 2000(5)(6)              21.93          (0.07)          (2.43)          --               --
Class B
 2001(3)(7)           $  19.36        $ (0.18)       $ (14.52)        $ --         $     --
 2000(6)(7)              14.52          (0.27)           5.11           --               --
 1999(5)                 10.00             --            4.52           --               --
Class C
 2001(2)(7)           $   5.06        $    --        $  (0.36)        $ --         $     --
Class S
 2001(4)(7)           $  17.69        $ (0.07)       $ (12.92)        $ --         $     --
Class Y
 2001(3)(7)           $  19.54        $ (0.09)       $ (14.71)        $ --         $     --
 2000(6)                 14.56          (0.13)           5.11           --               --
 1999(5)                 10.00             --            4.56           --               --
-------               --------        -------        --------         ----         --------

(1)Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.
(2)Class C and Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(3)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30 . All ratios for the period have been annualized, except total return.
(4)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
(5)Commenced operations on August 9, 1999. All ratios for the period have been annualized, except total return.
(6)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.
(7)Per share data calculated using average shares outstanding method.
(8)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9)The financial highlights for the Science & Technology Fund as set forth herein include the historical financial highlights of the Firstar Science & Technology Fund. The assets of the Firstar Fund were acquired by the First American Science & Technology Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Science & Technology
   Fund were exchanged for Class A shares of the First American Science & Technology Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

The accompanying notes are an integral part of the financial statements.


(132      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                                   RATIO OF NET
                                                                                       RATIO OF      INVESTMENT
                                                                    RATIO OF NET    EXPENSES TO   INCOME (LOSS)
       NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
           VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
          END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
          PERIOD      RETURN (8)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
     -----------  --------------  --------------  -------------  ---------------  -------------  --------------  ----------

       $  6.36         (83.30)%      $ 29,084          1.15%           (0.88)%         1.22%          (0.95)%        269%
         47.68          80.11         155,533          1.15            (0.93)          1.15           (0.93)         195
         34.22         128.71          21,491          1.15            (0.80)          1.16           (0.81)         184
         15.60         (16.69)          7,703          1.15            (0.60)          1.15           (0.60)         124
         20.20          17.71           5,564          1.15            (0.59)          1.17           (0.61)         150

       $  5.77         (83.42)%      $ 15,974          1.90%           (1.63)%         1.97%          (1.70)%        269%
         44.40          78.77          97,003          1.90            (1.68)          1.90           (1.68)         195
         32.59         127.09          20,866          1.90            (1.56)          1.91           (1.57)         184
         14.99         (17.21)          7,499          1.90            (1.38)          1.90           (1.38)         124
         19.58          16.82           8,463          1.90            (1.41)          1.92           (1.43)         150

       $  6.28         (83.43)%      $  9,010          1.90%           (1.63)%         1.98%          (1.71)%        269%
         47.49          (5.59)         33,605          1.90            (1.67)          1.88           (1.65)         195

       $  6.36          (8.49)%      $     --          0.00%            0.00%          0.00%           0.00%         269%

       $  6.53         (83.26)%      $ 59,653          0.90%           (0.62)%         0.96%          (0.67)%        269%
         48.60          80.71         436,938          0.90            (0.67)          0.90           (0.67)         195
         34.64         129.52         214,620          0.90            (0.53)          0.91           (0.54)         184
         15.73         (16.41)        100,985          0.90            (0.38)          0.90           (0.38)         124
         20.29          17.95         148,659          0.90            (0.41)          0.92           (0.43)         150
----   -------         ------     -----------          ----            -----           ----           -----          ---


       $  4.70         (75.81)%      $    988          1.59%           (1.15)%         1.84%          (1.40)%        146%
         19.43         (11.40)          1,944          1.64            (1.47)          1.73           (1.56)          85

       $  4.66         (75.93)%      $  3,563          2.32%           (1.87)%         2.56%          (2.11)%        146%
         19.36          33.33          13,465          2.09            (1.63)          2.19           (1.73)          85
         14.52          45.20           1,345          1.94            (1.19)          2.09           (1.34)          16

       $  4.70          (7.11)%      $     --          0.00%            0.00%          0.00%           0.00%         146%

       $  4.70         (73.43)%      $  1,858          1.56%           (1.19)%         1.90%          (1.53)%        146%

       $  4.74         (75.74)%      $ 28,293          1.34%           (0.90)%         1.58%          (1.14)%        146%
         19.54          34.20         121,767          1.36            (0.90)          1.46           (1.00)          85
         14.56          45.60          40,936          1.69            (0.94)          1.84           (1.09)          16
----   -------         ------     -----------          ----            -----           ----           -----          ---


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      133)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

1 >  ORGANIZATION

     The Large Cap Growth Fund, Large Cap Value Fund, Large Cap Core Fund, Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Equity Income Fund, Balanced Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Core Fund, Emerging Markets Fund, International Fund, Health Sciences Fund, Real Estate Securities Fund, Technology Fund, and Science & Technology Fund (each "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. (FAIF), which is a member of the First American Family of Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAIF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge and may be subject to a contingent deferred sales charge for 18 months. Class S shares have no sales charge and are offered only through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for FAIF fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Capital Growth Fund, Equity Income Fund, Growth & Income Fund, Large Cap Core Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Core Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Relative Value Fund declare and pay income dividends monthly. Micro Cap Fund, Small Cap Growth Fund, Small Cap Core Fund, Small Cap Value Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund declare and pay income dividends quarterly. Emerging Markets Fund, International Fund and Science & Technology Fund declare and pay income dividends annually.

     Due to the nature of the dividends received by the Real Estate Securities Fund on its securities holdings, a portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. Any net realized capital


(134      FIRST AMERICAN FUNDS ANNUAL REPORT 2001
     gains on sales of a fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the statements of net assets the following adjustments were made for permanent tax adjustments (000):

                                      ACCUMULATED     UNDISTRIBUTED
                                     NET REALIZED    NET INVESTMENT
                                      GAIN (LOSS)            INCOME    PAID IN CAPITAL
                                   --------------   ---------------   ----------------
     Large Cap Growth Fund           $     36          $ 1,357            $ (1,393)
     Large Cap Value Fund                  98              (98)                 --
     Large Cap Core Fund                   (3)              (9)                 12
     Growth & Income Fund              (2,361)            (739)              3,100
     Relative Value Fund                   12              (12)                 --
     Capital Growth Fund                    4            1,267              (1,271)
     Equity Income Fund                     5               60                 (65)
     Balanced Fund                       (622)             114                 508
     Mid Cap Growth Fund                  138            1,331              (1,469)
     Mid Cap Core Fund                     68              (45)                (23)
     Micro Cap Fund                       890            2,159              (3,049)
     Small Cap Growth Fund                 52            1,568              (1,620)
     Small Cap Value Fund                (531)             297                 234
     Small Cap Core Fund                  141               53                (194)
     Emerging Markets Fund                286             (317)                 31
     International Fund               (25,014)          (8,096)             33,110
     Health Sciences Fund                 (64)             118                 (54)
     Real Estate Securities Fund        1,651              138              (1,789)
     Technology Fund                        8            2,755              (2,763)
     Science & Technology Fund             --              718                (718)
----------------------------------   ----------        ---------          --------

     At September 30, 2001, the following funds have capital loss carryovers:

                                       AMOUNT (000)    EXPIRATION DATE
                                     --------------   ----------------
     Large Cap Growth Fund              $  5,390           2009
     Large Cap Value Fund                  5,508           2009
     Large Cap Core Fund                  31,064           2009
     Growth & Income Fund                 20,675           2009
     Capital Growth Fund                  12,783           2009
     Balanced Fund                        15,132      2008-2009
     Mid Cap Growth Fund                   8,410           2009
     Mid Cap Value Fund                  106,045           2008
     Mid Cap Core Fund                    13,265           2009
     Micro Cap Fund                        7,489           2009
     Emerging Markets Fund                   242           2007
     International Fund                   51,154      2007-2009
     Real Estate Securities Fund           4,664           2008
     Technology Fund                      12,002           2009
     Science & Technology Fund            51,353      2007-2009
----------------------------------      --------      ---------

     In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryovers was limited for Balanced, International and Real Estate Securities Funds in the amount (000) of $11,268, $8,582, and $1,604, respectively. The amount for the Real Estate Securities Fund is subject to change because its tax year end is December 31.

     Certain funds incurred a loss for tax purposes for November 1, 2000, to September 30, 2001. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ended September 30, 2002. The following funds had deferred losses:

                             AMOUNT (000)
                             ------------
     Large Cap Growth Fund     $38,004
     Balanced Fund              24,605
     Mid Cap Growth Fund       108,446
     Small Cap Growth Fund      71,061
     Emerging Markets Fund       7,401
     International Fund        125,526
     Technology Fund           285,984
     -----------------------   -------

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      135)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

     records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     FOREIGN CURRENCY TRANSLATION - The books and records of the Emerging Markets Fund and International Fund are maintained in U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and
     o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Fund and International Fund do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Fund and International Fund report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The Emerging Markets Fund and International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Emerging Markets Fund and International Fund intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Emerging Markets Fund and International Fund realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Funds' statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at September 30, 2001.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that Class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective Class on the basis of the relative net assets each day.

     OPTIONS TRANSACTIONS - When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

     Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities or other high grade debt obligations equal to at least


(136      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 >  FEES AND EXPENSES

     ADVISOR FEES - Prior to May 2, 2001, First American Asset Management ("FAAM"), a division of U.S. Bank National Association ("U.S. Bank"), served as investment advisor to the Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund. Firstar Investment Research & Management Company LLC ("FIRMCO") served as investment advisor to Large Cap Core Fund, Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Balanced Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Core Fund, International Fund and Science & Technology Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank. The investment advisory fees paid by each fund did not change as a result of the combination. Pursuant to an investment advisory agreement (the "Agreement"), the Advisor manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay the Advisor a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

     -----------------------------------------
     Large Cap Growth Fund               0.65%
     Large Cap Value Fund                0.65%
     Large Cap Core fund                 0.65%
     Growth & Income Fund                0.65%
     Relative Value Fund                 0.65%
     Capital Growth Fund                 0.65%
     Equity Income Fund                  0.65%
     Balanced Fund                       0.65%
     Mid Cap Growth Fund                 0.70%
     Mid Cap Value Fund                  0.70%
     Mid Cap Core Fund                   0.70%
     Micro Cap Fund                      1.40%
     Small Cap Growth Fund               0.70%
     Small Cap Value Fund                0.70%
     Small Cap Core Fund                 0.70%
     Emerging Markets Fund               1.15%
     International Fund                  1.10%
     Health Sciences Fund                0.70%
     Real Estate Securities Fund         0.70%
     Technology Fund                     0.70%
     Science & Technology Fund           0.70%
     -----------------------------------------

     The Advisor voluntarily waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     SUB-ADVISOR FEES - Marvin & Palmer Associates, Inc. serves as Sub-Advisor to the Emerging Markets Fund pursuant to a Sub-Advisory Agreement with the Advisor. For Emerging Markets Fund, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of average daily net assets, 0.60% of average daily net assets in excess of $100 million up to $300 million, 0.55% of average daily net assets in excess of $300 million up to $500 million, and 0.50% of average daily net assets in excess of $500 million.

     Clay Finlay, Inc. serves as Sub-Adviser to the International Fund, and receives a fee, payable by the Advisor. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets): 0.75% of the first $50 million of the Fund's average daily net assets; plus 0.50% of the next $50 million of average daily net assets; plus 0.25% of average net assets in excess of $100 million.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      137)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

     ADMINISTRATION FEES - U.S. Bank is the administrator providing administrative services including certain accounting, legal, and shareholder services to the First American Family of Funds. Under the arrangement, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of its respective share of excess net assets. Fees are computed daily and paid monthly.

     Administration fees paid to U.S. Bank as administrator for the year ended September 30, 2001 were as follows (000):

     -------------------------------------
     Large Cap Growth Fund            $471
     Large Cap Value Fund              621
     Equity Income Fund                142
     Mid Cap Growth Fund               222
     Mid Cap Value Fund                161
     Small Cap Growth Fund             222
     Small Cap Value Fund              246
     Emerging Markets Fund              26
     Health Sciences Fund               16
     Real Estate Securities Fund        31
     Technologies Fund                 144
     -------------------------------------

     Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of U.S. Bancorp, served as the administrator of the Firstar Funds. As administrator FMFS earned a fee at an annual rate of 0.125% on the first $2 billion of average daily net assets and 0.10% on assets in excess of $2 billion. For the period of November 1, 2000 to September 30, 2001, FMFS earned fees, which were computed daily and paid monthly, from the following funds (000):

     -----------------------------------
     Large Cap Core Fund            $389
     Growth & Income Fund            795
     Relative Value Fund             460
     Capital Growth Fund             252
     Balanced Fund                   258
     Mid Cap Core Fund               525
     Micro Cap Fund                  330
     Small Cap Core Fund             331
     International Fund              173
     Science & Technology Fund        75
     -----------------------------------

     SUB-ADMINISTRATION FEES - Both SEI Investments Mutual Fund Services ("SIMFS") and FMFS provided sub-administration services for the Funds for the year ended September 30, 2001. For these services U.S. Bank compensates SIMFS and FMFS monthly at a rate equal to 0.05% of aggregate average daily net assets of the FAIF. In addition, SIMFS also received 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on the assets over $80 billion for the First American Family of Funds. There is a minimum fee of $50,000 per fund (the oldest 38 funds excluded). U.S. Bank paid SIMFS $9,211,172 and FMFS $1,182,706 in aggregate from October 1, 2000 through September 30, 2001. For the funds included in this annual report the amounts paid to SIMFS and FMFS for their respective periods were as follows (000):

                                       SIMFS    FMFS
     -----------------------------------------------
     Large Cap Growth Fund              $585     $31
     Large Cap Value Fund                796      14
     Equity Income Fund                  171      11
     Balanced Fund                       174      --
     Mid Cap Growth Fund                 283      10
     Mid Cap Value Fund                  198       9
     Small Cap Growth Fund               273      18
     Small Cap Value Fund                300      14
     Emerging Markets Fund                33       1
     Health Sciences Fund                 19       1
     Real Estate Securities Fund          37       2
     Technology Fund                     198       2
     -----------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank served as the Fund's custodian for the Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund. The fee for each Fund, with the exception of Emerging Markets, is equal to an annual rate of 0.03% of average daily net assets. The fee for the Emerging Markets Fund was 0.10% of the average daily net assets, which is computed daily and paid monthly. Firstar Bank N.A., an affiliate of U.S. Bancorp, served as custodian for the Large Cap Core Fund, Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Balanced Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Core Fund, International Fund and Science & Technology Fund. Under the arrangement, the Funds were charged an annual fee of 0.02% on the first $2 billion of Firstar Funds assets, plus 0.015% on the next $2 billion, plus 0.01% on the next $1 billion and 0.005% on assets in excess of $5 billion.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - SEI Investments Distribution Co. ("SIDCO") served as distributor of the Funds. Under the respective distribution plan, each of the Funds pay SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares and 0.25% of the Class S shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution and shareholder servicing fees are paid


(138      FIRST AMERICAN FUNDS ANNUAL REPORT 2001
     by Class Y shares. Under the agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the period ended September 30, 2001 (000):

                                                 U.S. BANCORP
                                   U.S. BANK    PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Large Cap Growth Fund             $ 70            $288               $ 1
     Large Cap Value Fund               107             245                 3
     Equity Income Fund                  31              42                --
     Mid Cap Growth Fund                 19             358                 5
     Mid Cap Value Fund                  30              27                --
     Small Cap Growth Fund               26              95                --
     Small Cap Value Fund                51              36                --
     Emerging Markets Fund               --               9                --
     Health Sciences Fund                 8              21                --
     Real Estate Securities Fund          3               5                --
     Technology Fund                     44             115                --
     ---------------------------------------------------------------------------

     Quasar Distributors, LLC ("Quasar"), an affiliate of U.S. Bancorp, served as distributor for the Large Cap Core Fund and Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Balanced Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Core Fund, International Fund and Science & Technology Fund. Under the respective distribution agreement the Funds paid Quasar a monthly distribution fee equal to a rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, and 0.25% of the Class S shares.

     As of October 1, 2001, Quasar was named as the distributor of the FAIF
     Funds.

     TRANSFER AGENT FEES - As the servicing agent, U.S. Bank was paid $8,602,245 in aggregate for the year ended September 30, 2001 for the First American Family of Funds. For the year ended September 30, 2001, transfer agent fees paid to U.S. Bank for the funds included in this annual report were as follows (000):

     -------------------------------------
     Large Cap Growth Fund            $231
     Large Cap Value Fund              211
     Equity Income Fund                 29
     Mid Cap Growth Fund               224
     Mid Cap Value Fund                 37
     Small Cap Growth Fund              92
     Small Cap Value Fund               54
     Emerging Markets Fund              21
     Health Sciences Fund               22
     Real Estate Securities Fund         6
     Technology Fund                   220
     -------------------------------------

     FMFS served as the transfer agent to the Large Cap Core Fund, Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Balanced Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Core Fund, International Fund, and Science & Technology Fund. For the period November 1, 2001 to September 30, 2001, the transfer agent fees paid to FMFS were (000):

     -----------------------------------
     Large Cap Core Fund            $148
     Growth & Income Fund            339
     Relative Value Fund             188
     Capital Growth Fund             180
     Balanced Fund                   108
     Mid Cap Core Fund               188
     Micro Cap Fund                   80
     Small Cap Core Fund              90
     International Fund               64
     Science & Technology Fund        54
     -----------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the year ended September 30, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                   CDSC
                              AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE       AMOUNT SUBJECT TO CHARGE
     --------------------------------------------------
     First                              5.00%
     Second                             5.00%
     Third                              4.00%
     Fourth                             3.00%
     Fifth                              2.00%
     Sixth                              1.00%
     Seventh                              --
     Eighth                               --
     --------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      139)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                  LARGE CAP               LARGE CAP
                                                                GROWTH FUND              VALUE FUND
                                                      ---------------------   ---------------------
                                                        10/1/00     10/1/99     10/1/00     10/1/99
                                                             to          to          to          to
                                                        9/30/01     9/30/00     9/30/01     9/30/00
                                                      ---------   ---------   ---------   ---------
Class A:
 Shares issued                                            2,597       2,279         948       1,536
 Shares issued in lieu of cash distributions              1,077       1,181         697         927
 Shares redeemed                                         (4,194)     (2,296)     (2,467)     (3,419)
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   --          --          --          --
-----------------------------------------------------    ------      ------      ------      ------
TOTAL CLASS A TRANSACTIONS                                 (520)      1,164        (822)       (956)
=====================================================    ======      ======      ======      ======
Class B:
 Shares issued                                              423         836         195         240
 Shares issued in lieu of cash distributions                215         164         252         335
 Shares redeemed                                           (365)       (248)       (469)       (827)
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   --          --          --          --
-----------------------------------------------------    ------      ------      ------      ------
TOTAL CLASS B TRANSACTIONS                                  273         752         (22)       (252)
=====================================================    ======      ======      ======      ======
Class C:
 Shares issued                                              793         785         414         268
 Shares issued in lieu of cash distributions                106          10          34           9
 Shares redeemed                                           (281)        (20)       (129)        (19)
-----------------------------------------------------    ------      ------      ------      ------
TOTAL CLASS C TRANSACTIONS                                  618         775         319         258
=====================================================    ======      ======      ======      ======
Class S:
 Shares issued                                               --          --          --          --
 Shares issued in lieu of cash distributions                 --          --          --          --
 Shares redeemed                                             --          --          --          --
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   --          --          --          --
-----------------------------------------------------    ------      ------      ------      ------
TOTAL CLASS S TRANSACTIONS                                   --                      --          --
=====================================================    ======      ======      ======      ======
Class Y:
 Shares issued                                           24,802      13,361      14,771      17,619
 Shares issued in lieu of cash distributions              3,006       2,201       4,642       4,556
 Shares redeemed                                        (16,084)     (7,928)    (16,348)    (22,648)
 Shares issued in connection with the acquisition of
 Santa Monica Trust Fund                                     --         471          --          --
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   --          --          --          --
-----------------------------------------------------   -------      ------     -------     -------
TOTAL CLASS Y TRANSACTIONS                               11,724       8,105       3,065        (473)
=====================================================   =======      ======     =======     =======
NET INCREASE (DECREASE) IN CAPITAL SHARES                12,095      10,796       2,540      (1,423)
=====================================================   =======      ======     =======     =======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                             LARGE CAP
                                                                             CORE FUND
                                                      --------------------------------
                                                        11/1/00    11/1/99     11/1/98
                                                             to         to          to
                                                        9/30/01   10/31/00    10/31/99
                                                      ---------   --------   ---------
Class A:
 Shares issued                                              127        155         378
 Shares issued in lieu of cash distributions                153         45          23
 Shares redeemed                                           (260)      (279)       (329)
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                  203         --          --
-----------------------------------------------------      ----       ----        ----
TOTAL CLASS A TRANSACTIONS                                  223        (79)         72
=====================================================      ====       ====        ====
Class B:
 Shares issued                                               43         85          51
 Shares issued in lieu of cash distributions                  5          1          --
 Shares redeemed                                            (15)       (17)         (1)
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   56         --          --
-----------------------------------------------------      ----       ----        ----
TOTAL CLASS B TRANSACTIONS                                   89         69          50
=====================================================      ====       ====        ====
Class C:
 Shares issued                                               --         --          --
 Shares issued in lieu of cash distributions                 --         --          --
 Shares redeemed                                             --         --          --
-----------------------------------------------------      ----       ----        ----
TOTAL CLASS C TRANSACTIONS                                   --         --          --
=====================================================      ====       ====        ====
Class S:
 Shares issued                                               57         --          --
 Shares issued in lieu of cash distributions                 --         --          --
 Shares redeemed                                            (63)        --          --
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                  120         --          --
-----------------------------------------------------      ----       ----        ----
TOTAL CLASS S TRANSACTIONS                                  114         --          --
=====================================================      ====       ====        ====
Class Y:
 Shares issued                                            5,657      4,085       3,463
 Shares issued in lieu of cash distributions                831        190          92
 Shares redeemed                                         (3,788)    (3,746)     (3,440)
 Shares issued in connection with the acquisition of
 Santa Monica Trust Fund                                     --         --          --
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                2,276         --          --
-----------------------------------------------------    ------     ------      ------
TOTAL CLASS Y TRANSACTIONS                                4,976        529         115
=====================================================    ======     ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                 5,402        519         237
=====================================================    ======     ======      ======


(140      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                                        GROWTH &
                                                                                                     INCOME FUND
                                                                                 -------------------------------
                                                                                    11/1/00   11/1/99    11/1/98
                                                                                         to        to         to
                                                                                    9/30/01  10/31/00   10/31/99
                                                                                 ----------  --------   --------
Class A:
 Shares issued                                                                         369        251        570
 Shares issued in lieu of cash distributions                                           453        378        332
 Shares redeemed                                                                      (830)      (981)      (973)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         970         --         --
--------------------------------------------------------------------------------      ----       ----       ----
TOTAL CLASS A TRANSACTIONS                                                             962       (352)       (71)
================================================================================      ====       ====       ====
Class B:
 Shares issued                                                                         153         54         35
 Shares issued in lieu of cash distributions                                             9          4         --
 Shares redeemed                                                                       (70)       (13)        (1)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         205         --         --
--------------------------------------------------------------------------------      ----       ----       ----
TOTAL CLASS B TRANSACTIONS                                                             297         45         34
================================================================================      ====       ====       ====
Class S:
 Shares issued                                                                         544         --         --
 Shares issued in lieu of cash distributions                                             6         --         --
 Shares redeemed                                                                      (765)        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets       1,654         --         --
--------------------------------------------------------------------------------     -----       ----       ----
TOTAL CLASS S TRANSACTIONS                                                           1,439         --         --
================================================================================     =====       ====       ====
Class Y:
 Shares issued                                                                       5,233      2,839      3,290
 Shares issued in lieu of cash distributions                                         1,175        926        750
 Shares redeemed                                                                    (5,299)    (4,228)    (3,196)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets       3,786         --         --
--------------------------------------------------------------------------------    ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                                                           4,895       (463)       844
================================================================================    ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                            7,593       (770)       807
================================================================================    ======     ======     ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                        RELATIVE
                                                                                                      VALUE FUND
                                                                                 -------------------------------
                                                                                   11/1/00    12/1/99    12/1/98
                                                                                        to         to         to
                                                                                   9/30/01   10/31/00   11/30/99
                                                                                 ---------   --------   --------
Class A:
 Shares issued                                                                         110        109        300
 Shares issued in lieu of cash distributions                                            23         12         18
 Shares redeemed                                                                      (235)      (520)      (373)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --         --         --
--------------------------------------------------------------------------------      ----       ----       ----
TOTAL CLASS A TRANSACTIONS                                                            (102)      (399)       (55)
================================================================================      ====       ====       ====
Class B:
 Shares issued                                                                          50        155        255
 Shares issued in lieu of cash distributions                                             5          4          4
 Shares redeemed                                                                       (92)      (110)       (67)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --         --         --
--------------------------------------------------------------------------------      ----       ----       ----
TOTAL CLASS B TRANSACTIONS                                                             (37)        49        192
================================================================================      ====       ====       ====
Class S:
 Shares issued                                                                       1,472         --         --
 Shares issued in lieu of cash distributions                                             5         --         --
 Shares redeemed                                                                       (64)        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --         --         --
--------------------------------------------------------------------------------     -----       ----       ----
TOTAL CLASS S TRANSACTIONS                                                           1,413         --         --
================================================================================     =====       ====       ====
Class Y:
 Shares issued                                                                       2,404      3,570      3,776
 Shares issued in lieu of cash distributions                                           185        104        133
 Shares redeemed                                                                    (4,482)    (3,504)    (2,610)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --         --         --
--------------------------------------------------------------------------------    ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                                                          (1,893)       170      1,299
================================================================================    ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                             (619)      (180)     1,436
================================================================================    ======     ======     ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                          CAPITAL
                                                                                                      GROWTH FUND
                                                                                ---------------------------------
                                                                                  11/1/00     12/1/99     12/1/98
                                                                                       to          to          to
                                                                                  9/30/01    10/31/00    11/30/99
                                                                                ---------    --------    --------
Class A:
 Shares issued                                                                        570          47          --
 Shares issued in lieu of cash distributions                                            2          --          --
 Shares redeemed                                                                      (32)         (2)         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --          --          --
--------------------------------------------------------------------------------      ---          --          --
TOTAL CLASS A TRANSACTIONS                                                            540          45          --
================================================================================      ===          ==          ==
Class B:
 Shares issued                                                                        268         685         811
 Shares issued in lieu of cash distributions                                          118          --          80
 Shares redeemed                                                                   (1,111)       (588)       (509)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --          --          --
--------------------------------------------------------------------------------   ------        ----        ----
TOTAL CLASS B TRANSACTIONS                                                           (725)         97         382
================================================================================   ======        ====        ====
Class S:
 Shares issued                                                                        878          --          --
 Shares issued in lieu of cash distributions                                           --          --          --
 Shares redeemed                                                                      (69)         --          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --          --          --
--------------------------------------------------------------------------------   ------        ----        ----
TOTAL CLASS S TRANSACTIONS                                                            809          --          --
================================================================================   ======        ====        ====
Class Y:
 Shares issued                                                                      2,883       2,513       2,900
 Shares issued in lieu of cash distributions                                          156          --          91
 Shares redeemed                                                                   (3,316)     (1,095)     (1,425)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --          --          --
--------------------------------------------------------------------------------   ------      ------      ------
TOTAL CLASS Y TRANSACTIONS                                                           (277)      1,418       1,566
================================================================================   ======      ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                             347       1,560       1,948
================================================================================   ======      ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                EQUITY
                                                                                           INCOME FUND
                                                                                 ---------------------
                                                                                   10/1/00     10/1/99
                                                                                        to          to
                                                                                   9/30/01     9/30/00
                                                                                 ---------    --------
Class A:
 Shares issued                                                                         863         471
 Shares issued in lieu of cash distributions                                           308          81
 Shares redeemed                                                                      (497)       (477)
 Shares issued in connection with the acquisition of Firstar assets                     86          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------      ----        ----
TOTAL CLASS A TRANSACTIONS                                                             760          75
================================================================================      ====        ====
Class B:
 Shares issued                                                                         265         123
 Shares issued in lieu of cash distributions                                           188          52
 Shares redeemed                                                                      (206)       (227)
 Shares issued in connection with the acquisition of Firstar assets                     69          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------      ----        ----
TOTAL CLASS B TRANSACTIONS                                                             316         (52)
================================================================================      ====        ====
Class C:
 Shares issued                                                                         522          77
 Shares issued in lieu of cash distributions                                            99           9
 Shares redeemed                                                                      (111)        (39)
 Shares issued in connection with the acquisition of Firstar assets                     --          --
--------------------------------------------------------------------------------      ----        ----
TOTAL CLASS C TRANSACTIONS                                                             510          47
================================================================================      ====        ====
Class S:
 Shares issued                                                                          --          --
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                        --          --
 Shares issued in connection with the acquisition of Firstar assets                     27          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------      ----        ----
TOTAL CLASS S TRANSACTIONS                                                              27          --
================================================================================      ====        ====
Class Y:
 Shares issued                                                                       6,753       2,047
 Shares issued in lieu of cash distributions                                         1,549         233
 Shares redeemed                                                                    (6,668)     (7,378)
 Shares issued in connection with the acquisition of Firstar assets                  3,459          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------    ------      ------
TOTAL CLASS Y TRANSACTIONS                                                           5,093      (5,098)
================================================================================    ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                            6,679      (5,028)
================================================================================    ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                       BALANCED
                                                                                                           FUND
                                                                                 ------------------------------
                                                                                  11/1/00    11/1/99    11/1/98
                                                                                       to         to         to
                                                                                  9/30/01   10/31/00   10/31/99
                                                                                 --------   --------   --------
Class A:
 Shares issued                                                                        204        149        210
 Shares issued in lieu of cash distributions                                          334        119         92
 Shares redeemed                                                                     (457)      (437)      (513)
 Shares issued in connection with the acquisition of Firstar assets                11,449         --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets        274         --         --
--------------------------------------------------------------------------------   ------       ----       ----
TOTAL CLASS A TRANSACTIONS                                                         11,804       (169)      (211)
================================================================================   ======       ====       ====
Class B:
 Shares issued                                                                        121         47         21
 Shares issued in lieu of cash distributions                                           15          2         --
 Shares redeemed                                                                      (67)        (3)        --
 Shares issued in connection with the acquisition of Firstar assets                 4,800         --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         59         --         --
--------------------------------------------------------------------------------   ------       ----       ----
TOTAL CLASS B TRANSACTIONS                                                          4,928         46         21
================================================================================   ======       ====       ====
Class C:
 Shares issued                                                                          0         --         --
 Shares issued in lieu of cash distributions                                           --         --         --
 Shares redeemed                                                                       --         --         --
 Shares issued in connection with the acquisition of Firstar assets                   248         --         --
--------------------------------------------------------------------------------   ------       ----       ----
TOTAL CLASS C TRANSACTIONS                                                            248         --         --
================================================================================   ======       ====       ====
Class S:
 Shares issued                                                                        744         --         --
 Shares issued in lieu of cash distributions                                           31         --         --
 Shares redeemed                                                                     (960)        --         --
 Shares issued in connection with the acquisition of Firstar assets                 2,782         --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets      1,563         --         --
--------------------------------------------------------------------------------   ------       ----       ----
TOTAL CLASS S TRANSACTIONS                                                          4,160         --         --
================================================================================   ======       ====       ====
Class Y:
 Shares issued                                                                      1,659      2,282      1,893
 Shares issued in lieu of cash distributions                                        1,018        401        310
 Shares redeemed                                                                   (2,394)    (3,831)    (2,501)
 Shares issued in connection with the acquisition of Firstar assets                33,791         --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets        533         --         --
--------------------------------------------------------------------------------   ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                                                         34,607     (1,148)      (298)
================================================================================   ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                          55,747     (1,271)      (488)
================================================================================   ======     ======     ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                  MID CAP
                                                                                              GROWTH FUND
                                                                                -------------------------
                                                                                   10/1/00        10/1/99
                                                                                        to             to
                                                                                   9/30/01        9/30/00
                                                                                ------------    ---------
Class A:
 Shares issued                                                                       7,041          4,773
 Shares issued in lieu of cash distributions                                         9,400          2,541
 Shares redeemed                                                                   (12,201)        (6,122)
 Shares issued in connection with the acquisition of Firstar assets                     --             --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS A TRANSACTIONS                                                           4,240          1,192
================================================================================   =======         ======
Class B:
 Shares issued                                                                         375            243
 Shares issued in lieu of cash distributions                                           192              7
 Shares redeemed                                                                      (176)           (18)
 Shares issued in connection with the acquisition of Firstar assets                     --             --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS B TRANSACTIONS                                                             391            232
================================================================================   =======         ======
Class C:
 Shares issued                                                                         881            286
 Shares issued in lieu of cash distributions                                           237              8
 Shares redeemed                                                                      (294)            (9)
 Shares issued in connection with the acquisition of Firstar assets                     --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS C TRANSACTIONS                                                             824            285
================================================================================   =======         ======
Class S:
 Shares issued                                                                          --             --
 Shares issued in lieu of cash distributions                                            --             --
 Shares redeemed                                                                        --             --
 Shares issued in connection with the acquisition of Firstar assets                     --             --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS S TRANSACTIONS                                                              --             --
================================================================================   =======         ======
Class Y:
 Shares issued                                                                      22,670          8,812
 Shares issued in lieu of cash distributions                                         9,585          2,422
 Shares redeemed                                                                   (11,904)        (8,620)
 Shares issued in connection with the acquisition of Firstar assets                     --             --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS Y TRANSACTIONS                                                          20,351          2,614
================================================================================   =======         ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                           25,806          4,323
================================================================================   =======         ======


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      141)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

                                                             MID CAP                           MID CAP
                                                          VALUE FUND                         CORE FUND
                                               ---------------------   -------------------------------
                                                 10/1/00     10/1/99     11/1/00    11/1/99    11/1/98
                                                      to          to          to         to         to
                                                 9/30/01     9/30/00     9/30/01   10/31/00   10/31/99
                                               ---------   ---------   ---------   --------  ---------
Class A:
 Shares issued                                       332         524         173        106        266
 Shares issued in lieu of cash distributions           7           6       1,052         43         26
 Shares redeemed                                    (278)     (1,157)       (312)      (700)    (1,380)
----------------------------------------------      ----      ------       -----       ----     ------
TOTAL CLASS A TRANSACTIONS                            61        (627)        913       (551)    (1,088)
==============================================      ====      ======       =====       ====     ======
Class B:
 Shares issued                                       122          51          86         10          4
 Shares issued in lieu of cash distributions           1           2           6         --         --
 Shares redeemed                                    (152)       (683)        (10)        (1)        (1)
----------------------------------------------      ----      ------       -----       -----    -------
TOTAL CLASS B TRANSACTIONS                           (29)       (630)         82          9          3
==============================================      ====      ======       =====       ====     ======
Class C:
 Shares issued                                       178          88          --         --         --
 Shares redeemed                                     (33)         (3)         --         --         --
----------------------------------------------      ----      -------      -----       ----     ------
TOTAL CLASS C TRANSACTIONS                           145          85          --         --         --
==============================================      ====      ======       =====       ====     ======
Class S:
 Shares issued                                         3          --          63         --         --
 Shares redeemed                                      --          --         (11)        --         --
----------------------------------------------      ----      ------       -----       ----     ------
TOTAL CLASS S TRANSACTIONS                             3          --          52         --         --
==============================================      ====      ======       =====       ====     ======
Class Y:
 Shares issued                                     6,832       5,589      11,303      2,923      6,379
 Shares issued in lieu of cash distributions          78          85       3,638        146         80
 Shares redeemed                                  (4,453)    (10,370)     (8,827)    (4,617)    (9,295)
----------------------------------------------    ------     -------      ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                         2,457      (4,696)      6,114     (1,548)    (2,836)
==============================================    ======     =======      ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES          2,637      (5,868)      7,161     (2,090)    (3,921)
==============================================    ======     =======      ======     ======     ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                          MICRO
                                                                       CAP FUND
                                               --------------------------------
                                                 11/1/00    11/1/99     11/1/98
                                                      to         to          to
                                                 9/30/01   10/31/00    10/31/99
                                               ---------   --------   ---------
Class A:
 Shares issued                                     1,815      1,005         596
 Shares issued in lieu of cash distributions         578        296           3
 Shares redeemed                                  (1,092)      (934)       (594)
----------------------------------------------    ------      -----        ----
TOTAL CLASS A TRANSACTIONS                         1,301        367           5
==============================================    ======      =====        ====
Class B:
 Shares issued                                       111         68           6
 Shares issued in lieu of cash distributions          31          3          --
 Shares redeemed                                     (19)        (8)         --
----------------------------------------------    ------      ------       ----
TOTAL CLASS B TRANSACTIONS                           123         63           6
==============================================    ======      =====        ====
Class C:
 Shares issued                                        --         --          --
 Shares redeemed                                      --         --          --
----------------------------------------------    ------      -----        ----
TOTAL CLASS C TRANSACTIONS                            --         --          --
==============================================    ======      =====        ====
Class S:
 Shares issued                                       126         --          --
 Shares redeemed                                      (7)        --          --
----------------------------------------------    -------     -----        ----
TOTAL CLASS S TRANSACTIONS                           119         --          --
==============================================    ======      =====        ====
Class Y:
 Shares issued                                     3,092      3,925       2,966
 Shares issued in lieu of cash distributions       4,158      1,987          16
 Shares redeemed                                  (2,085)    (2,605)     (1,964)
----------------------------------------------    ------     ------      ------
TOTAL CLASS Y TRANSACTIONS                         5,165      3,307       1,018
==============================================    ======     ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES          6,708      3,737       1,029
==============================================    ======     ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                  SMALL CAP                SMALL CAP
                                                                GROWTH FUND               VALUE FUND
                                                      ---------------------   ----------------------
                                                        10/1/00     10/1/99     10/1/00      10/1/99
                                                             to          to          to           to
                                                        9/30/01     9/30/00     9/30/01      9/30/00
                                                      ---------   ---------   ---------   ----------
Class A:
 Shares issued                                            3,029       2,743         769          812
 Shares issued in lieu of cash distributions                592         204         398            4
 Shares redeemed                                         (3,127)     (2,531)       (706)        (994)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --          --          --        1,446
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                  --          --          --           --
-----------------------------------------------------    ------      ------        ----        -----
TOTAL CLASS A TRANSACTIONS                                  494         416         461        1,268
=====================================================    ======      ======        ====        =====
Class B:
 Shares issued                                              103         256         142           55
 Shares issued in lieu of cash distributions                103          17         155           --
 Shares redeemed                                            (91)        (47)       (158)        (236)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --          --          --          922
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                  --          --          --           --
-----------------------------------------------------    ------      ------        ----        -----
TOTAL CLASS B TRANSACTIONS                                  115         226         139          741
=====================================================    ======      ======        ====        =====
Class C:
 Shares issued                                              285         323         290           64
 Shares issued in lieu of cash distributions                 91           3          13           --
 Shares redeemed                                           (137)         (6)        (22)          (7)
-----------------------------------------------------    ------      -------       ----        ------
TOTAL CLASS C TRANSACTIONS                                  239         320         281           57
=====================================================    ======      ======        ====        =====
Class S:
 Shares issued                                               --          --          --           --
 Shares issued in lieu of cash distributions                 --          --          --           --
 Shares redeemed                                             --          --          --           --
-----------------------------------------------------    ------      ------        ----        -----
TOTAL CLASS S TRANSACTIONS                                   --          --          --           --
=====================================================    ======      ======        ====        =====
Class Y:
 Shares issued                                           13,909       8,310      12,165        5,884
 Shares issued in lieu of cash distributions              3,028         708       3,792           94
 Shares redeemed                                         (7,480)     (4,399)     (8,889)     (11,099)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --          --          --        7,381
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                  --          --          --           --
-----------------------------------------------------    ------      ------      ------      -------
TOTAL CLASS Y TRANSACTIONS                                9,457       4,619       7,068        2,260
=====================================================    ======      ======      ======      =======
NET INCREASE (DECREASE) IN CAPITAL SHARES                10,305       5,581       7,949        4,326
=====================================================    ======      ======      ======      =======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                             SMALL CAP
                                                                             CORE FUND
                                                      --------------------------------
                                                        11/1/00    12/1/99     12/1/98
                                                             to         to          to
                                                        9/30/01   10/31/00    11/30/99
                                                      ---------   --------   ---------
Class A:
 Shares issued                                            1,069         22          61
 Shares issued in lieu of cash distributions                145         12           4
 Shares redeemed                                         (1,107)      (134)       (401)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --         --          --
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                 801         --          --
-----------------------------------------------------    ------       ----        ----
TOTAL CLASS A TRANSACTIONS                                  908       (100)       (336)
=====================================================    ======       ====        ====
Class B:
 Shares issued                                               86          8           6
 Shares issued in lieu of cash distributions                 23          2          --
 Shares redeemed                                            (43)       (13)        (36)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --         --          --
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                  31         --          --
-----------------------------------------------------    ------       ----        ----
TOTAL CLASS B TRANSACTIONS                                   97         (3)        (30)
=====================================================    ======       =====       ====
Class C:
 Shares issued                                               --         --          --
 Shares issued in lieu of cash distributions                 --         --          --
 Shares redeemed                                             --         --          --
-----------------------------------------------------    ------       ----        ----
TOTAL CLASS C TRANSACTIONS                                   --         --          --
=====================================================    ======       ====        ====
Class S:
 Shares issued                                              140        267         178
 Shares issued in lieu of cash distributions                 67          4           9
 Shares redeemed                                           (148)      (195)     (2,128)
-----------------------------------------------------    ------       ----      ------
TOTAL CLASS S TRANSACTIONS                                   59         76      (1,941)
=====================================================    ======       ====      ======
Class Y:
 Shares issued                                            8,351      1,004       1,863
 Shares issued in lieu of cash distributions              1,679        137          40
 Shares redeemed                                         (7,782)    (1,563)     (4,752)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --         --          --
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                              14,027         --          --
-----------------------------------------------------    ------     ------      ------
TOTAL CLASS Y TRANSACTIONS                               16,275       (422)     (2,849)
=====================================================    ======     ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                17,339       (449)     (5,156)
=====================================================    ======     ======      ======


(142      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                              EMERGING
                                                                                          MARKETS FUND
                                                                                 ---------------------
                                                                                   10/1/00     10/1/99
                                                                                        to          to
                                                                                   9/30/01     9/30/00
                                                                                 ---------   ---------
Class A:
 Shares issued                                                                       1,068          62
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                    (1,025)       (224)
 Shares issued in connection with the acquisition of Firstar assets                     --          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------    ------        ----
TOTAL CLASS A TRANSACTIONS                                                              43        (162)
================================================================================    ======        ====
Class B:
 Shares issued                                                                          23          12
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                        (6)         (1)
 Shares issued in connection with the acquisition of Firstar assets                     --          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------    ------        ----
TOTAL CLASS B TRANSACTIONS                                                              17          11
================================================================================    ======        ====
Class C:
 Shares issued                                                                          55           1
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                       (40)         --
 Shares issued in connection with the acquisition of Firstar assets                     --          --
--------------------------------------------------------------------------------    ------        ----
TOTAL CLASS C TRANSACTIONS                                                              15           1
================================================================================    ======        ====
Class S:
 Shares issued                                                                          --          --
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                        --          --
 Shares issued in connection with the acquisition of Firstar assets                     --          --
--------------------------------------------------------------------------------    ------        ----
TOTAL CLASS S TRANSACTIONS                                                              --          --
================================================================================    ======        ====
Class Y:
 Shares issued                                                                       2,753       1,674
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                    (2,466)     (1,077)
 Shares issued in connection with the acquisition of Firstar assets                     --          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------    ------      ------
TOTAL CLASS Y TRANSACTIONS                                                             287         597
================================================================================    ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                              362         447
================================================================================    ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                  INTERNATIONAL
                                                                                                           FUND
                                                                                 ------------------------------
                                                                                   11/1/00   12/1/99    12/1/98
                                                                                        to        to         to
                                                                                   9/30/01  10/31/00   11/30/99
                                                                                 ---------  --------   --------
Class A:
 Shares issued                                                                       2,252        27         27
 Shares issued in lieu of cash distributions                                            26        21         15
 Shares redeemed                                                                    (2,100)      (38)       (48)
 Shares issued in connection with the acquisition of Firstar assets                  6,822        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets           2        --         --
--------------------------------------------------------------------------------    ------       ---        ---
TOTAL CLASS A TRANSACTIONS                                                           7,002        10         (6)
================================================================================    ======       ===        ====
Class B:
 Shares issued                                                                          41         8          7
 Shares issued in lieu of cash distributions                                             6         4          3
 Shares redeemed                                                                       (25)       (8)       (11)
 Shares issued in connection with the acquisition of Firstar assets                  1,203        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets           9        --         --
--------------------------------------------------------------------------------    ------       ---        ---
TOTAL CLASS B TRANSACTIONS                                                           1,234         4         (1)
================================================================================    ======       ===        ====
Class C:
 Shares issued                                                                          11        --         --
 Shares issued in lieu of cash distributions                                            --        --         --
 Shares redeemed                                                                       (10)       --         --
 Shares issued in connection with the acquisition of Firstar assets                  2,035        --         --
--------------------------------------------------------------------------------    ------       ---        ---
TOTAL CLASS C TRANSACTIONS                                                           2,036        --         --
================================================================================    ======       ===        ===
Class S:
 Shares issued                                                                         513       975        208
 Shares issued in lieu of cash distributions                                           125        66         40
 Shares redeemed                                                                      (688)      606       (191)
 Shares issued in connection with the acquisition of Firstar assets                      6        --         --
--------------------------------------------------------------------------------    ------       ---       ----
TOTAL CLASS S TRANSACTIONS                                                             (44)      435         57
================================================================================    ======       ===       ====
Class Y:
 Shares issued                                                                      12,188     3,294      1,262
 Shares issued in lieu of cash distributions                                           570       332        153
 Shares redeemed                                                                    (9,040)     (926)      (555)
 Shares issued in connection with the acquisition of Firstar assets                 58,594        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets       2,901        --         --
--------------------------------------------------------------------------------    ------     -----      -----
TOTAL CLASS Y TRANSACTIONS                                                          65,213     2,700        860
================================================================================    ======     =====      =====
NET INCREASE (DECREASE) IN CAPITAL SHARES                                           75,441     3,149        910
================================================================================    ======     =====      =====

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                            HEALTH
                                                                                          SCIENCES
                                                                                              FUND
                                                                                ------------------
                                                                                  10/1/00  10/1/99
                                                                                       to       to
                                                                                  9/30/01  9/30/00
                                                                                 --------  -------
Class A:
 Shares issued                                                                        309      454
 Shares issued in lieu of cash distributions                                           61       --
 Shares redeemed                                                                     (206)    (124)
 Shares issued in connection with the acquisition of Firstar assets                    --       --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS A TRANSACTIONS                                                            164      330
================================================================================     ====     ====
Class B:
 Shares issued                                                                        134      263
 Shares issued in lieu of cash distributions                                           43       --
 Shares redeemed                                                                     (133)     (64)
 Shares issued in connection with the acquisition of Firstar assets                    --       --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS B TRANSACTIONS                                                             44      199
================================================================================     ====     ====
Class C:
 Shares issued                                                                        233      333
 Shares issued in lieu of cash distributions                                           41       --
 Shares redeemed                                                                      (53)      (6)
 Shares issued in connection with the acquisition of Firstar assets                    --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS C TRANSACTIONS                                                            221      327
================================================================================     ====     ====
Class S:
 Shares issued                                                                         --       --
 Shares issued in lieu of cash distributions                                           --       --
 Shares redeemed                                                                       --       --
 Shares issued in connection with the acquisition of Firstar assets                    --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS S TRANSACTIONS                                                             --       --
================================================================================     ====     ====
Class Y:
 Shares issued                                                                        434      276
 Shares issued in lieu of cash distributions                                           79       --
 Shares redeemed                                                                     (216)    (320)
 Shares issued in connection with the acquisition of Firstar assets                    --       --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS Y TRANSACTIONS                                                            297      (44)
================================================================================     ====     ====
NET INCREASE (DECREASE) IN CAPITAL SHARES                                             726      812
================================================================================     ====     ====

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                              REAL ESTATE              TECHNOLOGY
                                                                          SECURITIES FUND                    FUND
                                                                     --------------------    --------------------
                                                                      10/1/00     10/1/99     10/1/00     10/1/99
                                                                           to          to          to          to
                                                                      9/30/01     9/30/00     9/30/01     9/30/00
                                                                     --------    --------    --------    --------
Class A:
 Shares issued                                                            103          66       2,869       4,406
 Shares issued in lieu of cash distributions                                8           8         784         190
 Shares redeemed                                                          (87)        (55)     (2,343)     (1,962)
---------------------------------------------------------------------     ---         ---      ------      ------
TOTAL CLASS A TRANSACTIONS                                                 24          19       1,310       2,634
=====================================================================     ===         ===      ======      ======
Class B:
 Shares issued                                                             30          29         673       1,687
 Shares issued in lieu of cash distributions                                6           8         589         215
 Shares redeemed                                                          (52)        (93)       (676)       (357)
---------------------------------------------------------------------     ---         ---      ------      ------
TOTAL CLASS B TRANSACTIONS                                                (16)        (56)        586       1,545
=====================================================================     ===         ===      ======      ======
Class C:
 Shares issued                                                             22          14         904         745
 Shares issued in lieu of cash distributions                                1          --         182          --
 Shares redeemed                                                          (10)         (1)       (359)        (37)
---------------------------------------------------------------------     ---         ----     ------      ------
TOTAL CLASS C TRANSACTIONS                                                 13          13         727         708
=====================================================================     ===         ===      ======      ======
Class S:
 Shares issued                                                             19          --          --          --
 Shares issued in lieu of cash distributions                               --          --          --          --
 Shares redeemed                                                           --          --          --          --
 Shares issued in connection with the acquisition of Firstar assets         6          --          --          --
---------------------------------------------------------------------     ---         ---      ------      ------
TOTAL CLASS S TRANSACTIONS                                                 25          --          --          --
=====================================================================     ===         ===      ======      ======
Class Y:
 Shares issued                                                            953       1,338       5,223       4,778
 Shares issued in lieu of cash distributions                               20          31       1,152         517
 Shares redeemed                                                         (651)     (1,685)     (6,237)     (2,501)
 Shares issued in connection with the acquisition of Firstar assets     2,572          --          --          --
---------------------------------------------------------------------   -----      ------      ------      ------
TOTAL CLASS Y TRANSACTIONS                                              2,894        (316)        138       2,794
=====================================================================   =====      ======      ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                               2,940        (340)      2,761       7,681
=====================================================================   =====      ======      ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                           SCIENCE &
                                                                                     TECHNOLOGY FUND
                                                                      ------------------------------
                                                                        11/1/00   12/1/99     8/9/99
                                                                             to        to         to
                                                                        9/30/01  10/31/00   11/30/99
                                                                      ---------  --------   --------
Class A:
 Shares issued                                                              306       101         --
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                           (196)       (1)        --
---------------------------------------------------------------------      ----       ----        --
TOTAL CLASS A TRANSACTIONS                                                  110       100         --
=====================================================================      ====       ===         ==
Class B:
 Shares issued                                                              184       656         93
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                           (114)      (53)        --
---------------------------------------------------------------------      ----       ---         --
TOTAL CLASS B TRANSACTIONS                                                   70       603         93
=====================================================================      ====       ===         ==
Class C:
 Shares issued                                                               --        --         --
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                             --        --         --
---------------------------------------------------------------------      ----       ---         --
TOTAL CLASS C TRANSACTIONS                                                   --        --         --
=====================================================================      ====       ===         ==
Class S:
 Shares issued                                                              409        --         --
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                            (14)       --         --
 Shares issued in connection with the acquisition of Firstar assets          --        --         --
---------------------------------------------------------------------      ----       ---         --
TOTAL CLASS S TRANSACTIONS                                                  395        --         --
=====================================================================      ====       ===         ==
Class Y:
 Shares issued                                                            4,228     4,314      2,872
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                         (4,492)     (895)       (61)
 Shares issued in connection with the acquisition of Firstar assets          --        --         --
---------------------------------------------------------------------    ------     -----      -----
TOTAL CLASS Y TRANSACTIONS                                                 (264)    3,419      2,811
=====================================================================    ======     =====      =====
NET INCREASE (DECREASE) IN CAPITAL SHARES                                   311     4,122      2,904
=====================================================================    ======     =====      =====


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      143)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the year ended September 30, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                      PURCHASES       SALES
     --------------------------------------------------------
     Large Cap Growth Fund            $806,132      $745,490
     Large Cap Value Fund              812,795       898,326
     Large Cap Core Fund               214,426       152,912
     Growth & Income Fund              417,025       407,818
     Relative Value Fund                18,705        73,358
     Capital Growth Fund               107,956        96,958
     Equity Income Fund                 96,307       124,373
     Balanced Fund                     156,946       151,701
     Mid Cap Growth Fund             1,203,551     1,183,744
     Mid Cap Value Fund                382,379       332,056
     Mid Cap Core Fund                 912,608       810,512
     Micro Cap Fund                    444,524       405,995
     Small Cap Growth Fund           1,221,420     1,158,222
     Small Cap Value Fund              249,829       243,499
     Small Cap Core Fund               654,701       638,526
     Emerging Markets Fund              73,226        67,529
     International Fund                802,390       151,085
     Health Sciences Fund               37,529        32,720
     Real Estate Securities Fund        60,094        54,608
     Technology Fund                   847,016       839,325
     Science & Technology Fund         110,161       107,351
     --------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal tax purposes at September 30, 2001, is as follows (000):

                                  AGGREGATE      AGGREGATE                           FEDERAL
                                      GROSS          GROSS                            INCOME
                               APPRECIATION   DEPRECIATION              NET         TAX COST
---------------------------------------------------------------------------------------------
  Large Cap Growth Fund            $ 66,081      $(218,767)       $(152,686)         868,803
  Large Cap Value Fund               68,528       (178,111)        (109,583)       1,228,316
  Large Cap Core Fund                79,557        (69,628)           9,929          345,838
  Growth & Income Fund              115,611        (96,100)          19,511          692,959
  Relative Value Fund               161,468         (8,006)         153,462          261,524
  Capital Growth Fund                48,549        (43,943)           4,606          194,585
  Equity Income Fund                 90,259         (7,375)          82,884          235,401
  Balanced Fund                      50,130        (63,698)         (13,568)         599,627
  Mid Cap Growth Fund                14,469        (85,017)         (70,548)         407,052
  Mid Cap Value Fund                 25,666        (40,390)         (14,724)         334,556
  Mid Cap Core Fund                  48,855        (77,423)         (28,568)         522,299
  Micro Cap Fund                     42,924        (63,824)         (20,900)         335,847
  Small Cap Growth Fund              20,031        (75,666)         (55,635)         401,761
  Small Cap Value Fund               91,863        (86,572)           5,291          480,308
  Small Cap Core Fund                30,743        (48,705)         (17,962)         335,258
  Emerging Markets Fund               1,052         (7,271)          (6,219)          49,635
  International Fund                 11,484       (144,448)        (132,964)         850,430
  Health Sciences Fund                3,246         (2,345)             901           31,006
  Real Estate Securities Fund        10,283         (2,163)           8,120           93,112
  Technology Fund                     1,141       (171,402)        (170,264)         282,688
  Science & Technology Fund           1,113        (32,781)         (31,668)          67,180
-------------------------------    --------      ---------        ---------        ---------

6 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, the Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 2001, the collateral purchased with cash received and held at September 30, 2001, with respect to such loans, and income generated during the year ended September 30, 2001, from the program were as follows
     (000):

                                     MARKET VALUE OF             INCOME RECEIVED
                                   LOANED SECURITIES     FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Large Cap Growth Fund                 $175,426                  $296
     Large Cap Value Fund                   309,208                   291
     Large Cap Core Fund                     81,397                    43
     Growth & Income Fund                   156,066                    68
     Capital Growth Fund                     53,020                    24
     Equity Income Fund                      63,825                    52
     Balanced Fund                          215,184                    45
     Mid Cap Growth Fund                    134,224                   228
     Mid Cap Value Fund                         159                   106
     Mid Cap Core Fund                      132,271                    59
     Micro Cap Fund                          24,717                   344
     Small Cap Growth Fund                   74,584                   277
     Small Cap Value Fund                    18,388                   149
     Small Cap Core Fund                     49,515                   183
     Health Sciences Fund                     4,845                     8
     Real Estate Securities Fund             10,730                    11
     Technology Fund                         48,685                   300
     Science & Technology Fund               11,742                    12
     ---------------------------------------------------------------------------

                              MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                              -------------------------------------------------------
                                                             OTHER FIXED
                                REPURCHASE    MONEY MARKET        INCOME
                                AGREEMENTS     INSTRUMENTS    SECURITIES        TOTAL
     --------------------------------------------------------------------------------
     Large Cap Growth         $73,503           $17,879     $87,104       $178,486
     Large Cap Value          128,062            31,151     151,759        310,972
     Large Cap Core            35,539             8,645      42,116         86,300
     Growth & Income           64,455            15,678      76,382        156,515
     Capital Growth            22,252             5,413      26,369         54,034
     Equity Income             26,708             6,497      31,650         64,855
     Balanced                  90,037            21,901     106,697        218,635
     Mid Cap Growth            56,579            13,762      67,048        137,389
     Mid Cap Value                 66                16          79            161
     Mid Cap Core              55,150            13,415      65,355        133,920
     Micro Cap                 10,763             2,618      12,755         26,136
     Small Cap Growth          30,889             7,513      36,604         75,006
     Small Cap Value            7,738             1,882       9,170         18,790
     Small Cap Core            20,655             5,024      24,477         50,157
     Health Sciences            2,072               504       2,454          5,030
     Real Estate Securities     4,560             1,109       5,403         11,072
     Technology                21,091             5,130      24,993         51,214
     Science & Technology       5,022             1,222       5,951         12,195
     --------------------------------------------------------------------------------


(144      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the funds. For these services, U.S. Bank and Firstar received $2,805,419 and $16,775, respectively, in aggregate securities lending fees for the year ended September 30, 2001 for the First American Family of Funds. Fees generated from the funds included in this annual report for securities lending were as follows (000):

     --------------------------------
     Large Cap Growth            $185
     Large Cap Value              194
     Large Cap Core                29
     Growth & Income               46
     Capital Growth                16
     Equity Income                 35
     Balanced                      30
     Mid Cap Growth               152
     Mid Cap Value                 70
     Mid Cap Core                  39
     Micro Cap                    230
     Small Cap Growth             184
     Small Cap Value               99
     Small Cap Core               122
     Health Sciences                6
     Real Estate Securities         8
     Technology                   200
     Science & Technology           8
     --------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001     145)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

7 >  FUND MERGERS

     On August 31, 2001 the Board of Directors and shareholders of the FAIF approved the agreement and plan of reorganization providing for the acquisition of Firstar Funds, Inc. On September 24, 2001 certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                                      ACQUIRED
                                                                     FUND'S NET
ACQUIRED FUND                   ACQUIRING FUND                         ASSETS
------------------------------  ----------------------------------  -----------
Firstar Large Cap Core(1)       First American Large Cap Core(2)    $ 335,610
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Growth & Income(1)      First American Growth & Income(2)     662,988
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Relative Value(1)       First American Relative Value(2)      395,702
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Large Cap Growth(1)     First American Large Cap Growth(2)    185,259
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Equity Income           First American Equity Income(1)        41,276(3)
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Balanced Growth(1)      First American Balanced Growth        227,242
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Balanced Income                                               126,447(4)
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Mid Cap Core Equity(1)  First American Mid Cap Core(2)        468,645
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Micro Cap(1)            First American Micro Cap (2)          289,894
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
--------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                   SHARES ISSUED TO
                                    SHAREHOLDERS OF  ACQUIRING FUND    COMBINED   TAX STATUS
ACQUIRED FUND                        ACQUIRED FUND       NET ASSETS  NET ASSETS  OF TRANSFER
--------------------------------------------------------------------------------------------
Firstar Large Cap Core(1)                               $    --      $ 335,610   Non-taxable
 Class A                                 1,406
 Class B                                   123
 Class Y                                   121
 Institutional Class                    12,631
Firstar Growth & Income(1)                                   --        662,988   Non-taxable
 Class A                                 4,878
 Class B                                   374
 Class Y                                 1,447
 Institutional Class                    16,110
Firstar Relative Value(1)                                    --        395,702   Non-taxable
 Class A                                 1,384
 Class B                                   504
 Class Y                                 1,134
 Institutional Class                    14,561
Firstar Large Cap Growth(1)                                  --        185,259   Non-taxable
 Class A                                   586
 Class B                                 3,175
 Class Y                                   657
 Institutional Class                     9,030
Firstar Equity Income                                   245,057        286,333   Non-taxable
 Class A                                    86
 Class B                                    69
 Class Y                                    27
 Institutional Class                     3,459
Firstar Balanced Growth(1)                              225,353(4)     579,042   Non-taxable
 Class A                                 4,968
 Class B                                   560
 Class Y                                 3,880
 Institutional Class                    15,433
Firstar Balanced Income
 Class A                                 4,483
 Class B                                   891
 Class Y                                   502
 Institutional Class                     7,951
Firstar Mid Cap Core Equity(1)                            --           468,645   Non-taxable
 Class A                                 2,906
 Class B                                    91
 Class Y                                    39
 Institutional Class                    14,087
Firstar Micro Cap(1)                                      --           289,894   Non-taxable
 Class A                                 2,581
 Class B                                   194
 Class Y                                   119
 Institutional Class                    15,293
--------------------------------------------------------------------------------------------

(146      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                    ACQUIRED
                                                                                  FUND'S NET
ACQUIRED FUND                       ACQUIRING FUND                                    ASSETS
--------------------------------------------------------------------------------------------
Firstar Small Cap Core Equity(1)    First American Small Cap Core(2)            296,588
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
Firstar International Growth(1)     First American International                136,396
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
Firstar International Value                                                      35,240 (5)
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
Firstar REIT                        First American Real Estate Securities(1)     32,077 (6)
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
Firstar Science & Technology(1)     First American Science & Technology(2)       35,449
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
--------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                      SHARES ISSUED TO
                                       SHAREHOLDERS OF   ACQUIRING FUND     COMBINED   TAX STATUS
ACQUIRED FUND                            ACQUIRED FUND       NET ASSETS   NET ASSETS  OF TRANSFER
----------------------------------- ------------------ ---------------- ------------ ------------
Firstar Small Cap Core Equity(1)                               --        296,588     Non-taxable
 Class A                                   1,452
 Class B                                     174
 Class Y                                     305
 Institutional Class                      23,845
Firstar International Growth(1)                           536,522(5)     708,158     Non-taxable
 Class A                                     239
 Class B                                      86
 Class Y                                   1,128
 Institutional Class                      14,898
Firstar International Value
 Class A                                     368
 Class B                                      39
 Class Y                                       6
 Institutional Class                       3,813
Firstar REIT                                               63,394         95,471     Non-taxable
 Class A                                      --
 Class B                                      --
 Class Y                                       6
 Institutional Class                       2,572
Firstar Science & Technology(1)                                --         35,449     Non-taxable
 Class A                                     210
 Class B                                     763
 Class Y                                     300
 Institutional Class                       6,147
------------------------------------------------------------------------------------------------

(1)Accounting Survivor
(2)Shell Portfolio
(3)Includes accumulated realized loss of ($239) and unrealized appreciation of $8,261.
(4)Includes accumulated realized loss of ($19,184) and unrealized depreciation of ($37,098).
(5)Includes accumulated realized loss of ($124,169) and unrealized depreciation of ($150,432).
(6)Includes accumulated realized loss of ($2,258) and unrealized appreciation of $1,791.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      147)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

  On November 27, 2000, certain portfolios of the Firstar Funds, including newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Mercantile Funds and Firstar Stellar Funds) merged with certain portfolios of Mercantile Funds and Stellar Funds. On December 11, 2000, certain other portfolios of Mercantile Funds and Firstar Stellar Funds merged into shell portfolios of Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                                                ACQUIRED
                                                                               FUND'S NET
ACQUIRED FUND                              ACQUIRING FUND                        ASSETS
-----------------------------------------------------------------------------------------
Mercantile Growth Equity                   Firstar Large Cap Core Equity(1)    $95,738(5)
 Class A                                    Class A
 Class B                                    Class B
 Institutional Class                        Class Y
 Trust Class                                Institutional Class
Mercantile Growth & Income Equity          Firstar Growth & Income(1)          268,736(4)
 Class A                                    Class A
 Class B                                    Class B
 Institutional Class                        Class Y
 Trust Class                                Institutional Class
Firstar Stellar Relative Value(1)          Firstar Relative Value(2)           503,157
 Class A                                    Class A
 Class B                                    Class B
 Class Y                                    Institutional Class
Firstar Stellar Growth Equity(1)           Firstar Large Cap Growth(2)         320,713
 Class A                                    Class A
 Class B                                    Class B
 Class Y                                    Institutional Class
Mercantile Equity Income(1)                Firstar Equity Income(2)             51,717
 Class A                                    Class A
 Class B                                    Class B
 Institutional Class                        Class Y
 Trust Class                                Institutional Class
Mercantile Balanced                        Firstar Balanced Growth(1)           66,580(3)
 Class A                                    Class A
 Class B                                    Class B
 Institutional Class                        Class Y
 Trust Class                                Institutional Class
Mercantile Small Cap Equity(1)             Firstar Emerging Growth             137,018
 Class A                                    Class A
 Class B                                    Class B
 Trust Class                                Institutional Class
Mercantile International Equity(1)         Firstar Core International Equity   131,976
 Class A                                    Class A
 Class B                                    Class B
 Trust Class                                Institutional Class
Firstar Stellar REIT(1)                    Firstar REIT (2)                     36,907
 Class Y                                    Institutional Class
Firstar Stellar Science & Technology(1)    Firstar Science & Technology(2)     121,342
 Class A                                    Class A
 Class B                                    Class B
 Class Y                                    Institutional Class
-------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                            SHARES ISSUED TO
                                             SHAREHOLDERS OF   ACQUIRING FUND     COMBINED   TAX STATUS
ACQUIRED FUND                                  ACQUIRED FUND       NET ASSETS   NET ASSETS  OF TRANSFER
-------------------------------------------------------------------------------------------------------
Mercantile Growth Equity                                     $356,198           $451,936    Non-taxable
 Class A                                            203
 Class B                                             56
 Institutional Class                                120
 Trust Class                                      2,276
Mercantile Growth & Income Equity                             673,486            942,222    Non-taxable
 Class A                                            970
 Class B                                            205
 Institutional Class                              1,654
 Trust Class                                      3,786
Firstar Stellar Relative Value(1)                                  --            503,157    Non-taxable
 Class A                                          1,458
 Class B                                            537
 Class Y                                         16,100
Firstar Stellar Growth Equity(1)                                   --            320,713    Non-taxable
 Class A                                             57
 Class B                                          3,972
 Class Y                                          9,383
Mercantile Equity Income(1)                                        --             51,717    Non-taxable
 Class A                                            134
 Class B                                             98
 Institutional Class                                 12
 Trust Class                                      7,693
Mercantile Balanced                                           212,028            278,608    Non-taxable
 Class A                                            274
 Class B                                             59
 Institutional Class                                533
 Trust Class                                      1,563
Mercantile Small Cap Equity(1)                                198,507(6)         335,525    Non-taxable
 Class A                                            801
 Class B                                             31
 Trust Class                                     14,027
Mercantile International Equity(1)                             37,900            169,876    Non-taxable
 Class A                                              2
 Class B                                              9
 Trust Class                                      2,901
Firstar Stellar REIT(1)                                            --             36,907    Non-taxable
 Class Y                                          4,085
Firstar Stellar Science & Technology(1)                            --            121,342    Non-taxable
 Class A                                            106
 Class B                                            704
 Class Y                                          6,251
-------------------------------------------------------------------------------------------------------

(1)Accounting Survivor
(2)Shell Portfolio
(3)Includes accumulated realized loss of ($114) and unrealized depreciation of ($283).
(4)Includes unrealized appreciation of $50,298.
(5)Includes unrealized appreciation of $40,483.
(6)Includes unrealized appreciation of $18,818.


(148      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

8 >  OPTIONS WRITTEN

     The following options written were outstanding as of September 30, 2001:


     PUT OPTIONS WRITTEN

                                        EXPIRATION     EXERCISE     NUMBER OF    MARKET VALUE
ISSUER                                        DATE        PRICE     CONTRACTS           (000)
-----------------------------------   ------------   ----------   -----------   -------------
  CAPITAL GROWTH FUND:
   CheckPoint Software Technology           Oct-01        50           28           $   81
   Juniper Networks                         Oct-01        20          100              100
   Texaco                                   Oct-01        70           75               37
                                                                                    ------
   Total put options outstanding
    (premiums received, $71)                                                        $  218
                                                                                    ------
  SCIENCE & TECHNOLOGY FUND:
   Siebel Systems, Inc.                     Nov-01        30           95           $  159
   Somanetics Corporation                   Nov-01       460          100              909
                                                                                    ------
   Total put options outstanding
    (premiums received, $616)                                                       $1,068
                                                                                    ------


     CALL OPTIONS WRITTEN

                            EXPIRATION    EXERCISE     NUMBER OF    MARKET VALUE
ISSUER                            DATE       PRICE     CONTRACTS           (000)
------------------------   -----------   ---------   -----------   -------------
  CAPITAL GROWTH FUND:
   Cardinal Health              Dec-01      75           150             $ 66
   Cardinal Health              Dec-01      80           100               23
   Kohl's                       Jan-02      60           250               40
   Wal-Mart Stores              Dec-01      55           300               35
                                                                         ----
   Total call options outstanding (premiums received, $104)              $164
                                                                         ----

     Transactions in options written for the period ended September 30, 2001, were as follows:



     PUT OPTIONS WRITTEN

                                       NUMBER OF         PREMIUM
                                       CONTRACTS    AMOUNT (000)
                                     -----------   -------------
  CAPITAL GROWTH FUND:
   Balance at September 30, 2000           245        $   78
   Opened                                2,075           686
   Expired                                (980)         (237)
   Exercised                              (412)         (204)
   Closed                                 (725)         (252)
                                         -----        ------
   Balance at September 30, 2001           203        $   71
                                         -----        ------
  SCIENCE & TECHNOLOGY FUND:
   Balance at September 30, 2000           127        $  215
   Opened                                1,525         1,560
   Expired                                 (50)          (18)
   Exercised                              (442)         (366)
   Closed                                 (965)         (775)
                                         -----        ------
   Balance at September 30, 2001           195        $  616
                                         -----        ------
  CALL OPTIONS WRITTEN

  CAPITAL GROWTH FUND:
   Balance at September 30, 2000           700        $  159
   Opened                                3,450           605
   Expired                              (2,200)         (405)
   Closed                               (1,150)         (255)
                                        ------        ------
   Balance at September 30, 2001           800        $  104
                                        ------        ------
  SCIENCE & TECHNOLOGY FUND:
   Balance at September 30, 2000           103        $   38
   Opened                                1,010           391
   Closed                               (1,115)         (429)
                                        ------        ------
   Balance at September 30, 2001            --        $   --
                                        ------        ------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      149)

NOTICE TO SHAREHOLDERS September 30, 2001 (unaudited)

  THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 2002. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

  Dear First American Shareholders:

  For the fiscal year ended September 30, 2001, each Fund has designated long term capital gains and qualifying dividends with regard to distributions paid during the year as follows:

                                              (A)               (B)               (C)             (D)
                                        LONG TERM          ORDINARY
                                    CAPITAL GAINS            INCOME             TOTAL
                                    DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS      QUALIFYING
                                      (TAX BASIS)       (TAX BASIS)       (TAX BASIS)    DIVIDENDS(1)
  ---------------------------------------------------------------------------------------------------
  Large Cap Growth Fund                 100%                0%             100%                0%
  Large Cap Value Fund                   90                10              100               100
  Large Cap Core Fund                    93                 7              100                62
  Growth & Income Fund                   94                 6              100               100
  Relative Value Fund                    43                57              100               100
  Capital Growth Fund                   100                 0              100                 0
  Equity Income Fund                     88                12              100                88
  Balanced Fund                          73                27              100                19
  Mid Cap Growth Fund                    50                50              100                 0
  Mid Cap Value Fund                      0               100              100               100
  Mid Cap Core Fund                      44                56              100                 2
  Micro Cap Fund                         15                85              100                 1
  Small Cap Growth Fund                  40                60              100                 9
  Small Cap Value Fund                   50                50              100                10
  Small Cap Core Fund                    46                54              100                 6
  International Fund                     83                17              100                 0
  Health Sciences Fund                   65                35              100                25
  Real Estate Securities Fund             0               100              100                 0
  Technology Fund                        74                26              100                 0
-----------------------------------------------------------------------------------------------------

  *Items (A) and (B) are based on a percentage of the fund's total distributions.
 **Item (D) is based on a percentage of ordinary income distributions of the fund.
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2)Real Estate Securities Fund is not shown due To the fact that the tax year end is December 31st.



  SHAREHOLDER MEETINGS

  At a special meeting of shareholders of the First American Funds on August 31, 2001, the shareholders of each of the Funds voted to approve the following proposals:

  Proposal No. 1 -- Election of Robert J. Dayton, Andrew S. Duff, Roger A. Gibson, Andrew M. Hunter III, Leonard W. Kedrowski, John M. Murphy, Jr., Richard K. Riederer, Joseph D. Strauss, Virginia L. Stringer and James M. Wade as Directors.

  At the meeting, shareholders approved Proposal No. 1 as follows:

                             SHARES VOTED FOR    SHARES WITHHELD
  --------------------------------------------------------------
  Robert J. Dayton            558,356,535          8,806,518
  Andrew S. Duff              564,054,926          3,108,127
  Roger A. Gibson             564,135,567          3,027,486
  Andrew M. Hunter III        564,182,351          2,080,702
  Leonard W. Kedrowski        564,142,080          3,020,973
  John M. Murphy, Jr.         563,979,300          3,183,753
  Richard K. Riederer         564,286,876          2,876,177
  Joseph D. Strauss           564,169,341          2,993,712
  Virginia L. Stringer        553,921,602          3,241,451
  James M. Wade               564,289,279          2,873,774
  --------------------------------------------------------------


(150      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

Proposal No. 2 -- Ratification of the selection of Ernst & Young LLP as independent public accountants for the Company.

At the meeting, shareholders approved Proposal No. 2 as follows:

      FOR                          AGAINST                          ABSTAIN
--------------------------------------------------------------------------------
  563,155,535                      986,817                         3,020,716
--------------------------------------------------------------------------------


Proposal No. 4 -- Approval of a new sub-advisory agreement with Clay Finlay,
Inc.

At the meeting, shareholders approved Proposal No. 3 as follows:

                                   FOR              AGAINST             ABSTAIN
--------------------------------------------------------------------------------
  International                 46,431,207          259,165             322,987
--------------------------------------------------------------------------------


Proposal No. 5 -- To approve the modification or elimination of certain fundamental investment restrictions of the funds.


At the meeting, shareholders approved Proposal No. 5 as follows:

5A -- Modify investment restriction regarding concentration in a particular industry.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
Large Cap Growth            46,221,675     517,478     373,173      9,010,338
Large Cap Value             47,936,936     578,116     287,564      6,040,688
Balanced                    11,748,062     278,346     362,084      2,494,517
Equity Income               12,771,923     178,811     132,535      1,457,459
Mid Cap Growth              26,069,771     606,685     344,685      4,420,016
Mid Cap Value               17,613,986     106,813      74,105      1,233,246
Small Cap Growth            22,417,869     195,958     109,685      2,491,112
Small Cap Value             24,593,327     903,789     101,364      1,794,375
Health Sciences              1,426,095      19,729      31,819        363,495
Real Estate Securities       3,483,034       7,349      14,963        234,129
Technology                   6,943,955     208,472      99,963      2,529,603
International               39,319,909     410,002     357,535      6,925,913
Emerging Markets             6,803,835      13,736      27,198        383,384
-----------------------   ------------   ---------   ---------   ---------------


5B -- Modify investment restriction regarding borrowing.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,040,766     643,685     427,875      9,010,338
  Large Cap Value           47,730,049     666,836     406,731      6,040,688
  Balanced                  11,759,460     284,621     344,311      2,434,517
  Equity Income             12,753,377     206,354     123,538      1,457,459
  Mid Cap Growth            25,930,988     895,574     394,162      4,420,016
  Mid Cap Value             17,614,050     102,027      78,826      1,233,246
  Small Cap Growth          22,376,239     210,135     137,138      2,491,112
  Small Cap Value           24,446,988     409,398     142,093      1,794,376
  Health Sciences            1,420,172      26,531      30,940        363,495
  Real Estate Securities     3,470,009      20,294      15,044        234,128
  Technology                 6,914,119     222,198     118,073      2,529,603
  International             39,202,368     568,723     316,355      6,925,913
  Emerging Markets           6,798,784      18,271      27,714        363,384
-----------------------   ------------   ---------   ---------   ---------------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      151)

NOTICE TO SHAREHOLDERS September 30, 2001 (unaudited)


5C -- Modify investment restriction regarding issuance of senior securities.


                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,053,602     595,392     463,331      9,010,336
  Large Cap Value           47,749,534     620,567     433,515      6,040,688
  Balanced                  11,762,528     234,880     390,984      2,494,517
  Equity Income             12,762,693     177,880     142,716      1,457,459
  Mid Cap Growth            26,003,088     648,790     368,846      4,420,016
  Mid CapValue              17,612,193     108,022      74,689      1,233,246
  Small Cap Growth          22,374,947     226,459     122,106      2,491,112
  Small Cap Value           24,604,399     251,064     143,017      1,794,375
  Health Sciences            1,418,141      26,800      32,702        363,495
  Real Estate Securities     3,450,450      36,394      18,503        234,128
  Technology                 6,901,620     241,930     108,840      2,529,603
  International             39,246,359     417,348     423,739      6,925,913
  Emerging Markets           6,792,425      24,944      27,400        363,384
-----------------------   ------------   ---------   ---------   ---------------


5D -- Eliminate the investment restriction regarding margin purchases and short sales.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          45,428,884   1,234,971     448,471      9,010,336
  Large Cap Value           47,501,171     878,887     423,558      6,040,686
  Balanced                  11,702,450     314,461     371,481      2,494,517
  Equity Income             12,586,876     267,740     128,653      1,457,459
  Mid Cap Growth            25,812,283     837,730     370,711      4,420,016
  Mid Cap Value             17,574,220     137,673      83,011      1,233,245
  Small Cap Growth          22,204,509     350,416     168,587      2,491,112
  Small Cap Value           24,981,505     459,077     157,898      1,794,375
  Health Sciences            1,413,310      34,388      29,945        363,485
  Real Estate Securities     3,374,690     106,203      24,454        234,128
  Technology                 6,813,037     312,093     127,260      2,529,603
  International             38,929,610     890,608     327,228      6,925,913
  Emerging Markets           6,780,132      34,105      30,532        363,384
-----------------------   ------------   ---------   ---------   ---------------


5E -- Modify investment restriction regarding investments in commodities.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,080,801     668,677     382,848      9,010,336
  Large Cap Value           47,745,580     624,791     433,245      6,040,688
  Balanced                  11,775,329     255,136     357,927      2,494,517
  Equity Income             12,728,029     224,596     130,644      1,457,459
  Mid Cap Growth            25,993,248     677,643     349,833      4,420,016
  Mid Cap Value             17,505,625     116,876      71,403      1,233,246
  Small Cap Growth          22,339,942     270,770     112,800      2,491,112
  Small Cap Value           24,614,709     253,549     130,222      1,794,375
  Health Sciences            1,414,287      28,712      34,643        363,496
  Real Estate Securities     3,439,447      48,689      19,211        234,128
  Technology                 8,838,585     308,784     105,021      2,529,603
  International             39,259,532     501,823     316,091      6,925,913
  Emerging Markets           6,786,757      31,532      26,480        363,384
-----------------------   ------------   ---------   ---------   ---------------


5F -- Modify investment restriction regarding investments in real estate.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,174,078     549,339     388,915      9,010,336
  Large Cap Value           47,875,943     516,822     410,851      6,040,688
  Balanced                  11,760,826     264,722     362,844      2,494,517
  Equity Income             12,735,266     227,057     120,945      1,457,459
  Mid Cap Growth            25,976,469     687,796     356,458      4,420,016
  Mid Cap Value             17,633,609      91,367      69,928      1,233,246
  Small Cap Growth          22,395,608     200,539     127,365      2,491,112
  Small Cap Value           24,637,467     234,455     126,558      1,794,375
  Health Sciences            1,420,043      23,671      33,929        363,495
  Real Estate Securities     3,449,313      39,766      16,268        234,128
  Technology                 6,937,985     213,885     100,520      2,529,603
  International             39,358,936     372,058     356,452      6,925,913
  Emerging Markets           6,792,804      24,622      27,343        363,384
-----------------------   ------------   ---------   ---------   ---------------


(152      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

5G -- Modify the investment restriction regarding underwriting securities.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,044,126     589,737     478,463      9,010,336
  Large Cap Value           47,885,453     493,758     424,405      6,040,688
  Balanced                  11,760,737     260,634     367,021      2,494,517
  Equity Income             12,729,028     218,030     136,211      1,457,459
  Mid Cap Growth            26,006,380     637,830     376,514      4,420,016
  Mid Cap Value             17,599,896     118,052      76,956      1,233,246
  Small Cap Growth          22,356,064     226,274     141,174      2,481,112
  Small Cap Value           24,640,151     224,005     134,323      1,794,375
  Health Sciences            1,423,370      19,774      34,498        363,496
  Real Estate Securities     3,446,343      42,085      16,918        234,128
  Technology                 6,921,671     217,021     113,698      2,529,603
  International             39,342,047     421,131     324,288      6,925,913
  Emerging Markets           6,793,048      23,504      28,217        363,384
-----------------------   ------------   ---------   ---------   ---------------


5H -- Modify investment restriction regarding lending.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          45,980,861     675,547     455,918      9,010,336
  Large Cap Value           47,778,668     604,596     420,252      6,040,688
  Balanced                  11,729,635     304,763     354,004      2,494,517
  Equity Income             12,734,736     234,487     114,046      1,457,459
  Mid Cap Growth            25,954,437     687,132     379,155      4,420,016
  Mid Cap Value             17,589,123     128,653      77,127      1,299,246
  Small Cap Growth          22,328,818     249,960     144,734      2,491,112
  Small Cap Value           24,616,889     245,852     135,739      1,794,375
  Health Sciences            1,418,126      28,855      30,661        363,496
  Real Estate Securities     3,448,349      41,854      15,044        234,128
  Technology                 6,899,652     228,500     124,238      2,529,603
  International             39,306,612     477,150     303,684      6,925,913
  Emerging Markets           6,789,468      27,139      28,182        363,384
-----------------------   ------------   ---------   ---------   ---------------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      153)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Investment Funds, Inc.



        MR. ROBERT DAYTON
        Director of First American Investment Funds, Inc.
        Retired; former Chief Executive Officer of Okabena Company


        MR. ANDREW DUFF
        Director of First American Investment Funds, Inc.
        President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


        MR. ROGER GIBSON
        Director of First American Investment Funds, Inc.
        Vice President of North America-Mountain Region for United Airlines


        MR. ANDREW HUNTER III
        Director of First American Investment Funds, Inc.
        Chairman of Hunter, Keith Industries, Inc.


        MR. LEONARD KEDROWSKI
        Director of First American Investment Funds, Inc.
        Owner and President of Executive Management Consulting, Inc.


        MR. JOHN MURPHY JR.
        Director of First American Investment Funds, Inc.
        Executive Vice President of U.S. Bancorp


        MR. RICHARD RIEDERER
        Director of First American Investment Funds, Inc.
        Retired; former President and Chief Executive Officer of Weirton Steel


        MR. JOSEPH STRAUSS
        Director of First American Investment Funds, Inc.
        Former Chairman of First American Investment Funds, Inc.
        Owner and President of Strauss Management Company


        MS. VIRGINIA STRINGER
        Chairperson of First American Investment Funds, Inc.
        Owner and President of Strategic Management Resources, Inc.


        MR. JAMES WADE
        Director of First American Investment Funds, Inc.
        Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402





--------------------------------------------------------------------------------

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In an attempt to reduce shareholder costs and help eliminate duplication, the
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2139-01 11/2001  AR-EQUITY